UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Funds

Semi-Annual Report

June 30, 2021

Equity Funds

Lazard Developing Markets Equity Portfolio	Lazard International Equity Portfolio
Lazard Emerging Markets Core Equity Portfolio	Lazard International Equity Select Portfolio
Lazard Emerging Markets Equity Advantage Portfolio	Lazard International Equity Value Portfolio
Lazard Emerging Markets Equity Portfolio	Lazard International Quality Growth Portfolio
Lazard Emerging Markets Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio
Lazard Equity Franchise Portfolio	Lazard International Strategic Equity Portfolio
Lazard Global Equity Select Portfolio	Lazard Managed Equity Volatility Portfolio
Lazard Global Listed Infrastructure Portfolio	Lazard US Equity Concentrated Portfolio
Lazard Global Strategic Equity Portfolio	Lazard US Equity Focus Portfolio
Lazard International Equity Advantage Portfolio	Lazard US Small-Mid Cap Equity Portfolio
Lazard International Equity Concentrated Portfolio	Lazard US Sustainable Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

23	Information About Your Portfolio’s Expenses (unaudited)

31	Portfolio Holdings (unaudited)

34	Portfolios of Investments (unaudited)

34	Lazard Developing Markets Equity Portfolio

38	Lazard Emerging Markets Core Equity Portfolio

43	Lazard Emerging Markets Equity Advantage Portfolio

52	Lazard Emerging Markets Equity Portfolio

56	Lazard Emerging Markets Strategic Equity Portfolio

60	Lazard Equity Franchise Portfolio

62	Lazard Global Equity Select Portfolio

66	Lazard Global Listed Infrastructure Portfolio

69	Lazard Global Strategic Equity Portfolio

73	Lazard International Equity Advantage Portfolio

80	Lazard International Equity Concentrated Portfolio

83	Lazard International Equity Portfolio

88	Lazard International Equity Select Portfolio

93	Lazard International Equity Value Portfolio

96	Lazard International Quality Growth Portfolio

100	Lazard International Small Cap Equity Portfolio

105	Lazard International Strategic Equity Portfolio

110	Lazard Managed Equity Volatility Portfolio

118	Lazard US Equity Concentrated Portfolio

121	Lazard US Equity Focus Portfolio

124	Lazard US Small-Mid Cap Equity Portfolio

130	Lazard US Sustainable Equity Portfolio

134	Notes to Portfolios of Investments (unaudited)

146	Statements of Assets and Liabilities (unaudited)

154	Statements of Operations (unaudited)

162	Statements of Changes in Net Assets (unaudited)

187	Financial Highlights (unaudited)

239	Notes to Financial Statements (unaudited)

284	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report	1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Progress in the long battle against COVID-19 brightened the economic outlook in many parts of the world in the first six months of 2021, and that was reflected in the global equity markets. The MSCI World Index returned a healthy 13% as vaccination rates rose, many economies reopened, and recovery took hold, especially in the United States where vaccination accelerated dramatically.

Yet, this ride up was far from smooth. During the first half of 2021, investor sentiment seemed to alternate, often from day-to-day, between growing optimism over the economic rebound and worry over the downside risks that could derail the recovery, from uneven vaccine distribution to outbreaks of the virus in Europe and Asia and the emergence of more virus strains.

Increasingly, investors also became concerned with an “upside risk” that could result from faster economic growth: inflation. Amid supply-chain bottlenecks, surging commodity prices, and sharp increases in China’s producer prices, inflation moved front and center in the second quarter. The key concern was that the huge fiscal stimulus in the United States, in particular, could drive inflation higher, forcing the Federal Reserve (the “Fed”) and other central banks to retreat from their easy monetary policy before economic recovery is fully realized. In fact, the US Consumer Price Index (CPI) to date in 2021 jumped to an annualized 5% in May—the highest rate in more than a decade and well above the Fed’s 2% target for inflation.

However, the Fed has maintained that recent higher inflation is temporary and due to the global economy restarting. At their meeting in June, the Federal Open Market Committee moved up its own median estimate for the timing of their next interest rate increase to 2023 from 2024, a signal that the economy is recovering more quickly than the central bank had expected, but also that it is not currently overheating, which would warrant action sooner. In sum, the Fed seemed to relieve many investors’ concerns over inflation, for now.

2	Semi-Annual Report

In this tug-of-war market environment, the equity bulls won out as many companies reported higher earnings, brighter outlooks, or both. Although stock markets in both developed and emerging markets generally gained, developed markets generally performed better than emerging markets as vaccination rates and economic reopening advanced more quickly in developed markets. In the United States, the S&P 500 Index hit a series of new highs thanks in part to exceptionally strong corporate earnings.

We remain optimistic for the second half of 2021. The Fed expects US real gross domestic product (“GDP”) growth to reach a staggering 7% for the year (after nearly -3.5% in 2020), and vaccination rates should continue to climb, helping to boost growth, particularly in the emerging markets. Still, like the past six months, the journey is likely to be bumpy. Inflation, economic data, and the path of recovery itself may seem volatile at times. As of the end of the semi-annual period, a highly infectious COVID-19 strain has become dominant around the world, a sobering reminder that we are still fighting the pandemic.

In the push-pull of the financial markets, we believe fundamental analysis and stock selection are crucial to staying on track. We value your continued confidence in us, and, as always, we will strive for long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report	3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Developing Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Developing Markets Equity Portfolio and the MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One year	Five year	Ten year
Institutional Shares**	37.96%	12.94%	2.92%
Open Shares**	37.67%	12.57%	2.58%
MSCI Emerging Markets Index	40.90%	13.03%	4.28%

4	Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Core Equity Portfolio and the MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares	36.10%	10.44%	5.04%
Open Shares	35.73%	10.05%	4.67%
R6 Shares	36.17%	N/A	4.81%
MSCI Emerging Markets Index	40.90%	13.03%	6.20% (Institutional and Open Shares) 7.87% (R6 Shares)
†	The inception date for the Institutional and Open Shares was October 31, 2013 and for the R6 Shares was April 6, 2018.

Semi-Annual Report	5

Lazard Emerging Markets Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Advantage Portfolio and the MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	44.93%	13.92%	8.97%
Open Shares**	44.51%	13.59%	8.65%
MSCI Emerging Markets Index	40.90%	13.03%	7.81%
†	The inception date for the Portfolio was May 29, 2015.

6	Semi-Annual Report

Lazard Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Portfolio and the MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	40.87%	7.72%	2.38%	6.67%
Open Shares**	40.54%	7.44%	2.11%	6.40%
R6 Shares**	40.87%	7.72%	N/A	4.32%
MSCI Emerging Markets Index	40.90%	13.03%	4.28%	6.25% (Institutional Shares) 6.82% (Open Shares) 8.25% (R6 Shares)
†	The inception date for the Institutional Shares was July 15, 1994, for the Open Shares was January 8, 1997 and for the R6 Shares was January 19, 2015.

Semi-Annual Report	7

Lazard Emerging Markets Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Strategic Equity Portfolio and the MSCI Emerging Markets Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Institutional Shares**	36.64%	10.75%	2.91%
Open Shares**	36.19%	10.40%	2.62%
MSCI Emerging Markets Index	40.90%	13.03%	4.28%

Lazard Equity Franchise Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Equity Franchise Portfolio and the MSCI World® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Since Inception	†
Institutional Shares**	49.58%	9.87%
Open Shares**	49.27%	9.61%
MSCI World Index	39.04%	13.56%
†	The inception date for the Portfolio was September 29, 2017.

8	Semi-Annual Report

Lazard Global Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Equity Select Portfolio and the MSCI ACWI®*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	37.55%	14.66%	10.28%
Open Shares**	37.16%	14.33%	9.97%
MSCI ACWI	39.26%	14.61%	9.94%
†	The inception date for the Portfolio was December 31, 2013.

Lazard Global Listed Infrastructure Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Listed Infrastructure Portfolio, the MSCI World Core Infrastructure (Hedged) Index and the MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Institutional Shares**	12.17%	9.29%	11.15%
Open Shares**	11.95%	9.03%	10.84%
MSCI World Index	39.04%	14.83%	10.65%
MSCI World Core Infrastructure (USD Hedged) Index	16.10%	9.69%	10.27%

Semi-Annual Report	9

Lazard Global Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Strategic Equity Portfolio and the MSCI ACWI*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	38.14%	14.48%	9.91%
Open Shares**	38.47%	14.19%	9.63%
MSCI ACWI	39.26%	14.61%	9.84%
†	The inception date for the Portfolio was August 29, 2014.

10	Semi-Annual Report

Lazard International Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Advantage Portfolio and the MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	34.08%	8.84%	4.89%
Open Shares**	33.78%	8.53%	4.60%
MSCI EAFE Index	32.35%	10.28%	5.98%
†	The inception date for the Portfolio was May 29, 2015.

Lazard International Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Concentrated Portfolio and the MSCI ACWI ex-US*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	29.88%	6.37%	2.85%
Open Shares**	29.76%	6.11%	2.61%
MSCI ACWI ex-US	35.72%	11.08%	5.53%
†	The inception date for the Portfolio was August 29, 2014.

Semi-Annual Report	11

Lazard International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Portfolio and the MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	30.45%	7.67%	5.90%	6.12%
Open Shares**	30.09%	7.39%	5.61%	5.09%
R6 Shares**	30.44%	7.68%	N/A	4.99%
MSCI EAFE Index	32.35%	10.28%	5.89%	5.70% (Institutional Shares) 5.40% (Open Shares) 5.38% (R6 Shares)
†	The inception date for the Institutional Shares was October 29, 1991, for the Open Shares was January 23, 1997 and for the R6 Shares was April 1, 2015.

12	Semi-Annual Report

Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Select Portfolio, the MSCI ACWI ex-US and the MSCI EAFE/ACWI ex-US Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Institutional Shares**	29.12%	7.79%	5.24%
Open Shares**	28.80%	7.47%	4.91%
MSCI ACWI ex-US	35.72%	11.08%	5.45%
MSCI EAFE/ACWI ex-US Linked Index	35.72%	11.08%	5.45%

Lazard International Equity Value Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Value Portfolio and the MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Since Inception	†
Institutional Shares**	36.70%	3.61%
Open Shares**	36.51%	3.40%
MSCI EAFE Index	32.35%	12.24%
†	The inception date for the Portfolio was October 31, 2018.

Semi-Annual Report	13

Lazard International Quality Growth Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Quality Growth Portfolio and the MSCI ACWI ex-US*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Since Inception	†
Institutional Shares**	41.51%	25.98%
Open Shares**	41.22%	25.63%
MSCI ACWI ex-US	35.72%	16.59%
†	The inception date for the Portfolio was December 31, 2018.

Lazard International Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Small Cap Equity Portfolio and the MSCI EAFE Small Cap® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Institutional Shares**	40.44%	10.04%	8.31%
Open Shares**	40.16%	9.77%	8.01%
MSCI EAFE Small Cap Index	40.98%	12.03%	8.38%

14	Semi-Annual Report

Lazard International Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Strategic Equity Portfolio and the MSCI EAFE Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	34.42%	9.79%	7.29%	7.02%
Open Shares**	34.02%	9.51%	7.01%	5.87%
R6 Shares**	34.37%	9.80%	N/A	6.97%
MSCI EAFE Index	32.35%	10.28%	5.89%	5.32% (Institutional Shares) 4.53% (Open Shares) 7.29% (R6 Shares)
†	The inception date for the Institutional Shares was October 31, 2005, for the Open Shares was February 3, 2006 and for the R6 Shares was January 19, 2015.

Semi-Annual Report	15

Lazard Managed Equity Volatility Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Managed Equity Volatility Portfolio and the MSCI World Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Institutional Shares**	19.97%	7.48%	6.58%
Open Shares**	19.61%	7.17%	6.26%
MSCI World Index	39.04%	14.83%	11.09%
†	The inception date for the Portfolio was May 29, 2015.

16	Semi-Annual Report

Lazard US Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Concentrated Portfolio, the S&P 500 Index and the Russell 1000 Value/S&P 500 Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	36.28%	13.60%	13.40%	9.53%
Open Shares**	35.89%	13.29%	13.05%	9.21%
R6 Shares**	36.26%	N/A	N/A	13.65%
S&P 500 Index	40.79%	17.65%	14.84%	10.52% (Institutional and Open Shares) 18.02% (R6 Shares)
Russell 1000 Value/S&P 500 Linked Index	40.79%	17.65%	14.45%	9.87% (Institutional and Open Shares) N/A (R6 Shares)
†	The inception date for the Institutional and Open Shares was September 30, 2005 and for the R6 Shares was November 15, 2016.

Semi-Annual Report	17

Lazard US Equity Focus Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Select Portfolio and the S&P 500 Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	43.50%	17.63%	13.41%	9.23%
Open Shares**	43.13%	17.30%	13.08%	8.92%
R6 Shares**	43.47%	17.64%	N/A	13.15%
S&P 500 Index	40.79%	17.65%	14.84%	10.19% (Institutional and Open Shares) 14.51% (R6 Shares)
†	The inception date for the Institutional and Open Shares was December 30, 2004 and for the R6 Shares was May 19, 2014.

18	Semi-Annual Report

Lazard US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Small-Mid Cap Equity Portfolio and the Russell 2500 Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares**	49.78%	13.25%	10.46%	10.99%
Open Shares**	49.37%	12.91%	10.12%	8.76%
R6 Shares**	49.91%	N/A	N/A	16.13%
Russell 2500 Index	57.79%	16.35%	12.86%	11.54% (Institutional Shares) 10.39% (Open Shares) 25.87% (R6 Shares)
†	The inception date for the Institutional Shares was October 30, 1991, for the Open Shares was January 30, 1997 and for the R6 Shares was January 8, 2020.

Semi-Annual Report	19

Lazard US Sustainable Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Sustainable Equity Portfolio and the S&P 500 Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Since Inception	†
Institutional Shares**	40.69%	40.69%
Open Shares**	40.34%	40.34%
S&P 500 Index	40.79%	40.79%
†	The inception date for the Institutional Shares and Open Shares was June 30, 2020.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursement agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard International Small Cap Equity and Lazard US Small-Mid Cap Equity Portfolios and settlement proceeds received from class action lawsuits by the Lazard International Equity and Lazard International Small Cap Equity Portfolios, as well as by the Lazard Developing Markets Equity Portfolio. For the Lazard Developing Markets Equity Portfolio, these proceeds impacted the total return of Open Shares but did not impact that of Institutional Shares; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future

20	Semi-Annual Report

periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

**	The performance of Institutional Shares, Open Shares and R6 Shares of a Portfolio as applicable may vary, primarily based on the differences in fees borne by shareholders investing in different classes of the Portfolio.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 27 emerging markets country indices.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The MSCI ACWI is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 50 country indices comprising 23 developed and 27 emerging markets country indices.

The MSCI World Core Infrastructure (Hedged) Index (the “Infrastructure Index”) captures large and mid-cap securities across the 23 developed market countries. The Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that Lazard Global Listed Infrastructure Portfolio invests in a range of companies globally, not specifically developed markets countries.

The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI ACWI ex-US is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI ACWI ex-US consists of 49 country indices comprising 22 developed and 27 emerging markets country indices.

The MSCI EAFE/ACWI ex-US Linked Index is an unmanaged index created by the Investment Manager which links the performance of the MSCI EAFE Index for all periods through June 30, 2010 (when Lazard International Equity Select Portfolio’s benchmark index changed) and the MSCI ACWI ex-US for all periods thereafter.

The MSCI EAFE Small Cap Index targets all companies with market capitalizations below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float-adjusted market capitalization in each market (subject to minimum investability criteria and a universal minimum size range). The MSCI EAFE Small Cap Index consists of 21 developed markets country indices.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

Semi-Annual Report	21

The Russell 1000 Value/S&P 500 Linked Index is an unmanaged index created by the Investment Manager which links the performance of the Russell 1000® Value Index for all periods through May 30, 2012 (when Lazard US Equity Concentrated Portfolio’s investment strategy changed) and the S&P 500 Index for all periods thereafter.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

22	Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2021 through June 30, 2021 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   23

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

Developing Markets Equity
Institutional Shares
Actual	$1,000.00	$1,026.60	$5.78	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$1,025.60	$7.03	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Emerging Markets Core Equity
Institutional Shares
Actual	$1,000.00	$1,035.10	$5.80	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$1,033.60	$7.56	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.50	1.50%
R6 Shares
Actual	$1,000.00	$1,035.80	$5.80	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Emerging Markets Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,109.50	$5.07	0.97%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%
Open Shares
Actual	$1,000.00	$1,108.00	$6.79	1.30%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51	1.30%

24   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

Emerging Markets Equity
Institutional Shares
Actual	$1,000.00	$1,108.70	$5.75	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Open Shares
Actual	$1,000.00	$1,107.10	$7.05	1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76	1.35%
R6 Shares
Actual	$1,000.00	$1,108.60	$5.75	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Emerging Markets Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,047.10	$6.09	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%
Open Shares
Actual	$1,000.00	$1,045.50	$7.35	1.45%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Equity Franchise
Institutional Shares
Actual	$1,000.00	$1,169.10	$5.11	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,168.10	$6.45	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Semi-Annual Report   25

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

Global Equity Select
Institutional Shares
Actual	$1,000.00	$1,122.50	$4.47	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$1,120.60	$6.05	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Global Listed Infrastructure
Institutional Shares
Actual	$1,000.00	$1,085.70	$4.91	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,084.30	$6.25	1.21%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06	1.21%
Global Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,104.00	$4.96	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,105.70	$3.24	0.62%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11	0.62%
International Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,119.20	$4.73	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,118.20	$6.04	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

26   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

International Equity Concentrated
Institutional Shares
Actual	$1,000.00	$1,057.90	$4.64	0.91%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Open Shares
Actual	$1,000.00	$1,057.80	$5.92	1.16%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81	1.16%
International Equity
Institutional Shares
Actual	$1,000.00	$1,054.40	$4.18	0.82%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Open Shares
Actual	$1,000.00	$1,053.30	$5.50	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%
R6 Shares
Actual	$1,000.00	$1,054.50	$4.08	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
International Equity Select
Institutional Shares
Actual	$1,000.00	$1,047.70	$4.52	0.89%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Open Shares
Actual	$1,000.00	$1,046.60	$5.84	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Semi-Annual Report   27

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

International Equity Value
Institutional Shares
Actual	$1,000.00	$1,094.00	$4.93	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$1,094.00	$6.23	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%
International Quality Growth
Institutional Shares
Actual	$1,000.00	$1,103.90	$4.43	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$1,102.50	$5.73	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%
International Small Cap Equity
Institutional Shares
Actual	$1,000.00	$1,119.30	$5.99	1.14%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Open Shares
Actual	$1,000.00	$1,117.80	$7.30	1.39%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95	1.39%

28   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

International Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,074.90	$4.12	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Open Shares
Actual	$1,000.00	$1,073.00	$5.40	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
R6 Shares
Actual	$1,000.00	$1,074.80	$4.12	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Managed Equity Volatility
Institutional Shares
Actual	$1,000.00	$1,099.30	$3.90	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,096.80	$5.20	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%
Portfolio	Beginning
US Equity Concentrated
Institutional Shares
Actual	$1,000.00	$1,158.40	$4.01	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,156.70	$5.45	1.02%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11	1.02%
R6 Shares
Actual	$1,000.00	$1,158.70	$4.01	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Semi-Annual Report   29

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

US Equity Focus
Institutional Shares
Actual	$1,000.00	$1,167.50	$3.76	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$1,165.80	$5.10	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
R6 Shares
Actual	$1,000.00	$1,167.40	$3.76	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
US Small-Mid Cap Equity
Institutional Shares
Actual	$1,000.00	$1,170.60	$5.17	0.96%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%
Open Shares
Actual	$1,000.00	$1,169.06	$6.72	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26	1.25%
R6 Shares
Actual	$1,000.00	$1,170.60	$5.17	0.96%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%
US Sustainable Equity
Institutional Shares
Actual	$1,000.00	$1,146.70	$3.99	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,145.80	$5.32	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

30   Semi-Annual Report

The Lazard Funds, Inc.

Portfolio Holdings Presented by Asset Class/Sector June 30, 2021 (unaudited)

Asset Class/Sector*	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio†

Equity
Communication Services	13.7%	15.5%	10.7%	6.6%
Consumer Discretionary	16.7	17.0	17.0	6.8
Consumer Staples	0.9	5.6	4.3	7.1
Energy	2.2	4.4	5.3	10.0
Financials	24.9	14.3	17.5	28.2
Health Care	0.6	1.4	5.7	2.8
Industrials	10.3	3.9	5.5	4.5
Information Technology	24.7	27.2	21.3	19.9
Materials	4.7	9.7	9.0	9.2
Real Estate	—	—	0.8	1.0
Utilities	0.6	0.5	2.0	1.4
Short-Term Investments	0.7	0.5	0.9	2.5
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Emerging Global Listed Infrastructure Portfolio

Equity
Communication Services	13.3%	9.1%	7.5%	3.5%
Consumer Discretionary	18.9	18.2	15.9	—
Consumer Staples	6.7	—	11.9	—
Energy	5.7	—	—	—
Financials	21.0	—	15.6	—
Health Care	2.4	25.3	12.5	—
Industrials	2.1	21.5	14.6	31.3
Information Technology	17.8	6.2	17.9	—
Materials	8.4	—	1.0	—
Real Estate	1.1	—	—	—
Utilities	1.5	17.2	1.1	54.9
Short-Term Investments	1.1	2.5	2.0	10.3
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
†	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds held by the Portfolio.

Semi-Annual Report   31

Asset Class/Sector*	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio

Equity
Communication Services	12.2%	5.3%	5.9%	6.9%
Consumer Discretionary	11.7	13.3	11.7	10.9
Consumer Staples	2.3	9.4	8.9	8.5
Energy	—	2.7	3.5	4.4
Financials	16.6	16.8	9.3	13.9
Health Care	15.2	14.0	7.3	8.6
Industrials	10.5	15.7	16.3	22.4
Information Technology	23.6	8.6	9.8	5.5
Materials	4.0	7.4	8.3	6.4
Real Estate	—	2.8	5.4	3.3
Utilities	3.1	3.3	8.8	6.0
Short-Term Investments	0.8	0.7	4.8	3.2
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Equity
Communication Services	8.4%	5.9%	9.4%	4.8%
Consumer Discretionary	13.1	30.0	14.3	11.2
Consumer Staples	6.3	13.7	12.9	7.4
Energy	6.1	3.8	—	1.6
Financials	16.2	19.9	21.7	13.9
Health Care	7.5	3.6	8.9	6.3
Industrials	18.6	12.1	16.0	21.2
Information Technology	7.1	—	15.2	13.5
Materials	6.7	7.6	—	6.6
Real Estate	1.7	—	—	8.6
Utilities	7.0	2.8	—	3.0
Short-Term Investments	1.3	0.6	1.6	1.9
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

32   Semi-Annual Report

Asset Class/Sector*	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

Equity
Communication Services	6.8%	7.2%	9.0%	8.6%
Consumer Discretionary	15.1	7.8	14.0	15.2
Consumer Staples	9.8	18.9	3.1	2.6
Energy	1.7	0.7	—	—
Financials	17.5	7.7	8.6	18.5
Health Care	6.8	17.8	13.1	17.2
Industrials	21.5	9.5	11.3	12.0
Information Technology	5.2	9.4	27.1	23.9
Materials	5.1	3.3	3.3	—
Real Estate	2.5	6.4	10.1	—
Utilities	5.5	7.8	—	—
Short-Term Investments	2.5	3.5	0.4	2.0
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Equity
Communication Services	2.2%	1.7%
Consumer Discretionary	11.6	10.6
Consumer Staples	2.6	4.3
Energy	4.2	—
Financials	14.8	11.2
Health Care	13.5	23.6
Industrials	17.0	12.2
Information Technology	16.6	28.6
Materials	8.1	3.9
Real Estate	7.8	2.3
Utilities	1.6	—
Short-Term Investments	—	1.6
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report   33

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2021 (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 97.7%

Brazil | 4.5%
Duratex SA	592,741	$2,836,310
Lojas Americanas SA	481,036	2,087,088
Pagseguro Digital, Ltd., Class A (*)	44,495	2,488,160
Rumo SA (*)	603,744	2,324,520
		9,736,078

Canada | 1.9%
First Quantum Minerals, Ltd.	179,044	4,126,563

China | 27.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	51,779	11,742,442
Anhui Conch Cement Co., Ltd., Class H	140,000	742,887
Beijing Thunisoft Corp., Ltd., Class A	585,665	1,745,025
Chow Tai Seng Jewellery Co., Ltd., Class A	502,950	1,539,493
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	246,800	2,069,367
Minth Group, Ltd.	804,000	3,821,172
Monalisa Group Co., Ltd., Class A	326,500	1,586,416
NetEase, Inc. ADR	19,624	2,261,666
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	181,248	1,484,421
Ping An Insurance (Group) Co. of China, Ltd., Class H	421,000	4,110,197
Shenzhen Sunway Communication Co., Ltd., Class A	192,300	919,054
Tencent Holdings, Ltd.	188,400	14,171,285
Tencent Music Entertainment Group ADR (*)	211,667	3,276,605
Trip.com Group, Ltd. ADR (*)	115,764	4,104,991
Weibo Corp. Sponsored ADR (*)	44,785	2,356,587
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,063,500	1,114,961
Zhongsheng Group Holdings, Ltd.	305,500	2,541,887
		59,588,456

Colombia | 1.8%
Bancolombia SA Sponsored ADR	132,850	3,826,080

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Hong Kong | 1.4%
China Gas Holdings, Ltd.	437,800	$1,335,922
Techtronic Industries Co., Ltd.	93,502	1,636,398
		2,972,320

India | 10.6%
Bajaj Finance, Ltd. (*)	25,666	2,079,135
HDFC Bank, Ltd. ADR (*)	60,049	4,390,783
ICICI Bank, Ltd. Sponsored ADR (*)	422,252	7,220,509
Motherson Sumi Systems, Ltd. (*)	546,711	1,782,464
Mphasis, Ltd.	71,518	2,055,286
Reliance Industries, Ltd.	107,055	3,044,473
UPL, Ltd.	247,028	2,637,755
		23,210,405

Indonesia | 2.6%
PT Bank Central Asia Tbk	1,155,100	2,399,887
PT Bank Rakyat Indonesia (Persero) Tbk	11,744,000	3,191,128
		5,591,015

Macau | 1.5%
SJM Holdings, Ltd. (*)	2,932,000	3,198,732

Mexico | 2.5%
Grupo Financiero Banorte SAB de CV, Class O	837,357	5,408,753

Peru | 0.6%
Credicorp, Ltd. (*)	11,247	1,362,124

Philippines | 2.0%
BDO Unibank, Inc.	1,062,085	2,462,920
International Container Terminal Services, Inc.	591,329	1,979,651
		4,442,571

Poland | 1.1%
InPost SA	120,309	2,417,097

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Russia | 6.3%
Fix Price Group, Ltd. GDR	169,075	$1,479,473
Mail.Ru Group, Ltd. GDR (*)	107,865	2,445,504
Novatek PJSC Sponsored GDR	8,145	1,787,206
Sberbank of Russia PJSC (‡)	1,287,470	5,364,502
Yandex NV Class A (*)	39,132	2,768,589
		13,845,274

South Africa | 4.5%
Capitec Bank Holdings, Ltd.	41,772	4,935,153
Standard Bank Group, Ltd.	380,765	3,403,655
The Foschini Group, Ltd. (*)	142,713	1,589,999
		9,928,807

South Korea | 14.0%
CJ Logistics Corp. (*)	17,480	2,747,540
NCSoft Corp.	3,725	2,711,275
Samsung Biologics Co., Ltd. (*)	1,820	1,358,522
Samsung Electronics Co., Ltd.	187,827	13,462,565
SK Hynix, Inc.	56,711	6,423,592
WONIK IPS Co., Ltd.	89,172	3,929,019
		30,632,513

Taiwan | 15.1%
Airtac International Group	57,000	2,199,687
ASE Technology Holding Co., Ltd.	1,140,289	4,583,665
Bizlink Holding, Inc.	305,000	2,837,379
Chroma ATE, Inc.	379,000	2,604,881
Hiwin Technologies Corp.	346,742	4,915,679
MediaTek, Inc.	55,000	1,898,968
RichWave Technology Corp.	188,000	3,272,371
Silicon Motion Technology Corp. ADR	47,931	3,072,377
Taiwan Semiconductor Manufacturing Co., Ltd.	354,000	7,559,623
		32,944,630

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Total Common Stocks (Cost $153,872,402)		$213,231,418

Preferred Stocks | 2.0%

Brazil | 2.0%
Banco Bradesco SA ADR (Cost $3,265,782)	850,248	4,361,772

Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,514,776)	1,514,776	1,514,776

Total Investments | 100.4% (Cost $158,652,960)		$219,107,966

Liabilities in Excess of Cash and Other Assets | (0.4)%		(844,787)

Net Assets | 100.0%		$218,263,179

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 98.8%

Argentina | 0.8%
MercadoLibre, Inc. (*)	1,069	$1,665,277

Brazil | 6.9%
Azul SA ADR (*)	36,024	951,034
Banco BTG Pactual SA	98,874	2,426,427
Banco do Brasil SA	250,200	1,616,254
CCR SA	533,930	1,443,837
Lojas Renner SA	265,935	2,364,853
Pet Center Comercio e Participacoes SA	433,881	2,247,130
Rumo SA (*)	341,158	1,313,518
Telefonica Brasil SA ADR	113,450	964,325
		13,327,378

Canada | 0.7%
Parex Resources, Inc. (*)	82,112	1,371,183

China | 33.7%
21Vianet Group, Inc. ADR (*)	79,197	1,817,571
Alibaba Group Holding, Ltd. (*)	34,700	983,148
Alibaba Group Holding, Ltd. Sponsored ADR (*)	45,324	10,278,577
Bilibili, Inc. Sponsored ADR (*)	15,815	1,926,900
Budweiser Brewing Co. APAC, Ltd.	451,100	1,419,876
China Mengniu Dairy Co., Ltd.	245,000	1,481,525
China National Building Material Co., Ltd., Class H	1,928,000	2,264,642
Industrial & Commercial Bank of China, Ltd., Class H	6,870,633	4,031,050
JD.com, Inc. ADR (*)	29,911	2,387,197
Joinn Laboratories China Co., Ltd., Class H	23,380	376,412
Kingsoft Cloud Holdings, Ltd. ADR (*)	31,313	1,062,450
Kuaishou Technology	4,300	107,883
Midea Group Co., Ltd., Class A	83,800	926,657
NetEase, Inc.	39,000	899,715
NetEase, Inc. ADR	17,216	1,984,144

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	143,531	$1,175,519
PICC Property & Casualty Co., Ltd., Class H	1,239,770	1,084,461
Ping An Insurance (Group) Co. of China, Ltd., Class H	324,000	3,163,192
Prosus NV	7,504	734,234
Shenzhou International Group Holdings, Ltd.	125,891	3,179,756
Tencent Holdings, Ltd.	221,800	16,683,605
Tencent Music Entertainment Group ADR (*)	51,817	802,127
Wuliangye Yibin Co., Ltd., Class A (*)	59,500	2,744,501
Wuxi Biologics Cayman, Inc. (*)	123,500	2,263,606
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	170,200	1,582,367
		65,361,115

Hong Kong | 1.7%
China Gas Holdings, Ltd.	313,600	956,932
Techtronic Industries Co., Ltd.	131,500	2,301,409
		3,258,341

India | 10.1%
HDFC Bank, Ltd. ADR (*)	77,484	5,665,630
Hindalco Industries, Ltd.	564,400	2,828,069
Infosys, Ltd. Sponsored ADR	146,688	3,108,319
Maruti Suzuki India, Ltd.	13,745	1,391,179
Motherson Sumi Systems, Ltd. (*)	398,798	1,300,218
Reliance Industries, Ltd.	85,771	2,439,190
UPL, Ltd.	260,936	2,786,264
		19,518,869

Indonesia | 1.1%
PT Bank Mandiri (Persero) Tbk	3,102,100	1,259,705
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	38,489	834,057
		2,093,762

Mexico | 3.1%
Arca Continental SAB de CV	283,845	1,646,341
Cemex SAB de CV Sponsored ADR (*)	167,366	1,405,874
Grupo Aeroportuario del Pacifico SAB de CV ADR	14,459	1,545,523

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Grupo Financiero Banorte SAB de CV, Class O	207,700	$1,341,600
		5,939,338

Philippines | 0.8%
BDO Unibank, Inc.	678,161	1,572,620

Poland | 1.9%
CD Projekt SA	11,650	565,381
KGHM Polska Miedz SA	64,372	3,166,363
		3,731,744

Russia | 5.3%
Fix Price Group, Ltd. GDR	92,919	813,078
LUKOIL PJSC Sponsored ADR	50,919	4,728,837
Sberbank of Russia PJSC Sponsored ADR	53,682	895,952
Sberbank of Russia PJSC Sponsored ADR (London)	146,254	2,426,656
Yandex NV Class A (*)	19,289	1,364,697
		10,229,220

South Africa | 2.2%
Mondi PLC	107,167	2,823,618
Naspers, Ltd., N Shares	7,128	1,497,405
		4,321,023

South Korea | 14.3%
DB Insurance Co., Ltd.	19,481	948,076
LG Chem, Ltd.	2,466	1,861,658
NAVER Corp.	4,354	1,614,547
NCSoft Corp.	3,332	2,425,227
Orion Corp.	10,881	1,145,133
Samsung Electronics Co., Ltd.	197,890	14,183,834
Samsung SDI Co., Ltd.	3,076	1,903,898
SK Hynix, Inc.	33,102	3,749,427
		27,831,800

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Taiwan | 13.0%
Accton Technology Corp.	109,000	$1,293,966
Micro-Star International Co., Ltd.	268,000	1,513,190
Realtek Semiconductor Corp.	62,000	1,123,732
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	177,442	21,321,431
		25,252,319

United Kingdom | 2.2%
Anglo American PLC	43,371	1,728,286
Unilever PLC Sponsored ADR	42,240	2,471,040
		4,199,326

United States | 1.0%
Yum China Holdings, Inc.	29,375	1,946,094

Total Common Stocks
(Cost $121,043,535)		191,619,409

Preferred Stocks | 0.7%

Brazil | 0.7%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,335,306)	214,054	1,286,465

Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,017,133)	1,017,133	1,017,133

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Total Investments | 100.0% (Cost $123,395,974)		$193,923,007

Cash and Other Assets in Excess of Liabilities | 0.0%		13,626

Net Assets | 100.0%		$193,936,633

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 98.6%

Brazil | 3.4%
B3 SA-Brasil Bolsa Balcao	59,700	$201,889
Cia de Saneamento do Parana	34,700	144,903
Cia Siderurgica Nacional SA	22,000	194,575
Duratex SA	31,700	151,687
Marfrig Global Foods SA	48,100	185,097
Petroleo Brasileiro SA	81,239	480,691
Telefonica Brasil SA	17,600	148,619
Vale SA	43,609	992,947
		2,500,408

China | 36.1%
360 DigiTech, Inc. (*)	5,000	209,200
Agricultural Bank of China, Ltd., Class H	1,288,000	447,282
Alibaba Group Holding, Ltd. Sponsored ADR (*)	15,726	3,566,342
Amoy Diagnostics Co., Ltd., Class A	9,200	148,215
Anhui Conch Cement Co., Ltd., Class H	26,500	140,618
Anhui Guangxin Agrochemical Co., Ltd., Class A	44,200	205,782
Baidu, Inc. Sponsored ADR (*)	3,891	793,375
Bank of Beijing Co., Ltd., Class A	272,200	205,164
Bank of China, Ltd., Class H	2,382,000	855,105
Bank of Communications Co., Ltd., Class H	1,626,000	1,092,280
Blue Sail Medical Co., Ltd.,Class A	38,400	123,934
Bosideng International Holdings, Ltd.	392,000	280,216
BYD Co., Ltd.	10,000	299,087
China CITIC Bank Corp., Ltd., Class H	523,000	247,598
China Construction Bank Corp., Class H	741,000	582,059
China Everbright Bank Co., Ltd., Class H	477,000	194,752
China Feihe, Ltd.	45,000	97,137
China International Capital Corp., Ltd., Class H	70,400	189,510
China Life Insurance Co., Ltd., Class H	45,000	89,111
China Longyuan Power Group Corp., Ltd., Class H	170,000	292,976
China Medical System Holdings, Ltd.	74,000	194,914
China Meidong Auto Holdings, Ltd.	22,000	119,998

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Merchants Bank Co., Ltd., Class H	44,000	$375,449
China Petroleum & Chemical Corp., Class H	698,000	353,997
China Resources Cement Holdings, Ltd.	128,000	121,666
China Resources Power Holdings Co., Ltd.	112,000	152,907
China Yongda Automobiles Services Holdings, Ltd.	72,000	128,898
Chongqing Brewery Co., Ltd., Class A (*)	10,800	330,868
COSCO SHIPPING Holdings Co., Ltd., Class H (*)	131,000	330,057
Country Garden Services Holdings Co., Ltd.	12,000	129,678
CSPC Pharmaceutical Group, Ltd.	177,840	257,460
Daan Gene Co., Ltd., Class A	59,680	196,213
ENN Energy Holdings, Ltd.	5,900	112,315
Focus Media Information Technology Co., Ltd., Class A	48,000	69,919
Gigadevice Semiconductor Beijing, Inc., Class A	5,800	168,569
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	121,200	95,860
Guangdong Hybribio Biotech Co., Ltd., Class A	27,531	140,673
Haitian International Holdings, Ltd.	34,000	114,073
Industrial & Commercial Bank of China, Ltd., Class H	434,000	254,631
Intco Medical Technology Co., Ltd., Class A	9,200	177,811
JD.com, Inc. ADR (*)	7,036	561,543
Jiangsu Hengli Hydraulic Co., Ltd., Class A	13,300	176,993
KE Holdings, Inc. ADR	5,807	276,878
Kingfa Sci & Tech Co., Ltd., Class A	39,400	127,234
KWG Living Group Holdings, Ltd.	108,000	138,547
Lenovo Group, Ltd.	242,000	278,333
Li Ning Co., Ltd.	59,500	726,536
Meituan, Class B (*)	24,400	1,007,758
NetDragon Websoft Holdings, Ltd.	48,000	127,970
NetEase, Inc. ADR	2,183	251,591
New China Life Insurance Co., Ltd., Class H	42,800	146,079
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	10,309	84,431
NIO, Inc. ADR (*)	6,587	350,428
Oppein Home Group, Inc., Class A	5,400	118,665
PetroChina Co., Ltd., Class H	752,000	368,059
Pharmaron Beijing Co., Ltd., Class H	9,500	253,293
Pinduoduo, Inc. ADR (*)	2,792	354,640

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Ping An Insurance (Group) Co. of China, Ltd., Class H	76,000	$741,983
Sany Heavy Industry Co., Ltd., Class A	29,300	131,852
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	9,940	145,890
Shanghai Liangxin Electrical Co., Ltd., Class A	50,180	175,097
Shenzhen Overseas Chinese Town Co., Ltd., Class A	85,800	98,822
Shenzhou International Group Holdings, Ltd.	7,100	179,332
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A (*)	34,300	154,810
Sinotruk Hong Kong, Ltd.	49,500	106,088
Sungrow Power Supply Co., Ltd., Class A	11,900	212,021
Tencent Holdings, Ltd.	47,300	3,557,865
The People’s Insurance Co. Group of China, Ltd., Class H	421,000	140,439
Tian Di Science & Technology Co., Ltd., Class A	455,600	275,052
Tianneng Power International, Ltd.	58,000	101,444
Topsports International Holdings, Ltd.	86,000	140,897
Vipshop Holdings, Ltd. ADR (*)	10,089	202,587
Weibo Corp. Sponsored ADR (*)	1,549	81,508
Wuxi Biologics Cayman, Inc. (*)	17,000	311,589
Yadea Group Holdings, Ltd.	98,000	210,792
Yuexiu Property Co., Ltd.	168,400	177,419
Zhende Medical Co., Ltd.,Class A (*)	17,339	117,879
Zhongsheng Group Holdings, Ltd.	13,000	108,165
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	112,600	117,908
		26,724,116

Greece | 0.6%
Hellenic Telecommunications Organization SA	20,179	338,716
National Bank of Greece SA (*)	43,279	123,296
		462,012

Hong Kong | 0.6%
Kingboard Holdings, Ltd.	23,000	127,674
Kingboard Laminates Holdings, Ltd.	82,000	183,728
PAX Global Technology, Ltd.	125,000	143,772
		455,174

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Hungary | 0.6%
MOL Hungarian Oil & Gas PLC (*)	22,532	$179,310
Richter Gedeon Nyrt.	10,061	267,872
		447,182

India | 7.8%
Axis Bank, Ltd. GDR (*)	1,771	89,061
Dr Reddy’s Laboratories, Ltd. ADR	5,808	426,946
GAIL India, Ltd. GDR	20,902	246,748
HDFC Bank, Ltd. ADR (*)	8,166	597,098
ICICI Bank, Ltd. Sponsored ADR (*)	30,324	518,540
Infosys, Ltd. Sponsored ADR	52,325	1,108,767
Reliance Industries, Ltd. Sponsored GDR (#)	9,420	533,243
State Bank of India GDR	5,271	294,480
Tata Motors, Ltd. Sponsored ADR (*)	17,272	393,456
Vedanta, Ltd. ADR	29,138	413,760
Wipro, Ltd. ADR	89,118	696,012
WNS Holdings, Ltd. ADR (*)	6,168	492,638
		5,810,749

Indonesia | 1.2%
Japfa Comfeed Indonesia Tbk PT	876,100	104,531
Kalbe Farma Tbk PT	1,310,300	126,512
PT Bank Central Asia Tbk	76,700	159,355
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	16,383	355,020
Vale Indonesia Tbk PT	326,100	103,685
		849,103

Malaysia | 1.7%
Frontken Corp. Bhd	186,550	129,349
Hartalega Holdings Berhad	76,000	134,525
Hong Leong Financial Group Bhd	34,300	147,049
Inari Amertron Berhad	350,500	268,201
Petronas Chemicals Group Bhd	68,000	132,085
Public Bank Berhad	369,000	365,351
UWC BHD	85,200	104,860
		1,281,420

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Mexico | 2.2%
Arca Continental SAB de CV	60,300	$349,748
Gruma SAB de CV, Class B	14,385	160,787
Grupo Mexico SAB de CV, Series B	67,800	318,899
Kimberly-Clark de Mexico SAB de CV, Series A	142,600	253,023
Qualitas Controladora SAB de CV	36,600	170,588
Wal-Mart de Mexico SAB de CV	121,600	396,936
		1,649,981

Philippines | 0.5%
International Container Terminal Services, Inc.	59,700	199,864
Metropolitan Bank & Trust Co.	167,000	166,584
		366,448

Poland | 1.8%
KGHM Polska Miedz SA	4,409	216,872
Orange Polska SA (*)	88,943	156,645
Polski Koncern Naftowy ORLEN SA	6,111	123,105
Polskie Gornictwo Naftowe i Gazownictwo SA	361,769	633,249
Powszechna Kasa Oszczednosci Bank Polski SA (*)	19,260	191,158
		1,321,029

Russia | 2.7%
Gazprom PJSC Sponsored ADR	26,617	203,490
LUKOIL PJSC Sponsored ADR	5,436	504,840
MMC Norilsk Nickel PJSC ADR	3,494	119,106
PhosAgro PJSC GDR	5,109	103,430
Polymetal International PLC	5,843	125,840
Ros Agro PLC GDR	12,248	168,573
Rosneft Oil Co. PJSC GDR	36,065	279,840
RusHydro PJSC ADR	89,493	101,537
Sberbank of Russia PJSC Sponsored ADR (London)	18,419	305,609
Yandex NV Class A (*)	1,544	109,238
		2,021,503

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Saudi Arabia | 2.7%
Al Rajhi Bank	18,920	$559,989
Dr Sulaiman Al Habib Medical Services Group Co.	6,544	285,150
Jarir Marketing Co.	8,475	477,265
Mobile Telecommunications Co. Saudi Arabia (*)	58,362	226,261
Saudi Basic Industries Corp.	4,435	144,036
Saudi Industrial Services Co.	21,656	271,656
		1,964,357

South Africa | 2.2%
Anglo American Platinum, Ltd.	735	84,936
Impala Platinum Holdings, Ltd.	9,583	158,369
Mr Price Group, Ltd.	11,304	166,571
Naspers, Ltd., N Shares	2,115	444,306
Northam Platinum, Ltd. (*)	7,751	117,767
Sasol, Ltd. (*)	9,955	152,217
Sibanye Stillwater, Ltd.	29,983	125,454
Vodacom Group, Ltd.	40,372	364,002
		1,613,622

South Korea | 14.9%
AfreecaTV Co., Ltd.	2,279	240,855
BNK Financial Group, Inc.	19,064	130,842
Celltrion, Inc. (*)	407	97,057
CJ Corp.	1,477	140,525
DB HiTek Co., Ltd.	3,103	172,015
DGB Financial Group, Inc.	23,849	196,984
Doosan Bobcat, Inc. (*)	2,858	122,134
Hana Financial Group, Inc.	21,925	895,694
Hankook Tire & Technology Co., Ltd.	4,691	215,405
HMM Co., Ltd. (*)	3,645	142,129
Hyundai Glovis Co., Ltd.	794	147,393
Hyundai Mobis Co., Ltd.	499	129,417
KB Financial Group, Inc.	3,298	163,156
Kia Corp.	6,053	481,724
Korea Electric Power Corp.	7,958	175,630
Korea Electric Terminal Co., Ltd.	1,767	158,509

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Korean Reinsurance Co.	38,899	$340,078
KT Corp.	20,455	577,681
KT&G Corp.	4,804	360,003
Kumho Petrochemical Co., Ltd.	694	135,007
Kyung Dong Navien Co., Ltd.	2,165	134,781
LG Chem, Ltd.	160	120,789
LG Electronics, Inc.	925	134,234
LG Household & Health Care, Ltd.	167	261,320
LG Innotek Co., Ltd.	662	131,131
LOTTE Fine Chemical Co., Ltd.	2,017	118,243
Osstem Implant Co., Ltd.	1,658	167,420
POSCO	724	222,802
Samsung Electro-Mechanics Co., Ltd.	625	98,062
Samsung Electronics Co., Ltd. GDR	2,109	3,763,862
Samsung Securities Co., Ltd.	3,673	146,642
Seegene, Inc.	1,366	100,274
SK Hynix, Inc.	3,837	434,613
SK Telecom Co., Ltd.	673	191,286
		11,047,697

Taiwan | 15.5%
Adimmune Corp. (*)	76,000	146,253
Asia Cement Corp.	188,000	342,221
China General Plastics Corp.	131,000	177,321
China Life Insurance Co., Ltd.	129,000	122,088
Delta Electronics, Inc.	78,000	846,881
Evergreen Marine Corp. Taiwan, Ltd. (*)	47,000	332,244
Feng TAY Enterprise Co., Ltd.	15,000	131,746
Formosa Plastics Corp.	106,000	390,677
Gigabyte Technology Co., Ltd.	59,000	227,636
Greatek Electronics, Inc.	71,000	200,800
International Games System Co., Ltd.	5,000	150,655
MediaTek, Inc.	10,000	345,267
Micro-Star International Co., Ltd.	20,000	112,925
Nan Ya Plastics Corp.	45,000	134,099
Nan Ya Printed Circuit Board Corp.	16,000	223,670

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Nantex Industry Co., Ltd.	25,000	$128,643
Nien Made Enterprise Co., Ltd.	15,000	222,657
Novatek Microelectronics Corp.	23,000	411,916
Pegavision Corp.	7,000	151,745
Realtek Semiconductor Corp.	8,000	144,998
Shin Foong Specialty & Applied Materials Co., Ltd.	11,000	114,096
Silicon Motion Technology Corp. ADR	2,105	134,930
Taiwan Hon Chuan Enterprise Co., Ltd.	46,000	126,959
Taiwan Semiconductor Manufacturing Co., Ltd.	199,000	4,249,619
Tung Ho Steel Enterprise Corp.	83,000	156,389
Unimicron Technology Corp.	22,000	101,951
United Microelectronics Corp.	127,000	242,035
Wan Hai Lines, Ltd.	34,000	391,494
Yuanta Financial Holding Co., Ltd.	1,078,000	1,038,826
		11,500,741

Thailand | 2.2%
Chularat Hospital Public Co., Ltd. NVDR	1,995,600	248,030
Com7 Public Co., Ltd. NVDR	80,300	175,154
Hana Microelectronics Public Co., Ltd. NVDR	108,900	242,473
Kasikornbank Public Co., Ltd. NVDR	59,600	219,691
KCE Electronics Public Co., Ltd. NVDR	74,900	180,235
PTT Exploration & Production Public Co., Ltd.	74,800	274,228
SCG Packaging Public Co., Ltd. NVDR	106,300	205,886
Sri Trang Agro-Industry Public Co., Ltd. (‡)	85,100	107,537
		1,653,234

Turkey | 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	50,402	128,843
BIM Birlesik Magazalar AS	14,587	104,141
Coca-Cola Icecek AS	11,026	98,478
Ford Otomotiv Sanayi AS	6,647	129,881
Turkcell Iletisim Hizmetleri AS	95,937	177,821
		639,164

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

United States | 1.0%
Yum China Holdings, Inc.	11,143	$738,224

Total Common Stocks (Cost $66,593,934)
		73,046,164

Preferred Stocks | 0.2%

Brazil | 0.2%
Cia Energetica de Minas Gerais (Cost $136,482)	51,100	124,622

Warrants | 0.0%

Malaysia | 0.0%
Frontken Corp. Bhd (Expires 05/03/26) (*) (Cost $0)	56,050	3,780

Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $702,754)	702,754	702,754

Total Investments | 99.7% (Cost $67,433,170)		$73,877,320

Cash and Other Assets in Excess of Liabilities | 0.3%		186,954

Net Assets | 100.0%		$74,064,274

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 93.6%

Brazil | 7.7%
Banco do Brasil SA	13,283,126	$85,806,997
BB Seguridade Participacoes SA	10,544,517	48,972,283
CCR SA	24,508,617	66,275,463
Engie Brasil Energia SA	3,852,200	30,321,611
Petrobras Distribuidora SA	8,918,100	47,837,651
Petroleo Brasileiro SA Sponsored ADR	3,580,826	43,793,502
		323,007,507

China | 16.7%
A-Living Smart City Services Co., Ltd.	8,970,500	44,655,830
AAC Technologies Holdings, Inc.	4,511,165	33,758,113
Anhui Conch Cement Co., Ltd., Class H	9,844,451	52,237,984
China Construction Bank Corp., Class H	171,466,224	134,687,478
China Merchants Bank Co., Ltd., Class H	9,883,494	84,335,277
China Shenhua Energy Co., Ltd., Class H	31,548,110	61,844,222
China Vanke Co., Ltd., Class H	12,918,400	40,430,833
Hengan International Group Co., Ltd.	9,474,500	63,454,201
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,807,000	56,693,382
Sinopharm Group Co., Ltd., Class H	24,857,614	73,957,409
Tingyi (Cayman Islands) Holding Corp.	14,940,000	29,824,968
Weichai Power Co., Ltd., Class H	11,826,288	26,289,779
		702,169,476

Egypt | 0.9%
Commercial International Bank Egypt SAE GDR (*)	11,883,909	39,031,962

Greece | 0.7%
OPAP SA	2,009,443	30,296,468

Hong Kong | 0.9%
ASM Pacific Technology, Ltd.	2,794,400	37,863,909

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Hungary | 2.4%
OTP Bank Nyrt. (*)	1,848,287	$99,527,911

India | 9.1%
Axis Bank, Ltd. (*)	5,590,301	56,378,276
Bajaj Auto, Ltd.	485,589	27,010,458
Bharat Petroleum Corp., Ltd.	4,651,465	29,312,215
Coal India, Ltd.	14,928,696	29,483,091
Hero MotoCorp, Ltd.	588,742	23,006,805
Indus Towers, Ltd.	10,669,794	34,316,239
Infosys, Ltd. Sponsored ADR	1,004,560	21,286,626
Oil and Natural Gas Corp., Ltd.	20,280,411	32,268,105
Power Grid Corp. of India, Ltd.	8,205,557	25,660,042
Tata Consultancy Services, Ltd.	659,498	29,714,814
UPL, Ltd.	6,958,510	74,302,694
		382,739,365

Indonesia | 3.5%
PT Astra International Tbk	80,759,200	27,513,824
PT Bank Mandiri (Persero) Tbk	152,205,742	61,807,942
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	2,622,648	56,832,782
		146,154,548

Mexico | 5.2%
America Movil SAB de CV, Class L Sponsored ADR	5,584,199	83,762,985
Grupo Financiero Banorte SAB de CV, Class O	8,608,237	55,603,321
Grupo Mexico SAB de CV, Series B	10,979,642	51,642,983
Kimberly-Clark de Mexico SAB de CV, Series A	15,996,595	28,383,644
		219,392,933

Portugal | 1.0%
Galp Energia SGPS SA	3,749,445	40,796,624

Russia | 10.2%
ALROSA PAO (*),(‡)	28,391,760	52,093,286
Gazprom PJSC Sponsored ADR	6,629,499	50,683,296

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

LUKOIL PJSC Sponsored ADR	1,239,442	$115,106,726
Magnit PJSC Sponsored GDR	536,532	7,786,319
Mobile TeleSystems PJSC Sponsored ADR	7,272,739	67,345,563
Sberbank of Russia PJSC (‡)	24,789,457	103,290,255
X5 Retail Group NV GDR	929,244	32,600,080
		428,905,525

South Africa | 6.5%
Life Healthcare Group Holdings, Ltd. (*)	24,689,968	39,280,437
Mondi PLC	1,165,550	30,709,721
Nedbank Group, Ltd. (*)	5,519,815	66,064,556
Sanlam, Ltd.	7,232,010	31,086,733
Standard Bank Group, Ltd.	3,695,943	33,038,002
The Bidvest Group, Ltd.	3,379,626	45,059,788
Vodacom Group, Ltd.	3,002,707	27,072,978
		272,312,215

South Korea | 14.9%
Coway Co., Ltd.	814,809	56,947,106
Hyundai Mobis Co., Ltd.	229,872	59,617,693
KB Financial Group, Inc.	1,531,755	75,777,849
KT&G Corp.	660,225	49,476,018
Samsung Electronics Co., Ltd.	2,282,304	163,584,925
Shinhan Financial Group Co., Ltd.	1,880,701	67,735,907
SK Hynix, Inc.	1,347,065	152,580,554
		625,720,052

Taiwan | 8.7%
ASE Technology Holding Co., Ltd.	15,903,000	63,925,922
Globalwafers Co., Ltd.	1,509,000	49,815,154
Hon Hai Precision Industry Co., Ltd.	16,747,425	67,320,291
Novatek Microelectronics Corp.	4,273,000	76,526,765
Quanta Computer, Inc.	9,277,000	29,133,692
Taiwan Semiconductor Manufacturing Co., Ltd.	1,784,913	38,116,581
Wiwynn Corp.	1,148,000	41,078,726
		365,917,131

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Thailand | 2.3%
Kasikornbank Public Co., Ltd.	9,412,954	$34,853,743
The Siam Cement Public Co., Ltd.	4,534,500	61,686,178
		96,539,921

United Kingdom | 2.9%
Anglo American PLC	1,224,214	48,783,574
Unilever PLC	1,220,510	71,435,580
		120,219,154

Total Common Stocks (Cost $3,013,032,659)		3,930,594,701

Exchange-Traded Funds | 5.1%
iShares Core MSCI Emerging Markets ETF	1,607,992	107,719,384
Vanguard FTSE Emerging Markets ETF	1,987,076	107,918,097

Total Exchange-Traded Funds (Cost $160,340,541)		215,637,481

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $104,299,399)	104,299,399	104,299,399

Total Investments | 101.2% (Cost $3,277,672,599)		$4,250,531,581

Liabilities in Excess of Cash and Other Assets | (1.2)%		(49,141,112)

Net Assets | 100.0%		$4,201,390,469

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

		Fair
Description	Shares	Value

Lazard Emerging Markets Strategic Equity Portfolio

Common Stocks | 99.6%

Brazil | 4.3%
Banco BTG Pactual SA	36,397	$893,204
Banco do Brasil SA	103,057	665,733
BB Seguridade Participacoes SA	127,700	593,082
Lojas Americanas SA	141,600	614,365
Petroleo Brasileiro SA Sponsored ADR	47,062	575,568
		3,341,952

China | 33.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	11,916	2,702,311
Anhui Conch Cement Co., Ltd., Class H	232,000	1,231,070
ANTA Sports Products, Ltd.	61,000	1,436,163
Autohome, Inc. ADR	12,112	774,684
Baidu, Inc. Sponsored ADR (*)	5,937	1,210,554
China Construction Bank Corp., Class H	1,852,281	1,454,975
China Merchants Bank Co., Ltd., Class H	197,000	1,680,989
China Vanke Co., Ltd., Class H	278,800	872,563
CSPC Pharmaceutical Group, Ltd.	620,000	897,579
ENN Energy Holdings, Ltd.	61,200	1,165,026
Gree Electric Appliances, Inc. of Zhuhai, Class A	125,300	1,010,618
Hengan International Group Co., Ltd.	167,000	1,118,460
JD.com, Inc. ADR (*)	15,752	1,257,167
NetEase, Inc. ADR	10,543	1,215,081
Ping An Insurance (Group) Co. of China, Ltd., Class H	138,000	1,347,285
Sinopharm Group Co., Ltd., Class H	327,600	974,689
Tencent Holdings, Ltd.	30,992	2,331,192
Trip.com Group, Ltd. ADR (*)	32,800	1,163,088
Weichai Power Co., Ltd., Class H	356,000	791,386
Wuliangye Yibin Co., Ltd., Class A (*)	19,300	890,233
		25,525,113

Egypt | 0.6%
Commercial International Bank Egypt SAE GDR (*)	148,285	487,033

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Strategic Equity Portfolio (continued)

Greece | 0.6%
OPAP SA	29,260	$441,154

Hong Kong | 2.3%
Sands China, Ltd. (*)	227,200	956,908
Techtronic Industries Co., Ltd.	45,782	801,241
		1,758,149

Hungary | 0.2%
OTP Bank Nyrt. (*)	2,558	137,745

India | 12.6%
Axis Bank, Ltd. (*)	115,461	1,164,426
HDFC Bank, Ltd.	102,611	2,069,480
Hero MotoCorp, Ltd.	22,392	875,032
ITC, Ltd.	250,622	683,753
Reliance Industries, Ltd.	67,094	1,908,046
Tata Consultancy Services, Ltd.	45,818	2,064,409
UPL, Ltd.	89,893	959,874
		9,725,020

Indonesia | 2.3%
PT Astra International Tbk	1,164,500	396,733
PT Bank Central Asia Tbk	411,300	854,535
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	24,209	524,609
		1,775,877

Mexico | 3.6%
America Movil SAB de CV, Class L Sponsored ADR	41,682	625,230
Grupo Financiero Banorte SAB de CV, Class O	105,677	682,601
Grupo Mexico SAB de CV, Series B	193,399	909,657
Kimberly-Clark de Mexico SAB de CV, Series A	328,874	583,539
		2,801,027

Russia | 6.5%
Fix Price Group, Ltd. GDR	69,717	610,051

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

		Fair
Description	Shares	Value

Lazard Emerging Markets Strategic Equity Portfolio (continued)

LUKOIL PJSC Sponsored ADR	21,365	$1,984,163
Mobile TeleSystems PJSC Sponsored ADR	67,719	627,078
Sberbank of Russia PJSC (‡)	251,631	1,048,471
Yandex NV Class A (*)	10,978	776,694
		5,046,457

South Africa | 3.5%
Capitec Bank Holdings, Ltd.	5,076	599,704
Clicks Group, Ltd.	11,844	203,836
Mondi PLC	45,141	1,189,368
The Foschini Group, Ltd. (*)	11,868	132,224
Vodacom Group, Ltd.	64,514	581,670
		2,706,802

South Korea | 12.0%
Coway Co., Ltd.	13,225	924,297
Hyundai Mobis Co., Ltd.	3,631	941,706
NAVER Corp.	2,709	1,004,549
NCSoft Corp.	924	672,542
Samsung Electronics Co., Ltd.	39,907	2,860,348
Shinhan Financial Group Co., Ltd.	30,718	1,106,349
SK Hynix, Inc.	15,600	1,766,995
		9,276,786

Taiwan | 11.3%
CTBC Financial Holding Co., Ltd.	1,917,000	1,558,813
Globalwafers Co., Ltd.	42,000	1,386,505
Hon Hai Precision Industry Co., Ltd.	292,136	1,174,311
Novatek Microelectronics Corp.	55,000	985,016
Taiwan Semiconductor Manufacturing Co., Ltd.	167,387	3,574,527
		8,679,172

Thailand | 1.3%
CP ALL Public Co., Ltd. (‡)	314,900	589,516
The Siam Cement Public Co., Ltd.	31,500	428,518
		1,018,034

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Emerging Markets Strategic Equity Portfolio (concluded)

United Kingdom | 3.8%
Anglo American PLC	44,582	$1,776,544
Unilever PLC	19,674	1,151,505
		2,928,049

United States | 1.6%
Yum China Holdings, Inc.	18,934	1,254,378

Total Common Stocks (Cost $67,796,592)		76,902,748

Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $839,365)	839,365	839,365

Total Investments | 100.7% (Cost $68,635,957)		$77,742,113

Liabilities in Excess of Cash and Other Assets | (0.7)%		(563,919)

Net Assets | 100.0%		$77,178,194

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

		Fair
Description	Shares	Value

Lazard Equity Franchise Portfolio

Common Stocks | 97.4%

Australia | 2.0%
Transurban Group	193,912	$2,074,183

France | 7.2%
Bureau Veritas SA	103,783	3,284,724
EssilorLuxottica SA	11,994	2,214,661
Vinci SA	18,538	1,979,486
		7,478,871

Germany | 5.2%
Fresenius Medical Care AG & Co. KGaA	63,965	5,313,490

Italy | 8.3%
Atlantia SpA (*)	113,767	2,061,699
Snam SpA	565,205	3,270,966
Terna SPA	441,427	3,288,987
		8,621,652

Luxembourg | 3.6%
SES SA	488,761	3,735,780

Spain | 4.5%
Ferrovial SA	159,852	4,692,531

United Kingdom | 10.0%
National Grid PLC	487,630	6,208,673
Smith & Nephew PLC	47,591	1,031,338
United Utilities Group PLC	227,355	3,066,080
		10,306,091

United States | 56.6%
Cisco Systems, Inc.	60,092	3,184,876
Cognizant Technology Solutions Corp., Class A	45,747	3,168,437
Consolidated Edison, Inc.	27,104	1,943,899

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Equity Franchise Portfolio (concluded)

CVS Health Corp.	77,946	$6,503,814
Dollar Tree, Inc. (*)	30,841	3,068,680
H&R Block, Inc.	271,190	6,367,541
Henry Schein, Inc. (*)	13,510	1,002,307
International Game Technology PLC (*)	219,307	5,254,596
McKesson Corp.	33,463	6,399,464
MEDNAX, Inc. (*)	88,755	2,675,963
Medtronic PLC	25,789	3,201,189
Nielsen Holdings PLC	253,182	6,246,000
Omnicom Group, Inc.	70,957	5,675,850
Stericycle, Inc. (*)	26,792	1,916,968
Tapestry, Inc. (*)	44,123	1,918,468
		58,528,052

Total Common Stocks (Cost $81,528,654)		100,750,650

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $2,626,710)	2,626,710	2,626,710

Total Investments | 99.9% (Cost $84,155,364)		$103,377,360

Cash and Other Assets in Excess of Liabilities | 0.1%		62,334

Net Assets | 100.0%		$103,439,694

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 98.7%

Canada | 6.9%
BRP, Inc.	11,095	$868,195
CAE, Inc. (*)	35,194	1,083,984
Canadian National Railway Co.	9,322	983,563
Dollarama, Inc.	26,867	1,229,779
National Bank of Canada	22,116	1,655,132
Toromont Industries, Ltd.	17,196	1,498,199
		7,318,852

China | 4.0%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,864	2,010,178
Tencent Holdings, Ltd.	30,323	2,280,870
		4,291,048

Denmark | 2.0%
Carlsberg AS, Class B	6,413	1,197,227
Vestas Wind Systems AS	23,037	902,751
		2,099,978

France | 2.5%
LVMH Moet Hennessy Louis Vuitton SE	1,877	1,473,759
Pernod Ricard SA	5,479	1,216,110
		2,689,869

Germany | 2.0%
Adidas AG	2,989	1,113,010
Merck KGaA	5,250	1,007,842
		2,120,852

Hong Kong | 3.8%
AIA Group, Ltd.	142,183	1,767,147
China Gas Holdings, Ltd.	401,400	1,224,849
Sands China, Ltd. (*)	253,200	1,066,414
		4,058,410

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

India | 1.5%
HDFC Bank, Ltd. ADR (*)	21,927	$1,603,302

Japan | 4.3%
BayCurrent Consulting, Inc.	6,100	2,191,949
Nintendo Co., Ltd.	2,300	1,338,232
Shimano, Inc.	4,300	1,019,631
		4,549,812

Netherlands | 4.2%
NXP Semiconductors NV	7,465	1,535,700
Wolters Kluwer NV	29,080	2,922,760
		4,458,460

South Korea | 1.3%
LG Household & Health Care, Ltd.	881	1,378,579

Spain | 0.9%
Industria de Diseno Textil SA	28,955	1,020,282

Sweden | 2.4%
Assa Abloy AB, Class B	26,950	811,974
Hexagon AB Class B	114,900	1,703,394
		2,515,368

Switzerland | 4.5%
ABB, Ltd.	44,394	1,506,932
Partners Group Holding AG	1,073	1,626,095
The Swatch Group AG	4,825	1,656,064
		4,789,091

Taiwan | 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	19,652	2,361,384

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

United Kingdom | 8.8%
Coca-Cola Europacific Partners PLC	21,313	$1,264,287
Diageo PLC	43,990	2,108,155
Prudential PLC	56,751	1,076,784
RELX PLC	64,735	1,726,709
Rio Tinto PLC	12,799	1,053,701
Unilever PLC	36,925	2,159,705
		9,389,341

United States | 47.4%
Accenture PLC, Class A	8,450	2,490,975
Alphabet, Inc., Class A (*)	1,588	3,877,563
Aon PLC, Class A	10,651	2,543,033
Boston Scientific Corp. (*)	29,174	1,247,480
Dollar General Corp.	8,174	1,768,772
Honeywell International, Inc.	4,261	934,650
Intercontinental Exchange, Inc.	17,101	2,029,889
IQVIA Holdings, Inc. (*)	13,487	3,268,170
Johnson & Johnson	12,935	2,130,912
Lowe’s Cos., Inc.	8,915	1,729,243
McDonald’s Corp.	6,835	1,578,817
Microsoft Corp.	13,665	3,701,848
Motorola Solutions, Inc.	9,268	2,009,766
PTC, Inc. (*)	11,662	1,647,374
Rockwell Automation, Inc.	4,544	1,299,675
S&P Global, Inc.	4,530	1,859,338
Texas Instruments, Inc.	9,665	1,858,579
The Charles Schwab Corp.	22,616	1,646,671
The Coca-Cola Co.	37,909	2,051,256
The Procter & Gamble Co.	11,136	1,502,580
Thermo Fisher Scientific, Inc.	6,669	3,364,310
TopBuild Corp. (*)	3,392	670,870
Visa, Inc., Class A	9,096	2,126,827
Warner Music Group Corp., Class A	17,870	644,035
Zoetis, Inc.	13,524	2,520,333
		50,502,966

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Total Common Stocks (Cost $70,503,556)		105,147,594

Preferred Stocks | 1.0%

Brazil | 1.0%
Banco Bradesco SA ADR (Cost $975,809)	213,730	1,096,435

Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $2,115,265)	2,115,265	2,115,265

Total Investments | 101.7% (Cost $73,594,630)		$108,359,294

Liabilities in Excess of Cash and Other Assets | (1.7)%		(1,775,468)

Net Assets | 100.0%		$106,583,826

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 87.9%

Australia | 9.2%
Atlas Arteria, Ltd. (^)	48,907,421	$233,694,317
Spark Infrastructure Group	86,140,619	145,111,343
Transurban Group	37,802,452	404,354,540
		783,160,200

Canada | 0.8%
Atco, Ltd., Class I	1,898,489	67,326,215

France | 6.1%
Eutelsat Communications SA	11,456,887	133,903,049
Vinci SA	3,596,463	384,030,036
		517,933,085

Hong Kong | 3.9%
CK Infrastructure Holdings, Ltd.	18,939,500	112,941,540
Power Assets Holdings, Ltd.	34,989,465	214,734,920
		327,676,460

Italy | 22.5%
Atlantia SpA (*)	21,743,300	394,034,701
Hera SpA	53,573,901	221,424,472
Italgas SpA	34,322,945	224,674,090
Snam SpA	115,666,531	669,387,605
Terna SPA	53,702,214	400,124,757
		1,909,645,625

Luxembourg | 1.8%
SES SA (^)	20,569,089	157,217,114

Portugal | 0.7%
Redes Energeticas Nacionais SGPS SA	21,468,951	59,562,600

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Spain | 8.2%
Ferrovial SA	23,804,271	$698,785,650

United Kingdom | 20.7%
National Grid PLC	53,619,067	682,696,401
Pennon Group PLC (^)	21,423,608	336,724,575
Severn Trent PLC	10,512,794	363,634,282
United Utilities Group PLC	27,714,883	373,759,317
		1,756,814,575

United States | 14.0%
Ameren Corp.	2,060,500	164,922,420
Consolidated Edison, Inc.	5,067,255	363,423,528
CSX Corp.	12,930,933	414,824,331
Norfolk Southern Corp.	289,219	76,761,615
Pinnacle West Capital Corp.	2,013,000	165,005,610
		1,184,937,504

Total Common Stocks (Cost $6,810,996,401)		7,463,059,028

Short-Term Investments | 10.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $855,339,114)	855,339,114	855,339,114

Total Investments | 98.0% (Cost $7,666,335,515) (»)		$8,318,398,142

Cash and Other Assets in Excess of Liabilities | 2.0%
		167,681,069

Net Assets | 100.0%		$8,486,079,211

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	159,368,935	AUD	210,827,222	BNP	09/22/21	$1,205,369	$—
USD	127,206,865	AUD	168,234,120	CIT	09/22/21	996,843	—
USD	132,255,444	AUD	174,975,780	HSB	09/22/21	987,796	—
USD	80,104,247	AUD	105,964,727	MSC	09/22/21	609,014	—
USD	28,586,991	AUD	38,009,814	SCB	09/22/21	71,851	—
USD	126,005,216	AUD	166,616,264	SCB	09/22/21	1,008,916	—
USD	138,886,615	AUD	183,700,548	SSB	09/22/21	1,073,607	—
USD	6,427,506	CAD	7,936,858	BNP	09/22/21	24,955	—
USD	16,625,021	CAD	20,528,991	HSB	09/22/21	64,575	—
USD	13,417,620	CAD	16,568,294	MSC	09/22/21	52,212	—
USD	13,433,458	CAD	16,590,656	RBC	09/22/21	50,011	—
USD	20,478,148	CAD	25,288,670	SCB	09/22/21	78,137	—
USD	377,741,395	EUR	311,045,214	BNP	09/22/21	8,303,662	—
USD	491,207,558	EUR	404,418,865	CAN	09/22/21	10,867,138	—
USD	434,766,537	EUR	357,965,120	CIT	09/22/21	9,600,623	—
USD	422,448,860	EUR	347,834,528	HSB	09/22/21	9,315,355	—
USD	416,801,536	EUR	343,204,717	MEL	09/22/21	9,166,997	—
USD	440,659,192	EUR	362,801,007	RBC	09/22/21	9,749,550	—
USD	866,796,780	EUR	713,736,078	SSB	09/22/21	19,071,026	—
USD	421,334,885	GBP	302,563,560	CAN	09/22/21	2,722,324	—
USD	398,040,406	GBP	285,808,948	HSB	09/22/21	2,608,729	—
USD	246,215,847	GBP	176,771,258	MSC	09/22/21	1,643,536	—
USD	381,219,719	GBP	273,732,397	RBC	09/22/21	2,496,584	—
USD	320,159,611	GBP	229,862,497	SSB	09/22/21	2,132,786	—
USD	90,073,804	HKD	699,287,435	BNP	09/24/21	—	4,972
USD	87,664,647	HKD	680,580,106	HSB	09/24/21	—	4,342
USD	38,424,095	HKD	298,311,611	MSC	09/24/21	—	2,942
USD	29,905,066	HKD	232,160,503	SCB	09/24/21	—	711
USD	81,222,170	HKD	630,588,624	SSB	09/24/21	—	7,161
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$93,901,596	$20,128

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio

Common Stocks | 98.1%

Brazil | 1.1%
Lojas Renner SA	21,839	$194,205

Canada | 2.4%
TMX Group, Ltd.	1,525	161,087
Toromont Industries, Ltd.	2,876	250,571
		411,658

China | 3.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	1,540	349,241
Tencent Holdings, Ltd.	3,200	240,701
		589,942

Denmark | 1.7%
Genmab A/S (*)	708	288,781

France | 3.0%
Pernod Ricard SA	809	179,564
Vivendi SE	10,221	343,407
		522,971

Germany | 6.2%
Adidas AG	866	322,471
Continental AG (*)	1,770	260,284
Infineon Technologies AG	5,319	213,297
Merck KGaA	1,397	268,182
		1,064,234

Greece | 1.0%
Public Power Corp. SA (*)	16,319	173,666

Hong Kong | 1.5%
AIA Group, Ltd.	21,000	261,002

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

India | 1.5%
HDFC Bank, Ltd. ADR (*)	3,524	$257,675

Israel | 0.7%
CyberArk Software, Ltd. (*)	932	121,412

Italy | 1.2%
Enel SpA	21,453	199,326

Japan | 5.4%
BayCurrent Consulting, Inc.	800	287,469
Digital Garage, Inc.	3,200	143,938
Nintendo Co., Ltd.	400	232,736
TechnoPro Holdings, Inc.	6,300	149,109
Z Holdings Corp.	21,600	108,307
		921,559

Netherlands | 1.4%
Koninklijke DSM NV	1,321	246,618

Poland | 1.0%
InPost SA	8,620	173,182

Portugal | 0.9%
Energias de Portugal SA	29,604	157,033

South Korea | 1.2%
SK Hynix, Inc.	1,760	199,353

Spain | 1.7%
Siemens Gamesa Renewable Energy SA (*)	8,939	298,436

Switzerland | 2.9%
ABB, Ltd.	6,977	236,831
Idorsia, Ltd. (*)	3,155	86,767
Partners Group Holding AG	113	171,248
		494,846

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (continued)

United Kingdom | 8.6%
Informa PLC (*)	23,465	$163,110
ITV PLC (*)	168,253	292,815
Linde PLC (*)	711	205,435
RELX PLC	15,595	415,973
Rio Tinto PLC	3,004	247,310
THG PLC	19,398	163,661
		1,488,304

United States | 51.3%
Accenture PLC, Class A	846	249,392
Adaptive Biotechnologies Corp. (*)	1,952	79,759
Adobe, Inc. (*)	678	397,064
Alphabet, Inc., Class A (*)	297	725,212
American Express Co.	2,158	356,566
Amphenol Corp., Class A	3,504	239,709
Analog Devices, Inc.	1,963	337,950
Aon PLC, Class A	1,414	337,607
Applied Materials, Inc.	2,166	308,438
Bank of America Corp.	8,320	343,034
Danaher Corp.	1,270	340,817
Dollar General Corp.	1,334	288,664
Fidelity National Information Services, Inc.	1,620	229,505
Intercontinental Exchange, Inc.	3,658	434,205
Intuit, Inc.	608	298,023
IQVIA Holdings, Inc. (*)	2,133	516,869
Las Vegas Sands Corp. (*)	3,609	190,158
Medtronic PLC	1,986	246,522
MetroMile, Inc. (*)	11,548	105,664
Microsoft Corp.	2,882	780,734
S&P Global, Inc.	1,073	440,413
Synopsys, Inc. (*)	1,135	313,022
The Coca-Cola Co.	4,202	227,370
Thermo Fisher Scientific, Inc.	691	348,589
UnitedHealth Group, Inc.	637	255,080
Visa, Inc., Class A	1,098	256,734
Zoetis, Inc.	1,038	193,442
		8,840,542

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   71

		Fair
Description	Shares	Value

Lazard Global Strategic Equity Portfolio (concluded)

Total Common Stocks (Cost $15,391,674)		$16,904,745

Preferred Stocks | 1.4%

Germany | 1.4%
Volkswagen AG (Cost $254,476)	1,016	254,788

Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $149,179)	149,179	149,179

Total Investments | 100.4% (Cost $15,795,329)		$17,308,712

Liabilities in Excess of Cash and Other Assets | (0.4)%		(75,619)

Net Assets | 100.0%		$17,233,093

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio

Common Stocks | 100.5%

Australia | 6.5%
Champion Iron, Ltd. (*)	718	$3,434
Charter Hall Long Wale REIT	1,306	4,636
Collins Foods, Ltd.	326	2,798
CSL, Ltd.	145	31,019
Dexus REIT	3,326	26,515
Fortescue Metals Group, Ltd.	3,085	53,992
Inghams Group, Ltd.	2,281	6,807
Newcrest Mining, Ltd.	141	2,681
Nick Scali, Ltd.	794	6,986
Nine Entertainment Co. Holdings, Ltd.	5,619	12,297
Santos, Ltd.	3,693	19,700
Super Retail Group, Ltd.	607	5,879
WiseTech Global, Ltd.	496	11,871
		188,615

Austria | 0.2%
OMV AG	52	2,966
Raiffeisen Bank International AG	103	2,331
		5,297

Belgium | 1.1%
Ageas SA	563	31,224

China | 1.4%
S-Enjoy Service Group Co., Ltd. (*)	1,000	3,040
SITC International Holdings Co., Ltd.	6,000	25,077
VSTECS Holdings, Ltd.	4,000	3,230
Yangzijiang Shipbuilding Holdings, Ltd.	9,800	10,303
		41,650

Denmark | 3.7%
Coloplast A/S, Class B	120	19,700
Novo Nordisk A/S, Class B	1,002	83,830

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)
Pandora A/S	27	$3,638
		107,168

Finland | 1.9%
Nordea Bank Abp	2,484	27,639
Valmet Oyj	645	28,143
		55,782

France | 10.3%
Air Liquide SA	71	12,441
Amundi SA	35	3,084
Cie de Saint-Gobain	892	58,812
Cie Generale des Etablissements Michelin SCA	240	38,305
Eiffage SA	27	2,748
Electricite de France SA	1,770	24,167
Hermes International	17	24,787
L’Oreal SA	86	38,348
La Francaise des Jeux SAEM	443	26,051
Nexity SA	53	2,651
Orange SA	372	4,242
Sartorius Stedim Biotech	41	19,396
Schneider Electric SE	230	36,205
Societe Generale SA	206	6,066
		297,303

Germany | 10.2%
Allianz SE	295	73,554
Daimler AG	766	68,427
Deutsche Bank AG (*)	1,814	23,630
Deutsche Post AG	1,097	74,641
Draegerwerk AG & Co. KGaA (Preference Shares)	37	3,502
Hapag-Lloyd AG	20	4,604
HelloFresh SE (*)	31	3,014
Muenchener Rueckversicherungs AG	30	8,218
SAP SE	267	37,673
		297,263

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Hong Kong | 2.4%
CK Hutchison Holdings, Ltd.	2,000	$15,584
Hongkong Land Holdings, Ltd.	2,200	10,480
Jardine Matheson Holdings, Ltd.	100	6,397
Sun Hung Kai Properties, Ltd.	1,500	22,353
WH Group, Ltd.	18,000	16,182
		70,996

Israel | 0.3%
Bank Hapoalim BM (*)	371	2,978
Bank Leumi Le-Israel BM (*)	788	5,986
		8,964

Italy | 2.1%
Banco BPM SpA	1,486	4,776
Buzzi Unicem SpA	513	13,645
De’ Longhi SpA	71	3,099
Enel SpA	2,813	26,136
Reply SpA	60	9,861
UniCredit SpA	300	3,536
		61,053

Japan | 22.9%
AGC, Inc.	500	20,988
Ajinomoto Co., Inc.	300	7,787
Chugai Pharmaceutical Co., Ltd.	100	3,939
Credit Saison Co., Ltd.	400	4,853
Dai Nippon Printing Co., Ltd.	500	10,567
Dai-ichi Life Holdings, Inc.	2,100	38,434
Daikin Industries, Ltd.	100	18,615
DCM Holdings Co., Ltd.	900	8,569
EDION Corp.	600	5,859
Electric Power Development Co., Ltd.	1,000	14,270
ENEOS Holdings, Inc.	1,100	4,605
GMO internet, Inc.	300	8,172
Hitachi Zosen Corp.	1,200	7,765

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Honda Motor Co., Ltd.	400	$12,824
Iida Group Holdings Co., Ltd.	100	2,573
ITOCHU Corp.	500	14,372
Japan Petroleum Exploration Co., Ltd.	200	3,600
Japan Post Bank Co., Ltd.	900	7,539
Japan Tobacco, Inc.	900	16,998
KDDI Corp.	500	15,590
Kubota Corp.	400	8,090
Kureha Corp.	100	5,778
Macnica Fuji Electronics Holdings, Inc.	100	2,403
Mitsubishi Electric Corp.	900	13,040
Mitsubishi Estate Co., Ltd.	200	3,233
Mizuho Financial Group, Inc.	600	8,454
Murata Manufacturing Co., Ltd.	300	22,893
Nintendo Co., Ltd. ADR	431	31,260
Nippon Telegraph & Telephone Corp.	200	5,210
Nishi-Nippon Financial Holdings, Inc.	500	2,836
Nitto Denko Corp.	100	7,458
Nitto Denko Corp. ADR	321	11,944
Nomura Real Estate Holdings, Inc.	500	12,680
NTT Data Corp.	400	6,240
Okamura Corp.	300	4,049
Ono Pharmaceutical Co., Ltd.	300	6,659
ORIX Corp.	1,000	16,827
Panasonic Corp.	400	4,626
Sekisui House, Ltd.	1,800	36,904
Seven & I Holdings Co., Ltd.	300	14,301
Shimano, Inc. ADR	409	9,734
Shimizu Corp.	800	6,126
Shin-Etsu Chemical Co., Ltd.	33	5,516
SKY Perfect JSAT Holdings, Inc.	700	2,551
Softbank Corp.	3,600	47,091
SoftBank Group Corp. ADR	327	11,402
Sumitomo Mitsui Financial Group, Inc.	100	3,442
Sumitomo Rubber Industries, Ltd.	400	5,518
Suntory Beverage & Food, Ltd.	300	11,259

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

T&D Holdings, Inc.	500	$6,497
Taiheiyo Cement Corp.	800	17,543
The 77 Bank, Ltd.	200	2,185
The Okinawa Electric Power Co., Inc.	400	4,972
Tohoku Electric Power Co., Inc.	700	5,481
Tokyo Electron, Ltd.	100	43,054
Toray Industries, Inc.	2,300	15,250
Toyota Motor Corp.	100	8,730
Yamaha Corp.	100	5,425
		664,580

Malta | 0.4%
Kindred Group PLC	801	12,559

Netherlands | 6.6%
ASML Holding NV	100	68,850
Koninklijke Ahold Delhaize NV	605	17,988
NN Group NV	380	17,911
Royal Dutch Shell PLC, A Shares	2,234	44,893
Signify NV	80	5,061
Wolters Kluwer NV	360	36,183
		190,886

Norway | 0.2%
Yara International ASA	85	4,477

Singapore | 1.0%
BW LPG, Ltd.	389	2,513
DBS Group Holdings, Ltd.	700	15,534
Oversea-Chinese Banking Corp., Ltd.	900	8,004
Singapore Airlines, Ltd. (*)	700	2,529
		28,580

South Africa | 0.1%
Investec PLC	673	2,687

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (continued)

Spain | 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,215	$7,559
Iberdrola SA	1,747	21,288
		28,847

Sweden | 3.6%
Electrolux AB, Series B	197	5,465
Evolution AB	89	14,070
Getinge AB, B Shares	376	14,187
Husqvarna AB, B Shares	1,389	18,465
Lundin Energy AB	49	1,738
Nibe Industrier AB Class B	681	7,168
Skandinaviska Enskilda Banken AB, Class A	820	10,586
Swedish Match AB	740	6,311
Telefonaktiebolaget LM Ericsson, B Shares	1,335	16,788
Thule Group AB	96	4,257
Volvo AB, Class B	166	3,996
		103,031

Switzerland | 9.7%
Coca-Cola HBC AG	262	9,475
Credit Suisse Group AG	1,053	11,021
Geberit AG	39	29,265
Logitech International SA	138	16,725
Lonza Group AG	16	11,342
Nestle SA	40	4,982
Novartis AG	375	34,179
Partners Group Holding AG	9	13,639
Roche Holding AG	247	93,087
Sonova Holding AG	109	41,017
UBS Group AG	1,062	16,261
		280,993

United Kingdom | 12.9%
AstraZeneca PLC	54	6,480
Barclays PLC	12,154	28,826
British American Tobacco PLC	370	14,423

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Advantage Portfolio (concluded)

Computacenter PLC	167	$5,945
Dunelm Group PLC	227	4,459
GlaxoSmithKline PLC	1,015	19,939
Halfords Group PLC (*)	585	3,496
IMI PLC	142	3,379
Imperial Brands PLC	1,866	40,211
Natwest Group PLC	14,411	40,493
Next PLC (*)	63	6,857
RELX PLC	153	4,065
Rio Tinto PLC	604	49,725
Rio Tinto, Ltd.	129	12,253
Standard Chartered PLC	5,578	35,540
Unilever PLC	1,207	70,645
Vodafone Group PLC	16,371	27,535
		374,271

United States | 2.0%
ICON PLC (*)	104	21,498
Stellantis NV	1,811	35,640
		57,138

Total Common Stocks (Cost $2,478,295)		2,913,364

Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $21,128)	21,128	21,128

Total Investments | 101.2% (Cost $2,499,423)		$2,934,492

Liabilities in Excess of Cash and Other Assets | (1.2)%		(33,474)

Net Assets | 100.0%		$2,901,018

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

Description	Shares	Fair Value

Lazard International Equity Concentrated Portfolio

Common Stocks | 88.2%

Brazil | 3.6%
Lojas Renner SA	9,467	$84,186

Canada | 8.8%
CAE, Inc. (*)	3,114	95,912
Toromont Industries, Ltd.	1,300	113,262
		209,174

China | 9.7%
Autohome, Inc. ADR	505	32,300
China Longyuan Power Group Corp., Ltd., Class H	53,000	91,339
Tencent Holdings, Ltd.	1,418	106,661
		230,300

France | 12.3%
Air Liquide SA	344	60,277
Engie SA	8,414	115,350
Sanofi	1,097	114,950
		290,577

Germany | 2.6%
Vonovia SE	933	60,375

Hong Kong | 2.8%
ESR Cayman, Ltd. (*)	19,600	66,141

India | 3.5%
Reliance Industries, Ltd. Sponsored GDR (#)	1,481	83,825

Japan | 10.4%
Digital Garage, Inc.	2,300	103,455
Hitachi, Ltd.	1,400	80,123
Ryohin Keikaku Co., Ltd.	3,000	62,651
		246,229

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Concentrated Portfolio (continued)

Luxembourg | 2.9%
ArcelorMittal SA	2,255	$69,224

Mexico | 6.7%
Arca Continental SAB de CV	27,096	157,161

Russia | 1.7%
Fix Price Group, Ltd. GDR	4,564	39,937

South Korea | 5.4%
Samsung Electronics Co., Ltd.	1,779	127,511

United Kingdom | 11.7%
Anglo American PLC	1,659	66,109
Coca-Cola Europacific Partners PLC	893	52,973
Prudential PLC	3,258	61,817
RELX PLC	3,617	96,091
		276,990

United States | 6.1%
Aon PLC, Class A	361	86,192
Medtronic PLC	461	57,224
		143,416

Total Common Stocks (Cost $1,822,714)		2,085,046

Preferred Stocks | 6.8%

Brazil | 3.0%
Banco Bradesco SA ADR	13,906	71,338

Germany | 3.8%
Volkswagen AG	354	88,774

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

Description	Shares	Fair Value

Lazard International Equity Concentrated Portfolio (concluded)

Total Preferred Stocks (Cost $112,423)		$160,112

Short-Term Investments | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $114,684)	114,684	114,684

Total Investments | 99.8% (Cost $2,049,821)		$2,359,842

Cash and Other Assets in Excess of Liabilities | 0.2%		4,870

Net Assets | 100.0%		$2,364,712

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 94.5%

Canada | 3.7%
CAE, Inc. (*)	941,443	$28,996,687
Suncor Energy, Inc.	1,701,196	40,745,813
TMX Group, Ltd.	323,868	34,210,452
		103,952,952

China | 3.0%
Autohome, Inc. ADR	530,903	33,956,556
China Longyuan Power Group Corp., Ltd., Class H	11,719,000	20,196,395
ENN Energy Holdings, Ltd.	1,595,500	30,372,539
		84,525,490

Denmark | 3.9%
Carlsberg AS, Class B	248,903	46,467,080
Vestas Wind Systems AS	1,624,086	63,643,075
		110,110,155

Finland | 2.1%
Nordea Bank Abp	3,494,917	38,887,130
Sampo Oyj, A Shares	435,061	20,007,199
		58,894,329

France | 13.2%
Air Liquide SA	284,038	49,770,298
Alstom SA (*)	814,128	41,138,286
Capgemini SE	218,998	42,111,325
Engie SA	4,630,085	63,474,880
Pernod Ricard SA	179,933	39,937,648
Sanofi	668,979	70,099,408
Vivendi SE	1,931,445	64,893,034
		371,424,879

Germany | 8.9%
Adidas AG	73,882	27,511,357

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Continental AG (*)	276,506	$40,661,067
Infineon Technologies AG	803,207	32,209,296
Merck KGaA	214,311	41,141,262
MTU Aero Engines AG	212,136	52,560,954
ProSiebenSat.1 Media SE	1,417,249	28,197,178
Vonovia SE	418,488	27,080,737
		249,361,851

Hong Kong | 0.9%
ESR Cayman, Ltd. (*)	7,886,000	26,611,677

India | 0.9%
Reliance Industries, Ltd.	882,841	25,106,588

Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR (*)	348,541	37,715,622

Israel | 1.2%
Bank Leumi Le-Israel BM (*)	4,517,795	34,319,655

Italy | 2.0%
Enel SpA	5,917,175	54,978,183

Japan | 16.4%
Asics Corp.	867,800	21,951,585
Daikin Industries, Ltd.	146,500	27,271,116
Daiwa House Industry Co., Ltd.	1,331,681	39,962,090
Fujitsu, Ltd.	220,778	41,352,624
Hitachi, Ltd.	1,550,500	88,736,432
Makita Corp.	797,500	37,532,468
Matsumotokiyoshi Holdings Co., Ltd.	657,100	29,003,647
Nexon Co., Ltd.	1,117,482	24,912,853
Ryohin Keikaku Co., Ltd.	1,376,500	28,746,234
Shimano, Inc.	125,400	29,735,279
Sumitomo Mitsui Financial Group, Inc.	1,022,000	35,171,861
Suzuki Motor Corp.	742,300	31,396,862

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Yamaha Corp.	448,200	$24,316,564
		460,089,615

Mexico | 0.8%
Arca Continental SAB de CV	3,756,012	21,785,397

Netherlands | 5.1%
Akzo Nobel NV	378,272	46,745,217
JDE Peet’s NV (*)	434,891	15,780,796
Koninklijke DSM NV	236,461	44,144,966
Wolters Kluwer NV	367,894	36,976,136
		143,647,115

Norway | 2.4%
Equinor ASA	1,544,405	32,688,984
Telenor ASA	1,971,899	33,273,146
		65,962,130

Portugal | 0.9%
Galp Energia SGPS SA	2,287,118	24,885,468

Singapore | 1.2%
DBS Group Holdings, Ltd.	1,478,820	32,816,450

South Korea | 1.4%
Samsung Electronics Co., Ltd.	543,671	38,967,806

Spain | 3.0%
Banco Santander SA	10,847,647	41,358,580
Industria de Diseno Textil SA	1,204,622	42,447,035
		83,805,615

Sweden | 1.3%
Sandvik AB	1,398,869	35,738,531

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   85

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Switzerland | 3.6%
ABB, Ltd.	1,599,256	$54,285,927
Novartis AG	527,446	48,073,956
		102,359,883

United Kingdom | 10.9%
3i Group PLC	1,602,312	26,044,527
Anglo American PLC	966,768	38,524,635
Barclays PLC	13,953,266	33,093,342
Informa PLC (*)	1,256,521	8,734,344
Prudential PLC	2,100,832	39,860,854
RELX PLC	2,894,380	76,893,615
Tesco PLC	12,451,493	38,437,224
Unilever PLC	780,740	45,664,672
		307,253,213

United States | 6.4%
Aon PLC, Class A	222,372	53,093,539
Ferguson PLC	329,848	45,914,478
Medtronic PLC	658,193	81,701,497
		180,709,514

Total Common Stocks (Cost $2,110,776,040)		2,655,022,118

Preferred Stocks | 2.1%

Germany | 2.1%
Volkswagen AG (Cost $40,074,557)	238,330	59,767,330

Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $89,705,320)	89,705,320	89,705,320

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (concluded)

Total Investments | 99.8% (Cost $2,240,555,917)		$2,804,494,768

Cash and Other Assets in Excess of Liabilities | 0.2%		5,292,261

Net Assets | 100.0%		$2,809,787,029

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 95.2%

Australia | 1.4%
BHP Group, Ltd.	34,113	$1,237,380

Brazil | 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo	66,700	490,548
Lojas Renner SA	110,771	985,042
		1,475,590

Canada | 1.9%
Suncor Energy, Inc.	68,703	1,645,524

China | 9.0%
Alibaba Group Holding, Ltd. (*)	23,200	657,321
Autohome, Inc. ADR	16,506	1,055,724
China Longyuan Power Group Corp., Ltd., Class H	592,000	1,020,246
ENN Energy Holdings, Ltd.	73,400	1,397,270
Ping An Insurance (Group) Co. of China, Ltd., Class H	140,500	1,371,693
Tencent Holdings, Ltd.	31,100	2,339,315
		7,841,569

Denmark | 3.2%
Carlsberg AS, Class B	6,513	1,215,895
Vestas Wind Systems A/S	39,895	1,563,366
		2,779,261

Finland | 1.2%
Sampo Oyj, A Shares	23,427	1,077,340

France | 11.3%
Air Liquide SA	6,382	1,118,280
Alstom SA (*)	21,948	1,109,043
Engie SA	125,093	1,714,928
Pernod Ricard SA	4,553	1,010,577
Safran SA	10,334	1,433,785

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Sanofi	19,734	$2,067,840
Vivendi SE	42,899	1,441,328
		9,895,781

Germany | 3.9%
Adidas AG	2,536	944,328
Continental AG (*)	6,293	925,405
Knorr-Bremse AG	4,477	515,230
Merck KGaA	5,405	1,037,597
		3,422,560

Hong Kong | 1.7%
ESR Cayman, Ltd. (*)	205,600	693,807
Sands China, Ltd. (*)	198,800	837,294
		1,531,101

India | 3.1%
ICICI Bank, Ltd. Sponsored ADR (*)	90,385	1,545,584
Reliance Industries, Ltd.	41,444	1,178,601
		2,724,185

Indonesia | 1.5%
PT Bank Mandiri (Persero) Tbk	1,988,800	807,615
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	23,398	507,035
		1,314,650

Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR (*)	8,407	909,721

Italy | 1.7%
Enel SpA	157,914	1,467,225

Japan | 11.2%
Daiwa House Industry Co., Ltd.	27,200	816,238
Fujitsu, Ltd.	5,400	1,011,442
Hitachi, Ltd.	32,800	1,877,172

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   89

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Makita Corp.	24,800	$1,167,154
Nintendo Co., Ltd.	1,800	1,047,312
Ryohin Keikaku Co., Ltd.	44,100	920,966
Shimano, Inc.	5,200	1,233,042
Sumitomo Mitsui Financial Group, Inc.	29,976	1,031,616
Suzuki Motor Corp.	15,800	668,288
		9,773,230

Mexico | 1.5%
Grupo Financiero Banorte SAB de CV, Class O	204,200	1,318,992

Netherlands | 4.3%
Akzo Nobel NV	11,066	1,367,488
Koninklijke DSM NV	7,064	1,318,780
Wolters Kluwer NV	10,744	1,079,854
		3,766,122

Norway | 2.0%
Equinor ASA	40,464	856,464
Telenor ASA	55,682	939,559
		1,796,023

Singapore | 1.1%
DBS Group Holdings, Ltd.	42,300	938,678

South Africa | 0.9%
Mr Price Group, Ltd.	51,135	753,503

South Korea | 5.0%
KB Financial Group, Inc.	13,783	681,862
LG Household & Health Care, Ltd.	635	993,641
Samsung Electronics Co., Ltd.	37,595	2,694,635
		4,370,138

Spain | 1.3%
Industria de Diseno Textil SA	31,494	1,109,748

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Sweden | 2.5%
Hexagon AB, B Shares	71,491	$1,059,855
Sandvik AB	43,332	1,107,053
		2,166,908

Switzerland | 5.2%
ABB, Ltd.	64,743	2,197,668
Cie Financiere Richemont SA, Class A	6,060	733,697
Novartis AG	18,160	1,655,189
		4,586,554

United Kingdom | 10.5%
Allfunds Group PLC	25,071	436,442
Anglo American PLC	20,036	798,412
Barclays PLC	339,584	805,401
BP PLC	373,094	1,630,608
Prudential PLC	56,488	1,071,794
RELX PLC	78,603	2,088,208
Tesco PLC	330,737	1,020,971
Unilever PLC	22,034	1,288,746
		9,140,582

United States | 7.1%
Accenture PLC, Class A	4,947	1,458,326
Aon PLC, Class A	7,458	1,780,672
Ferguson PLC	8,618	1,199,616
Medtronic PLC	13,935	1,729,752
		6,168,366

Total Common Stocks (Cost $66,838,202)		83,210,731

Preferred Stocks | 3.3%

Brazil | 1.5%
Banco Bradesco SA ADR	250,520	1,285,167

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   91

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

Germany | 1.8%
Volkswagen AG	6,509	$1,632,298

Total Preferred Stocks (Cost $2,239,577)		2,917,465

Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,112,612)	1,112,612	$1,112,612

Total Investments | 99.8% (Cost $70,190,391)		$87,240,808

Cash and Other Assets in Excess of Liabilities | 0.2%		178,049

Net Assets | 100.0%		$87,418,857

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio

Common Stocks | 100.7%

Canada | 1.3%
Onex Corp.	562	$40,808

China | 2.4%
Vipshop Holdings, Ltd. ADR (*)	3,838	77,067

France | 22.2%
AXA SA	3,814	96,624
Bollore SA	14,525	77,890
Carrefour SA	5,928	116,606
Credit Agricole SA	8,393	117,463
Engie SA	6,589	90,330
Sanofi	1,096	114,845
Thales SA	925	94,429
		708,187

Germany | 6.3%
KION Group AG	937	99,866
Siemens AG	634	100,457
		200,323

Japan | 22.5%
Bridgestone Corp.	2,400	109,159
Hitachi, Ltd.	1,700	97,292
Ryohin Keikaku Co., Ltd.	4,200	87,711
Shin-Etsu Chemical Co., Ltd.	391	65,354
Sony Group Corp. Sponsored ADR	1,060	103,053
Sumitomo Mitsui Financial Group, Inc.	3,600	123,893
Toyota Industries Corp.	786	67,965
Universal Entertainment Corp. (*)	2,885	63,970
		718,397

Macau | 3.3%
SJM Holdings, Ltd. (*)	96,306	105,067

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   93

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio (continued)

Mexico | 6.2%
Arca Continental SAB de CV	15,537	$90,117
Fomento Economico Mexicano SAB de CV Sponsored ADR	1,250	105,637
		195,754

Netherlands | 4.1%
Akzo Nobel NV	1,058	130,743

South Korea | 6.8%
Kangwon Land, Inc. (*)	4,283	102,320
SK Telecom Co., Ltd.	398	113,123
		215,443

Spain | 1.9%
Banco Santander SA	16,010	61,041

Switzerland | 9.6%
Coca-Cola HBC AG	3,595	130,015
Glencore PLC	11,555	49,483
The Swatch Group AG	364	124,934
		304,432

United Kingdom | 10.1%
Barclays PLC	43,930	104,190
BP PLC	27,748	121,273
Prudential PLC	5,085	96,482
		321,945

United States | 4.0%
Stellantis NV	6,501	127,534

Total Common Stocks (Cost $2,795,608)		3,206,741

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Equity Value Portfolio (concluded)

Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $20,496)	20,496	$20,496

Total Investments | 101.3% (Cost $2,816,104)		$3,227,237

Liabilities in Excess of Cash and Other Assets | (1.3)%		(40,331)

Net Assets l 100.0%		$3,186,906

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    95

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio

Common Stocks | 96.4%

Canada | 9.0%
BRP, Inc.	6,241	$488,365
Dollarama, Inc.	11,914	545,337
National Bank of Canada	8,167	611,207
Toromont Industries, Ltd.	11,034	961,336
		2,606,245

China | 7.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	4,632	1,050,445
Tencent Holdings, Ltd.	13,900	1,045,546
		2,095,991

Denmark | 7.0%
Coloplast A/S, Class B	2,705	444,075
Demant A/S (*)	13,352	753,724
Genmab A/S (*)	2,060	840,237
		2,038,036

France | 8.0%
Legrand SA	5,680	601,534
LVMH Moet Hennessy Louis Vuitton SE	1,210	950,052
Pernod Ricard SA	3,531	783,735
		2,335,321

Germany | 5.1%
SAP SE	5,261	742,314
Scout24 AG	8,735	737,314
		1,479,628

Hong Kong | 2.2%
AIA Group, Ltd.	50,400	626,405

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

India | 3.3%
HDFC Bank, Ltd. ADR (*)	13,297	$972,277

Israel | 1.8%
Check Point Software Technologies, Ltd. (*)	4,561	529,669

Japan | 8.6%
Pigeon Corp.	9,000	252,661
Shimano, Inc.	1,600	379,398
SMS Co., Ltd.	16,800	503,067
Toei Animation Co., Ltd.	8,100	960,482
Workman Co., Ltd.	5,600	392,236
		2,487,844

Netherlands | 6.5%
ASML Holding NV	1,935	1,332,250
Wolters Kluwer NV	5,408	543,545
		1,875,795

Norway | 1.4%
Gjensidige Forsikring ASA	19,057	420,150

South Africa | 1.9%
Clicks Group, Ltd.	32,544	560,084

South Korea | 2.1%
LG Household & Health Care, Ltd.	395	618,092

Spain | 1.2%
Industria de Diseno Textil SA	10,062	354,553

Sweden | 5.1%
Assa Abloy AB, Class B	25,252	760,815
Hexagon AB, B Shares	48,306	716,137
		1,476,952

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    97

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 3.8%
Partners Group Holding AG	731	$1,107,806

Taiwan | 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,200	1,105,472

United Kingdom | 15.6%
Dechra Pharmaceuticals PLC	8,992	544,003
Diageo PLC	15,373	736,728
Intertek Group PLC	5,861	448,592
London Stock Exchange Group PLC	5,663	624,617
Prudential PLC	27,812	527,700
RELX PLC	31,982	853,072
Unilever PLC	13,784	806,768
		4,541,480

United States | 2.8%
Aon PLC, Class A	3,390	809,396

Total Common Stocks (Cost $23,767,117)		28,041,196

Preferred Stocks | 2.1%

Brazil | 2.1%
Banco Bradesco SA ADR (Cost $506,245)	117,727	603,939

Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $474,055)	474,055	474,055

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Quality Growth Portfolio (concluded)

Total Investments | 100.1% (Cost $24,747,417)		$29,119,190

Liabilities in Excess of Cash and Other Assets | (0.1)%		(40,137)

Net Assets | 100.0%		$29,079,053

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    99

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 97.9%

Australia | 3.7%
AUB Group, Ltd.	27,490	$461,404
Bravura Solutions, Ltd.	117,865	310,352
GUD Holdings, Ltd.	38,752	347,460
SmartGroup Corp., Ltd.	72,785	403,155
		1,522,371

Austria | 1.3%
BAWAG Group AG	10,134	539,331

Belgium | 2.5%
Barco NV	10,920	298,808
Fagron	14,353	320,538
Shurgard Self Storage SA	8,534	411,683
		1,031,029

Canada | 4.5%
Stelco Holdings, Inc.	34,771	1,021,026
The Descartes Systems Group, Inc. (*)	3,805	263,152
WPT Industrial Real Estate Investment Trust	29,107	527,710
		1,811,888

Denmark | 1.4%
Royal Unibrew A/S	4,605	587,058

Finland | 2.7%
Altia Oyj	28,994	348,612
Kemira Oyj	23,750	374,137
Kojamo Oyj	15,568	355,745
		1,078,494

France | 0.8%
Gaztransport Et Technigaz SA	4,141	334,488

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Germany | 13.6%
Aroundtown SA	62,407	$486,218
Bike24 Holding AG	16,634	381,260
Cherry AG	9,632	361,822
CompuGroup Medical SE & Co. KgaA	3,840	300,948
Covestro AG	9,513	614,485
Dermapharm Holding SE	9,246	737,231
FlatexDEGIRO AG (*)	6,933	933,195
Friedrich Vorwerk Group SE	5,190	297,219
JOST Werke AG	9,367	558,916
LEG Immobilien SE	2,848	410,331
PATRIZIA AG	4,868	126,985
Teamviewer AG (*)	8,438	317,867
		5,526,477

Greece | 1.2%
JUMBO SA	15,985	269,094
Terna Energy SA	16,255	229,382
		498,476

Hong Kong | 0.9%
ESR Cayman, Ltd. (*)	104,200	351,628

Ireland | 1.0%
Dalata Hotel Group PLC (*)	88,764	403,752

Israel | 1.0%
Strauss Group, Ltd.	13,910	389,407

Italy | 3.6%
Banca Generali SpA (*)	10,515	449,698
Italgas SpA	66,134	432,906
Tinexta Spa	14,491	565,841
		1,448,445

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    101

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Japan | 23.5%
Ariake Japan Co., Ltd.	7,300	$451,226
ARTERIA Networks Corp.	24,300	394,915
Bell System24 Holdings, Inc.	25,700	404,224
Broadleaf Co., Ltd.	45,200	210,278
Daiseki Co., Ltd.	11,800	529,853
Digital Garage, Inc.	8,800	395,829
DTS Corp.	16,100	383,207
GMO internet, Inc.	11,600	316,000
Industrial & Infrastructure Fund Investment Corp. REIT	215	410,145
JAFCO Group Co., ltd.	7,900	491,262
Matsumotokiyoshi Holdings Co., Ltd.	10,800	476,700
Nippon Shinyaku Co., Ltd.	5,400	428,134
Open House Co., Ltd.	9,700	455,963
Pigeon Corp.	12,900	362,148
Relo Group, Inc.	18,300	418,185
Roland Corp.	11,300	572,472
Sanwa Holdings Corp.	28,500	349,731
Seria Co., Ltd.	11,300	417,187
TechnoPro Holdings, Inc.	18,735	443,423
Trend Micro, Inc.	7,600	398,216
Trusco Nakayama Corp.	14,800	376,679
USS Co., Ltd.	22,200	387,103
Zenkoku Hosho Co., Ltd.	10,742	461,571
		9,534,451

Jersey | 1.6%
JTC PLC	77,585	659,510

Luxembourg | 1.0%
Stabilus SA	5,249	426,621

Netherlands | 6.9%
Aalberts NV	9,854	529,680
Arcadis NV	16,013	655,822
ASM International NV	3,055	1,004,490

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (continued)

Meltwater Holding BV	40,294	$215,076
Van Lanschot Kempen NV	15,559	395,662
		2,800,730

New Zealand | 1.1%
Freightways, Ltd.	49,938	439,819

Norway | 0.9%
Crayon Group Holding ASA (*)	24,197	353,896

Russia | 0.2%
Fix Price Group, Ltd. GDR	10,314	90,252

Singapore | 1.0%
XP Power, Ltd.	5,103	393,903

Spain | 1.5%
Bankinter SA	93,901	471,560
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (*)	57,457	120,403
		591,963

Sweden | 3.5%
Getinge AB, B Shares	11,988	452,314
Lindab International AB	16,946	395,576
Nordnet AB publ	10,571	178,478
Stillfront Group AB (*)	40,859	392,807
		1,419,175

Switzerland | 1.2%
Swissquote Group Holding SA	3,166	478,604

United Kingdom | 16.4%
Ascential PLC (*)	47,826	275,600
Auto Trader Group PLC (*)	54,096	474,410
Bellway PLC	7,513	337,328

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    103

		Fair
Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Britvic PLC	29,275	$379,818
Bytes Technology Group PLC	42,087	269,763
Dechra Pharmaceuticals PLC	5,239	316,952
Electrocomponents PLC	34,047	485,326
GB Group PLC	17,188	196,309
ITV PLC (*)	222,177	386,661
JD Sports Fashion PLC	38,440	489,488
Jet2 PLC (*)	22,961	376,160
Pennon Group PLC	35,549	558,740
Genuit Group PLC	66,165	560,771
Smart Metering Systems PLC	33,842	407,113
Synthomer PLC	97,407	662,547
The Weir Group PLC (*)	18,073	463,495
		6,640,481

United States | 0.9%
Nexteer Automotive Group, Ltd.	274,000	381,129

Total Common Stocks (Cost $29,613,470)		39,733,378

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $770,781)	770,781	770,781

Total Investments | 99.8% (Cost $30,384,251)		$40,504,159

Cash and Other Assets in Excess of Liabilities | 0.2%		80,776

Net Assets | 100.0%		$40,584,935

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio
.
Common Stocks | 93.1%

Brazil | 0.9%
Lojas Renner SA	6,540,375	$58,160,920

Canada | 7.9%
CAE, Inc. (*)	6,186,752	190,553,559
National Bank of Canada	1,915,330	143,340,726
Suncor Energy, Inc.	4,511,747	108,062,091
TMX Group, Ltd.	744,599	78,652,624
		520,609,000

China | 4.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	277,671	62,970,229
Autohome, Inc. ADR	436,990	27,949,881
China Longyuan Power Group Corp., Ltd., Class H	33,098,000	57,040,728
Kingsoft Cloud Holdings, Ltd. ADR (*)	589,327	19,995,865
Ming Yang Smart Energy Group, Ltd., Class A	16,899,675	42,360,965
Ping An Bank Co., Ltd., Class A	16,173,482	56,633,159
		266,950,827

Denmark | 3.4%
Carlsberg AS, Class B	773,219	144,350,327
Genmab A/S (*)	191,008	77,908,723
		222,259,050

Finland | 1.6%
Sampo Oyj, A Shares	2,244,854	103,234,353

France | 10.8%
Alstom SA (*)	799,680	40,408,222
Engie SA	9,676,554	132,658,062
Pernod Ricard SA	577,206	128,115,743
Safran SA	553,106	76,740,348
Sanofi	1,750,509	183,428,245
Vivendi SE	4,280,537	143,818,248
		705,168,868

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   105

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Germany | 2.1%
Infineon Technologies AG	1,722,834	$69,087,135
Vonovia SE	1,030,374	66,676,433
		135,763,568

Hong Kong | 2.8%
ESR Cayman, Ltd. (*)	29,220,400	98,605,612
Sands China, Ltd. (*)	19,929,600	83,938,368
		182,543,980

India | 1.1%
Housing Development Finance Corp., Ltd.	2,063,552	68,848,333

Ireland | 1.2%
Ryanair Holdings PLC Sponsored ADR (*)	700,000	75,747,000

Israel | 1.8%
Bank Leumi Le-Israel BM (*)	15,539,792	118,048,805

Italy | 1.9%
Enel SpA	13,593,316	126,299,428

Japan | 13.5%
BayCurrent Consulting, Inc.	251,800	90,480,796
Daikin Industries, Ltd.	726,000	135,145,599
FANUC Corp.	335,400	80,848,279
Kobe Bussan Co., Ltd.	1,057,700	33,312,718
Makita Corp.	3,292,891	154,972,196
Nexon Co., Ltd.	3,014,635	67,207,487
Nintendo Co., Ltd.	158,550	92,250,733
Shimano, Inc.	425,000	100,777,460
Suzuki Motor Corp.	1,850,072	78,251,993
Yamaha Corp.	911,572	49,456,268
		882,703,529

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Mexico | 1.0%
Arca Continental SAB de CV	11,808,700	$68,492,119

Netherlands | 2.0%
Akzo Nobel NV	597,471	73,832,881
JDE Peet’s NV (*)	1,507,297	54,694,960
		128,527,841

Poland | 0.6%
InPost SA	2,042,272	41,030,752

Portugal | 0.7%
Energias de Portugal SA	8,383,287	44,468,614

South Korea | 1.0%
NHN KCP Corp. (*)	657,905	33,946,243
SK Hynix, Inc.	301,286	34,126,330
		68,072,573

Spain | 4.9%
Bankinter SA	12,002,661	60,276,045
Industria de Diseno Textil SA	3,777,328	133,100,983
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (*)	12,002,661	25,151,907
Siemens Gamesa Renewable Energy SA (*)	2,992,256	99,898,805
		318,427,740

Sweden | 1.0%
Hexagon AB, B Shares	4,631,543	68,662,674

Switzerland | 5.3%
ABB, Ltd.	4,708,436	159,825,452
Idorsia, Ltd. (*)	910,834	25,049,413
Julius Baer Group, Ltd.	1,668,068	108,792,689
The Swatch Group AG	155,339	53,316,322
		346,983,876

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   107

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

United Kingdom | 16.7%
Allfunds Group PLC	2,014,790	35,073,935
Coca-Cola Europacific Partners PLC	2,984,603	175,354,691
Compass Group PLC (*)	3,147,969	66,394,033
Informa PLC (*)	15,768,784	109,612,167
InterContinental Hotels Group PLC (*)	749,652	49,967,877
Linde PLC (*)	236,382	68,299,627
Prudential PLC	6,407,396	121,572,918
RELX PLC	8,055,272	214,000,574
Rio Tinto PLC	2,285,122	188,126,852
Tesco PLC	11,951,478	36,893,699
THG PLC	3,604,591	30,411,928
		1,095,708,301

United States | 6.8%
Accenture PLC, Class A	387,280	114,166,271
Aon PLC, Class A	726,956	173,568,015
Medtronic PLC	1,277,596	158,587,991
		446,322,277

Total Common Stocks (Cost $4,523,965,194)		6,093,034,428

Preferred Stocks | 4.0%

Brazil | 0.7%
Banco Bradesco SA	9,104,040	47,096,174

Germany | 3.3%
Volkswagen AG	862,745	216,355,326

Total Preferred Stocks (Cost $193,870,250)		263,451,500

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $159,743,189)	159,743,189	$159,743,189

Total Investments | 99.5% (Cost $4,877,578,633)		$6,516,229,117

Cash and Other Assets in Excess of Liabilities l 0.5%		32,020,898

Net Assets | 100.0%		$6,548,250,015

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   109

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 96.5%

Australia | 1.4%
Ansell, Ltd.	2,173	$70,928
Charter Hall Long Wale REIT	18,965	67,320
CSL, Ltd.	602	128,784
Dexus REIT	7,966	63,506
Fortescue Metals Group, Ltd.	3,031	53,047
		383,585

Belgium | 1.1%
Ageas SA	1,471	81,582
Cofinimmo SA REIT	416	63,343
Etablissements Franz Colruyt NV	1,919	107,321
Proximus SADP	2,838	54,836
		307,082

Canada | 5.1%
Constellation Software, Inc.	69	104,503
Empire Co., Ltd., Class A	7,643	241,079
Hydro One, Ltd. (a)	6,567	158,718
Metro, Inc.	5,914	283,534
Quebecor, Inc., Class B	9,624	256,671
Rogers Communications, Inc., Class B	1,703	90,535
Thomson Reuters Corp.	2,635	261,736
		1,396,776

Denmark | 1.7%
Coloplast A/S, Class B	479	78,636
Novo Nordisk A/S, Class B	4,806	402,080
		480,716

Finland | 0.2%
Elisa Oyj	971	57,937

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

France | 1.6%
Cie Generale des Etablissements Michelin SCA	442	$70,544
La Francaise des Jeux SAEM (a)	1,574	92,562
Orange SA	16,335	186,279
Sartorius Stedim Biotech	169	79,948
		429,333

Germany | 0.3%
Merck KGaA	359	68,917

Hong Kong | 1.0%
CLP Holdings, Ltd.	10,500	103,783
Hysan Development Co., Ltd.	17,000	67,766
Sun Hung Kai Properties, Ltd.	7,500	111,761
		283,310

Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	57,777	62,941

Japan | 13.3%
Advance Residence Investment Corp. REIT	25	83,250
Ajinomoto Co., Inc.	9,000	233,594
Benesse Holdings, Inc.	2,800	69,618
Dai-ichi Life Holdings, Inc.	3,200	58,566
Daito Trust Construction Co., Ltd.	1,400	153,056
Daiwa Securities Living Investments Corp. REIT	88	95,699
DCM Holdings Co., Ltd.	7,900	75,220
Electric Power Development Co., Ltd.	12,300	175,522
FUJIFILM Holdings Corp.	1,100	81,543
ITOCHU Corp.	3,800	109,230
Iwatani Corp.	1,100	65,921
Japan Logistics Fund, Inc. REIT	41	123,281
Japan Post Bank Co., Ltd.	35,200	294,838
Japan Post Holdings Co., Ltd.	12,500	102,826
Japan Real Estate Investment Corp.	21	129,085
K’s Holdings Corp.	6,200	71,252

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   111

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

KDDI Corp.	2,100	$65,476
Kyudenko Corp.	2,000	64,016
McDonald’s Holdings Co. Japan, Ltd.	4,900	216,145
Mizuho Financial Group, Inc.	12,900	181,769
Nippon Telegraph & Telephone Corp.	2,500	65,121
Osaka Gas Co., Ltd.	7,000	129,700
Rengo Co., Ltd.	6,600	54,942
Sankyo Co., Ltd.	2,300	58,785
Shimizu Corp.	12,300	94,186
Sumitomo Mitsui Trust Holdings, Inc.	1,600	50,642
Sumitomo Osaka Cement Co., Ltd.	2,400	65,222
Teijin, Ltd.	4,400	66,842
The Hachijuni Bank, Ltd.	19,700	63,464
The Kansai Electric Power Co., Inc.	10,700	101,702
Tohoku Electric Power Co., Inc.	25,500	199,666
Tokyo Gas Co., Ltd.	9,400	176,673
Unicharm Corp.	2,000	80,451
		3,657,303

Netherlands | 2.3%
ASML Holding NV	96	66,096
Flow Traders (a)	2,670	114,850
Koninklijke Ahold Delhaize NV	6,098	181,306
Royal Dutch Shell PLC, A Shares	3,238	65,069
Wolters Kluwer NV	1,941	195,085
		622,406

New Zealand | 0.3%
Fisher & Paykel Healthcare Corp., Ltd., Class C	3,178	69,126

Norway | 1.7%
Orkla ASA	21,532	219,341
Telenor ASA	10,475	176,751
Yara International ASA	1,356	71,424
		467,516

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Singapore | 0.3%
Singapore Exchange, Ltd.	9,300	$77,419

Spain | 0.4%
Corporacion Financiera Alba SA	395	21,541
Iberdrola SA	7,320	89,197
		110,738

Sweden | 1.4%
Axfood AB	8,017	221,749
Swedish Match AB	9,692	82,665
Telefonaktiebolaget LM Ericsson, B Shares	7,216	90,742
		395,156

Switzerland | 2.8%
Roche Holding AG	1,120	422,095
Swisscom AG	490	279,787
Tecan Group AG	131	64,941
		766,823

United Kingdom | 4.0%
Genus PLC	773	53,054
GlaxoSmithKline PLC	3,983	78,245
HSBC Holdings PLC (*)	30,003	173,141
Imperial Brands PLC	3,994	86,069
J Sainsbury PLC	49,402	185,860
National Grid PLC	8,698	110,746
Rio Tinto PLC	3,622	298,188
Rio Tinto, Ltd.	517	49,106
Standard Chartered PLC	11,091	70,666
		1,105,075

United States | 57.4%
3M Co.	362	71,904
Accenture PLC, Class A	432	127,349
Activision Blizzard, Inc.	1,564	149,268

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   113

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Adobe, Inc. (*)	199	$116,542
Agilent Technologies, Inc.	571	84,400
Alleghany Corp. (*)	124	82,717
Alphabet, Inc., Class C (*)	26	65,164
Altria Group, Inc.	1,754	83,631
Amdocs, Ltd.	984	76,122
AMERCO	147	86,642
Ameren Corp.	646	51,706
American Electric Power Co., Inc.	1,220	103,200
American Tower Corp. REIT	341	92,118
American Water Works Co., Inc.	521	80,302
Amgen, Inc.	366	89,213
AMN Healthcare Services, Inc. (*)	694	67,304
Aon PLC, Class A	677	161,641
Automatic Data Processing, Inc.	1,149	228,214
AutoZone, Inc. (*)	50	74,611
Avery Dennison Corp.	363	76,317
Badger Meter, Inc.	666	65,348
Bio-Rad Laboratories, Inc. Class A (*)	125	80,536
Booz Allen Hamilton Holding Corp.	2,358	200,854
Bristol-Myers Squibb Co.	1,304	87,133
Cabot Oil & Gas Corp.	3,914	68,338
Campbell Soup Co.	1,292	58,902
Cboe Global Markets, Inc.	1,203	143,217
CDW Corp.	435	75,973
Centene Corp. (*)	942	68,700
Charter Communications, Inc., Class A (*)	78	56,273
Chemed Corp.	275	130,487
Chubb, Ltd.	443	70,410
Colgate-Palmolive Co.	4,587	373,152
Comcast Corp., Class A	915	52,173
Costco Wholesale Corp.	285	112,766
Crown Castle International Corp., REIT	681	132,863
CVS Health Corp.	2,244	187,239
Deckers Outdoor Corp. (*)	188	72,205
Deere & Co.	168	59,255

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Dolby Laboratories, Inc., Class A	1,195	$117,457
Dollar General Corp.	1,524	329,778
Dominion Energy, Inc.	838	61,652
Domino’s Pizza, Inc.	432	201,524
DTE Energy Co.	480	62,208
Eli Lilly & Co.	918	210,699
Evergy, Inc.	1,170	70,703
Exlservice Holdings, Inc. (*)	744	79,057
Extra Space Storage, Inc. REIT	642	105,172
FTI Consulting, Inc. (*)	477	65,163
Generac Holdings, Inc. (*)	200	83,030
General Mills, Inc.	1,594	97,122
Graco, Inc.	1,510	114,307
Hormel Foods Corp.	3,167	151,224
Humana, Inc.	154	68,179
Huntington Ingalls Industries, Inc.	346	72,920
IDEXX Laboratories, Inc. (*)	214	135,152
Intel Corp.	924	51,873
Intuit, Inc.	170	83,329
Jack Henry & Associates, Inc.	814	133,097
Johnson & Johnson	2,105	346,778
Kellogg Co.	4,047	260,344
Keysight Technologies, Inc. (*)	1,041	160,741
Kimberly-Clark Corp.	1,172	156,790
Life Storage, Inc. REIT	811	87,061
Lockheed Martin Corp.	668	252,738
Martin Marietta Materials, Inc.	179	62,974
Matson, Inc.	974	62,336
McDonald’s Corp.	897	207,198
MDU Resources Group, Inc.	3,225	101,072
Merck & Co., Inc.	3,522	273,906
Mettler-Toledo International, Inc. (*)	58	80,350
Microsoft Corp.	679	183,941
Monolithic Power Systems, Inc.	191	71,329
Moody’s Corp.	207	75,011
Motorola Solutions, Inc.	320	69,392

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   115

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

MYR Group, Inc. (*)	923	$83,919
Newmont Corp.	830	52,605
Northrop Grumman Corp.	473	171,902
O’Reilly Automotive, Inc. (*)	111	62,849
Oracle Corp.	2,640	205,498
Organon & Co. (*)	352	10,652
Paychex, Inc.	1,190	127,687
PepsiCo, Inc.	1,610	238,554
Philip Morris International, Inc.	1,397	138,457
Portland General Electric Co.	1,302	59,996
Premier, Inc., Class A	1,958	68,119
Public Storage REIT	810	243,559
Quest Diagnostics, Inc.	683	90,136
Quidel Corp. (*)	589	75,463
Realty Income Corp. REIT	943	62,936
Republic Services, Inc.	3,065	337,181
ResMed, Inc.	467	115,125
S&P Global, Inc.	239	98,098
SBA Communications Corp. REIT	241	76,807
Service Corp. International	3,988	213,717
Southwest Gas Holdings, Inc.	3,092	204,659
Stepan Co.	503	60,496
STERIS PLC	451	93,041
Synopsys, Inc. (*)	477	131,552
Target Corp.	545	131,748
Texas Instruments, Inc.	340	65,382
The Allstate Corp.	463	60,394
The Clorox Co.	1,484	266,986
The Hartford Financial Services Group, Inc.	1,208	74,860
The Hershey Co.	1,702	296,454
The Home Depot, Inc.	275	87,695
The J.M. Smucker Co.	510	66,081
The Kroger Co.	3,307	126,691
The Procter & Gamble Co.	2,871	387,384
Thermo Fisher Scientific, Inc.	409	206,328
Tractor Supply Co.	569	105,868

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (concluded)

Tyler Technologies, Inc. (*)	154	$69,665
Tyson Foods, Inc., Class A	820	60,483
United Therapeutics Corp. (*)	764	137,069
UnitedHealth Group, Inc.	192	76,884
Verizon Communications, Inc.	6,508	364,643
Vertex Pharmaceuticals, Inc. (*)	297	59,884
Viatris, Inc.	2,852	40,755
Walmart, Inc.	2,268	319,833
Waste Management, Inc.	570	79,863
Waters Corp. (*)	312	107,830
Watts Water Technologies, Inc., Class A	590	86,087
WD-40 Co.	329	84,319
WEC Energy Group, Inc.	1,178	104,783
Werner Enterprises, Inc.	1,201	53,469
West Pharmaceutical Services, Inc.	337	121,017
White Mountains Insurance Group, Ltd.	54	61,994
Zoetis, Inc.	1,310	244,132
		15,781,385

Total Common Stocks (Cost $24,292,792)		26,523,544

Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $966,225)	966,225	966,225

Total Investments | 100.0% (Cost $25,259,017)		$27,489,769

Cash and Other Assets in Excess of Liabilities | 0.0%		755

Net Assets | 100.0%		$27,490,524

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   117

		Fair
Description	Shares	Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 99.6%

Building Products | 3.1%
Armstrong World Industries, Inc.	561,920	$60,271,539

Capital Markets | 8.5%
Intercontinental Exchange, Inc.	739,444	87,772,003
S&P Global, Inc.	194,559	79,856,741
		167,628,744

Commercial Services & Supplies | 4.4%
Waste Management, Inc.	620,637	86,957,450

Construction Materials | 3.3%
Vulcan Materials Co.	367,628	63,993,006

Distributors | 2.4%
LKQ Corp. (*)	967,136	47,602,434

Electronic Equipment, Instruments & Components | 3.4%
CDW Corp.	135,139	23,602,026
Zebra Technologies Corp., Class A (*)	81,147	42,966,525
		66,568,551

Entertainment | 0.7%
Electronic Arts, Inc.	91,416	13,148,363

Equity Real Estate Investment Trusts (REITs) | 10.1%
Crown Castle International Corp., REIT	405,380	79,089,638
Public Storage REIT	396,496	119,222,382
		198,312,020

Food & Staples Retailing | 3.1%
Sysco Corp.	789,587	61,390,389

The accompanying notes are an integral part of these financial statements.

118  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Equity Concentrated Portfolio (continued)

Health Care Equipment & Supplies | 10.9%
Baxter International, Inc.	708,971	$57,072,166
Medtronic PLC	1,261,878	156,636,916
		213,709,082

Hotels, Restaurants & Leisure | 5.7%
McDonald’s Corp.	316,695	73,153,378
Starbucks Corp.	340,590	38,081,368
		111,234,746

Interactive Media & Services | 8.3%
Alphabet, Inc., Class A (*)	66,789	163,084,712

IT Services | 12.9%
Fiserv, Inc. (*)	1,285,557	137,413,188
LiveRamp Holdings, Inc. (*)	625,903	29,323,555
VeriSign, Inc. (*)	111,336	25,350,094
Visa, Inc., Class A	258,696	60,488,299
		252,575,136

Life Sciences Tools & Services | 2.2%
Sotera Health Co.	1,825,894	44,241,412

Multiline Retail | 3.0%
Dollar Tree, Inc. (*)	597,996	59,500,602

Professional Services | 2.0%
Verisk Analytics, Inc., Class A	226,769	39,621,080

Road & Rail | 1.8%
Norfolk Southern Corp.	134,162	35,607,936

Semiconductors & Semiconductor Equipment | 10.9%
Analog Devices, Inc.	773,773	133,212,760
Skyworks Solutions, Inc.	416,655	79,893,596
		213,106,356

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  119

		Fair
Description	Shares	Value

Lazard US Equity Concentrated Portfolio (concluded)

Specialty Retail | 2.9%
Lowe’s Cos., Inc.	290,314	$56,312,207

Total Common Stocks (Cost $1,255,548,759)		1,954,865,765

Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $7,501,644)	7,501,644	7,501,644

Total Investments | 100.0% (Cost $1,263,050,403)		$1,962,367,409

Cash and Other Assets in Excess of Liabilities | 0.0%		755,309

Net Assets | 100.0%		$1,963,122,718

The accompanying notes are an integral part of these financial statements.

120  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Equity Focus Portfolio

Common Stocks | 98.2%

Auto Components | 1.2%
Aptiv PLC (*)	5,453	$857,920

Banks | 6.0%
Bank of America Corp.	85,682	3,532,669
Commerce Bancshares, Inc.	12,539	934,908
		4,467,577

Capital Markets | 4.3%
Intercontinental Exchange, Inc.	26,596	3,156,945

Commercial Services & Supplies | 3.9%
Waste Management, Inc.	20,849	2,921,153

Communications Equipment | 2.5%
Cisco Systems, Inc.	35,257	1,868,621

Consumer Finance | 4.5%
American Express Co.	20,020	3,307,905

Food & Staples Retailing | 2.6%
Sysco Corp.	25,080	1,949,970

Health Care Equipment & Supplies | 9.5%
Danaher Corp.	11,071	2,971,014
Medtronic PLC	32,795	4,070,843
		7,041,857

Hotels, Restaurants & Leisure | 6.2%
McDonald’s Corp.	12,807	2,958,289
Starbucks Corp.	14,549	1,626,724
		4,585,013

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  121

		Fair
Description	Shares	Value

Lazard US Equity Focus Portfolio (continued)

Industrial Conglomerates | 4.0%
Honeywell International, Inc.	13,368	$2,932,271

Insurance | 3.8%
Marsh & McLennan Cos., Inc.	19,722	2,774,491

Interactive Media & Services | 8.6%
Alphabet, Inc., Class A (*)	2,591	6,326,678

IT Services | 5.5%
Visa, Inc., Class A	17,267	4,037,370

Life Sciences Tools & Services | 2.5%
IQVIA Holdings, Inc. (*)	7,782	1,885,734

Multiline Retail | 3.5%
Dollar General Corp.	11,940	2,583,697

Pharmaceuticals | 5.2%
Johnson & Johnson	23,322	3,842,066

Road & Rail | 4.1%
Norfolk Southern Corp.	11,369	3,017,446

Semiconductors & Semiconductor Equipment | 4.8%
Analog Devices, Inc.	20,700	3,563,712

Software | 11.1%
Adobe, Inc. (*)	2,020	1,182,993
Microsoft Corp.	21,306	5,771,796
salesforce.com, Inc. (*)	5,227	1,276,799
		8,231,588

Specialty Retail | 4.4%
Lowe’s Cos., Inc.	16,823	3,263,157

The accompanying notes are an integral part of these financial statements.

122  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Equity Focus Portfolio (concluded)

Total Common Stocks (Cost $48,051,628)		72,615,171

Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,452,047)	1,452,047	1,452,047

Total Investments | 100.2% (Cost $49,503,675)		$74,067,218

Liabilities in Excess of Cash and Other Assets | (0.2)%		(120,938)

Net Assets | 100.0%		$73,946,280

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  123

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 97.6%

Aerospace & Defense | 2.1%
Curtiss-Wright Corp.	14,008	$1,663,590
HEICO Corp.	5,918	825,088
		2,488,678

Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	31,701	974,489

Airlines | 0.8%
Alaska Air Group, Inc. (*)	15,213	917,496

Auto Components | 0.8%
Gentherm, Inc. (*)	12,863	913,916

Banks | 7.8%
Commerce Bancshares, Inc.	20,423	1,522,739
East West Bancorp, Inc.	23,203	1,663,423
Home BancShares, Inc.	88,023	2,172,407
Pinnacle Financial Partners, Inc.	21,992	1,941,674
Prosperity Bancshares, Inc.	25,390	1,823,002
		9,123,245

Biotechnology | 2.9%
Exelixis, Inc. (*)	75,257	1,371,182
United Therapeutics Corp. (*)	10,900	1,955,569
		3,326,751

Building Products | 2.9%
Armstrong World Industries, Inc.	16,915	1,814,303
PGT Innovations, Inc. (*)	68,460	1,590,326
		3,404,629

Capital Markets | 1.1%
Morningstar, Inc.	4,921	1,265,238

The accompanying notes are an integral part of these financial statements.

124  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Chemicals | 2.3%
Ashland Global Holdings, Inc.	10,843	$948,762
Ingevity Corp. (*)	21,891	1,781,052
		2,729,814

Communications Equipment | 2.9%
Ciena Corp. (*)	27,716	1,576,763
F5 Networks, Inc. (*)	9,420	1,758,337
		3,335,100

Construction & Engineering | 0.8%
Valmont Industries, Inc.	3,931	927,913

Construction Materials | 1.2%
Eagle Materials, Inc.	9,753	1,385,999

Containers & Packaging | 2.2%
Avery Dennison Corp.	5,610	1,179,446
Graphic Packaging Holding Co.	78,254	1,419,528
		2,598,974

Diversified Financial Services | 1.2%
Landcadia Holdings III, Inc. Class A (*)	109,457	1,357,267

Electrical Equipment | 1.9%
Atkore, Inc. (*)	12,594	894,174
EnerSys	13,751	1,343,885
		2,238,059

Energy Equipment & Services | 2.4%
Cactus, Inc., Class A	37,521	1,377,771
Liberty Oilfield Services, Inc., Class A (*)	97,994	1,387,595
		2,765,366

Equity Real Estate Investment Trusts (REITs) | 7.6%
Alexandria Real Estate Equities, Inc.	7,435	1,352,724

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  125

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Brixmor Property Group, Inc.	71,004	$1,625,282
Camden Property Trust	8,372	1,110,713
Hudson Pacific Properties, Inc.	60,486	1,682,721
PS Business Parks, Inc.	12,290	1,819,903
Summit Hotel Properties, Inc. (*)	138,952	1,296,422
		8,887,765

Food & Staples Retailing | 1.6%
US Foods Holding Corp. (*)	46,945	1,800,810

Food Products | 1.0%
Hostess Brands, Inc. (*)	74,956	1,213,538

Gas Utilities | 1.5%
New Jersey Resources Corp.	44,791	1,772,380

Health Care Equipment & Supplies | 1.3%
Ortho Clinical Diagnostics Holdings PLC	69,364	1,485,083

Health Care Providers & Services | 2.2%
ATI Physical Therapy, Inc. (*)	144,066	1,374,390
Henry Schein, Inc. (*)	16,213	1,202,842
		2,577,232

Hotels, Restaurants & Leisure | 3.0%
Brinker International, Inc. (*)	28,466	1,760,622
Wyndham Hotels & Resorts, Inc.	23,839	1,723,321
		3,483,943

Household Durables | 0.9%
Leggett & Platt, Inc.	21,154	1,095,989

Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	8,671	1,659,456

The accompanying notes are an integral part of these financial statements.

126  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Insurance | 4.4%
Arch Capital Group, Ltd. (*)	45,029	$1,753,429
Brown & Brown, Inc.	37,939	2,016,079
Reinsurance Group of America, Inc.	11,515	1,312,710
		5,082,218

Interactive Media & Services | 2.1%
Cars.com, Inc. (*)	114,113	1,635,239
MediaAlpha, Inc., Class A	19,623	826,129
		2,461,368

IT Services | 2.3%
Amdocs, Ltd.	14,139	1,093,793
LiveRamp Holdings, Inc. (*)	22,964	1,075,863
Squarespace, Inc. Class A (*)	9,284	551,563
		2,721,219

Leisure Products | 2.4%
Brunswick Corp.	10,627	1,058,662
Hasbro, Inc.	18,362	1,735,576
		2,794,238

Life Sciences Tools & Services | 5.6%
Adaptive Biotechnologies Corp. (*)	41,014	1,675,832
Charles River Laboratories International, Inc. (*)	3,919	1,449,717
ICON PLC (*)	6,085	1,257,830
Maravai LifeSciences Holdings, Inc., Class A	22,157	924,612
Sotera Health Co.	49,949	1,210,264
		6,518,255

Machinery | 4.1%
Altra Industrial Motion Corp.	18,032	1,172,441
Columbus McKinnon Corp.	21,976	1,060,122
Gates Industrial Corp. PLC (*)	105,780	1,911,445
Kennametal, Inc.	18,110	650,511
		4,794,519

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  127

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Metals & Mining | 1.0%
Schnitzer Steel Industries, Inc., Class A	22,766	$1,116,672

Multiline Retail | 1.4%
Kohl’s Corp.	28,812	1,587,829

Oil, Gas & Consumable Fuels | 1.7%
Magnolia Oil & Gas Corp., Class A (*)	128,584	2,009,768

Paper & Forest Products | 1.2%
Neenah, Inc.	27,754	1,392,418

Pharmaceuticals | 1.3%
Catalent, Inc. (*)	13,539	1,463,837

Professional Services | 0.9%
Leidos Holdings, Inc.	10,193	1,030,512

Semiconductors & Semiconductor Equipment | 2.4%
CMC Materials, Inc.	6,406	965,641
MKS Instruments, Inc.	10,216	1,817,937
		2,783,578

Software | 8.6%
CyberArk Software, Ltd. (*)	10,003	1,303,091
Datto Holding Corp.	48,808	1,358,815
Dolby Laboratories, Inc., Class A	12,511	1,229,706
j2 Global, Inc. (*)	10,702	1,472,060
Pegasystems, Inc.	13,688	1,905,233
PTC, Inc. (*)	7,198	1,016,789
SentinelONE, Inc. Class A (*)	11,102	471,835
SolarWinds Corp. (*)	77,265	1,305,006
		10,062,535

Specialty Retail | 1.9%
Designer Brands, Inc., Class A (*)	34,703	574,334

The accompanying notes are an integral part of these financial statements.

128  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)
Floor & Decor Holdings, Inc., Class A (*)	6,991	$738,949
Leslie’s, Inc.	34,092	937,189
		2,250,472

Textiles, Apparel & Luxury Goods | 0.9%
Tapestry, Inc. (*)	24,064	1,046,303

Trading Companies & Distributors | 0.8%
Air Lease Corp.	22,533	940,527

Total Common Stocks (Cost $84,807,973)		113,785,398

Total Investments | 97.6% (Cost $84,807,973)		113,785,398

Cash and Other Assets in Excess of Liabilities | 2.4%		2,826,169

Net Assets | 100.0%		$116,611,567

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  129

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 98.3%

Auto Components | 1.0%
Aptiv PLC (*)	840	$132,157

Banks | 6.7%
Commerce Bancshares, Inc.	4,669	348,121
The PNC Financial Services Group, Inc.	2,916	556,256
		904,377

Capital Markets | 4.5%
Intercontinental Exchange, Inc.	3,088	366,545
The Charles Schwab Corp.	3,411	248,355
		614,900

Chemicals | 1.7%
Ecolab, Inc.	1,138	234,394

Commercial Services & Supplies | 3.3%
MSA Safety, Inc.	568	94,049
Waste Management, Inc.	2,491	349,014
		443,063

Communications Equipment | 2.0%
Cisco Systems, Inc.	5,092	269,876

Containers & Packaging | 2.2%
Ball Corp.	3,606	292,158

Electrical Equipment | 2.9%
Rockwell Automation, Inc.	1,381	394,994

Entertainment | 1.7%
The Walt Disney Co. (*)	1,311	230,434

The accompanying notes are an integral part of these financial statements.

130   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 2.3%
Prologis, Inc., REIT	2,640	$315,559

Food & Staples Retailing | 1.4%
Sysco Corp.	2,472	192,198

Food Products | 0.8%
Oatly Group AB ADR	2,894	70,787
Vital Farms, Inc.	1,594	31,816
		102,603

Health Care Equipment & Supplies | 8.6%
Boston Scientific Corp. (*)	5,519	235,992
Danaher Corp.	1,532	411,128
Medtronic PLC	4,200	521,346
		1,168,466

Health Care Providers & Services | 5.1%
Humana, Inc.	395	174,874
Laboratory Corp. of America Holdings (*)	768	211,853
UnitedHealth Group, Inc.	767	307,138
		693,865

Hotels, Restaurants & Leisure | 2.0%
Starbucks Corp.	2,371	265,102

Household Products | 2.1%
The Procter & Gamble Co.	2,121	286,187

IT Services | 6.9%
Accenture PLC, Class A	1,556	458,693
Visa, Inc., Class A	2,073	484,709
		943,402

Life Sciences Tools & Services | 5.3%
Agilent Technologies, Inc.	1,404	207,525

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   131

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

IQVIA Holdings, Inc. (*)	990	$239,897
Maravai LifeSciences Holdings, Inc., Class A	626	26,123
Thermo Fisher Scientific, Inc.	494	249,208
		722,753

Machinery | 3.7%
Deere & Co.	863	304,389
Watts Water Technologies, Inc., Class A	695	101,407
Xylem, Inc.	863	103,526
		509,322

Multiline Retail | 2.7%
Dollar General Corp.	1,678	363,102

Pharmaceuticals | 4.5%
Johnson & Johnson	2,122	349,578
Zoetis, Inc.	1,432	266,868
		616,446

Road & Rail | 2.3%
Norfolk Southern Corp.	1,187	315,042

Semiconductors & Semiconductor Equipment | 6.1%
Analog Devices, Inc.	2,170	373,587
Applied Materials, Inc.	1,280	182,272
Texas Instruments, Inc.	1,432	275,374
		831,233

Software | 13.5%
Adobe, Inc. (*)	272	159,294
Intuit, Inc.	493	241,654
Microsoft Corp.	3,977	1,077,369
Palo Alto Networks, Inc. (*)	249	92,391
salesforce.com, Inc. (*)	1,088	265,766
		1,836,474

The accompanying notes are an integral part of these financial statements.

132   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Specialty Retail | 5.0%
Ross Stores, Inc.	1,486	$184,264
The Home Depot, Inc.	1,573	501,614
		685,878

Total Common Stocks (Cost $10,095,556)		13,363,985

Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $221,014)	221,014	221,014

Total Investments | 99.9% (Cost $10,316,570)		$13,584,999

Cash and Other Assets in Excess of Liabilities | 0.1%		10,103

Net Assets | 100.0%		$13,595,102

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   133

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2021 (unaudited)

(*)	Non-income producing security.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy, see Note 9 in the Notes to Financial Statements.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2021 these securities accounted for 0.7% of the net assets for the Lazard Emerging Markets Equity Advantage Portfolio and 3.5% of the net assets of Lazard International Equity Concentrated Portfolio.

(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.

(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong- Kong Dollar
EUR	—	Euro	USD	—	United State Dollar

Counterparty Abbreviations:
BNP	—	BNP Paribas SA	MSC	—	Morgan Stanley & Co.
CAN	—	Canadian Imperial Bank of Commerce	RBC	—	Royal Bank of Canada
CIT	—	Citibank NA	SCB	—	Standard Chartered Bank
HSB	—	HSBC Bank USA NA	SSB	—	State Street Bank and Trust Co.
MEL	—	The Bank of New York Mellon Corp.

The accompanying notes are an integral part of these financial statements.

134   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   135

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	—%	—%
Air Freight & Logistics	1.1	—	0.2	—
Airlines	—	0.5	—	—
Auto Components	2.6	0.7	0.7	1.4
Automobiles	—	0.7	2.5	1.8
Banks	22.1	10.4	12.7	23.7
Beverages	0.9	3.0	1.4	—
Biotechnology	—	—	1.1	—
Building Products	0.7	—	0.2	—
Capital Markets	—	1.2	0.7	—
Chemicals	1.2	2.4	3.0	1.8
Commercial Services & Suppliers	—	—	0.4	1.1
Communications Equipment	0.4	0.7	—	—
Construction & Engineering	—	—	—	—
Construction Materials	0.3	1.9	0.8	2.7
Consumer Finance	1.0	—	0.3	—
Containers & Packaging	—	—	0.5	—
Diversified Consumer Services	0.7	0.6	0.1	—
Diversified Financial Services	—	—	1.4	—
Diversified Telecommunication Services	—	0.9	2.1	2.2
Electric Utilities	—	—	0.5	0.6
Electrical Equipment	1.3	—	0.7	—
Electronic Equipment, Instruments & Components	1.2	1.8	3.4	2.4
Entertainment	3.8	4.4	0.7	—
Food & Staples Retailing	—	—	0.7	1.0
Food Products	—	1.3	1.0	0.7
Gas Utilities	0.6	0.5	0.5	—
Health Care Equipment & Supplies	—	—	1.2	—
Health Care Providers & Services	—	—	0.7	2.7
Hotels, Restaurants & Leisure	2.0	1.0	1.1	0.7
Household Durables	—	0.5	0.6	1.4
Household Products	—	—	0.3	0.7
Independent Power & Renewable Electricity Producers	—	—	0.7	0.7
Industrial Conglomerates	—	—	0.2	1.1
Insurance	1.9	2.7	2.4	3.3
Interactive Media & Services	10.0	10.2	6.5	—
Internet & Direct Marketing Retail	7.3	9.0	8.3	—
IT Services	2.1	3.1	3.1	1.2

The accompanying notes are an integral part of these financial statements.

136   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	1.0%	—%	—%
—	—	—	—	1.0
—	—	—	—	—
1.2	—	—	—	1.5
1.6	—	—	—	1.5
17.5	—	4.1	—	3.5
1.2	—	7.3	—	2.4
—	—	—	—	2.2
—	—	0.8	—	—
1.2	—	6.7	—	7.0
1.2	—	—	—	2.6
—	1.8	—	—	—
—	3.1	1.9	—	—
—	6.4	—	12.8	—
2.1	—	—	—	—
—	—	—	—	2.1
—	—	—	—	—
—	6.1	—	—	—
—	—	—	—	—
0.7	—	—	—	—
—	3.2	—	12.2	3.1
—	—	3.5	—	3.1
1.5	—	1.6	—	1.4
2.4	—	1.9	—	3.3
1.0	—	—	—	—
—	—	—	—	—
1.5	3.1	1.1	10.5	—
—	4.1	1.2	—	3.4
1.3	21.2	—	—	1.5
3.4	5.1	2.5	—	1.1
2.5	—	0.6	—	—
0.8	—	1.4	—	—
—	—	—	—	—
—	—	0.9	—	—
2.5	—	5.1	—	4.1
7.9	—	5.8	—	6.2
6.6	—	1.9	—	3.0
2.7	3.1	4.3	—	5.1

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   137

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Leisure Products	—%	—%	—%	—%
Life Sciences Tools & Services	0.6	1.4	0.8	—
Machinery	4.0	1.2	1.6	0.6
Marine	—	—	1.6	—
Media	—	—	0.1	—
Metals & Mining	1.9	4.0	4.5	3.6
Multiline Retail	1.6	1.6	—	—
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	2.2	4.4	5.3	9.6
Paper & Forest Products	1.3	1.5	0.2	0.7
Personal Products	—	1.3	0.4	3.2
Pharmaceuticals	—	—	1.9	—
Professional Services	—	—	—	—
Real Estate Management & Development	—	—	0.8	1.0
Road & Rail	2.3	0.7	—	—
Semiconductors & Semiconductor Equipment	14.1	13.5	8.8	10.0
Software	0.8	—	—	—
Specialty Retail	1.9	1.2	1.8	1.1
Technology Hardware, Storage & Peripherals	6.2	8.1	5.9	5.6
Textiles, Apparel & Luxury Goods	0.7	1.6	1.8	—
Tobacco	—	—	0.5	1.2
Trading Companies & Distributors	—	—	—	—
Transportation Infrastructure	0.9	1.5	0.6	1.6
Water Utilities	—	—	0.2	—
Wireless Telecommunication Services	—	—	1.3	4.2
Subtotal	99.7	99.5	98.8	93.6
Short-Term Investments	0.7	0.5	0.9	2.5
Total Investments	100.4%	100.0%	99.7%	96.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

138   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	1.8%	—%	—%
—	—	6.2	—	5.5
2.1	—	—	—	—
—	—	—	—	—
—	9.1	—	3.4	2.6
3.5	—	1.0	—	1.4
1.6	3.0	2.8	—	2.8
—	7.9	—	18.4	—
5.8	—	—	—	—
1.5	—	—	—	—
2.9	—	3.3	—	—
1.2	—	5.3	—	2.7
—	9.2	6.4	—	4.9
1.1	—	—	—	—
—	—	0.9	5.8	—
10.0	—	5.4	—	6.1
—	—	5.0	—	11.1
0.2	—	2.6	—	—
3.7	—	—	—	—
1.9	4.0	4.0	—	1.9
0.9	—	—	—	—
—	—	1.4	—	1.4
—	4.0	—	12.2	—
—	3.0	—	12.6	—
2.4	—	—	—	—
99.6	97.4	99.7	87.9	99.5
1.1	2.5	2.0	10.1	0.9
100.7%	99.9%	101.7%	98.0%	100.4%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   139

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	4.1%	2.9%	1.6%
Air Freight & Logistics	2.6	—	—	—
Airlines	0.1	—	1.3	1.0
Auto Components	1.5	—	1.4	1.1
Automobiles	4.3	3.7	3.2	2.6
Banks	7.7	3.0	7.7	9.6
Beverages	0.7	8.9	3.8	2.5
Biotechnology	1.1	—	—	—
Building Products	4.6	—	1.0	—
Capital Markets	2.4	—	2.1	0.5
Chemicals	2.2	2.5	5.0	4.4
Commercial Services & Suppliers	0.6	—	—	—
Communications Equipment	0.6	—	—	—
Construction & Engineering	0.3	—	—	—
Construction Materials	1.1	—	—	—
Consumer Finance	0.2	—	—	—
Containers & Packaging	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified Financial Services	0.6	—	—	—
Diversified Telecommunication Services	0.3	—	1.2	1.7
Electric Utilities	2.8	—	2.0	1.7
Electrical Equipment	1.9	—	4.2	4.3
Electronic Equipment, Instruments & Components	1.0	—	—	1.2
Entertainment	1.1	—	3.2	2.8
Equity Real Estate Investment Trusts (REITs)	1.1	—	—	—
Food & Staples Retailing	1.1	—	2.4	1.2
Food Products	1.2	—	0.6	—
Gas Utilities	—	—	1.1	1.6
Health Care Equipment & Supplies	2.7	2.4	2.9	2.0
Health Care Providers & Services	—	—	—	—
Health Care Technology	—	—	—	—
Hotels, Restaurants & Leisure	1.9	—	—	1.0
Household Durables	2.4	—	—	—
Household Products	—	—	—	—
Independent Power & Renewable Electricity Producers	0.5	3.9	0.7	1.2
Industrial Conglomerates	0.8	3.4	3.2	2.1
Insurance	6.1	6.3	4.0	6.1

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Report

Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

3.0%	—%	—%	4.1%	1.8%
—	—	1.1	0.6	—
—	—	0.9	1.2	—
5.6	—	1.8	—	0.3
4.0	—	—	4.5	—
12.8	7.5	3.5	6.5	3.0
10.2	5.2	3.2	7.9	0.9
—	2.9	—	1.6	1.7
—	2.6	3.2	2.1	—
1.3	5.9	7.9	3.4	1.9
6.2	—	4.1	2.2	0.7
—	—	2.3	—	1.5
—	—	—	—	0.6
—	—	1.6	—	0.9
—	—	—	—	0.5
—	—	—	—	—
—	—	—	—	0.5
—	—	—	—	1.0
—	—	1.1	—	0.1
—	—	1.0	—	4.5
—	—	—	2.6	3.2
—	2.1	1.0	4.6	0.3
—	2.4	0.7	1.0	1.1
2.4	3.3	1.0	4.6	0.5
—	—	2.3	—	5.2
3.7	1.9	1.2	1.1	6.5
—	—	2.1	0.8	5.3
—	—	1.1	—	1.9
—	4.1	1.1	2.4	2.8
—	—	0.8	—	2.8
—	—	0.7	—	—
6.5	—	1.0	3.1	2.6
3.2	—	2.0	—	—
—	0.9	0.9	—	4.9
—	—	0.6	0.9	0.6
6.2	—	—	—	0.3
6.1	8.2	1.4	6.5	2.7

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   141

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

Interactive Media & Services	—%	5.9%	1.2%	3.9%
Internet & Direct Marketing Retail	0.1	—	—	0.7
IT Services	1.0	4.4	3.0	2.8
Leisure Products	0.7	—	1.9	1.4
Life Sciences Tools & Services	1.8	—	—	—
Machinery	2.1	—	4.1	4.5
Marine	1.0	—	—	—
Media	0.5	—	1.3	—
Metals & Mining	4.2	5.7	1.4	2.3
Multiline Retail	0.2	7.9	1.0	2.2
Multi-Utilities	—	4.9	2.3	2.0
Oil, Gas & Consumable Fuels	2.8	3.5	4.4	6.1
Personal Products	3.8	—	1.6	2.6
Pharmaceuticals	8.5	4.9	5.7	5.4
Professional Services	1.4	4.1	4.1	3.6
Real Estate Management & Development	1.8	5.3	3.3	1.7
Road & Rail	—	—	—	—
Semiconductors & Semiconductor Equipment	3.9	—	1.1	—
Software	1.7	—	—	—
Specialty Retail	1.2	—	1.5	2.1
Technology Hardware, Storage & Peripherals	0.6	5.4	1.4	3.1
Textiles, Apparel & Luxury Goods	1.0	—	1.8	1.9
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	2.7	—	—	—
Trading Companies & Distributors	0.5	4.8	1.6	1.4
Water Utilities	—	—	—	0.6
Wireless Telecommunication Services	3.5	—	—	—
Subtotal	100.5	95.0	96.6	98.5
Short-Term Investments	0.7	4.8	3.2	1.3
Total Investments	101.2%	99.8%	99.8%	99.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Report

Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

—%	6.1%	1.2%	0.4%	0.2%
2.4	3.6	0.9	1.4	—
—	—	3.7	2.6	2.8
2.0	3.0	1.4	2.3	0.2
—	—	—	—	2.6
3.1	—	4.9	4.2	0.9
—	—	—	—	0.2
—	—	1.6	1.7	1.3
1.6	—	2.5	2.9	1.6
2.8	1.9	1.2	0.9	1.7
2.8	—	—	2.0	1.8
3.8	—	1.6	1.6	0.7
—	4.9	—	—	—
3.6	1.9	3.6	2.8	8.0
—	8.1	4.0	4.6	2.6
—	—	6.3	2.5	1.2
—	—	—	—	0.5
—	8.4	2.5	1.6	0.9
—	4.4	5.7	—	3.7
—	2.6	2.8	2.0	1.7
—	—	0.9	—	0.3
3.9	3.3	—	0.8	0.3
—	—	—	1.1	—
—	—	—	—	1.4
—	3.3	2.1	—	0.4
—	—	1.4	—	0.3
3.5	—	—	—	0.6
100.7	98.5	97.9	97.1	96.5
0.6	1.6	1.9	2.4	3.5
101.3%	100.1%	99.8%	99.5%	100%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   143

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	2.1%	—%
Air Freight & Logistics	—	—	0.8	—
Airlines	—	—	0.8	—
Auto Components	—	1.2	0.8	1.0
Banks	—	6.0	7.8	6.7
Biotechnology	—	—	2.9	—
Building Products	3.1	—	2.9	—
Capital Markets	8.5	4.3	1.1	4.5
Chemicals	—	—	2.3	1.7
Commercial Services & Suppliers	4.4	3.9	—	3.3
Communications Equipment	—	2.5	2.9	2.0
Construction & Engineering	—	—	0.8	—
Construction Materials	3.3	—	1.2	—
Consumer Finance	—	4.5	—	—
Containers & Packaging	—	—	2.2	2.2
Distributors	2.4	—	—	—
Diversified Financial Services	—	—	1.2	—
Electrical Equipment	—	—	1.9	2.9
Electronic Equipment, Instruments & Components	3.4	—	—	—
Energy Equipment & Services	—	—	2.4	—
Entertainment	0.7	—	—	1.7
Equity Real Estate Investment Trusts (REITs)	10.1	—	7.6	2.3
Food & Staples Retailing	3.1	2.6	1.6	1.4
Food Products	—	—	1.0	0.8
Gas Utilities	—	—	1.5	—
Health Care Equipment & Supplies	10.9	9.5	1.3	8.6
Health Care Providers & Services	—	—	2.2	5.1
Hotels, Restaurants & Leisure	5.7	6.2	3.0	2.0
Household Durables	—	—	0.9	—
Household Products	—	—	—	2.1
Industrial Conglomerates	—	4.0	1.4	—
Insurance	—	3.8	4.4	—
Interactive Media & Services	8.3	8.6	2.1	—
IT Services	12.9	5.5	2.3	6.9
Leisure Products	—	—	2.4	—
Life Sciences Tools & Services	2.2	2.5	5.6	5.3
Machinery	—	—	4.1	3.7
Metals & Mining	—	—	1.0	—
Multiline Retail	3.0	3.5	1.4	2.7

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Report

Industry†	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Oil, Gas & Consumable Fuels	—%	—%	1.7%	—%
Paper & Forest Products	—	—	1.2	—
Pharmaceuticals	—	5.2	1.3	4.5
Professional Services	2.0	—	0.9	—
Road & Rail	1.8	4.1	—	2.3
Semiconductors & Semiconductor Equipment	10.9	4.8	2.4	6.1
Software	—	11.1	8.6	13.5
Specialty Retail	2.9	4.4	1.9	5.0
Textiles, Apparel & Luxury Goods	—	—	0.9	—
Trading Companies & Distributors	—	—	0.8	—
Subtotal	99.6	98.2	97.6	98.3
Short-Term Investments	0.4	2.0	—	1.6
Total Investments	100.0%	100.2%	97.6%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   145

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2021	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

ASSETS
Investments in securities, at fair value	$219,107,966	$193,923,007
Foreign currency, at fair value	226	141,103
Receivables for:
Dividends	174,938	543,474
Investments sold	—	—
Capital stock sold	176,075	97,693
Prepaid expenses	—	1,127
Total assets	219,459,205	194,706,404

LIABILITIES
Due to custodian	—	—
Payables for:
Foreign capital gains taxes	357,568	229,348
Management fees	181,092	160,856
Accrued custodian fees	86,094	60,939
Accrued professional services	31,660	22,091
Accrued directors’ fees	4,670	4,021
Accrued distribution fees	2,096	490
Investments purchased	423,915	39
Capital stock redeemed	72,186	256,359
Other accrued expenses and payables	36,745	35,628
Total liabilities	1,196,026	769,771
Net assets	$218,263,179	$193,936,633

NET ASSETS
Paid in capital	$268,333,587	$143,804,873
Distributable earnings (Accumulated loss)	(50,070,408)	50,131,760
Net assets	$218,263,179	$193,936,633

Institutional Shares
Net assets	$208,232,872	$190,999,811
Shares of capital stock outstanding*	11,715,786	14,060,818
Net asset value, offering and redemption price per share	$17.77	$13.58

Open Shares
Net assets	$10,030,307	$2,388,331
Shares of capital stock outstanding*	568,354	176,500
Net asset value, offering and redemption price per share	$17.65	$13.53

R6 Shares
Net assets	—	$548,491
Shares of capital stock outstanding*	—	40,343
Net asset value, offering and redemption price per share	—	$13.60
Cost of investments in securities	$158,652,960	$123,395,974
Cost of foreign currency	$226	$141,135

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$73,877,320	$4,250,531,581	$77,742,113	$103,377,360	$108,359,294
82,104	6,065,883	8,165	19	33,934

192,850	19,970,234	216,097	445,978	105,501
—	9,399,323	1,890,809	8	—
5,813	1,748,223	61,667	—	88,971
15,349	—	—	—	—
74,173,436	4,287,715,244	79,918,851	103,823,365	108,587,700

—	4,599,510	—	—	—

—	4,742,682	119,274	—	—
35,405	3,580,624	48,156	67,915	58,242
48,065	1,364,118	79,889	28,455	36,794
19,886	168,590	39,121	24,384	25,982
1,401	126,911	3,447	1,662	2,275
246	100,544	782	27	278
18	43,018,671	2,418,301	248,256	8
46	27,574,481	1,835	—	1,863,193
4,095	1,048,644	29,852	12,972	17,102
109,162	86,324,775	2,740,657	383,671	2,003,874
$74,064,274	$4,201,390,469	$77,178,194	$103,439,694	$106,583,826

$62,208,085	$4,323,677,638	$112,721,428	$76,772,048	$68,185,223
11,856,189	(122,287,169)	(35,543,234)	26,667,646	38,398,603
$74,064,274	$4,201,390,469	$77,178,194	$103,439,694	$106,583,826

$73,045,951	$3,767,681,899	$73,807,402	$103,277,442	$105,195,910
4,774,847	188,485,294	5,108,498	8,683,332	5,741,557
$15.30	$19.99	$14.45	$11.89	$18.32

$1,018,323	$419,009,904	$3,370,792	$162,252	$1,387,916
66,658	20,366,766	232,740	13,662	75,823
$15.28	$20.57	$14.48	$11.88	$18.30

—	$14,698,666	—	—	—
—	735,035	—	—	—
—	$20.00	—	—	—
$67,433,170	$3,277,672,599	$68,635,957	$84,155,364	$73,594,630
$82,113	$6,065,878	$8,175	$19	$34,085

Semi-Annual Report   147

June 30, 2021	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

ASSETS
Investments in securities, at fair value	$7,590,762,136	$17,308,712
Non-controlled affiliated issuers, at fair value (Note 5)	727,636,006	—
Foreign currency, at fair value	15,263,926	2,321
Receivables for:
Dividends	50,334,052	14,335
Capital stock sold	16,767,616	—
Tax reclaims (Note 2b)	2,876,326	—
Amount due from Investment Manager (Note 3)	—	1,604
Investments sold	—	—
Gross unrealized appreciation on forward currency contracts	93,901,596	—
Prepaid expenses	—	—
Total assets	8,497,541,658	17,326,972

LIABILITIES
Payables for:
Management fees	6,328,994	—
Accrued custodian fees	745,302	27,966
Accrued directors’ fees	93,431	1,747
Accrued distribution fees	64,716	44
Accrued professional services	54,103	26,415
Accrued registration fees	21,921	8,770
Capital stock redeemed	3,836,303	26,085
Investments purchased	1,146	—
Gross unrealized depreciation on forward currency contracts	20,128	—
Other accrued expenses and payables	296,403	2,852
Total liabilities	11,462,447	93,879
Net assets	$8,486,079,211	$17,233,093

NET ASSETS
Paid in capital	$7,771,342,803	$14,970,826
Distributable earnings (Accumulated loss)	714,736,408	2,262,267
Net assets	$8,486,079,211	$17,233,093

Institutional Shares
Net assets	$8,187,494,818	$17,004,796
Shares of capital stock outstanding*	516,271,305	1,270,859
Net asset value, offering and redemption price per share	$15.86	$13.38

Open Shares
Net assets	$298,584,393	$228,297
Shares of capital stock outstanding*	18,819,629	17,181
Net asset value, offering and redemption price per share	$15.87	$13.29

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—
Cost of investments in securities	$6,823,067,289	$15,795,329
Cost of non-controlled affiliated issuers	$843,268,226	$—
Cost of foreign currency	$15,349,538	$2,332
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio

$2,934,492	$2,359,842	$2,804,494,768	$87,240,808	$3,227,237
—	—	—	—	—
1,936	1	2,440,196	92,245	2,481

9,766	69,861	10,753,039	299,904	15,546
—	—	3,056,708	124,735	—
—	—	5,373,618	—	—
11,327	12,701	—	—	8,794
72,125	3	—	291,708	18,187

—	—	—	—	—
11,498	—	—	—	—
3,041,144	2,442,408	2,826,118,329	88,049,400	3,272,245

—	—	1,753,118	47,558	—
33,653	33,465	388,872	42,348	21,543
1,326	2,980	31,145	2,343	1,678
27	84	26,611	509	14
31,076	26,596	24,258	34,607	26,952
—	10,728	22,470	532	14,259
—	—	522,135	48,882	—
71,164	—	13,231,808	431,922	20,561

—	—	—	—	—
2,880	3,843	330,883	21,842	332
140,126	77,696	16,331,300	630,543	85,339
$2,901,018	$2,364,712	$2,809,787,029	$87,418,857	$3,186,906

$2,459,072	$11,808,284	$2,064,632,324	$70,423,805	$3,496,811
441,946	(9,443,572)	745,154,705	16,995,052	(309,905)
$2,901,018	$2,364,712	$2,809,787,029	$87,418,857	$3,186,906

$2,768,069	$1,970,940	$2,574,140,109	$84,947,487	$3,140,978
239,598	186,034	121,949,843	7,033,593	306,607

$11.55	$10.59	$21.11	$12.08	$10.24
$132,949	$393,772	$121,149,491	$2,471,370	$45,928
11,520	37,078	5,677,101	203,888	4,486

$11.54	$10.62	$21.34	$12.12	$10.24
—	—	$114,497,429	—	—
—	—	5,431,343	—	—
—	—	$21.08	—	—
$2,499,423	$2,049,821	$2,240,555,917	$70,190,391	$2,816,104
—	—	—	—	—
$1,943	$1	$2,441,495	$92,661	$2,493

Semi-Annual Report   149

June 30, 2021	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

ASSETS
Investments in securities, at fair value	$29,119,190	$40,504,159
Cash	—	—
Foreign currency, at fair value	2,800	13,516
Receivables for:
Investments sold	7	21,936
Dividends	27,772	210,785
Capital stock sold	25	39,492
Prepaid expenses	—	—
Total assets	29,149,794	40,789,888
LIABILITIES
Payables for:
Management fees	7,163	20,734
Foreign capital gains taxes	—	—
Accrued custodian fees	22,078	44,339
Accrued shareholders’ reports	4,710	5,140
Accrued distribution fees	67	3,015
Accrued directors’ fees	1,559	2,182
Accrued registration fees	8,363	5,805
Accrued professional services	25,212	41,224
Investments purchased	—	39,941
Capital stock redeemed	—	32,438
Other accrued expenses and payables	1,589	10,135
Total liabilities	70,741	204,953
Net assets	$29,079,053	$40,584,935

NET ASSETS
Paid in capital	$24,133,121	$28,111,079
Distributable earnings (Accumulated loss)	4,945,932	12,473,856
Net assets	$29,079,053	$40,584,935

Institutional Shares
Net assets	$28,746,667	$27,198,602
Shares of capital stock outstanding*	1,670,234	1,799,592
Net asset value, offering and redemption price per share	$17.21	$15.11
Open Shares
Net assets	$332,386	$13,386,333
Shares of capital stock outstanding*	19,438	886,831
Net asset value, offering and redemption price per share	$17.10	$15.09
R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—
Cost of investments in securities	$24,747,417	$30,384,251
Cost of foreign currency	$2,814	$13,587
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio

$6,516,229,117	$27,489,769	$1,962,367,409	$74,067,218	$113,785,398
—	—	—	—	180,455
12,830,256	13,501	—	—	—

22,597,887	—	—	—	3,282,130
18,294,094	57,508	1,048,324	22,152	80,349
6,236,022	4,975	2,023,881	1,812	8,241
—	12,466	—	—	—
6,576,187,376	27,578,219	1,965,439,614	74,091,182	117,336,573

4,112,854	1,856	1,115,637	24,820	74,667
1,678,376	—	—	—	—
593,452	38,768	144,294	27,709	33,093
204,257	275	—	159	5,912
116,741	22	8,002	295	2,567
71,534	2,143	12,769	3,735	2,984
9,213	—	28,934	10,830	14,466
1,382	28,758	37,531	73,021	30,938
16,668,482	5	—	—	388,570
4,304,655	12,421	950,161	—	160,904
176,415	3,447	19,568	4,333	10,905
27,937,361	87,695	2,316,896	144,902	725,006
$6,548,250,015	$27,490,524	$1,963,122,718	$73,946,280	$116,611,567

$4,690,916,618	$24,556,370	$1,096,253,615	$46,137,619	$79,059,892
1,857,333,397	2,934,154	866,869,103	27,808,661	37,551,675
$6,548,250,015	$27,490,524	$1,963,122,718	$73,946,280	$116,611,567

$5,904,700,088	$27,409,083	$1,924,455,200	$37,906,079	$103,573,086
326,397,292	2,117,321	92,055,430	2,428,012	6,134,675
$18.09	$12.95	$20.91	$15.61	$16.88

$516,630,798	$81,441	$36,142,946	$1,473,640	$12,221,848
28,333,489	6,303	1,717,594	94,006	788,966
$18.23	$12.92	$21.04	$15.68	$15.49

$126,919,129	—	$2,524,572	$34,566,561	$816,633
7,009,576	—	120,459	2,213,164	48,366
$18.11	—	$20.96	$15.62	$16.88
$4,877,578,633	$25,259,017	$1,263,050,403	$49,503,675	$84,807,973
$12,879,806	$13,558	—	—	—

Semi-Annual Report   151

June 30, 2021	Lazard US Sustainable Equity Portfolio

ASSETS
Investments in securities, at fair value	$13,584,999
Receivables for:
Investments sold	15,099
Amount due from Investment Manager (Note 3)	11,469
Dividends	4,696
Prepaid expenses	27,188
Total assets	13,643,451

LIABILITIES
Payables for:
Accrued professional services	25,370
Accrued custodian fees	20,205
Accrued directors’ fees	1,103
Accrued distribution fees	78
Other accrued expenses and payables	1,593
Total liabilities	48,349
Net assets	$13,595,102

NET ASSETS
Paid in capital	$10,107,777
Distributable earnings (Accumulated loss)	3,487,325
Net assets	$13,595,102

Institutional Shares
Net assets	$13,182,344
Shares of capital stock outstanding*	942,026
Net asset value, offering and redemption price per share	$13.99

Open Shares
Net assets	$412,758
Shares of capital stock outstanding*	29,505
Net asset value, offering and redemption price per share	$13.99
Cost of investments in securities	$10,316,570
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   153

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2021	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

Investment Income (Loss)

Income
Dividends*	$1,645,590	$1,986,027
Expenses
Management fees (Note 3)	1,088,414	1,027,323
Custodian fees	65,093	51,552
Distribution fees (Open Shares)	12,724	2,930
Shareholders’ reports	15,170	11,254
Administration fees	24,435	25,150
Professional services	23,879	30,010
Directors’ fees and expenses	7,430	6,594
Shareholders’ services	10,911	8,954
Registration fees	18,661	16,802
Other^	4,983	9,066
Total gross expenses	1,271,700	1,189,635
Management fees waived and expenses reimbursed	(7,543)	(1,958)
Total net expenses	1,264,157	1,187,677
Net investment income (loss)	381,433	798,350
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	4,816,187	6,058,874
Foreign currency transactions	(12,722)	(56,888)
Total net realized gain (loss)	4,803,465	6,001,986
Net change in unrealized appreciation (depreciation) on:
Investments†	(214,834)	534,501
Foreign currency translations	(412)	(733)
Total net change in unrealized appreciation (depreciation)	(215,246)	533,768
Net realized and unrealized gain (loss)	4,588,219	6,535,754
Net increase (decrease) in net assets resulting from operations	$4,969,652	$7,334,104
* Net of foreign withholding taxes of	$262,794	$298,645
** Net of foreign capital gains taxes of	$79,316	$25,062
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$(296,457)	$(99,791)
^ Includes interest on line of credit of	$—	$1,010

The accompanying notes are an integral part of these financial statements.

154   Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$708,934	$75,793,097	$795,630	$1,455,043	$738,646

215,035	21,785,650	391,653	400,178	328,665
46,695	946,786	56,820	23,782	26,434
2,367	526,646	4,883	169	1,548
2,848	356,271	13,274	2,543	3,536
14,247	228,744	15,725	17,082	17,150
17,847	182,505	37,679	22,267	22,726
2,706	165,447	4,380	3,623	4,355
5,339	142,481	8,555	6,082	6,316
17,759	23,133	18,928	16,284	18,285
3,450	110,507	6,927	3,782	4,435
328,293	24,468,170	558,824	495,792	433,450
(59,225)	(1,220)	(84,084)	(19,943)	(1,927)
269,068	24,466,950	474,740	475,849	431,523
439,866	51,326,147	320,890	979,194	307,123

4,473,777	282,656,157	10,747,617	8,827,691	2,838,030
(50,002)	(980,366)	(78,131)	(2,481)	1,738
4,423,775	281,675,791	10,669,486	8,825,210	2,839,768

429,867	118,249,623	(7,288,919)	5,920,129	8,590,261
(957)	150,763	(2,190)	(5,452)	(2,207)
428,910	118,400,386	(7,291,109)	5,914,677	8,588,054
4,852,685	400,076,177	3,378,377	14,739,887	11,427,822
$5,292,551	$451,402,324	$3,699,267	$15,719,081	$11,734,945
$88,956	$12,345,289	$132,555	$120,099	$47,642
$—	$2,633,438	$132,893	$—	$—
$—	$(467,764)	$(4,392)	$—	$—
$512	$341	$386	$10	$—

Semi-Annual Report   155

For the Six Months Ended June 30, 2021	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

Investment Income (Loss)

Income
Dividends#
Unaffiliated issuers	$148,463,320	$70,868
Non-controlled affiliated issuers (Note 5)	15,249,352	—
Non-cash dividends	12,283,236	—
Total investment income*	175,995,908	70,868

Expenses
Management fees (Note 3)	35,730,485	38,370
Custodian fees	566,529	24,180
Administration fees	370,585	11,469
Distribution fees (Open Shares)	363,665	243
Professional services	311,584	23,151
Shareholders’ services	250,600	4,633
Shareholders’ reports	243,973	2,687
Directors’ fees and expenses	189,825	2,575
Registration fees	81,509	20,049
Other^	124,443	48
Total gross expenses	38,233,198	127,405
Management fees waived and expenses reimbursed	—	(79,080)
Total net expenses	38,233,198	48,325
Net investment income (loss)	137,762,710	22,543

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	131,124,950	682,583
Foreign currency transactions	(575,786)	3,506
Forward currency contracts	(42,632,768)	—
Total net realized gain (loss)	87,916,396	686,089
Net change in unrealized appreciation (depreciation) on:
Investments†	280,355,176	244,800
Non-controlled affiliated issuers	8,616,940	—
Foreign currency translations	(1,360,043)	(331)
Forward currency contracts	150,022,070	—
Total net change in unrealized appreciation (depreciation)	437,634,143	244,469
Net realized and unrealized gain (loss)	525,550,539	930,558
Net increase (decrease) in net assets resulting from operations	$663,313,249	$953,101
*# Net of foreign withholding taxes of	$(9,580,231)	$5,948
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$—	$24

#	Dividend income for Lazard Global Listed Infrastructure Portfolio includes $20,893,921 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $11,313,690. Refer to Note 2b in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

156   Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio

$54,858	$77,930	$57,525,500	$1,481,447	$47,074
—	—	—	—	—
—	—	—	—	5,929
54,858	77,930	57,525,500	1,481,447	53,003

8,964	34,734	10,763,411	292,090	12,114
26,601	24,764	314,097	35,302	18,170
11,002	11,372	167,993	16,447	11,019
158	481	151,810	3,481	55
16,608	22,740	122,454	21,599	19,781
4,488	4,797	77,643	7,127	4,547
2,530	3,623	154,852	8,816	2,451
2,553	4,489	67,125	4,681	2,754
18,896	19,937	50,633	8,907	11,008
13	347	71,237	6,031	7
91,813	127,284	11,941,255	404,481	81,906
(79,230)	(87,379)	(12,460)	(2,108)	(67,459)
12,583	39,905	11,928,795	402,373	14,447
42,275	38,025	45,596,705	1,079,074	38,556

248,486	2,419,585	193,369,830	2,719,967	198,164
(68)	7,462	(234,028)	3,248	(1,725)
—	—	—	—	—
248,418	2,427,047	193,135,802	2,723,215	196,439

18,774	(1,917,831)	(89,808,098)	502,836	26,383
—	—	—	—	—
(324)	(2,342)	(323,352)	(7,919)	(454)
—	—	—	—	—

18,450	(1,920,173)	(90,131,450)	494,917	25,929
266,868	506,874	103,004,352	3,218,132	222,368
$309,143	$544,899	$148,601,057	$4,297,206	$260,924
$5,920	$11,010	$(1,465,218)	$155,570	$6,270
$—	$—	$13,498	$—	$—
$—	$—	$(18,012)	$(10,631)	$—
$—	$215	$2,257	$174	$—

#	Dividend income for Lazard International Equity Portfolio includes $6,423,761 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $4,958,543. Refer to Note 2b in the Notes to Financial Statements for further information.

Semi-Annual Report   157

For the Six Months Ended June 30, 2021	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Investment Income (Loss)

Income
Dividends*#	$189,673	$403,013

Expenses
Management fees (Note 3)	91,241	150,937
Distribution fees (Open Shares)	405	16,309
Custodian fees	21,693	38,844
Administration fees	12,350	13,345
Professional services	20,330	20,378
Shareholders’ reports	3,605	5,705
Directors’ fees and expenses	2,847	3,854
Shareholders’ services	4,136	6,170
Registration fees	15,835	15,895
Amortization of offering costs (Note 2(f))	—	—
Other^	2,742	3,068
Total gross expenses	175,184	274,505
Management fees waived and expenses reimbursed	(71,327)	(28,475)
Total net expenses	103,857	246,030
Net investment income (loss)	85,816	156,983

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	545,518	3,682,301
Foreign currency transactions	(319)	(9,927)
Total net realized gain (loss)	545,199	3,672,374
Net change in unrealized appreciation (depreciation) on:
Investments†	1,933,185	660,971
Foreign currency translations	(487)	(4,097)
Total net change in unrealized appreciation (depreciation)	1,932,698	656,874
Net realized and unrealized gain (loss)	2,477,897	4,329,248
Net increase (decrease) in net assets resulting from operations	$2,563,713	$4,486,231
*# Net of foreign withholding taxes of	$23,641	$41,233
** Net of foreign capital gains taxes of	$—	$8,681
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$8,994
^ Includes interest on line of credit of	$4	$167

#	Dividend income for Lazard International Small Cap Equity Portfolio includes $61,281 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $102,514. Refer to Note 2b in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

158   Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio

$117,209,121	$358,102	$11,292,150	$409,954	$504,021

23,228,982	78,214	6,706,509	173,455	426,846
644,138	96	43,791	1,708	14,938
484,446	28,702	109,960	20,318	23,584
302,235	12,459	120,513	16,251	21,256
202,762	20,364	80,644	42,185	23,675
168,049	3,268	37,366	4,200	7,146
141,839	3,129	35,210	3,662	5,117
129,085	4,763	52,919	6,233	8,210
46,753	16,482	58,349	20,899	30,246
—	—	—	—	10,707
89,987	3,223	32,284	3,482	5,370
25,438,276	170,700	7,277,545	292,393	577,095
(2,542)	(72,261)	(1,516)	(69,677)	(11,644)
25,435,734	98,439	7,276,029	222,716	565,451
91,773,387	259,663	4,016,121	187,238	(61,430)

221,636,923	1,611,145	144,031,803	1,467,385	13,603,798
279,997	(1,207)	—	—	—
221,916,920	1,609,938	144,031,803	1,467,385	13,603,798

127,182,025	537,096	131,621,474	8,178,185	3,733,205
(569,580)	(1,471)	—	—	—
126,612,445	535,625	131,621,474	8,178,185	3,733,205
348,529,365	2,145,563	275,653,277	9,645,570	17,337,003
$440,302,752	$2,405,226	$279,669,398	$9,832,808	$17,275,573
$(12,496,710)	$25,519	$—	$—	$—
$13,560	$—	$—	$—	$—
$318,958	$—	$—	$—	$—
$—	$411	$851	$9	$—

#	Dividend income for Lazard International Strategic Equity Portfolio includes $20,466,835 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $7,970,125. Refer to Note 2b in the Notes to Financial Statements for further information.

Semi-Annual Report   159

For the Six Months Ended June 30, 2021	Lazard US Sustainable Equity Portfolio

Investment Income (Loss)

Income
Dividends	$78,976

Expenses
Amortization of offering costs (Note 2(f))	65,721
Management fees (Note 3)	37,592
Professional services	25,371
Custodian fees	16,882
Administration fees	9,670
Registration fees	7,407
Directors’ fees and expenses	2,460
Shareholders’ reports	2,027
Shareholders’ services	492
Distribution fees (Open Shares)	395
Other	773
Total gross expenses	168,790
Management fees waived and expenses reimbursed	(121,339)
Total net expenses	47,451
Net investment income (loss)	31,525

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on Investments	158,663
Total net realized gain (loss)	158,663
Net change in unrealized appreciation (depreciation) on Investments	1,549,094
Total net change in unrealized appreciation (depreciation)	1,549,094
Net realized and unrealized gain (loss)	1,707,757
Net increase (decrease) in net assets resulting from operations	$1,739,282

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   161

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$381,433	$575,171
Net realized gain (loss)	4,803,465	930,466
Net change in unrealized appreciation (depreciation)	(215,246)	19,662,599
Net increase (decrease) in net assets resulting from operations	4,969,652	21,168,236

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(500,286)
Open Shares	—	(23,947)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(524,233)

Capital stock transactions
Net proceeds from sales
Institutional Shares	36,310,959	33,579,728
Open Shares	1,562,859	3,336,260
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	389,550
Open Shares	—	21,686
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(23,473,541)	(88,565,915)
Open Shares	(1,710,126)	(4,209,453)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	12,690,151	(55,448,144)
Total increase (decrease) in net assets	17,659,803	(34,804,141)
Net assets at beginning of period	200,603,376	235,407,517
Net assets at end of period	$218,263,179	$200,603,376

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

$798,350	$1,250,970	$439,866	$158,883
6,001,986	(15,263,829)	4,423,775	861,107
533,768	36,380,293	428,910	4,663,904
7,334,104	22,367,434	5,292,551	5,683,894

—	(1,248,908)	—	(250,704)
—	(6,940)	—	(6,176)
—	(3,206)	—	—
—	(1,259,054)	—	(256,880)

23,619,855	53,105,750	42,734,075	17,937,030
1,164,909	1,691,273	3,691,541	608,209
30,359	62,330	—	—

—	1,200,626	—	250,704
—	6,902	—	6,176
—	3,206	—	—

(49,339,165)	(62,957,718)	(2,659,432)	(4,770,498)
(1,418,521)	(1,705,658)	(3,768,037)	(1,037,074)
(45,763)	(158,910)	—	—
(25,988,326)	(8,752,199)	39,998,147	12,994,547
(18,654,222)	12,356,181	45,290,698	18,421,561
212,590,855	200,234,674	28,773,576	10,352,015
$193,936,633	$212,590,855	$74,064,274	$28,773,576

Semi-Annual Report   163

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	11,013,865	15,534,848
Shares sold	1,994,275	2,536,944
Shares issued to shareholders from reinvestment of distributions	—	27,818
Shares redeemed	(1,292,354)	(7,085,745)
Net increase (decrease)	701,921	(4,520,983)
Shares outstanding at end of period	11,715,786	11,013,865

Open Shares
Shares outstanding at beginning of period	575,985	643,853
Shares sold	87,335	242,484
Shares issued to shareholders from reinvestment of distributions	—	1,556
Shares redeemed	(94,966)	(311,908)
Net increase (decrease)	(7,631)	(67,868)
Shares outstanding at end of period	568,354	575,985

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

164    Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

15,971,095	16,728,969	2,022,986	775,852
1,723,301	5,299,853	2,933,085	1,609,818

—	95,867	—	19,017
(3,633,578)	(6,153,594)	(181,224)	(381,701)
(1,910,277)	(757,874)	2,751,861	1,247,134
14,060,818	15,971,095	4,774,847	2,022,986

194,354	206,183	63,491	98,083
85,295	152,220	257,982	58,240

—	559	—	469
(103,149)	(164,608)	(254,815)	(93,301)
(17,854)	(11,829)	3,167	(34,592)
176,500	194,354	66,658	63,491

41,454	50,582	—	—
2,236	5,652	—	—
—	255	—	—
(3,347)	(15,035)	—	—
(1,111)	(9,128)	—	—
40,343	41,454	—	—

Semi-Annual Report   165

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$51,326,147	$119,586,487
Net realized gain (loss)	281,675,791	(426,812,130)
Net change in unrealized appreciation (depreciation)	118,400,386	(347,937,082)
Net increase (decrease) in net assets resulting from operations	451,402,324	(655,162,725)

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(92,081,985)
Open Shares	—	(8,363,930)
R6 Shares	—	(1,004,977)
Net decrease in net assets resulting from distributions	—	(101,450,892)

Capital stock transactions
Net proceeds from sales
Institutional Shares	453,755,284	846,924,581
Open Shares	37,644,137	40,640,285
R6 Shares	1,030,589	14,719,078
Net proceeds from reinvestment of distributions
Institutional Shares	—	88,030,506
Open Shares	—	8,264,600
R6 Shares	—	847,221
Cost of shares redeemed
Institutional Shares	(1,015,555,658)	(3,083,569,274)
Open Shares	(84,060,625)	(453,247,114)
R6 Shares	(12,323,847)	(135,610,119)
Net increase (decrease) in net assets from capital stock transactions	(619,510,120)	(2,673,000,236)
Total increase (decrease) in net assets	(168,107,796)	(3,429,613,853)
Net assets at beginning of period	4,369,498,265	7,799,112,118
Net assets at end of period	$4,201,390,469	$4,369,498,265

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

$320,890	$903,767	$979,194	$616,928
10,669,486	(2,308,597)	8,825,210	(1,412,138)
(7,291,109)	7,730,722	5,914,677	12,204,242
3,699,267	6,325,892	15,719,081	11,409,032

—	(902,733)	—	(1,012,397)
—	(38,967)	—	(1,121)
—	—	—	—
—	(941,700)	—	(1,013,518)

5,891,792	13,037,212	7,960,207	66,915,810
788,435	447,062	34,514	33,698
—	—	—	—

—	889,530	—	1,012,397
—	38,190	—	1,121
—	—	—	—

(10,021,457)	(41,254,117)	(12,102,092)	(26,514,732)
(1,604,718)	(2,493,332)	(21,461)	(183,641)
—	—	—	—
(4,945,948)	(29,335,455)	(4,128,832)	41,264,653
(1,246,681)	(23,951,263)	11,590,249	51,660,167
78,424,875	102,376,138	91,849,445	40,189,278
$77,178,194	$78,424,875	$103,439,694	$91,849,445

Semi-Annual Report   167

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	217,598,338	359,649,575
Shares sold	23,554,335	55,904,093
Shares issued to shareholders from reinvestment of distributions	—	5,536,608
Shares redeemed	(52,667,379)	(203,491,938)
Net increase (decrease)	(29,113,044)	(142,051,237)
Shares outstanding at end of period	188,485,294	217,598,338

Open Shares
Shares outstanding at beginning of period	22,707,741	50,941,578
Shares sold	1,946,159	2,571,349
Shares issued to shareholders from reinvestment of distributions	—	509,353
Shares redeemed	(4,287,134)	(31,314,539)
Net increase (decrease)	(2,340,975)	(28,233,837)
Shares outstanding at end of period	20,366,766	22,707,741

R6 Shares
Shares outstanding at beginning of period	1,310,139	9,977,898
Shares sold	53,591	1,007,773
Shares issued to shareholders from reinvestment of distributions	—	54,837
Shares redeemed	(628,695)	(9,730,369)
Net increase (decrease)	(575,104)	(8,667,759)
Shares outstanding at end of period	735,035	1,310,139

The accompanying notes are an integral part of these financial statements.

168    Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

5,390,573	7,913,478	9,016,463	3,919,193
410,527	1,164,850	704,067	8,314,466

—	67,134	—	102,163
(692,602)	(3,754,889)	(1,037,198)	(3,319,359)
(282,075)	(2,522,905)	(333,131)	5,097,270
5,108,498	5,390,573	8,683,332	9,016,463

290,075	488,799	12,708	30,624
54,787	37,429	2,831	4,284

—	2,871	—	113
(112,122)	(239,024)	(1,877)	(22,313)
(57,335)	(198,724)	954	(17,916)
232,740	290,075	13,662	12,708

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report   169

	Lazard Global Equity Select Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase in Net Assets

Operations
Net investment income (loss)	$307,123	$317,684
Net realized gain (loss)	2,839,768	9,730,399
Net change in unrealized appreciation (depreciation)	8,588,054	8,086,380
Net increase (decrease) in net assets resulting from operations	11,734,945	18,134,463

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(3,043,294)
Open Shares	—	(35,091)
Return of capital
Institutional Shares	—	—
Open Shares	—	—
Net decrease in net assets resulting from distributions	—	(3,078,385)

Capital stock transactions
Net proceeds from sales
Institutional Shares	10,908,604	57,343,908
Open Shares	133,595	414,176
Net proceeds from reinvestment of distributions
Institutional Shares	—	3,031,617
Open Shares	—	35,091
Cost of shares redeemed
Institutional Shares	(9,723,091)	(64,939,018)
Open Shares	(46,056)	(355,466)
Net increase (decrease) in net assets from capital stock transactions	1,273,052	(4,469,692)
Total increase (decrease) in net assets	13,007,997	10,586,386
Net assets at beginning of period	93,575,829	82,989,443
Net assets at end of period	$106,583,826	$93,575,829

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,662,503	5,634,353
Shares sold	626,616	4,228,592
Shares issued to shareholders from reinvestment of distributions	—	188,886
Shares redeemed	(547,562)	(4,389,328)
Net increase (decrease)	79,054	28,150
Shares outstanding at end of period	5,741,557	5,662,503

Open Shares
Shares outstanding at beginning of period	70,899	64,021
Shares sold	7,584	28,090
Shares issued to shareholders from reinvestment of distributions	—	2,185
Shares redeemed	(2,660)	(23,397)
Net increase (decrease)	4,924	6,878
Shares outstanding at end of period	75,823	70,899

*	Shares and shares transactions were adjusted to reflect 1:5 reverse stock split effective November 17, 2020.

The accompanying notes are an integral part of these financial statements.

170    Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

$137,762,710	$136,832,780	$22,543	$7,620
87,916,396	(241,911,502)	686,089	174,646
437,634,143	(320,607,336)	244,469	562,865
663,313,249	(425,686,058)	953,101	745,131

(23,105,445)	(146,650,767)	—	(123,283)
(494,675)	(7,331,111)	—	(5,397)

—	(34,264,854)	—	—
—	(1,712,909)	—	—
(23,600,120)	(189,959,641)	—	(128,680)

1,239,388,820	2,811,013,767	13,131,784	253,851
28,414,378	97,410,328	38,564	23,248

17,518,829	137,048,805	—	123,283
486,615	8,929,119	—	5,397

(976,110,993)	(2,357,774,296)	(1,135,535)	(77,247)
(60,768,572)	(209,443,477)	(15,129)	(13,133)

248,929,077	487,184,246	12,019,684	315,399
888,642,206	(128,461,453)	12,972,785	931,850
7,597,437,005	7,725,898,458	4,260,308	3,328,458
$8,486,079,211	$7,597,437,005	$17,233,093	$4,260,308

497,500,386	461,276,357	336,354	309,023	*
82,345,489	194,182,619	1,021,114	24,511	*

1,112,380	10,363,887	—	10,552	*
(64,686,950)	(168,322,477)	(86,609)	(7,732	)*
18,770,919	36,224,029	934,505	27,331	*
516,271,305	497,500,386	1,270,859	336,354	*

20,993,761	28,396,647	15,347	14,046	*
1,881,042	6,691,684	3,043	2,123	*
30,426	677,742	—	466	*
(4,085,600)	(14,772,312)	(1,209)	(1,288	)*
(2,174,132)	(7,402,886)	1,834	1,301	*
18,819,629	20,993,761	17,181	15,347

Semi-Annual Report    171

	Lazard International
	Equity Advantage Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$42,275	$50,787
Net realized gain (loss)	248,418	(134,244)
Net change in unrealized appreciation (depreciation)	18,450	211,107
Net increase (decrease) in net assets resulting from operations	309,143	127,650

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(48,006)
Open Shares	—	(2,025)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(50,031)

Capital stock transactions
Net proceeds from sales
Institutional Shares	785	—
Open Shares	5	—
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	48,006
Open Shares	—	2,025
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	—	(57,767)
Open Shares	(5)	—
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	785	(7,736)
Total increase (decrease) in net assets	309,928	69,883
Net assets at beginning of period	2,591,090	2,521,207
Net assets at end of period	$2,901,018	$2,591,090

The accompanying notes are an integral part of these financial statements.

172   Semi-Annual Report

Lazard International		Lazard
Equity Concentrated Portfolio		International Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

$38,025	$522,828	$45,596,705	$31,982,942
2,427,047	(9,959,746)	193,135,802	(22,368,369)
(1,920,173)	(7,019,673)	(90,131,450)	259,570,688
544,899	(16,456,591)	148,601,057	269,185,261

—	(502,330)	—	(28,031,055)
—	(12,425)	—	(2,010,258)
—	—	—	(1,244,237)
—	(514,755)	—	(31,285,550)

79,393	21,575,394	231,137,334	829,447,085
25,400	2,660	9,549,916	52,835,440
—	—	20,327,642	55,056,018

—	502,184	—	25,025,241
—	12,425	—	1,799,295
—	—	—	1,241,734

(12,281,916)	(89,284,855)	(604,811,775)	(749,116,212)
(63,913)	(21,492)	(15,511,632)	(206,597,466)
—	—	(42,155,626)	(44,843,974)
(12,241,036)	(67,213,684)	(401,464,141)	(35,152,839)
(11,696,137)	(84,185,030)	(252,863,084)	202,746,872
14,060,849	98,245,879	3,062,650,113	2,859,903,241
$2,364,712	$14,060,849	$2,809,787,029	$3,062,650,113

Semi-Annual Report  173

	Lazard International
	Equity Advantage Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	239,526	241,125
Shares sold	72	—
Shares issued to shareholders from reinvestment of distributions	—	4,784
Shares redeemed	—	(6,383)
Net increase (decrease)	72	(1,599)
Shares outstanding at end of period	239,598	239,526

Open Shares
Shares outstanding at beginning of period	11,520	11,318
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	202
Shares redeemed	—	—
Net increase (decrease)	—	202
Shares outstanding at end of period	11,520	11,520

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

174   Semi-Annual Report

Lazard International
Equity Concentrated Portfolio		Lazard International Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

1,364,089	9,493,019	140,490,643	134,082,503
7,540	2,373,255	11,197,455	50,874,540
—	51,745	—	1,327,534
(1,185,595)	(10,553,930)	(29,738,255)	(45,793,934)
(1,178,055)	(8,128,930)	(18,540,800)	6,408,140
186,034	1,364,089	121,949,843	140,490,643

41,089	41,695	5,960,372	13,658,790
2,402	272	456,469	3,165,143
—	1,277	—	95,416
(6,413)	(2,155)	(739,740)	(10,958,977)
(4,011)	(606)	(283,271)	(7,698,418)
37,078	41,089	5,677,101	5,960,372

—	—	6,473,822	5,788,801
—	—	1,002,133	3,191,487
—	—	—	65,933
—	—	(2,044,612)	(2,572,399)
—	—	(1,042,479)	685,021
—	—	5,431,343	6,473,822

Semi-Annual Report   175

	Lazard
	International Equity Select Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,079,074	$937,142
Net realized gain (loss)	2,723,215	(1,780,411)
Net change in unrealized appreciation (depreciation)	494,917	7,062,981
Net increase from payments by affiliates	—	—
Net increase (decrease) in net assets resulting from operations	4,297,206	6,219,712

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(898,108)
Open Shares	—	(20,139)
Net decrease in net assets resulting from distributions	—	(918,247)

Capital stock transactions
Net proceeds from sales
Institutional Shares	8,559,925	23,196,482
Open Shares	989,786	1,529,531
Net proceeds from reinvestment of distributions
Institutional Shares	—	874,186
Open Shares	—	19,885
Cost of shares redeemed
Institutional Shares	(19,893,374)	(30,557,726)
Open Shares	(1,523,524)	(1,462,806)
Net increase (decrease) in net assets from capital stock transactions	(11,867,187)	(6,400,448)
Total increase (decrease) in net assets	(7,569,981)	(1,098,983)
Net assets at beginning of period	94,988,838	96,087,821
Net assets at end of period	$87,418,857	$94,988,838

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	7,993,045	8,707,246
Shares sold	722,804	2,451,854
Shares issued to shareholders from reinvestment of distributions	—	77,913
Shares redeemed	(1,682,256)	(3,243,968)
Net increase (decrease)	(959,452)	(714,201)
Shares outstanding at end of period	7,033,593	7,993,045

Open Shares
Shares outstanding at beginning of period	247,615	231,629
Shares sold	83,804	156,101
Shares issued to shareholders from reinvestment of distributions	—	1,763
Shares redeemed	(127,531)	(141,878)
Net increase (decrease)	(43,727)	15,986
Shares outstanding at end of period	203,888	247,615

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Report

		Lazard
Lazard International Equity Value Portfolio		International Quality Growth Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

$38,556	$47,772	$85,816	$13,507
196,439	10,261	545,199	89,062
25,929	(296,859)	1,932,698	1,555,029
—	88,959	—	—
260,924	(149,867)	2,563,713	1,657,598

—	(58,054)	—	(84,866)
—	(741)	—	(2,354)
—	(58,795)	—	(87,220)

195,241	2,686,850	16,173,065	5,094,900
2,315	9,981	62,218	265,673
—	58,054	—	84,866
—	680	—	2,354
(22,000)	(12,992,331)	(434,180)	(208,991)
(471)	(77,178)	(50,014)	(12,636)
175,085	(10,313,944)	15,751,089	5,226,166
436,009	(10,522,606)	18,314,802	6,796,544
2,750,897	13,273,503	10,764,251	3,967,707
$3,186,906	$2,750,897	$29,079,053	$10,764,251

289,650	1,319,964	671,884	311,939
19,101	273,087	1,024,868	370,047
—	6,508	—	5,572
(2,144)	(1,309,909)	(26,518)	(15,674)
16,957	(1,030,314)	998,350	359,945
306,607	289,650	1,670,234	671,884

4,300	14,189	18,777	771
232	1,262	3,753	18,836
—	76	—	155
(46)	(11,227)	(3,092)	(985)
186	(9,889)	661	18,006
4,486	4,300	19,438	18,777

Semi-Annual Report  177

	Lazard International
	Small Cap Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$156,983	$216,390
Net realized gain (loss)	3,672,374	547,329
Net change in unrealized appreciation (depreciation)	656,874	2,270,963
Net increase (decrease) in net assets resulting from operations	4,486,231	3,034,682

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(729,812)
Open Shares	—	(274,269)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,004,081)

Capital stock transactions
Net proceeds from sales
Institutional Shares	2,442,679	6,686,012
Open Shares	1,058,225	1,357,370
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	728,414
Open Shares	—	269,502
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(7,653,052)	(17,662,848)
Open Shares	(1,704,336)	(8,911,562)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(5,856,484)	(17,533,112)
Total increase (decrease) in net assets	(1,370,253)	(15,502,511)
Net assets at beginning of period	41,955,188	57,457,699
Net assets at end of period	$40,584,935	$41,955,188

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Report

Lazard International		Lazard Managed
Strategic Equity Portfolio		Equity Volatility Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

$91,773,387	$61,471,034	$259,663	$556,115
221,916,920	(40,723,514)	1,609,938	(1,486,977)
126,612,445	413,060,145	535,625	(960,609)
440,302,752	433,807,665	2,405,226	(1,891,471)

—	(53,074,159)	—	(562,392)
—	(4,116,579)	—	(1,918)
—	(1,190,335)	—	—
—	(58,381,073)	—	(564,310)

741,565,096	867,984,229	2,717,782	3,728,503
34,936,249	109,837,899	640	7,770
3,822,135	6,884,808	—	—

—	49,928,530	—	527,907
—	3,877,654	—	1,918
—	1,163,760	—	—

(501,949,619)	(1,489,992,288)	(3,444,050)	(10,447,520)
(90,488,292)	(288,996,541)	(2,786)	(134,993)
(4,513,093)	(18,963,448)	—	—
183,372,476	(758,275,397)	(728,414)	(6,316,415)
623,675,228	(382,848,805)	1,676,812	(8,772,196)
5,924,574,787	6,307,423,592	25,813,712	34,585,908
$6,548,250,015	$5,924,574,787	$27,490,524	$25,813,712

Semi-Annual Report  179

	Lazard International
	Small Cap Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	2,175,223	3,090,617
Shares sold	172,278	589,232
Shares issued to shareholders from reinvestment of distributions	—	63,230
Shares redeemed	(547,909)	(1,567,856)
Net increase (decrease)	(375,631)	(915,394)
Shares outstanding at end of period	1,799,592	2,175,223

Open Shares
Shares outstanding at beginning of period	931,724	1,622,591
Shares sold	72,096	121,575
Shares issued to shareholders from reinvestment of distributions	—	23,374
Shares redeemed	(116,989)	(835,816)
Net increase (decrease)	(44,893)	(690,867)
Shares outstanding at end of period	886,831	931,724

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Report

Lazard International		Lazard Managed
Strategic Equity Portfolio		Equity Volatility Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

313,114,237	357,911,733	2,184,318	2,714,105
41,640,846	63,824,929	222,383	339,588
—	3,094,195	—	45,732
(28,357,791)	(111,716,620)	(289,380)	(915,107)
13,283,055	(44,797,496)	(66,997)	(529,787)
326,397,292	313,114,237	2,117,321	2,184,318

31,509,845	43,939,513	6,488	18,298
1,977,268	8,170,528	51	693
—	239,698	—	167
(5,153,624)	(20,839,894)	(236)	(12,670)
(3,176,356)	(12,429,668)	(185)	(11,810)
28,333,489	31,509,845	6,303	6,488

7,044,138	7,802,421	—	—
218,270	482,711	—	—
—	72,070	—	—
(252,832)	(1,313,064)	—	—
(34,562)	(758,283)	—	—
7,009,576	7,044,138	—	—

Semi-Annual Report   181

	Lazard US Equity Concentrated Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase in Net Assets

Operations
Net investment income (loss)	$4,016,121	$11,826,884
Net realized gain (loss)	144,031,803	44,140,640
Net change in unrealized appreciation (depreciation)	131,621,474	276,752,935
Net increase (decrease) in net assets resulting from operations	279,669,398	332,720,459

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(31,466,690)
Open Shares	—	(474,468)
R6 Shares	—	(35,269)
Net decrease in net assets resulting from distributions	—	(31,976,427)

Capital stock transactions
Net proceeds from sales
Institutional Shares	186,796,224	832,814,325
Open Shares	2,846,043	7,487,780
R6 Shares	3,026	39,699
Net proceeds from reinvestment of distributions
Institutional Shares	—	29,424,137
Open Shares	—	465,481
R6 Shares	—	35,269
Cost of shares redeemed
Institutional Shares	(472,952,105)	(496,523,782)
Open Shares	(6,142,127)	(21,891,108)
R6 Shares	—	(133,537)
Net increase (decrease) in net assets from capital stock transactions	(289,448,939)	351,718,264
Total increase (decrease) in net assets	(9,779,541)	652,462,296
Net assets at beginning of period	1,972,902,259	1,320,439,963
Net assets at end of period	$1,963,122,718	$1,972,902,259

The accompanying notes are an integral part of these financial statements.

182   Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

$187,238	$378,730	$(61,430)	$302,781
1,467,385	3,423,426	13,603,798	(4,631,410)
8,178,185	4,304,928	3,733,205	9,989,695
9,832,808	8,107,084	17,275,573	5,661,066

—	(1,576,592)	—	(689,524)
—	(62,169)	—	(79,756)
—	(978,148)	—	(4,077)
—	(2,616,909)	—	(773,357)

3,170,115	1,198,572	16,736,452	41,076,855
6,901	49,836	820,334	1,508,700
13,698,569	11,195,761	106,771	710,287

—	1,575,875	—	684,306
—	61,322	—	73,301
—	978,148	—	4,077

(1,609,651)	(7,184,723)	(20,467,429)	(62,404,831)
(30,086)	(68,642)	(1,403,589)	(5,586,777)
(4,230,127)	(4,575,266)	(88,958)	(75,526)
11,005,721	3,230,883	(4,296,419)	(24,009,608)
20,838,529	8,721,058	12,979,154	(19,121,899)
53,107,751	44,386,693	103,632,413	122,754,312
$73,946,280	$53,107,751	$116,611,567	$103,632,413

Semi-Annual Report   183

	Lazard US Equity Concentrated Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	107,284,843	75,485,283
Shares sold	9,627,098	61,909,549
Shares issued to shareholders from reinvestment of distributions	—	1,653,980
Shares redeemed	(24,856,511)	(31,763,969)
Net increase (decrease)	(15,229,413)	31,799,560
Shares outstanding at end of period	92,055,430	107,284,843

Open Shares
Shares outstanding at beginning of period	1,888,783	2,759,073
Shares sold	144,992	471,205
Shares issued to shareholders from reinvestment of distributions	—	25,961
Shares redeemed	(316,181)	(1,367,456)
Net increase (decrease)	(171,189)	(870,290)
Shares outstanding at end of period	1,717,594	1,888,783

R6 Shares†
Shares outstanding at beginning of period	120,303	123,837
Shares sold	156	2,646
Shares issued to shareholders from reinvestment of distributions	—	1,978
Shares redeemed	—	(8,158)
Net increase (decrease)	156	(3,534)
Shares outstanding at end of period	120,459	120,303

†	The inception date for the US Small-Mid Cap Equity R6 Shares was January 8, 2020.

The accompanying notes are an integral part of these financial statements.

184   Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

2,323,580	2,714,562	6,377,893	7,925,745
218,076	100,582	1,030,614	3,732,653
—	122,119	—	56,694
(113,644)	(613,683)	(1,273,832)	(5,337,199)
104,432	(390,982)	(243,218)	(1,547,852)
2,428,012	2,323,580	6,134,675	6,377,893

95,597	92,372	827,420	1,164,098
491	4,311	56,182	138,148
—	4,733	—	6,598
(2,082)	(5,819)	(94,636)	(481,424)
(1,591)	3,225	(38,454)	(336,678)
94,006	95,597	788,966	827,420

1,550,718	881,361	47,409	—
959,257	1,003,398	6,363	53,236
—	75,523	—	338
(296,811)	(409,564)	(5,406)	(6,165)
662,446	669,357	957	47,409
2,213,164	1,550,718	48,366	47,409

Semi-Annual Report   185

	Lazard US Sustainable Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020 (a)

Increase in Net Assets

Operations
Net investment income (loss)	$31,525	$30,063
Net realized gain (loss)	158,663	61,946
Net change in unrealized appreciation (depreciation)	1,549,094	1,719,335
Net increase (decrease) in net assets resulting from operations	1,739,282	1,811,344

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(62,973)
Open Shares	—	(393)
Net decrease in net assets resulting from distributions	—	(63,366)

Capital stock transactions
Net proceeds from sales
Institutional Shares	—	9,704,139
Open Shares	264,507	105,500
Net proceeds from reinvestment of distributions
Institutional Shares	—	62,973
Open Shares	—	393
Cost of shares redeemed
Institutional Shares	—	(3,004)
Open Shares	(26,666)	—
Net increase (decrease) in net assets from capital stock transactions	237,841	9,870,001
Total increase (decrease) in net assets	1,977,123	11,617,979
Net assets at beginning of period	11,617,979	—
Net assets at end of period	$13,595,102	$11,617,979

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	942,026	—
Shares sold	—	937,041
Shares issued to shareholders from reinvestment
of distributions	—	5,235
Shares redeemed	—	(250)
Net increase (decrease)	—	942,026
Shares outstanding at end of period	942,026	942,026

Open Shares
Shares outstanding at beginning of period	10,495	—
Shares sold	20,984	10,462
Shares issued to shareholders from reinvestment of distributions	—	33
Shares redeemed	(1,974)	—
Net increase (decrease)	19,010	10,495
Shares outstanding at end of period	29,505	10,495

(a)	The Portfolio commenced operations on June 30, 2020

The accompanying notes are an integral part of these financial statements.

186   Semi-Annual Report

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Institutional Shares
Net asset value, beginning of period	$17.31	$14.55	$11.42	$14.48	$10.28	$9.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.04	0.08	0.11	0.03	0.05	^
Net realized and unrealized gain (loss)	0.43	2.76	3.13	(3.08)	4.20	1.29
Total from investment operations	0.46	2.80	3.21	(2.97)	4.23	1.34
Less distributions from:
Net investment income	—	(0.04)	(0.08)	(0.09)	(0.03)	(0.10)
Total distributions	—	(0.04)	(0.08)	(0.09)	(0.03)	(0.10)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$17.77	$17.31	$14.55	$11.42	$14.48	$10.28

Total Return (c)	2.66%	19.33%	28.17%	-20.58%	41.15%	14.8	1%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$208,233	$190,689	$226,067	$215,120	$268,730	$189,035
Ratios to average net assets (d):
Net expenses	1.15%	1.17%	1.16%	1.14%	1.18%	1.21	%^
Gross expenses	1.15%	1.21%	1.16%	1.14%	1.18%	1.23%
Net investment income (loss)	0.36%	0.33%	0.63%	0.83%	0.24%	0.48	%^
Portfolio turnover rate	15%	57%	55%	63%	46%	56%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   187

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$17.21	$14.51	$11.36	$14.45	$10.28	$9.05
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.01	0.05	0.06	(0.02)	0.01 ^
Net realized and unrealized gain (loss)	0.43	2.73	3.11	(3.06)	4.19	1.28
Total from investment operations	0.44	2.74	3.16	(3.00)	4.17	1.29
Less distributions from:
Net investment income	—	(0.04)	(0.01)	(0.09)	—	(0.06)
Total distributions	—	(0.04)	(0.01)	(0.09)	—	(0.06)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$17.65	$17.21	$14.51	$11.36	$14.45	$10.28

Total Return (c)	2.56%	18.97%	27.79%	-20.83%#	40.56%	14.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,030	$9,914	$9,341	$7,263	$12,569	$7,272
Ratios to average net assets (d):
Net expenses	1.40%	1.44%	1.46%	1.51%	1.58%	1.60%^
Gross expenses	1.46%	1.53%	1.55%	1.51%	1.58%	1.65%
Net investment income (loss)	0.10%	0.04%	0.36%	0.42%	-0.17%	0.06%^
Portfolio turnover rate	15%	57%	55%	63%	46%	56%

The accompanying notes are an integral part of these financial statements.

188   Semi-Annual Report

†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. For Institutional Shares, the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open Shares, the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.07% impact on the total return of the Portfolio’s Open Shares.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   189

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$13.12	$11.79	$9.89	$12.30	$8.83	$8.60
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.20	0.16	0.11	0.08
Net realized and unrealized gain (loss)	0.41	1.33	1.93	(2.39)	3.45	0.22
Total from investment operations	0.46	1.41	2.13	(2.23)	3.56	0.30
Less distributions from:
Net investment income	—	(0.08)	(0.23)	(0.18)	(0.09)	(0.07)
Total distributions	—	(0.08)	(0.23)	(0.18)	(0.09)	(0.07)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$13.58	$13.12	$11.79	$9.89	$12.30	$8.83
Total Return (c)	3.51%	11.98%	21.59%	-18.12%	40.35%	3.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$191,000	$209,503	$197,213	$207,955	$230,343	$122,995
Ratios to average net assets (d):
Net expenses	1.15%	1.20%	1.18%	1.18%	1.20%	1.30%
Gross expenses	1.15%	1.20%	1.18%	1.18%	1.20%	1.31%
Net investment income (loss)	0.78%	0.70%	1.83%	1.44%	0.98%	0.89%
Portfolio turnover rate	14%	23%	19%	30%	15%	62%

The accompanying notes are an integral part of these financial statements.

190   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.09	$11.76	$9.87	$12.27	$8.81	$8.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.04	0.16	0.11	0.06	0.07
Net realized and unrealized gain (loss)	0.41	1.33	1.92	(2.37)	3.45	0.20
Total from investment operations	0.44	1.37	2.08	(2.26)	3.51	0.27
Less distributions from:
Net investment income	—	(0.04)	(0.19)	(0.14)	(0.05)	(0.04)
Total distributions	—	(0.04)	(0.19)	(0.14)	(0.05)	(0.04)
Net asset value, end of period	$13.53	$13.09	$11.76	$9.87	$12.27	$8.81
Total Return (c)	3.36%	11.66%	21.08%	-18.43%	39.80%	3.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,388	$2,544	$2,425	$1,853	$1,828	$729
Ratios to average net assets (d):
Net expenses	1.50%	1.50%	1.55%	1.58%	1.60%	1.60%
Gross expenses	1.54%	1.62%	1.90%	2.00%	2.45%	2.14%
Net investment income (loss)	0.49%	0.35%	1.48%	1.00%	0.56%	0.85%
Portfolio turnover rate	14%	23%	19%	30%	15%	62%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   191

Selected data for a share	Six Months			For the Period
of capital stock outstanding	Ended	Year Ended		4/6/18* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18

R6 Shares
Net asset value, beginning of period	$13.13	$11.80	$9.89	$12.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.07	0.20	0.14
Net realized and unrealized gain (loss)	0.42	1.34	1.94	(2.28)
Total from investment operations	0.47	1.41	2.14	(2.14)
Less distributions from:
Net investment income	—	(0.08)	(0.23)	(0.18)
Total distributions	—	(0.08)	(0.23)	(0.18)
Net asset value, end of period	$13.60	$13.13	$11.80	$9.89
Total Return (c)	3.58%	11.97%	21.69%	-17.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$548	$544	$597	$494
Ratios to average net assets (d):
Net expenses	1.15%	1.20%	1.18%	1.16%
Gross expenses	1.68%	1.87%	3.23%	7.68%
Net investment income (loss)	0.80%	0.63%	1.80%	1.71%
Portfolio turnover rate	14%	23%	19%	30%

†	Unaudited
*	The inception date for the R6 Shares was April 6, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

192   Semi-Annual Report

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$13.79	$11.84	$10.03	$12.27	$8.71	$8.06
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.10	0.24	0.19	0.12	0.12
Net realized and unrealized gain (loss)	1.39	1.97	1.80	(2.19)	3.58	0.67
Total from investment operations	1.51	2.07	2.04	(2.00)	3.70	0.79
Less distributions from:
Net investment income	—	(0.10)	(0.23)	(0.22)	(0.13)	(0.13)
Net realized gains	—	(0.02)	—	— (b)	—	—
Return of capital	—	—	—	(0.02)	(0.01)	(0.01)
Total distributions	—	(0.12)	(0.23)	(0.24)	(0.14)	(0.14)
Net asset value, end of period	$15.30	$13.79	$11.84	$10.03	$12.27	$8.71
Total Return (c)	10.95%	17.50%	20.34%	-16.23%	42.52%	9.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,046	$27,898	$9,190	$3,107	$4,191	$2,896
Ratios to average net assets (d):
Net expenses	0.97%	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	1.18%	1.97%	3.19%	5.60%	6.29%	9.57%
Net investment income (loss)	1.66%	0.87%	2.15%	1.59%	1.15%	1.41%
Portfolio turnover rate	48%	91%	59%	61%	52%	57%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   193

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.79	$11.85	$10.04	$12.27	$8.71	$8.06
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.09	0.21	0.16	0.08	0.09
Net realized and unrealized gain (loss)	1.47	1.93	1.79	(2.18)	3.58	0.68
Total from investment operations	1.49	2.02	2.00	(2.02)	3.66	0.77
Less distributions from:
Net investment income	—	(0.06)	(0.19)	(0.19)	(0.09)	(0.11)
Net realized gains	—	(0.02)	—	— (b)	—	—
Return of capital	—	—	—	(0.02)	(0.01)	(0.01)
Total distributions	—	(0.08)	(0.19)	(0.21)	(0.10)	(0.12)
Net asset value, end of period	$15.28	$13.79	$11.85	$10.04	$12.27	$8.71
Total Return (c)	10.80%	17.10%	19.97%	-16.40%	42.09%	9.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,018	$876	$1,162	$476	$356	$120
Ratios to average net assets (d):
Net expenses	1.30%	1.35%	1.38%	1.40%	1.40%	1.40%
Gross expenses	1.79%	2.68%	4.32%	8.09%	12.17%	20.02%
Net investment income (loss)	0.25%	0.76%	1.87%	1.35%	0.72%	1.06%
Portfolio turnover rate	48%	91%	59%	61%	52%	57%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

194   Semi-Annual Report

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$18.03	$18.48	$16.06	$20.02	$15.96	$13.44
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.37	0.42	0.39	0.33	0.24	^
Net realized and unrealized gain (loss)	1.73	(0.44)	2.45	(4.01)	4.13	2.52
Total from investment operations	1.96	(0.07)	2.87	(3.62)	4.46	2.76
Less distributions from:
Net investment income	—	(0.38)	(0.45)	(0.34)	(0.40)	(0.24)
Total distributions	—	(0.38)	(0.45)	(0.34)	(0.40)	(0.24)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$19.99	$18.03	$18.48	$16.06	$20.02	$15.96
Total Return (c)	10.87%	-0.10%	18.04%	-18.09%	28.02%	20.52	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,767,682	$3,923,878	$6,645,429	$7,573,861	$11,285,358	$9,311,693
Ratios to average net assets (d):
Net expenses	1.10%	1.09%	1.08%	1.07%	1.08%	1.09	%^
Gross expenses	1.10%	1.09%	1.08%	1.07%	1.08%	1.09%
Net investment income (loss)	2.38%	2.36%	2.42%	2.12%	1.82%	1.59	%^
Portfolio turnover rate	19%	39%	20%	16%	14%	12%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   195

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$18.58	$19.03	$16.53	$20.60	$16.41	$13.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.34	0.39	0.35	0.29	0.21	^
Net realized and unrealized gain (loss)	1.78	(0.45)	2.52	(4.12)	4.25	2.58
Total from investment operations	1.99	(0.11)	2.91	(3.77)	4.54	2.79
Less distributions from:
Net investment income	—	(0.34)	(0.41)	(0.30)	(0.35)	(0.20)
Total distributions	—	(0.34)	(0.41)	(0.30)	(0.35)	(0.20)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$20.57	$18.58	$19.03	$16.53	$20.60	$16.41
Total Return (c)	10.71%	-0.34%	17.73%	-18.32%	27.73%	20.17	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$419,010	$421,990	$969,347	$1,004,569	$1,515,715	$1,287,552
Ratios to average net assets (d):
Net expenses	1.35%	1.34%	1.34%	1.32%	1.34%	1.35	%^
Gross expenses	1.35%	1.34%	1.34%	1.32%	1.34%	1.35%
Net investment income (loss)	2.14%	2.08%	2.19%	1.85%	1.55%	1.35	%^
Portfolio turnover rate	19%	39%	20%	16%	14%	12%

The accompanying notes are an integral part of these financial statements.

196   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$18.04	$18.47	$16.06	$20.02	$15.96	$13.44
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.40	0.40	0.40	0.35	0.23	^
Net realized and unrealized gain (loss)	1.73	(0.45)	2.46	(4.02)	4.11	2.53
Total from investment operations	1.96	(0.05)	2.86	(3.62)	4.46	2.76
Less distributions from:
Net investment income	—	(0.38)	(0.45)	(0.34)	(0.40)	(0.24)
Total distributions	—	(0.38)	(0.45)	(0.34)	(0.40)	(0.24)
Net asset value, end of period	$20.00	$18.04	$18.47	$16.06	$20.02	$15.96
Total Return (c)	10.86%	0.01%	17.98%	-18.09%	28.02%	20.52	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,699	$23,631	$184,337	$232,507	$372,568	$197,959
Ratios to average net assets (d):
Net expenses	1.10%	1.08%	1.08%	1.07%	1.08%	1.09	%^
Gross expenses	1.11%	1.09%	1.08%	1.07%	1.08%	1.10%
Net investment income (loss)	2.41%	2.52%	2.30%	2.15%	1.91%	1.54	%^
Portfolio turnover rate	19%	39%	20%	16%	14%	12%

†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period.
The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   197

LAZARD EMERGING MARKETS STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$13.80	$12.18	$10.02	$12.93	$9.60	$8.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.13	0.13	0.17	0.10	0.08	^
Net realized and unrealized gain (loss)	0.59	1.66	2.29	(2.89)	3.35	1.04
Total from investment operations	0.65	1.79	2.42	(2.72)	3.45	1.12
Less distributions from:
Net investment income	—	(0.17)	(0.26)	(0.19)	(0.12)	(0.05)
Total distributions	—	(0.17)	(0.26)	(0.19)	(0.12)	(0.05)
Redemption fees	—	—	—	—	—	—	(b	)
Net asset value, end of period	$14.45	$13.80	$12.18	$10.02	$12.93	$9.60
Total Return (c)	4.71%	14.74%	24.21%	-21.05%	35.98%	13.12%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,807	$74,406	$96,399	$291,404	$385,492	$282,473
Ratios to average net assets (d):
Net expenses	1.20%	1.22%	1.26%	1.15%	1.21%	1.25%		^
Gross expenses	1.41%	1.46%	1.26%	1.15%	1.21%	1.26%
Net investment income (loss)	0.83%	1.18%	1.16%	1.39%	0.90%	0.88%		^
Portfolio turnover rate	78%	53%	56%	61%	57%	47%

The accompanying notes are an integral part of these financial statements.

198   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.85	$12.23	$10.03	$12.95	$9.62	$8.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.10	0.14	0.12	0.06	0.05	^
Net realized and unrealized gain (loss)	0.59	1.65	2.29	(2.89)	3.34	1.04
Total from investment operations	0.63	1.75	2.43	(2.77)	3.40	1.09
Less distributions from:
Net investment income	—	(0.13)	(0.23)	(0.15)	(0.07)	(0.02)
Return of capital	—	—	—	—	—	—	(b	)
Total distributions	—	(0.13)	(0.23)	(0.15)	(0.07)	(0.02)
Redemption fees	—	—	—	—	—	—	(b	)
Net asset value, end of period	$14.48	$13.85	$12.23	$10.03	$12.95	$9.62
Total Return (c)	4.55%	14.39%	24.21%	-21.39%	35.38%	12.74%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,371	$4,019	$5,977	$6,200	$9,728	$6,804
Ratios to average net assets (d):
Net expenses	1.45%	1.48%	1.52%	1.53%	1.60%	1.60%		^
Gross expenses	1.77%	1.83%	1.77%	1.53%	1.61%	1.89%
Net investment income (loss)	0.53%	0.88%	1.27%	1.01%	0.50%	0.54%		^
Portfolio turnover rate	78%	53%	56%	61%	57%	47%
†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   199

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 9/29/17* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17

Institutional Shares
Net asset value, beginning of period	$10.17	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.10	0.19	0.20	0.03
Net realized and unrealized gain (loss)	1.61	0.02	1.73	(0.75)	0.40
Total from investment operations	1.72	0.12	1.92	(0.55)	0.43
Less distributions from:
Net investment income	—	(0.07)	(0.15)	(0.21)	(0.03)
Net realized gains	—	(0.05)	(0.44)	(0.78)	(0.02)
Total distributions	—	(0.12)	(0.59)	(0.99)	(0.05)
Net asset value, end of period	$11.89	$10.17	$10.17	$8.84	$10.38
Total Return (b)	16.91%	1.15%	21.70%	-5.10%	4.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,277	$91,720	$39,878	$8,341	$5,566
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.99%	1.11%	1.36%	3.42%	3.21%
Net investment income (loss)	1.96%	1.09%	1.95%	1.94%	1.26%
Portfolio turnover rate	36%	79%	95%	97%	10%

The accompanying notes are an integral part of these financial statements.

200   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 9/29/17* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17

Open Shares
Net asset value, beginning of period	$10.17	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.09	0.16	0.19	0.03
Net realized and unrealized gain (loss)	1.61	— (d)	1.73	(0.77)	0.39
Total from investment operations	1.71	0.09	1.89	(0.58)	0.42
Less distributions from:
Net investment income	—	(0.04)	(0.12)	(0.18)	(0.02)
Net realized gains	—	(0.05)	(0.44)	(0.78)	(0.02)
Total distributions	—	(0.09)	(0.56)	(0.96)	(0.04)
Net asset value, end of period	$11.88	$10.17	$10.17	$8.84	$10.38
Total Return (b)	16.81%	0.90%	21.40%	-5.34%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162	$129	$312	$190	$111
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.18%	1.20%	1.20%
Gross expenses	4.57%	3.64%	5.78%	10.19%	23.62%
Net investment income (loss)	1.76%	1.00%	1.64%	1.75%	1.14%
Portfolio turnover rate	36%	79%	95%	97%	10%
†	Unaudited
*	The Portfolio commenced operations on September 29, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   201

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$16.32	$14.56	$11.72	$13.04	$10.53	$10.33
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.07	0.11	0.09	0.07	0.09
Net realized and unrealized gain (loss)	1.95	2.24	2.84	(1.02)	2.93	0.18
Total from investment operations	2.00	2.31	2.95	(0.93)	3.00	0.27
Less distributions from:
Net investment income	—	(0.05)	(0.10)	(0.06)	(0.10)	(0.07)
Net realized gains	—	(0.50)	—	(0.32)	(0.39)	—
Return of capital	—	—	(0.01)	(0.01)	—	—
Total distributions	—	(0.55)	(0.11)	(0.39)	(0.49)	(0.07)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$18.32	$16.32	$14.56	$11.72	$13.04	$10.53
Total Return (c)	12.25%	15.97%	25.20%	-7.12%	28.52%	2.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,196	$92,418	$82,057	$65,382	$58,201	$31,197
Ratios to average net assets (d):
Net expenses	0.85%	0.90%	1.01%	1.05%	1.05%	1.07%
Gross expenses	0.85%	0.95%	1.08%	1.08%	1.30%	1.75%
Net investment income (loss)	0.61%	0.46%	0.85%	0.70%	0.60%	0.86%
Portfolio turnover rate	12%	90%	25%	34%	34%	40%

The accompanying notes are an integral part of these financial statements.

202   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$16.33	$14.57	$11.73	$13.04	$10.54	$10.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.05	0.08	0.05	0.04	0.06
Net realized and unrealized gain (loss)	1.94	2.22	2.83	(1.01)	2.91	0.18
Total from investment operations	1.97	2.27	2.91	(0.96)	2.95	0.24
Less distributions from:
Net investment income	—	(0.01)	(0.07)	(0.02)	(0.06)	(0.04)
Net realized gains	—	(0.50)	—	(0.32)	(0.39)	—
Return of capital	—	—	— (b)	(0.01)	—	—
Total distributions	—	(0.51)	(0.07)	(0.35)	(0.45)	(0.04)
Net asset value, end of period	$18.30	$16.33	$14.57	$11.73	$13.04	$10.54
Total Return (c)	12.06%	15.67%	24.82%	-7.33%	28.01%	2.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,388	$1,158	$933	$763	$711	$515
Ratios to average net assets (d):
Net expenses	1.15%	1.15%	1.30%	1.35%	1.35%	1.37%
Gross expenses	1.46%	1.74%	2.36%	2.80%	3.70%	5.38%
Net investment income (loss)	0.30%	0.35%	0.56%	0.41%	0.32%	0.56%
Portfolio turnover rate	12%	90%	25%	34%	34%	40%
†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   203

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$14.65	$15.78	$13.51	$15.99	$14.17	$13.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26 *	0.27	0.40	0.41	0.39	0.31	^
Net realized and unrealized gain (loss)	1.00	(1.02)	2.57	(0.96)	2.54	0.92
Total from investment operations	1.26	(0.75)	2.97	(0.55)	2.93	1.23
Less distributions from:
Net investment income	(0.05)	(0.04)	(0.70)	(0.72)	(0.29)	(0.34)
Net realized gains	—	(0.27)	—	(1.21)	(0.82)	(0.14)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.05)	(0.38)	(0.70)	(1.93)	(1.11)	(0.48)
Redemption fees	—	—	—	—	—	—	(b	)
Net asset value, end of period	$15.86	$14.65	$15.78	$13.51	$15.99	$14.17
Total Return (c)	8.57%*	–4.48%	22.26%	–3.68%	20.73%	9.30%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,187,495	$7,289,680	$7,277,512	$4,924,359	$4,778,042	$2,931,161
Ratios to average net assets (d):
Net expenses	0.95%	0.96%	0.95%	0.95%	0.95%	0.96%		^
Gross expenses	0.95%	0.96%	0.95%	0.95%	0.95%	0.96%
Net investment income (loss)	3.48%*	1.87%	2.63%	2.65%	2.44%	2.29%		^
Portfolio turnover rate	9%	42%	33%	49%	33%	35%

The accompanying notes are an integral part of these financial statements.

204   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$14.66	$15.79	$13.52	$16.01	$14.20	$13.45
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24 *	0.23	0.36	0.37	0.35	0.29	^
Net realized and unrealized gain (loss)	1.00	(1.01)	2.57	(0.97)	2.55	0.91
Total from investment operations	1.24	(0.78)	2.93	(0.60)	2.90	1.20
Less distributions from:
Net investment income	(0.03)	(0.03)	(0.66)	(0.68)	(0.27)	(0.31)
Net realized gains	—	(0.25)	—	(1.21)	(0.82)	(0.14)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.03)	(0.35)	(0.66)	(1.89)	(1.09)	(0.45)
Redemption fees	—	—	—	—	—	—	(b	)
Net asset value, end of period	$15.87	$14.66	$15.79	$13.52	$16.01	$14.20
Total Return (c)	8.43%*	–4.68%	21.94%	–3.98%	20.47%	9.01%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$298,584	$307,757	$448,387	$426,749	$633,243	$462,613
Ratios to average net assets (d):
Net expenses	1.21%	1.21%	1.20%	1.20%	1.21%	1.22%		^
Gross expenses	1.21%	1.21%	1.20%	1.20%	1.21%	1.22%
Net investment income (loss)	3.14%*	1.57%	2.39%	2.36%	2.16%	2.09%		^
Portfolio turnover rate	9%	42%	33%	49%	33%	35%
†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
*	Includes $0.04 of refunds received as a result European Union dividend withholding tax reclaims filings. There was a 0.27% impact on the total return of the Portfolio. There was a 0.53% impact to the Institutional Share Class and a 0.52% impact to the Open Share Class on the net investment income (loss) ratio of the Portfolio. Refer to Note 2b in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   205

LAZARD GLOBAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Institutional Shares
Net asset value, beginning of period	$12.12	$10.30	$8.20	$11.55	$47.95	$48.35
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.02	0.10	0.05	0.40	0.35
Net realized and unrealized gain (loss)	1.23	2.17	2.30	(0.90)	11.20	(0.40)
Total from investment operations	1.26	2.19	2.40	(0.85)	11.60	(0.05)
Less distributions from:
Net investment income	—	(0.01)	(0.10)	(0.05)	(1.00)	(0.35)
Net realized gains	—	(0.36)	(0.20)	(2.45)	(47.00)	—
Total distributions	—	(0.37)	(0.30)	(2.50)	(48.00)	(0.35)
Net asset value, end of period	$13.38	$12.12	$10.30	$8.20	$11.55	$47.95
Total Return (b)	10.40%	21.48%	29.19%	–9.16%	24.20%	–0.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,005	$4,076	$3,185	$2,505	$2,750	$19,816
Ratios to average net assets (c):
Net expenses	0.95%	0.97%	1.00%	1.05%	1.10%	1.10%
Gross expenses	2.44%	5.74%	6.07%	6.41%	2.06%	2.03%
Net investment income (loss)	0.44%	0.23%	1.01%	0.60%	0.76%	0.76%
Portfolio turnover rate	26%	59%	49%	46%	65%	67%

The accompanying notes are an integral part of these financial statements.

206   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Open Shares
Net asset value, beginning of period	$12.02	$10.25	$8.15	$11.50	$47.95	$48.35
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	— (d)	0.05	0.05	0.15	0.20
Net realized and unrealized gain (loss)	1.23	2.13	2.30	(0.95)	11.25	(0.40)
Total from investment operations	1.27	2.13	2.35	(0.90)	11.40	(0.20)
Less distributions from:
Net investment income	—	— (d)	(0.05)	— (d)	(0.85)	(0.20)
Net realized gains	—	(0.36)	(0.20)	(2.45)	(47.00)	—
Total distributions	—	(0.36)	(0.25)	(2.45)	(47.85)	(0.20)
Net asset value, end of period	$13.29	$12.02	$10.25	$8.15	$11.50	$47.95
Total Return (b)	10.57%	20.96%	29.01%	–9.39%	23.72%	–0.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$228	$184	$144	$131	$149	$114
Ratios to average net assets (c):
Net expenses	0.62%	1.22%	1.29%	1.35%	1.41%	1.40%
Gross expenses	4.99%	8.76%	13.26%	14.05%	12.33%	13.31%
Net investment income (loss)	0.63%	–0.01%	0.72%	0.29%	0.34%	0.39%
Portfolio turnover rate	26%	59%	49%	46%	65%	67%
†	Unaudited.
*	On December 17, 2020, the Fund effected a 1:5 reverse share split. All per share data prior to December 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   207

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$10.32	$9.99	$8.70	$10.92	$8.91	$9.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.20	0.22	0.24	0.19	0.18
Net realized and unrealized gain (loss)	1.06	0.33	1.29	(2.01)	2.03	(0.28)
Total from investment operations	1.23	0.53	1.51	(1.77)	2.22	(0.10)
Less distributions from:
Net investment income	—	(0.20)	(0.22)	(0.33)	(0.21)	(0.20)
Net realized gains	—	—	—	(0.12)	—	—
Total distributions	—	(0.20)	(0.22)	(0.45)	(0.21)	(0.20)
Net asset value, end of period	$11.55	$10.32	$9.99	$8.70	$10.92	$8.91
Total Return (b)	11.92%	5.41%	17.37%	–16.26%	24.98%	–1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,768	$2,472	$2,408	$2,051	$2,508	$1,969
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	6.49%	8.57%	8.40%	7.60%	8.91%	13.12%
Net investment income (loss)	3.08%	2.24%	2.30%	2.29%	1.89%	2.08%
Portfolio turnover rate	52%	109%	66%	72%	88%	92%

The accompanying notes are an integral part of these financial statements.

208   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$10.32	$9.99	$8.70	$10.92	$8.91	$9.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.18	0.19	0.21	0.16	0.15
Net realized and unrealized gain (loss)	1.06	0.33	1.29	(2.01)	2.03	(0.28)
Total from investment operations	1.22	0.51	1.48	(1.80)	2.19	(0.13)
Less distributions from:
Net investment income	—	(0.18)	(0.19)	(0.30)	(0.18)	(0.17)
Net realized gains	—	—	—	(0.12)	—	—
Total distributions	—	(0.18)	(0.19)	(0.42)	(0.18)	(0.17)
Net asset value, end of period	$11.54	$10.32	$9.99	$8.70	$10.92	$8.91
Total Return (b)	11.82%	5.14%	17.03%	–16.52%	24.60%	–1.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$133	$119	$113	$97	$116	$93
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.18%	1.20%	1.20%	1.20%
Gross expenses	10.09%	12.55%	17.72%	17.67%	20.85%	25.85%
Net investment income (loss)	2.82%	1.99%	2.02%	1.99%	1.58%	1.74%
Portfolio turnover rate	52%	109%	66%	72%	88%	92%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   209

LAZARD INTERNATIONAL EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$10.01	$10.30	$8.34	$10.43	$8.54	$8.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.09	0.19	0.14	0.13	0.14
Net realized and unrealized gain (loss)	0.54	(0.05)	1.94	(1.84)	1.86	0.25
Total from investment operations	0.58	0.04	2.13	(1.70)	1.99	0.39
Less distributions from:
Net investment income	—	(0.33)	(0.17)	(0.17)	(0.10)	(0.12)
Net realized gains	—	—	—	(0.22)	—	—
Total distributions	—	(0.33)	(0.17)	(0.39)	(0.10)	(0.12)
Net asset value, end of period	$10.59	$10.01	$10.30	$8.34	$10.43	$8.54
Total Return (b)	5.79%	0.47%	25.56%	–16.20%	23.29%	4.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,971	$13,648	$97,815	$49,105	$69,440	$15,473
Ratios to average net assets (c):
Net expenses	0.91%	0.94%	0.95%	1.00%	1.05%	1.05%
Gross expenses	2.82%	1.17%	1.05%	1.13%	1.34%	2.29%
Net investment income (loss)	0.86%	0.95%	2.00%	1.45%	1.35%	1.64%
Portfolio turnover rate	37%	93%	72%	76%	81%	92%

The accompanying notes are an integral part of these financial statements.

210   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$10.04	$10.32	$8.35	$10.45	$8.56	$8.29
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.07	0.18	0.09	0.10	0.11
Net realized and unrealized gain (loss)	0.52	(0.05)	1.93	(1.82)	1.86	0.26
Total from investment operations	0.58	0.02	2.11	(1.73)	1.96	0.37
Less distributions from:
Net investment income	—	(0.30)	(0.14)	(0.15)	(0.07)	(0.10)
Net realized gains	—	—	—	(0.22)	—	—
Total distributions	—	(0.30)	(0.14)	(0.37)	(0.07)	(0.10)
Net asset value, end of period	$10.62	$10.04	$10.32	$8.35	$10.45	$8.56
Total Return (b)	5.78%	0.33%	25.28%	–16.47%	22.87%	4.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$394	$413	$430	$399	$220	$114
Ratios to average net assets (c):
Net expenses	1.16%	1.02%	1.24%	1.29%	1.35%	1.35%
Gross expenses	5.42%	2.54%	3.67%	5.24%	8.15%	11.98%
Net investment income (loss)	1.23%	0.76%	1.87%	0.96%	1.04%	1.32%
Portfolio turnover rate	37%	93%	72%	76%	81%	92%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   211

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$20.02		$18.61	$15.68	$19.61	$16.20	$17.08
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	*	0.21	0.37	0.37	0.26	0.27^
Net realized and unrealized gain (loss)	0.76		1.41	2.95	(3.06)	3.43	(0.98)
Total from investment operations	1.09		1.62	3.32	(2.69)	3.69	(0.71)
Less distributions from:
Net investment income	—		(0.21)	(0.39)	(0.42)	(0.28)	(0.17)
Net realized gains	—		—	—	(0.82)	—	—
Total distributions	—		(0.21)	(0.39)	(1.24)	(0.28)	(0.17)
Redemption fees	—		—	—	—	—	— (b)
Net asset value, end of period	$21.11		$20.02	$18.61	$15.68	$19.61	$16.20
Total Return (c)	5.44	%*	8.76%	21.19%	–13.61%#	22.81%	–4.18%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,574,140		$2,812,450	$2,495,021	$2,102,735	$2,835,262	$1,511,516
Ratios to average net assets (d):
Net expenses	0.82%		0.82%	0.82%	0.81%	0.81%	0.82%^
Gross expenses	0.82%		0.82%	0.82%	0.81%	0.81%	0.84%
Net investment income (loss)	3.19	%*	1.21%	2.13%	1.94%	1.44%	1.62%^
Portfolio turnover rate	20%		38%	37%	36%	31%	25%

The accompanying notes are an integral part of these financial statements.

212   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$20.26		$18.84	$15.87	$19.83	$16.38	$17.23
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.31	*	0.17	0.33	0.32	0.30	0.13^
Net realized and unrealized gain (loss)	0.77		1.41	2.98	(3.08)	3.38	(0.90)
Total from investment operations	1.08		1.58	3.31	(2.76)	3.68	(0.77)
Less distributions from:
Net investment income	—		(0.16)	(0.34)	(0.38)	(0.23)	(0.08)
Net realized gains	—		—	—	(0.82)	—	—
Total distributions	—		(0.16)	(0.34)	(1.20)	(0.23)	(0.08)
Redemption fees	—		—	—	—	—	— (b)
Net asset value, end of period	$21.34		$20.26	$18.84	$15.87	$19.83	$16.38
Total Return (c)	5.33	%*	8.43%	20.89%	–13.83%#	22.50%	–4.46%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,149		$120,781	$257,308	$227,483	$275,014	$1,073,486
Ratios to average net assets (d):
Net expenses	1.08%		1.08%	1.07%	1.06%	1.06%	1.07%^
Gross expenses	1.08%		1.08%	1.07%	1.06%	1.06%	1.10%
Net investment income (loss)	2.94	%*	0.97%	1.84%	1.67%	1.69%	0.80%^
Portfolio turnover rate	20%		38%	37%	36%	31%	25%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   213

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$19.99		$18.58	$15.66	$19.59	$16.18	$17.07
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.32	*	0.21	0.38	0.36	0.31	0.31^
Net realized and unrealized gain (loss)	0.77		1.41	2.93	(3.05)	3.38	(1.02)
Total from investment operations	1.09		1.62	3.31	(2.69)	3.69	(0.71)
Less distributions from:
Net investment income	—		(0.21)	(0.39)	(0.42)	(0.28)	(0.18)
Net realized gains	—		—	—	(0.82)	—	—
Total distributions	—		(0.21)	(0.39)	(1.24)	(0.28)	(0.18)
Net asset value, end of period	$21.08		$19.99	$18.58	$15.66	$19.59	$16.18
Total Return (c)	5.45	%*	8.79%	21.17%	–13.62%#	22.85%	–4.17%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$114,497		$129,419	$107,574	$106,516	$693,744	$79,119
Ratios to average net assets (d):
Net expenses	0.80%		0.81%	0.80%	0.80%	0.80%	0.80%^
Gross expenses	0.82%		0.83%	0.82%	0.81%	0.81%	0.86%
Net investment income (loss)	3.14	%*	1.21%	2.19%	1.84%	1.68%	1.88%^
Portfolio turnover rate	20%		38%	37%	36%	31%	25%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.02%, 0.03% and 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional, Open and R6 Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represent a realized gain and were recorded in the period received. There was a 0.16%, 0.16% and 0.33% impact on the total return of the Portfolio’s Institutional, Open and R6 Shares, respectively.
*	Includes $0.05 of refunds in the Institutional and Open Share Class and $0.04 refund in the R6 Share Class received as a result European Union dividend withholding tax reclaims filings. There was a 0.25% impact on the total return of the Portfolio. There was a 0.45% impact to the Institutional Share Class and a 0.46% impact to the Open and R6 Share Class on the net investment income (loss) ratio of the Portfolio. Refer to Note 2b in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

214   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$11.53	$10.75	$9.13	$11.02	$8.65	$8.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.11	0.23	0.18	0.13	0.12
Net realized and unrealized gain (loss)	0.41	0.78	1.62	(1.82)	2.31	(0.17)
Total from investment operations	0.55	0.89	1.85	(1.64)	2.44	(0.05)
Less distributions from:
Net investment income	—	(0.11)	(0.23)	(0.25)	(0.07)	(0.10)
Total distributions	—	(0.11)	(0.23)	(0.25)	(0.07)	(0.10)
Net asset value, end of period	$12.08	$11.53	$10.75	$9.13	$11.02	$8.65
Total Return (b)	4.77%	8.33%	20.32%	–14.90%	28.31%	–0.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84,947	$92,121	$93,586	$74,582	$53,929	$28,299
Ratios to average net assets (c):
Net expenses	0.89%	0.90%	0.97%	1.05%	1.05%	1.05%
Gross expenses	0.89%	0.95%	0.99%	1.05%	1.31%	1.79%
Net investment income (loss)	2.41%	1.10%	2.29%	1.73%	1.27%	1.36%
Portfolio turnover rate	19%	34%	42%	32%	30%	42%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   215

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$11.58	$10.80	$9.17	$11.03	$8.66	$8.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.08	0.19	0.15	0.10	0.10
Net realized and unrealized gain (loss)	0.41	0.78	1.64	(1.82)	2.31	(0.19)
Total from investment operations	0.54	0.86	1.83	(1.67)	2.41	(0.09)
Less distributions from:
Net investment income	—	(0.08)	(0.20)	(0.19)	(0.04)	(0.07)
Total distributions	—	(0.08)	(0.20)	(0.19)	(0.04)	(0.07)
Net asset value, end of period	$12.12	$11.58	$10.80	$9.17	$11.03	$8.66
Total Return (b)	4.66%	8.02%	19.97%	–15.16%	27.89%	–1.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,471	$2,868	$2,502	$1,502	$2,831	$2,092
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.28%	1.35%	1.35%	1.35%
Gross expenses	1.30%	1.38%	1.74%	1.83%	2.07%	2.59%
Net investment income (loss)	2.17%	0.80%	1.87%	1.42%	1.01%	1.13%
Portfolio turnover rate	19%	34%	42%	32%	30%	42%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

216   Semi-Annual Report

LAZARD INTERNATIONAL EQUITY VALUE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 10/31/18* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18

Institutional Shares
Net asset value, beginning of period	$9.36	$9.95	$9.14	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.15	0.28	0.01
Net realized and unrealized gain (loss)	0.75	(0.54)	1.01	(0.86)
Total from investment operations	0.88	(0.39)	1.29	(0.85)
Less distributions from:
Net investment income	—	(0.20)	(0.48)	(0.01)
Total distributions	—	(0.20)	(0.48)	(0.01)
Net asset value, end of period	$10.24	$9.36	$9.95	$9.14
Total Return (b)(c)	9.40%	–3.81%	14.14%	–8.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,141	$2,711	$13,132	$22,945
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	0.95%	0.95%
Gross expenses	5.26%	6.59%	2.01%	1.34%
Net investment income (loss)	2.55%	1.75%	2.87%	0.72%
Portfolio turnover rate	30%	86%	104%	37%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   217

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 10/31/18* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18

Open Shares
Net asset value, beginning of period	$9.36	$9.95	$9.13	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.15	0.21	— (e)
Net realized and unrealized gain (loss)	0.77	(0.56)	1.06	(0.86)
Total from investment operations	0.88	(0.41)	1.27	(0.86)
Less distributions from:
Net investment income	—	(0.18)	(0.45)	(0.01)
Total distributions	—	(0.18)	(0.45)	(0.01)
Net asset value, end of period	$10.24	$9.36	$9.95	$9.13
Total Return (b) (c)	9.40%	–4.06%	13.98%	–8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46	$40	$141	$38
Ratios to average net assets (d):
Net expenses	1.20%	1.21%	1.13%	1.20%
Gross expenses	15.58%	14.84%	15.82%	7.91%
Net investment income (loss)	2.29%	1.71%	2.15%	0.03%
Portfolio turnover rate	30%	86%	104%	37%

†	Unaudited.
*	The Portfolio commenced operations on October 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	In 2020, the Portfolio’s total return includes a payment by an affiliate of 2.83% fo Institutional Shares and 2.71% for Open Shares. Excluding this voluntary reimbursement payment, total return would have been –6.64% for Institutional Shares and –6.77% for Open Shares.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

218   Semi-Annual Report

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 12/31/18* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18

Institutional Shares
Net asset value, beginning of period	$15.59	$12.69	$9.98	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.03	0.08	—
Net realized and unrealized gain (loss)	1.56	3.01	2.95	(0.02)
Total from investment operations	1.62	3.04	3.03	(0.02)
Less distributions from:
Net investment income	—	(0.01)	(0.27)	—
Net realized gains	—	(0.13)	(0.05)	—
Total distributions	—	(0.14)	(0.32)	—
Net asset value, end of period	$17.21	$15.59	$12.69	$9.98
Total Return (b)	10.39%	23.95%	30.32%	–0.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,747	$10,473	$3,958	$149
Ratios to average net assets (c):
Net expenses	0.85%	0.85%	0.85%	0.00%
Gross expenses	1.42%	3.58%	8.16%	8.45%
Net investment income (loss)	0.71%	0.24%	0.65%	0.00%
Portfolio turnover rate	6%	12%	20%	0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   219

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 12/31/18* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18

Open Shares
Net asset value, beginning of period	$15.51	$12.65	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	(0.02)	0.07	—
Net realized and unrealized gain (loss)	1.56	3.01	2.90	— (d)
Total from investment operations	1.59	2.99	2.97	— (d)
Less distributions from:
Net investment income	—	—	(0.27)	—
Net realized gains	—	(0.13)	(0.05)	—
Total distributions	—	(0.13)	(0.32)	—
Net asset value, end of period	$17.10	$15.51	$12.65	$10.00
Total Return (b)	10.25%	23.63%	29.66%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$332	$291	$10	$1
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.10%	0.00%
Gross expenses	2.88%	9.57%	142.50%	0.40%
Net investment income (loss)	0.38%	(0.15)%	0.60%	0.00%
Portfolio turnover rate	6%	12%	20%	0%

†	Unaudited.
*	The Portfolio commenced operations on December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

220   Semi-Annual Report

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$13.50		$12.19	$9.95	$13.79	$10.10	$10.90
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	*	0.06	0.13	0.12	0.10	0.12 ^
Net realized and unrealized gain (loss)	1.55		1.53	2.42	(3.51)	3.59	(0.62)
Total from investment operations	1.61		1.59	2.55	(3.39)	3.69	(0.50)
Less distributions from:
Net investment income	—		(0.28)	(0.05)	(0.27)	—	(0.30)
Net realized gains	—		—	(0.26)	(0.18)	—	—
Total distributions	—		(0.28)	(0.31)	(0.45)	—	(0.30)
Net asset value, end of period	$15.11		$13.50	$12.19	$9.95	$13.79	$10.10
Total Return (b)	11.93	%*	13.44%	26.01%	–24.88%#	36.53%	–4.64%	^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,199		$29,374	$37,677	$35,121	$41,267	$37,049
Ratios to average net assets (c):
Net expenses	1.14%		1.15%	1.14%	1.08%	1.09%	0.96%	^
Gross expenses	1.28%		1.29%	1.15%	1.08%	1.09%	1.06%
Net investment income (loss)	0.85	%*	0.57%	1.14%	0.96%	0.85%	1.14%	^
Portfolio turnover rate	22%		50%	37%	59%	35%	63%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   221

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.50		$12.19	$9.97	$13.82	$10.15	$10.93
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	*	0.04	0.10	0.11	0.07	0.10 ^
Net realized and unrealized gain (loss)	1.54		1.52	2.43	(3.54)	3.60	(0.63)
Total from investment operations	1.59		1.56	2.53	(3.43)	3.67	(0.53)
Less distributions from:
Net investment income	—		(0.25)	(0.05)	(0.24)	—	(0.25)
Net realized gains	—		—	(0.26)	(0.18)	—	—
Total distributions	—		(0.25)	(0.31)	(0.42)	—	(0.25)
Net asset value, end of period	$15.09		$13.50	$12.19	$9.97	$13.82	$10.15
Total Return (b)	11.78	%*	13.15%	25.76%	–25.09%#	36.16%	–4.92%	^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,386		$12,581	$19,780	$20,265	$42,362	$44,523
Ratios to average net assets (c):
Net expenses	1.39%		1.40%	1.39%	1.34%	1.34%	1.21%	^
Gross expenses	1.55%		1.56%	1.43%	1.34%	1.34%	1.30%
Net investment income (loss)	0.64	%*	0.33%	0.86%	0.83%	0.61%	0.91%	^
Portfolio turnover rate	22%		50%	37%	59%	35%	63%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.10% and 0.09% impact on the total return of the Institutional and Open Shares classes, respectively, of the Portfolio. There was a 0.10% and 0.09% impact on the net expenses and net investment income (loss) ratios of the Portfolio’s Institutional and Open Shares, respectively.
#	The Portfolio received settlement proceeds from a foreign exchange trading classaction lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.46% and 0.53% impact on the total return of the Portfolio’s Institutional and Open Shares, respectively.
*	Includes $0.02 of refunds in the Institutional Share Class and $0.03 of refunds in the Open Share Class received as a result European Union dividend withholding tax reclaims filings. There was a 0.15% impact on the total return of the Portfolio. There was a 0.31% impact to the Institutional Share Class and a 0.30% impact to the Open Share Class on the net investment income (loss) ratio. Refer to Note 2b in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

222   Semi-Annual Report

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$16.83		$15.38	$12.89	$15.70	$12.44	$13.33
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26	*	0.17	0.24	0.21	0.17	0.20	^
Net realized and unrealized gain (loss)	1.00		1.45	2.53	(1.85)	3.29	(0.89)
Total from investment operations	1.26		1.62	2.77	(1.64)	3.46	(0.69)
Less distributions from:
Net investment income	—		(0.17)	(0.28)	(0.21)	(0.20)	(0.20)
Net realized gains	—		—	—	(0.96)	—	—
Total distributions	—		(0.17)	(0.28)	(1.17)	(0.20)	(0.20)
Redemption fees	—		—	—	—	—	—	(b	)
Net asset value, end of period	$18.09		$16.83	$15.38	$12.89	$15.70	$12.44
Total Return (c)	7.49	%*	10.58%	21.55%	–10.35%	27.85%	–5.17%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,904,700		$5,270,611	$5,505,271	$4,630,334	$5,911,184	$5,114,357
Ratios to average net assets (d):
Net expenses	0.80%		0.81%	0.80%	0.80%	0.80%	0.81%		^
Gross expenses	0.80%		0.81%	0.80%	0.80%	0.80%	0.81%
Net investment income (loss)	2.99	%*	1.18%	1.66%	1.36%	1.20%	1.56%		^
Portfolio turnover rate	13%		37%	36%	40%	44%	47%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   223

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$16.99		$15.52	$13.01	$15.83	$12.55	$13.44
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	*	0.14	0.21	0.17	0.14	0.18	^
Net realized and unrealized gain (loss)	1.00		1.46	2.55	(1.86)	3.30	(0.90)
Total from investment operations	1.24		1.60	2.76	(1.69)	3.44	(0.72)
Less distributions from:
Net investment income	—		(0.13)	(0.25)	(0.17)	(0.16)	(0.17)
Net realized gains	—		—	—	(0.96)	—	—
Total distributions	—		(0.13)	(0.25)	(1.13)	(0.16)	(0.17)
Redemption fees	—		—	—	—	—	—	(b	)
Net asset value, end of period	$18.23		$16.99	$15.52	$13.01	$15.83	$12.55
Total Return (c)	7.30	%*	10.34%	21.21%	–10.55%	27.44%	–5.37%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$516,631		$535,285	$682,035	$832,548	$1,216,861	$1,591,016
Ratios to average net assets (d):
Net expenses	1.05%		1.06%	1.06%	1.05%	1.06%	1.06%		^
Gross expenses	1.05%		1.06%	1.06%	1.05%	1.06%	1.06%
Net investment income (loss)	2.70	%*	0.94%	1.47%	1.10%	0.97%	1.34%		^
Portfolio turnover rate	13%		37%	36%	40%	44%	47%

The accompanying notes are an integral part of these financial statements.

224   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$16.85		$15.39	$12.90	$15.71	$12.45	$13.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26	*	0.17	0.23	0.21	0.16	0.19	^
Net realized and unrealized gain (loss)	1.00		1.46	2.54	(1.85)	3.30	(0.88)
Total from investment operations	1.26		1.63	2.77	(1.64)	3.46	(0.69)
Less distributions from:
Net investment income	—		(0.17)	(0.28)	(0.21)	(0.20)	(0.20)
Net realized gains	—		—	—	(0.96)	—	—
Total distributions	—		(0.17)	(0.28)	(1.17)	(0.20)	(0.20)
Redemption fees	—		—	—	—	—	—	(b	)
Net asset value, end of period	$18.11		$16.85	$15.39	$12.90	$15.71	$12.45
Total Return (c)	7.48	%*	10.64%	21.54%	–10.35%	27.82%	–5.17%		^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126,919		$118,678	$120,118	$97,394	$110,383	$96,284
Ratios to average net assets (d):
Net expenses	0.80%		0.81%	0.80%	0.80%	0.80%	0.81%		^
Gross expenses	0.80%		0.82%	0.81%	0.81%	0.82%	0.82%
Net investment income (loss)	2.98	%*	1.16%	1.61%	1.34%	1.15%	1.46%		^
Portfolio turnover rate	13%		37%	36%	40%	44%	47%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
*	Includes $0.06 of refunds received as a result European Union dividend withholding tax reclaims filings. There was a 0.34% impact on the total return of the Portfolio. There was a 0.66% impact to the Institutional Share Class, 0.64% impact to the Open Share Class, and 0.65% impact to the R6 Share Class on the net investment income (loss) ratio of the Portfolio. Refer to Note 2b in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   225

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$11.78	$12.66	$10.55	$11.57	$9.99	$9.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.21	0.21	0.19	0.19	0.18
Net realized and unrealized gain (loss)	1.05	(0.87)	2.08	(1.03)	1.87	0.44
Total from investment operations	1.17	(0.66)	2.29	(0.84)	2.06	0.62
Less distributions from:
Net investment income	—	(0.09)	(0.18)	(0.16)	(0.17)	(0.22)
Net realized gains	—	(0.13)	— (b)	(0.02)	(0.31)	—
Total distributions	—	(0.22)	(0.18)	(0.18)	(0.48)	(0.22)
Net asset value, end of period	$12.95	$11.78	$12.66	$10.55	$11.57	$9.99
Total Return (c)	9.93%	–5.18%	21.69%	–7.21%	20.57%	6.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,409	$25,737	$34,354	$20,709	$4,180	$2,431
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.29%	1.23%	1.36%	1.64%	6.51%	10.42%
Net investment income (loss)	1.99%	1.83%	1.72%	1.66%	1.71%	1.82%
Portfolio turnover rate	58%	138%	103%	122%	87%	91%

The accompanying notes are an integral part of these financial statements.

226   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$11.78	$12.65	$10.54	$11.56	$9.99	$9.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.19	0.17	0.15	0.16	0.15
Net realized and unrealized gain (loss)	1.03	(0.87)	2.08	(1.02)	1.85	0.44
Total from investment operations	1.14	(0.68)	2.25	(0.87)	2.01	0.59
Less distributions from:
Net investment income	—	(0.06)	(0.14)	(0.13)	(0.13)	(0.19)
Net realized gains	—	(0.13)	— (b)	(0.02)	(0.31)	—
Total distributions	—	(0.19)	(0.14)	(0.15)	(0.44)	(0.19)
Net asset value, end of period	$12.92	$11.78	$12.65	$10.54	$11.56	$9.99
Total Return (c)	9.68%	–5.34%	21.36%	–7.50%	20.11%	6.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81	$76	$231	$183	$315	$172
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.03%	1.05%	1.05%	1.05%
Gross expenses	7.09%	4.39%	5.81%	5.86%	12.07%	17.27%
Net investment income (loss)	1.76%	1.63%	1.46%	1.28%	1.42%	1.52%
Portfolio turnover rate	58%	138%	103%	122%	87%	91%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   227

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$18.05	$16.84	$12.89	$15.31	$14.16	$13.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.12	0.13	0.18	0.14	0.06	^
Net realized and unrealized gain (loss)	2.82	1.39	3.96	(1.11)	2.05	0.97
Total from investment operations	2.86	1.51	4.09	(0.93)	2.19	1.03
Less distributions from:
Net investment income	—	(0.11)	(0.14)	(0.20)	(0.14)	(0.05)
Net realized gains	—	(0.19)	—	(1.29)	(0.90)	(0.65)
Total distributions	—	(0.30)	(0.14)	(1.49)	(1.04)	(0.70)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$20.91	$18.05	$16.84	$12.89	$15.31	$14.16
Total Return (c)	15.84%	8.98%	31.72%	–6.07%	15.49%	7.37	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,924,455	$1,936,367	$1,271,509	$1,040,851	$1,508,581	$1,230,377
Ratios to average net assets (d):
Net expenses	0.75%	0.76%	0.76%	0.75%	0.75%	0.77	%^
Gross expenses	0.75%	0.76%	0.76%	0.75%	0.75%	0.77%
Net investment income (loss)	0.42%	0.72%	0.85%	1.14%	0.90%	0.39	%^
Portfolio turnover rate	11%	43%	33%	69%	86%	84%

The accompanying notes are an integral part of these financial statements.

228   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$18.19	$16.98	$12.99	$15.42	$14.25	$13.92
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.08	0.09	0.13	0.10	0.02 ^
Net realized and unrealized gain (loss)	2.83	1.38	3.99	(1.11)	2.07	0.97
Total from investment operations	2.85	1.46	4.08	(0.98)	2.17	0.99
Less distributions from:
Net investment income	—	(0.06)	(0.09)	(0.16)	(0.10)	(0.01)
Net realized gains	—	(0.19)	—	(1.29)	(0.90)	(0.65)
Total distributions	—	(0.25)	(0.09)	(1.45)	(1.00)	(0.66)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$21.04	$18.19	$16.98	$12.99	$15.42	$14.25
Total Return (c)	15.67%	8.63%	31.42%	–6.35%	15.22%	7.06%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,143	$34,358	$46,840	$50,981	$87,603	$105,619
Ratios to average net assets (d):
Net expenses	1.02%	1.02%	1.04%	1.03%	1.03%	1.03%^
Gross expenses	1.02%	1.02%	1.04%	1.03%	1.03%	1.03%
Net investment income (loss)	0.18%	0.47%	0.55%	0.85%	0.62%	0.17%^
Portfolio turnover rate	11%	43%	33%	69%	86%	84%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   229

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 11/15/16* to
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$18.09	$16.89	$12.92	$15.34	$14.18	$14.77
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.12	0.13	0.17	0.14	—	^(b)
Net realized and unrealized gain (loss)	2.83	1.38	3.98	(1.10)	2.06	0.03
Total from investment operations	2.87	1.50	4.11	(0.93)	2.20	0.03
Less distributions from:
Net investment income	—	(0.11)	(0.14)	(0.20)	(0.14)	(0.03)
Net realized gains	—	(0.19)	—	(1.29)	(0.90)	(0.59)
Total distributions	—	(0.30)	(0.14)	(1.49)	(1.04)	(0.62)
Net asset value, end of period	$20.96	$18.09	$16.89	$12.92	$15.34	$14.18
Total Return (c)	15.87%	8.90%	31.79%	–6.08%	15.52%	0.17	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,525	$2,177	$2,091	$1,900	$361	$140
Ratios to average net assets (d):
Net expenses	0.75%	0.76%	0.76%	0.75%	0.75%	0.77	%^
Gross expenses	0.88%	0.92%	1.20%	2.16%	8.34%	15.38%
Net investment income (loss)	0.45%	0.73%	0.83%	1.15%	0.91%	0.19	%^
Portfolio turnover rate	11%	43%	33%	69%	86%	84%

†	Unaudited.
*	The inception date for the R6 Shares was November 15, 2016.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

230   Semi-Annual Report

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$13.37	$12.03	$10.23	$12.43	$11.63	$10.97
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.11	0.13	0.14	0.14	0.12
Net realized and unrealized gain (loss)	2.20	1.94	3.11	(0.55)	1.94	0.94
Total from investment operations	2.24	2.05	3.24	(0.41)	2.08	1.06
Less distributions from:
Net investment income	—	(0.10)	(0.23)	(0.29)	(0.21)	(0.10)
Net realized gains	—	(0.61)	(1.21)	(1.50)	(1.07)	(0.30)
Total distributions	—	(0.71)	(1.44)	(1.79)	(1.28)	(0.40)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$15.61	$13.37	$12.03	$10.23	$12.43	$11.63
Total Return (c)	16.75%	17.29%	31.67%	–3.12%	18.17%	9.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,906	$31,075	$32,661	$60,629	$72,958	$72,151
Ratios to average net assets (d):
Net expenses	0.70%	0.70%	0.75%	0.75%	0.75%	0.75%
Gross expenses	0.92%	1.26%	0.92%	0.92%	0.95%	0.94%
Net investment income (loss)	0.62%	0.91%	1.07%	1.10%	1.10%	1.08%
Portfolio turnover rate	16%	54%	45%	62%	74%	68%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   231

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.45	$12.09	$10.28	$12.48	$11.68	$11.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.08	0.10	0.10	0.10	0.09
Net realized and unrealized gain (loss)	2.20	1.96	3.11	(0.54)	1.94	0.94
Total from investment operations	2.23	2.04	3.21	(0.44)	2.04	1.03
Less distributions from:
Net investment income	—	(0.07)	(0.19)	(0.26)	(0.17)	(0.06)
Net realized gains	—	(0.61)	(1.21)	(1.50)	(1.07)	(0.30)
Total distributions	—	(0.68)	(1.40)	(1.76)	(1.24)	(0.36)
Net asset value, end of period	$15.68	$13.45	$12.09	$10.28	$12.48	$11.68
Total Return (c)	16.58%	17.08%	31.25%	–3.40%	17.75%	9.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,474	$1,285	$1,117	$881	$1,013	$1,376
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	1.03%	1.05%	1.05%	1.05%
Gross expenses	1.40%	1.79%	2.14%	2.33%	2.30%	2.13%
Net investment income (loss)	0.37%	0.67%	0.79%	0.80%	0.79%	0.80%
Portfolio turnover rate	16%	54%	45%	62%	74%	68%

The accompanying notes are an integral part of these financial statements.

232   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

R6 Shares
Net asset value, beginning of period	$13.38	$12.04	$10.23	$12.43	$11.63	$10.96
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.11	0.13	0.14	0.14	0.14
Net realized and unrealized gain (loss)	2.20	1.94	3.12	(0.55)	1.94	0.93
Total from investment operations	2.24	2.05	3.25	(0.41)	2.08	1.07
Less distributions from:
Net investment income	—	(0.10)	(0.23)	(0.29)	(0.21)	(0.10)
Net realized gains	—	(0.61)	(1.21)	(1.50)	(1.07)	(0.30)
Total distributions	—	(0.71)	(1.44)	(1.79)	(1.28)	(0.40)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$15.62	$13.38	$12.04	$10.23	$12.43	$11.63
Total Return (c)	16.74%	17.28%	31.76%	–3.13%	18.16%	9.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,567	$20,747	$10,609	$10,056	$11,394	$13,297
Ratios to average net assets (d):
Net expenses	0.70%	0.70%	0.74%	0.75%	0.75%	0.74%
Gross expenses	0.92%	1.27%	1.00%	1.01%	1.05%	1.02%
Net investment income (loss)	0.58%	0.91%	1.09%	1.10%	1.12%	1.27%
Portfolio turnover rate	16%	54%	45%	62%	74%	68%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   233

LAZARD US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$14.42	$13.64	$10.83	$14.65	$14.50	$12.86
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.04	0.06	0.05	0.06	0.11	^
Net realized and unrealized gain (loss)	2.47	0.82	3.19	(2.00)	1.95	1.96
Total from investment operations	2.46	0.86	3.25	(1.95)	2.01	2.07
Less distributions from:
Net investment income	—	(0.02)	(0.03)	(0.04)	(0.09)	(0.09)
Net realized gains	—	(0.06)	(0.41)	(1.83)	(1.77)	(0.34)
Total distributions	—	(0.08)	(0.44)	(1.87)	(1.86)	(0.43)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$16.88	$14.42	$13.64	$10.83	$14.65	$14.50
Total Return (c)	17.06%	6.44%	30.00%	–13.27%	14.12%	16.28	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,573	$91,984	$108,112	$113,677	$176,975	$189,593
Ratios to average net assets (d):
Net expenses	0.96%	0.98%	0.92%	0.87%	0.87%	0.86	%^
Gross expenses	0.96%	0.98%	0.92%	0.87%	0.87%	0.90%
Net investment income (loss)	(0.08)%	0.31%	0.46%	0.35%	0.39%	0.84	%^
Portfolio turnover rate	41%	80%	90%	81%	79%	91%

The accompanying notes are an integral part of these financial statements.

234   Semi-Annual Report

Selected data for a
share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/21†	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$13.25	$12.58		$10.03	$13.72	$13.68	$12.16
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.03)	—	(b)	0.01	0.01	0.01	0.06	^
Net realized and unrealized gain (loss)	2.27	0.75		2.95	(1.87)	1.84	1.85
Total from investment operations	2.24	0.75		2.96	(1.86)	1.85	1.91
Less distributions from:
Net investment income	—	(0.02)		—	— (b)	(0.04)	(0.05)
Net realized gains	—	(0.06)		(0.41)	(1.83)	(1.77)	(0.34)
Total distributions	—	(0.08)		(0.41)	(1.83)	(1.81)	(0.39)
Redemption fees	—	—		—	—	—	—	(b)
Net asset value, end of period	$15.49	$13.25		$12.58	$10.03	$13.72	$13.68
Total Return (c)	16.91%	6.10%		29.51%	–13.49%	13.82%	15.92	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,222	$10,965		$14,643	$13,726	$25,973	$30,332
Ratios to average net assets (d):
Net expenses	1.25%	1.28%		1.25%	1.18%	1.17%	1.16	%^
Gross expenses	1.25%	1.28%		1.25%	1.18%	1.17%	1.20%
Net investment income (loss)	(0.37)%	—	%(e)	0.11%	0.04%	0.09%	0.51	%^
Portfolio turnover rate	41%	80%		90%	81%	79%	91%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   235

Selected data for a
share of capital stock	Six Months	For the Period
outstanding	Ended	1/8/20*
throughout each period	6/30/21†	to 12/31/20

R6 Shares
Net asset value, beginning of period	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.04
Net realized and unrealized gain (loss)	2.47	0.84
Total from investment operations	2.46	0.88
Less distributions from:
Net investment income	—	(0.02)
Net realized gains	—	(0.06)
Total distributions	—	(0.08)
Net asset value, end of period	$16.88	$14.42
Total Return (c)	17.06%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$817	$684
Ratios to average net assets (d):
Net expenses	0.96%	0.96%
Gross expenses	3.99%	1.65%
Net investment income (loss)	(0.07)%	0.34%
Portfolio turnover rate	41%	80%

†	Unaudited
*	The inception date for the R6 shares was January 8, 2020.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The impact on the net investment income per share amount was $0.01 per share. There was a 0.08% impact on the total return of the Institutional Shares class of the Portfolio. There was a 0.04% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.

236   Semi-Annual Report

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months	For the Period
outstanding	Ended	6/30/20*
throughout each period	6/30/21†	to 12/31/20

Institutional Shares
Net asset value, beginning of period	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.04
Net realized and unrealized gain (loss)	1.76	2.23
Total from investment operations	1.79	2.27
Less distributions from:
Net investment income	—	(0.04)
Net realized gains	—	(0.03)
Total distributions	—	(0.07)
Net asset value, end of period	$13.99	$12.20
Total Return (b)	14.67%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,182	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%
Gross expenses	2.68%	2.49%
Net investment income (loss)	0.51%	0.65%
Portfolio turnover rate	6%	5%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   237

Selected data for a
share of capital stock	Six Months	For the Period
outstanding	Ended	6/30/20*
throughout each period	6/30/21†	to 12/31/20

Open Shares
Net asset value, beginning of period	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.02
Net realized and unrealized gain (loss)	1.76	2.23
Total from investment operations	1.78	2.25
Less distributions from:
Net investment income	—	(0.01)
Net realized gains	—	(0.03)
Total distributions	—	(0.04)
Net asset value, end of period	$13.99	$12.21
Total Return (b)	14.58%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$413	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%
Gross expenses	3.10%	5.31%
Net investment income (loss)	0.25%	0.43%
Portfolio turnover rate	6%	5%

†	Unaudited
*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

238   Semi-Annual Report

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2021 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2021, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Emerging Markets Strategic Equity Portfolio (“Emerging Markets Strategic Equity”, which was formerly the Lazard Emerging Markets Equity Blend Portfolio), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard Global Strategic Equity Portfolio (“Global Strategic Equity”), Lazard International Equity Advantage Portfolio (“International Equity Advantage”), Lazard International Equity Concentrated Portfolio (“International Equity Concentrated”), Lazard International Equity Portfolio(“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Equity Value Portfolio (“International Equity Value”), Lazard International Small Cap Equity Portfolio(“International Small Cap Equity”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard Managed Equity Volatility Portfolio (“Managed Equity Volatility”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity”), and Lazard US Sustainable Equity Portfolio (“US Sustainable Equity” which commenced operations on June 30, 2020) Portfolios. The financial statements of the other eight Portfolios are presented separately.

The Portfolios, other than Equity Franchise, International Equity Concentrated, International Equity Value, US Equity Concentrated

Semi-Annual Report   239

and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the

240   Semi-Annual Report

“NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”). The fair value of non-US equity securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Semi-Annual Report   241

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

242   Semi-Annual Report

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2021, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2020, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains. with no expiration date as follows:

Semi-Annual Report   243

Portfolio	Short-Term	Long-Term

Developing Markets Equity	$52,510,008	$61,511,199
Emerging Markets Core Equity	6,634,677	19,272,369
Emerging Markets Equity	213,155,187	1,246,135,039
Emerging Markets Strategic Equity	11,817,368	42,655,514
International Equity Advantage	142,059	132,843
International Equity Concentrated	9,174,498	2,079,978
International Equity	59,029,777	3,993,533
International Equity Select	1,599,031	1,956,530
International Equity Value	900,479	—
International Small Cap Equity	1,090,853	—
International Strategic Equity	68,654,545	—
Managed Equity Volatility	1,476,490	—
US Small-Mid Cap Equity	4,135,115	—

During the year ended December 31, 2020, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

Emerging Markets Equity Advantage	$184,175
Global Equity Select	1,427,271
Global Listed Infrastructure	9,760,289
International Equity Value Portfolio	3,029
International Small Cap Equity Portfolio	431,493
US Equity Concentrated Portfolio	1,193,025

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2020, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Global Listed Infrastructure	$—	$186,822,571
International Equity Advantage	—	602
International Quality Growth	—	105

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreci-

244   Semi-Annual Report

ation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Developing Markets Equity	$158,652,960	$65,544,993	$5,089,987	$60,455,006
Emerging Markets Core Equity	123,395,974	75,085,612	4,558,579	70,527,033
Emerging Markets Equity Advantage	67,433,170	8,123,255	1,679,105	6,444,150
Emerging Markets Equity	3,277,672,599	1,094,207,800	121,348,818	972,858,982
Emerging Markets Strategic Equity	68,635,957	12,651,983	3,545,827	9,106,156
Equity Franchise	84,155,364	19,262,322	40,326	19,221,996
Global Equity Select	73,594,630	35,189,430	424,766	34,764,664
Global Listed Infrastructure	7,666,335,515	1,204,810,642	458,866,547	745,944,095
Global Strategic Equity	15,795,329	1,684,297	170,914	1,513,383
International Equity Advantage	2,499,423	475,574	40,505	435,069
International Equity Concentrated	2,049,821	349,555	39,534	310,021
International Equity	2,240,555,917	600,489,758	36,550,907	563,938,851
International Equity Select	70,190,391	18,911,206	1,860,789	17,050,417
International Equity Value	2,816,104	469,751	58,618	411,133
International Quality Growth	24,747,417	4,753,569	381,796	4,371,773
International Small Cap Equity	30,384,251	10,514,466	394,558	10,119,908
International Strategic Equity	4,877,578,633	1,692,444,997	53,794,513	1,638,650,484
Managed Equity Volatility	25,259,017	2,698,224	467,472	2,230,752
US Equity Concentrated	1,263,050,403	700,503,577	1,186,571	699,317,006
US Equity Focus	49,503,675	24,563,543	—	24,563,543
US Small-Mid Cap Equity	84,807,973	29,503,157	525,732	28,977,425
US Sustainable Equity	10,316,570	3,279,342	10,913	3,268,429

Semi-Annual Report   245

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid monthly during any particular year, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The US Equity Focus, US Equity Concentrated, Global Equity Select, and Equity Franchise Portfolio, intend, on their 2020 tax returns, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

246   Semi-Annual Report

REIT distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment companies, expiring capital loss carryovers, certain expenses, foreign capital gains taxes, distributions in excess of current earnings, equalization, non-REIT non-taxable dividend adjustment to income, distributions redesignations, adjustments in relation to merger, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses

Semi-Annual Report   247

(other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Redemption Fee—Until August 15, 2016, the Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the

248   Semi-Annual Report

Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75	(a)
Emerging Markets Equity	1.00
Emerging Markets Strategic Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
Global Strategic Equity	0.75
International Equity Advantage	0.65
International Equity Concentrated	0.80
International Equity	0.75
International Equity Select	0.65
International Equity Value	0.80
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
Managed Equity Volatility	0.60
US Equity Concentrated	0.70
US Equity Focus	0.55
US Small-Mid Cap Equity	0.75
US Sustainable Equity	0.60

(a)	From January 1, 2021 to March 31, 2021, the annual rate was 0.85%.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until April 30, 2022 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio(s), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A) fees and expenses related to filing foreign tax reclaims and extraordinary expenses on behalf of the Portfolio, exceed the applicable percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct

Semi-Annual Report   249

from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares		R6 Shares

Developing Markets Equity	1.15%	1.40%		N/A	%
Emerging Markets Core Equity	1.25	1.50		1.20
Emerging Markets Equity Advantage	0.90	1.15		N/A	(a)
Emerging Markets Equity	1.20	1.45		N/A
Emerging Markets Strategic Equity	1.15	1.40		1.10	(b)
Equity Franchise	0.95	1.20		N/A
Global Equity Select	0.90	1.15		N/A
Global Listed Infrastructure	1.20	1.45		N/A	(c)
Global Strategic Equity	0.95	1.20		N/A
International Equity Advantage	0.90	1.15		N/A
International Equity Concentrated	0.90	1.15		N/A
International Equity	0.85	1.10		0.80
International Equity Select	0.90	1.15		N/A	(d)
International Equity Value	0.95	1.20		N/A
International Quality Growth	0.85	1.10	(c)	N/A
International Small Cap Equity	1.13	1.38		N/A
International Strategic Equity	1.05	1.30		1.00
Managed Equity Volatility	0.75	1.00		N/A
US Equity Concentrated	0.90	1.15		0.85	(e)
US Equity Focus	0.70	0.95		0.70
US Small-Mid Cap Equity	1.15	1.40		1.10
US Sustainable Equity	0.75	1.00		N/A	(f)

(a)	From January 1, 2021 to March 31, 2021, annual rates were 1.10% and 1.35% respectively.
(b)	From January 1, 2021 to June 23, 2021, annual rates were 1.20%, 1.45% and 1.15% respectively.
(c)	This agreement will continue in effect until April 30, 2031.
(d)	This agreement will continue in effect until April 30, 2022 and from April 30, 2022 to April 30, 2031 at levels of 1.15%, 1.40% and 1.10% respectively.
(e)	This agreement will continue in effect until April 30, 2022 and from April 30, 2022 to April 30, 2031 at levels of 1.10%, 1.35% and 1.05% respectively.
(f)	This agreement will continue in effect until June 30, 2022.

In addition, until April 30, 2022, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Invest-

250   Semi-Annual Report

ment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2021, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
	Management	Expenses	Management	Expenses
Portfolio	Fees Waived	Reimbursed	Fees Waived	Reimbursed

Developing Markets Equity	$4,579	$—	$2,964	$—
Emerging Markets Core Equity	—	—	456	—
Emerging Markets Equity Advantage	54,580	—	4,645	—
Emerging Markets Strategic Equity	77,740	—	6,344	—
Equity Franchise	17,666	—	540	1,737
Global Equity Select	—	—	1,927	—
Global Strategic Equity	37,640	37,190	730	3,520
International Equity Advantage	8,553	65,023	411	5,243
International Equity Concentrated	33,194	45,990	1,540	6,655
International Equity Select	—	—	2,108	—
International Equity Value	11,937	52,339	177	3,006
International Quality Growth	68,446	—	1,216	1,665
International Small Cap Equity	18,391	—	10,084	—
Managed Equity Volatility	69,910	—	232	2,119
US Equity Focus	36,734	—	3,049	—
US Sustainable Equity	36,644	81,387	948	2,360

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Emerging Markets Core Equity	$1,502	$—
Emerging Markets Equity	1,220	—
International Equity	12,460	—
International Strategic Equity	2,542	—
US Equity Concentrated	1,516	—
US Equity Focus	29,894	—
US Small-Mid Cap Equity	2,883	8,761

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

Semi-Annual Report   251

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other things, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For 2021, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex is: (1) an annual retainer of $237,000, (2) an additional annual fee of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an

252   Semi-Annual Report

“interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses for attending Board and Committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2021 were as follows:

Portfolio	Purchases	Sales

Developing Markets Equity	$45,586,730	$32,249,499
Emerging Markets Core Equity	28,362,905	53,462,892
Emerging Markets Equity Advantage	65,747,461	25,777,875
Emerging Markets Equity	799,091,494	1,334,360,363
Emerging Markets Strategic Equity	58,795,370	61,450,862
Equity Franchise	33,579,001	33,847,760
Global Equity Select	15,045,817	11,919,156
Global Listed Infrastructure	1,203,684,768	646,511,136
Global Strategic Equity	14,616,060	2,582,904
International Equity Advantage	1,455,348	1,418,174
International Equity Concentrated	3,193,093	15,760,183
International Equity	570,621,574	982,873,214
International Equity Select	16,745,549	26,580,708
International Equity Value	1,194,025	910,433
International Quality Growth	17,325,641	1,428,216
International Small Cap Equity	8,832,485	14,539,769
International Strategic Equity	980,855,571	806,493,590
Managed Equity Volatility	14,910,648	16,177,292
US Equity Concentrated	210,261,315	453,814,314
US Equity Focus	20,345,110	9,878,128
US Small-Mid Cap Equity	44,684,316	50,449,393
US Sustainable Equity	997,878	721,628

Semi-Annual Report   253

For the period ended June 30, 2021, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2021, the Investment Manager owned 92.14%, 82.51%, 70.23% and 51.74% of the outstanding shares of the International Equity Advantage, International Equity Value, International Quality Growth and US Sustainable Equity Portfolios, respectively.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended June 30, 2021 were as follows:

	Value at	Purchase	Sales	Realized
Issue	December 31, 2020	cost	proceeds	gain (loss)

Global Listed Infrastructure
Atlas Arteria Ltd	$245,363,263	$—	$—	$—
Pennon Group Plc	279,091,668	—		—
SES SA	194,564,135	—		—
Total Securities	$719,019,066	$—	$—	$—

	Change in unrealized		Shares at	Values at
	appreciation	Dividend	June 30,	June 30,
Issue	(depreciation)	income	2021	2021

Atlas Arteria Ltd	$(11,668,946)	$4,836,503	48,907,421	$233,694,317
Pennon Group Plc	57,632,907	1,990,935	21,423,608	336,724,575
SES SA	(37,347,021)	8,421,914	20,569,089	157,217,114
Total Securities	$8,616,940	$15,249,352	90,900,118	$727,636,006

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on

254   Semi-Annual Report

borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2021, the following Portfolios had borrowings under the Agreement as follows:

			Weighted	Number
	Average	Maximum	Average	of Days
	Daily Loan	Daily Loan	Interest	Borrowings
Portfolio	Balance*	Outstanding	Rate	were Outstanding

Emerging Markets Core Equity	$1,550,588	$8,300,000	1.19%	17
Emerging Markets Equity Advantage	1,148,415	3,300,000	1.19	41
Emerging Markets Equity	5,165,000	6,125,000	1.19	2
Emerging Markets Strategic Equity	3,863,333	10,340,000	1.20	3
Equity Franchise	301,000	301,000	1.17	1
Global Strategic Equity	730,000	730,000	1.19	1
International Equity Concentrated	237,778	780,000	1.19	18
International Equity	16,930,000	16,930,000	1.20	4
International Equity Select	1,736,667	4,510,000	1.20	3
International Quality Growth	115,000	115,000	1.20	1
International Small Cap Equity	275,833	780,000	1.20	6
Managed Equity Volatility	305,000	305,000	1.20	4
US Equity Concentrated	12,765,000	23,190,000	1.20	2
US Equity Focus	265,000	265,000	1.20	1

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

Semi-Annual Report   255

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

256   Semi-Annual Report

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses,

Semi-Annual Report   257

perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contacts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all of a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Specific risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Certain Portfolios may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain

258   Semi-Annual Report

Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

Semi-Annual Report   259

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Sustainable Investing Risk—An investment strategy focused on (a) the financial sustainability of a company as a business-a company whose financial productivity is likely to be supported or enhanced in the future as a result of the move toward a more sustainable world (such as by considering the nature of the products and/or services that the company provides, from the perspective of environmental and social factors that impact financial productivity)-and (b) how the company counters potential risks arising as a result of environmental and social concerns that may be material to the particular companies or the industries or sectors in which they operate (collectively, “Sustainable Companies”) may cause the Investment Manager to forgo investments that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

260   Semi-Annual Report

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of other types of stocks traded on national exchanges, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, and the Portfolio generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from

Semi-Annual Report   261

the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. A Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the US Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available. New Rule 12d1-4 under the 1940 Act will allow the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. The aforementioned exemptive orders will be rescinded effective January 19, 2022, and by such date the Portfolio will have to comply with the requirements of Rule 12d1-4 in order to rely on its exemptions from the requirements of Section 12.

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(p) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses,

262   Semi-Annual Report

including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best informa-

Semi-Annual Report   263

tion available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

264   Semi-Annual Report

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2021:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$9,736,078	$—	$—	$9,736,078
Canada	4,126,563	—	—	4,126,563
China	25,226,712	34,361,744	—	59,588,456
Colombia	3,826,080	—	—	3,826,080
Hong Kong	—	2,972,320	—	2,972,320
India	11,611,292	11,599,113	—	23,210,405
Indonesia	—	5,591,015	—	5,591,015
Macau	—	3,198,732	—	3,198,732
Mexico	5,408,753	—	—	5,408,753
Peru	1,362,124	—	—	1,362,124
Philippines	—	4,442,571	—	4,442,571
Poland	—	2,417,097	—	2,417,097
Russia	2,768,589	11,076,685	—	13,845,274
South Africa	—	9,928,807	—	9,928,807
South Korea	—	30,632,513	—	30,632,513
Taiwan	3,072,377	29,872,253	—	32,944,630
Preferred Stocks*
Brazil	4,361,772	—	—	4,361,772
Short-Term Investments	1,514,776	—	—	1,514,776
Total	$73,015,116	$146,092,850	$—	$219,107,966

Semi-Annual Report   265

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Emerging Markets Core Equity Portfolio
Common Stocks*
Argentina	$1,665,277	$—	$—	$1,665,277
Brazil	13,327,378	—	—	13,327,378
Canada	1,371,183	—	—	1,371,183
China	21,434,485	43,926,630	—	65,361,115
Hong Kong	—	3,258,341	—	3,258,341
India	8,773,949	10,744,920	—	19,518,869
Indonesia	834,057	1,259,705	—	2,093,762
Mexico	5,939,338	—	—	5,939,338
Philippines	—	1,572,620	—	1,572,620
Poland	—	3,731,744	—	3,731,744
Russia	2,260,649	7,968,571	—	10,229,220
South Africa	—	4,321,023	—	4,321,023
South Korea	—	27,831,800	—	27,831,800
Taiwan	21,321,431	3,930,888	—	25,252,319
United Kingdom	2,471,040	1,728,286	—	4,199,326
United States	1,946,094	—	—	1,946,094
Preferred Stocks*
Brazil	1,286,465	—	—	1,286,465
Short-Term Investments	1,017,133	—	—	1,017,133
Total	$83,648,479	$110,274,528	$—	$193,923,007

266   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Brazil	$2,500,408	$—	$—	$2,500,408
China	6,732,523	19,991,593	—	26,724,116
Greece	—	462,012	—	462,012
Hong Kong	—	455,174	—	455,174
Hungary	—	447,182	—	447,182
India	4,647,217	1,163,532	—	5,810,749
Indonesia	355,020	494,083	—	849,103
Malaysia	—	1,281,420	—	1,281,420
Mexico	1,649,981	—	—	1,649,981
Philippines	—	366,448	—	366,448
Poland	—	1,321,029	—	1,321,029
Russia	109,238	1,912,265	—	2,021,503
Saudi Arabia	—	1,964,357	—	1,964,357
South Africa	—	1,613,622	—	1,613,622
South Korea	—	11,047,697	—	11,047,697
Taiwan	134,930	11,365,811	—	11,500,741
Thailand	274,228	1,379,006	—	1,653,234
Turkey	—	639,164	—	639,164
United States	738,224	—	—	738,224
Preferred Stocks*
Brazil	124,622	—	—	124,622
Warrants	3,780	—	—	3,780
Short-Term Investments	702,754	—	—	702,754
Total	$17,972,925	$55,904,395	$—	$73,877,320

Semi-Annual Report   267

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$323,007,507	$—	$—	$323,007,507
China	—	702,169,476	—	702,169,476
Egypt	—	39,031,962	—	39,031,962
Greece	—	30,296,468	—	30,296,468
Hong Kong	—	37,863,909	—	37,863,909
Hungary	—	99,527,911	—	99,527,911
India	21,286,626	361,452,739	—	382,739,365
Indonesia	56,832,782	89,321,766	—	146,154,548
Mexico	219,392,933	—	—	219,392,933
Portugal	—	40,796,624	—	40,796,624
Russia	67,345,563	361,559,962	—	428,905,525
South Africa	—	272,312,215	—	272,312,215
South Korea	—	625,720,052	—	625,720,052
Taiwan	—	365,917,131	—	365,917,131
Thailand	61,686,178	34,853,743	—	96,539,921
United Kingdom	—	120,219,154	—	120,219,154
Exchange-Traded Funds	215,637,481	—	—	215,637,481
Short-Term Investments	104,299,399	—	—	104,299,399
Total	$1,069,488,469	$3,181,043,112	$—	$4,250,531,581

Emerging Markets Strategic Equity Portfolio
Common Stocks*
Brazil	$3,341,952	$—	$—	$3,341,952
China	8,322,885	17,202,228	—	25,525,113
Egypt	—	487,033	—	487,033
Greece	—	441,154	—	441,154
Hong Kong	—	1,758,149	—	1,758,149
Hungary	—	137,745	—	137,745
India	—	9,725,020	—	9,725,020
Indonesia	524,609	1,251,268	—	1,775,877
Mexico	2,801,027	—	—	2,801,027
Russia	1,403,772	3,642,685	—	5,046,457
South Africa	—	2,706,802	—	2,706,802
South Korea	—	9,276,786	—	9,276,786
Taiwan	—	8,679,172	—	8,679,172
Thailand	428,518	589,516	—	1,018,034
United Kingdom	—	2,928,049	—	2,928,049
United States	1,254,378	—	—	1,254,378
Short-Term Investments	839,365	—	—	839,365
Total	$18,916,506	$58,825,607	$—	$77,742,113

268   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Equity Franchise Portfolio
Common Stocks*
Australia	$—	$2,074,183	$—	$2,074,183
France	—	7,478,871	—	7,478,871
Germany	—	5,313,490	—	5,313,490
Italy	—	8,621,652	—	8,621,652
Luxembourg	—	3,735,780	—	3,735,780
Spain	—	4,692,531	—	4,692,531
United Kingdom	—	10,306,091	—	10,306,091
United States	58,528,052	—	—	58,528,052
Short-Term Investments	2,626,710	—	—	2,626,710
Total	$61,154,762	$42,222,598	$—	$103,377,360

Global Equity Select Portfolio
Common Stocks*
Canada	$7,318,852	$—	$—	$7,318,852
China	2,010,178	2,280,870	—	4,291,048
Denmark	—	2,099,978	—	2,099,978
France	—	2,689,869	—	2,689,869
Germany	—	2,120,852	—	2,120,852
Hong Kong	—	4,058,410	—	4,058,410
India	1,603,302	—	—	1,603,302
Japan	—	4,549,812	—	4,549,812
Netherlands	1,535,700	2,922,760	—	4,458,460
South Korea	—	1,378,579	—	1,378,579
Spain	—	1,020,282	—	1,020,282
Sweden	—	2,515,368	—	2,515,368
Switzerland	—	4,789,091	—	4,789,091
Taiwan	2,361,384	—	—	2,361,384
United Kingdom	1,264,287	8,125,054	—	9,389,341
United States	50,502,966	—	—	50,502,966
Preferred Stocks*
Brazil	1,096,435	—	—	1,096,435
Short-Term Investments	2,115,265	—	—	2,115,265
Total	$69,808,369	$38,550,925	$—	$108,359,294

Semi-Annual Report   269

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$783,160,200	$—	$783,160,200
Canada	67,326,215	—	—	67,326,215
France	—	517,933,085	—	517,933,085
Hong Kong	—	327,676,460	—	327,676,460
Italy	—	1,909,645,625	—	1,909,645,625
Luxembourg	—	157,217,114	—	157,217,114
Portugal	—	59,562,600	—	59,562,600
Spain	—	698,785,650	—	698,785,650
United Kingdom	—	1,756,814,575	—	1,756,814,575
United States	1,184,937,504	—	—	1,184,937,504
Short-Term Investments	855,339,114	—	—	855,339,114
Other Financial Instruments†
Forward Currency Contracts	—	93,901,596	—	93,901,596
Total	$2,107,602,833	$6,304,696,905	$—	$8,412,299,738

Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(20,128)	$—	$(20,128)

270   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Global Strategic Equity Portfolio
Common Stocks*
Brazil	$194,205	$—	$—	$194,205
Canada	411,658	—	—	411,658
China	349,241	240,701	—	589,942
Denmark	—	288,781	—	288,781
France	—	522,971	—	522,971
Germany	—	1,064,234	—	1,064,234
Greece	—	173,666	—	173,666
Hong Kong	—	261,002	—	261,002
India	257,675	—	—	257,675
Israel	121,412	—	—	121,412
Italy	—	199,326	—	199,326
Japan	—	921,559	—	921,559
Netherlands	—	246,618	—	246,618
Poland	—	173,182	—	173,182
Portugal	—	157,033	—	157,033
South Korea	—	199,353	—	199,353
Spain	—	298,436	—	298,436
Switzerland	—	494,846	—	494,846
United Kingdom	—	1,488,304	—	1,488,304
United States	8,840,542	—	—	8,840,542
Preferred Stocks*
Germany	—	254,788	—	254,788
Short-Term Investments	149,179	—	—	149,179
Total	$10,323,912	$6,984,800	$—	$17,308,712

Semi-Annual Report   271

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$188,615	$—	$188,615
Austria	—	5,297	—	5,297
Belgium	—	31,224	—	31,224
China	—	41,650	—	41,650
Denmark	—	107,168	—	107,168
Finland	—	55,782	—	55,782
France	—	297,303	—	297,303
Germany	—	297,263	—	297,263
Hong Kong	—	70,996	—	70,996
Israel	—	8,964	—	8,964
Italy	—	61,053	—	61,053
Japan	78,670	585,910	—	664,580
Malta	—	12,559	—	12,559
Netherlands	—	190,886	—	190,886
Norway	—	4,477	—	4,477
Singapore	—	28,580	—	28,580
South Africa	—	2,687	—	2,687
Spain	—	28,847	—	28,847
Sweden	—	103,031	—	103,031
Switzerland	—	280,993	—	280,993
United Kingdom	—	374,271	—	374,271
United States	21,498	35,640	—	57,138
Short-Term Investments	21,128	—	—	21,128
Total	$121,296	$2,813,196	$—	$2,934,492

272   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Concentrated Portfolio
Common Stocks*
Brazil	$84,186	$—	$—	$84,186
Canada	209,174	—	—	209,174
China	32,300	198,000	—	230,300
France	—	290,577	—	290,577
Germany	—	60,375	—	60,375
Hong Kong	—	66,141	—	66,141
India	83,825	—	—	83,825
Japan	—	246,229	—	246,229
Luxembourg	—	69,224	—	69,224
Mexico	157,161	—	—	157,161
Russia	—	39,937	—	39,937
South Korea	—	127,511	—	127,511
United Kingdom	52,973	224,017	—	276,990
United States	143,416	—	—	143,416
Preferred Stocks*
Brazil	71,338	—	—	71,338
Germany	—	88,774	—	88,774
Short-Term Investments	114,684	—	—	114,684
Total	$949,057	$1,410,785	$—	$2,359,842

Semi-Annual Report   273

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Portfolio
Common Stocks*
Canada	$103,952,952	$—	$—	$103,952,952
China	33,956,556	50,568,934	—	84,525,490
Denmark	—	110,110,155	—	110,110,155
Finland	—	58,894,329	—	58,894,329
France	—	371,424,879	—	371,424,879
Germany	—	249,361,851	—	249,361,851
Hong Kong	—	26,611,677	—	26,611,677
India	—	25,106,588	—	25,106,588
Ireland	37,715,622	—	—	37,715,622
Israel	—	34,319,655	—	34,319,655
Italy	—	54,978,183	—	54,978,183
Japan	—	460,089,615	—	460,089,615
Mexico	21,785,397	—	—	21,785,397
Netherlands	—	143,647,115	—	143,647,115
Norway	—	65,962,130	—	65,962,130
Portugal	—	24,885,468	—	24,885,468
Singapore	—	32,816,450	—	32,816,450
South Korea	—	38,967,806	—	38,967,806
Spain	—	83,805,615	—	83,805,615
Sweden	—	35,738,531	—	35,738,531
Switzerland	—	102,359,883	—	102,359,883
United Kingdom	—	307,253,213	—	307,253,213
United States	134,795,036	45,914,478	—	180,709,514
Preferred Stocks*
Germany	—	59,767,330	—	59,767,330
Short-Term Investments	89,705,320	—	—	89,705,320
Total	$421,910,883	$2,382,583,885	$—	$2,804,494,768

274   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Select Portfolio
Common Stocks*
Australia	$—	$1,237,380	$—	$1,237,380
Brazil	1,475,590	—	—	1,475,590
Canada	1,645,524	—	—	1,645,524
China	1,055,724	6,785,845	—	7,841,569
Denmark	—	2,779,261	—	2,779,261
Finland	—	1,077,340	—	1,077,340
France	—	9,895,781	—	9,895,781
Germany	—	3,422,560	—	3,422,560
Hong Kong	—	1,531,101	—	1,531,101
India	1,545,584	1,178,601	—	2,724,185
Indonesia	507,035	807,615	—	1,314,650
Ireland	909,721	—	—	909,721
Italy	—	1,467,225	—	1,467,225
Japan	—	9,773,230	—	9,773,230
Mexico	1,318,992	—	—	1,318,992
Netherlands	—	3,766,122	—	3,766,122
Norway	—	1,796,023	—	1,796,023
Singapore	—	938,678	—	938,678
South Africa	—	753,503	—	753,503
South Korea	—	4,370,138	—	4,370,138
Spain	—	1,109,748	—	1,109,748
Sweden	—	2,166,908	—	2,166,908
Switzerland	—	4,586,554	—	4,586,554
United Kingdom	—	9,140,582	—	9,140,582
United States	4,968,750	1,199,616	—	6,168,366
Preferred Stocks*
Brazil	1,285,167	—	—	1,285,167
Germany	—	1,632,298	—	1,632,298
Short-Term Investments	1,112,612	—	—	1,112,612
Total	$15,824,699	$71,416,109	$—	$87,240,808

Semi-Annual Report   275

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Value Portfolio
Common Stocks*
Canada	$40,808	$—	$—	$40,808
China	77,067	—	—	77,067
France	—	708,187	—	708,187
Germany	—	200,323	—	200,323
Japan	103,053	615,344	—	718,397
Macau	—	105,067	—	105,067
Mexico	195,754	—	—	195,754
Netherlands	—	130,743	—	130,743
South Korea	—	215,443	—	215,443
Spain	—	61,041	—	61,041
Switzerland	—	304,432	—	304,432
United Kingdom	—	321,945	—	321,945
United States	—	127,534	—	127,534
Short-Term Investments	20,496	—	—	20,496
Total	$437,178	$2,790,059	$—	$3,227,237

International Quality Growth Portfolio
Common Stocks*
Canada	$2,606,245	$—	$—	$2,606,245
China	1,050,445	1,045,546	—	2,095,991
Denmark	—	2,038,036	—	2,038,036
France	—	2,335,321	—	2,335,321
Germany	—	1,479,628	—	1,479,628
Hong Kong	—	626,405	—	626,405
India	972,277	—	—	972,277
Israel	529,669	—	—	529,669
Japan	—	2,487,844	—	2,487,844
Netherlands	—	1,875,795	—	1,875,795
Norway	—	420,150	—	420,150
South Africa	—	560,084	—	560,084
South Korea	—	618,092	—	618,092
Spain	—	354,553	—	354,553
Sweden	—	1,476,952	—	1,476,952
Switzerland	—	1,107,806	—	1,107,806
Taiwan	1,105,472	—	—	1,105,472
United Kingdom	—	4,541,480	—	4,541,480
United States	809,396	—	—	809,396
Preferred Stocks*
Brazil	603,939	—	—	603,939
Short-Term Investments	474,055	—	—	474,055
Total	$8,151,498	$20,967,692	$—	$29,119,190

276   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$1,522,371	$—	$1,522,371
Austria	—	539,331	—	539,331
Belgium	—	1,031,029	—	1,031,029
Canada	1,811,888	—	—	1,811,888
Denmark	—	587,058	—	587,058
Finland	—	1,078,494	—	1,078,494
France	—	334,488	—	334,488
Germany	743,082	4,783,395	—	5,526,477
Greece	—	498,476	—	498,476
Hong Kong	—	351,628	—	351,628
Ireland	—	403,752	—	403,752
Israel	—	389,407	—	389,407
Italy	—	1,448,445	—	1,448,445
Japan	—	9,534,451	—	9,534,451
Jersey	—	659,510	—	659,510
Luxembourg	—	426,621	—	426,621
Netherlands	—	2,800,730	—	2,800,730
New Zealand	—	439,819	—	439,819
Norway	—	353,896	—	353,896
Russia	—	90,252	—	90,252
Singapore	—	393,903	—	393,903
Spain	—	591,963	—	591,963
Sweden	—	1,419,175	—	1,419,175
Switzerland	—	478,604	—	478,604
United Kingdom	—	6,640,481	—	6,640,481
United States	—	381,129	—	381,129
Short-Term Investments	770,781	—	—	770,781
Total	$3,325,751	$37,178,408	$—	$40,504,159

Semi-Annual Report   277

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Strategic Equity Portfolio
Common Stocks*
Brazil	$58,160,920	$—	$—	$58,160,920
Canada	520,609,000	—	—	520,609,000
China	110,915,975	156,034,852	—	266,950,827
Denmark	—	222,259,050	—	222,259,050
Finland	—	103,234,353	—	103,234,353
France	—	705,168,868	—	705,168,868
Germany	—	135,763,568	—	135,763,568
Hong Kong	—	182,543,980	—	182,543,980
India	—	68,848,333	—	68,848,333
Ireland	75,747,000	—	—	75,747,000
Israel	—	118,048,805	—	118,048,805
Italy	—	126,299,428	—	126,299,428
Japan	—	882,703,529	—	882,703,529
Mexico	68,492,119	—	—	68,492,119
Netherlands	—	128,527,841	—	128,527,841
Poland	—	41,030,752	—	41,030,752
Portugal	—	44,468,614	—	44,468,614
South Korea	—	68,072,573	—	68,072,573
Spain	—	318,427,740	—	318,427,740
Sweden	—	68,662,674	—	68,662,674
Switzerland	—	346,983,876	—	346,983,876
United Kingdom	—	1,095,708,301	—	1,095,708,301
United States	446,322,277	—	—	446,322,277
Preferred Stocks*
Brazil	47,096,174	—	—	47,096,174
Germany	—	216,355,326	—	216,355,326
Short-Term Investments	159,743,189	—	—	159,743,189
Total	$1,487,086,654	$5,029,142,463	$—	$6,516,229,117

278   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$383,585	$—	$383,585
Belgium	—	307,082	—	307,082
Canada	1,396,776	—	—	1,396,776
Denmark	—	480,716	—	480,716
Finland	—	57,937	—	57,937
France	—	429,333	—	429,333
Germany	—	68,917	—	68,917
Hong Kong	—	283,310	—	283,310
Israel	—	62,941	—	62,941
Japan	—	3,657,303	—	3,657,303
Netherlands	—	622,406	—	622,406
New Zealand	—	69,126	—	69,126
Norway	—	467,516	—	467,516
Singapore	—	77,419	—	77,419
Spain	—	110,738	—	110,738
Sweden	—	395,156	—	395,156
Switzerland	—	766,823	—	766,823
United Kingdom	—	1,105,075	—	1,105,075
United States	15,781,385	—	—	15,781,385
Short-Term Investments	966,225	—	—	966,225
Total	$18,144,386	$9,345,383	$—	$27,489,769

US Equity Concentrated Portfolio
Common Stocks*	$1,954,865,765	$—	$—	$1,954,865,765
Short-Term Investments	7,501,644	—	—	7,501,644
Total	$1,962,367,409	$—	$—	$1,962,367,409

US Equity Focus Portfolio
Common Stocks*	$72,615,171	$—	$—	$72,615,171
Short-Term Investments	1,452,047	—	—	1,452,047
Total	$74,067,218	$—	$—	$74,067,218

US Small-Mid Cap Equity Portfolio
Common Stocks*	$113,785,398	$—	$—	$113,785,398

US Sustainable Equity Portfolio
Common Stocks*	$13,363,985	$—	$—	$13,363,985
Short-Term Investments	221,014	—	—	221,014
Total	$13,584,999	$—	$—	$13,584,999

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Semi-Annual Report   279

10. Derivative Instruments

The Global Listed Infrastructure Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2021, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$253,600,000	#
Average amounts sold	$5,976,600,000

#	Represents average monthly notional exposure for the three months the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$93,901,596

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$20,128

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(42,632,768)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$150,022,070

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2021.

As of June 30, 2021, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in the Statement

280   Semi-Annual Report

of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2021:

Global Listed Infrastructure Portfolio

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statement of	in the Statement
	of Recognized	Assets and	of Assets and
Description	Assets	Liabilities	Liabilities
Forward Currency Contracts	$93,901,596	$—	$93,901,596

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented			Net Amounts
	in the Statement of	Financial	Collateral	of Derivative
Counterparty	Assets and Liabilities	Instruments	Received	Assets
BNP Paribas SA	$9,533,986	$(4,972)	$—	$9,529,014
Canadian Imperial Bank of Commerce	13,589,462	—	—	13,589,462
Citibank NA	10,597,466	—	—	10,597,466
HSBC Bank USA NA	12,976,455	(4,342)	—	12,972,113
Morgan Stanley Capital Services LLC.	2,304,762	(2,942)	—	2,301,820
Royal Bank of Canada	12,296,145	—	—	12,296,145
Standard Chartered Bank	1,158,904	(711)	—	1,158,193
State Street Bank and Trust Co.	22,277,419	(7,161)	—	22,270,258
The Bank of New York Mellon Corp.	9,166,997	—	—	9,166,997
Total	$93,901,596	$(20,128)	$—	$93,881,468

Semi-Annual Report   281

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts	Statement of	in the Statement
	of Recognized	Assets and	of Assets and
Description	Liabilities	Liabilities	Liabilities
Forward Currency Contracts	$20,128	$—	$20,128

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented			Net Amounts
	in the Statement of	Financial	Collateral	of Derivative
Counterparty	Assets and Liabilities	Instruments	Pledged	Liabilities
BNP Paribas SA	$4,972	$(4,972)	$—	$—
HSBC Bank USA NA	4,342	(4,342)	—	—
Morgan Stanley Capital Services LLC.	2,942	(2,942)	—	—
Standard Chartered Bank	711	(711)	—	—
State Street Bank and Trust Co.	7,161	(7,161)	—	—
Total	$20,128	$(20,128)	$—	$—

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates as of the end of 2021. ASU No. 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU No. 2020-04.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure other than the following.

282   Semi-Annual Report

On July 2, 2021, a supplement to the current summary prospectus and prospectus (the “Supplement” was issued announcing the anticipated liquidation of the Lazard International Equity Concentrated Portfolio on or about September 2, 2021. Upon issuance of the Supplement, the Portfolio was closed to new investments other than those from clients with pre-existing investments in the Portfolio. Promptly upon completion of liquidation of the Portfolio’s investments, the Portfolio will redeem all its outstanding shares by distribution of its assets to shareholders in amounts equal to the net asset value of each shareholder’s Portfolio investment.

Semi-Annual Report   283

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard US Sustainable Equity Portfolio1

At meetings of the Board held on May 26, 2021 and June 23, 2021, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

[1]	Developing Markets Equity, Emerging Markets Core Equity, Emerging Markets Equity, Emerging Markets Equity Advantage, Emerging Markets Strategic Equity, Equity Franchise, Global Equity Select, Global Listed Infrastructure, Global Strategic Equity, International Equity, International Equity Advantage, International Equity Concentrated, International Equity Select, International Equity Value, International Quality Growth, International Small Cap Equity, International Strategic Equity, Managed Equity Volatility, US Equity Concentrated, US Equity Focus and US Small-Mid Cap Equity Portfolios.

284   Semi-Annual Report

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 23, 2021 meeting, additional information requested by the Independent Directors at the May 26, 2021 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $26 billion of the approximately $265 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2021).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $26 billion fund complex not managed by a large, global firm such as the Investment Manager.

Semi-Annual Report   285

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”2); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board. For the Emerging Markets Strategic Equity Portfolio, the Investment Manager proposed to lower the current expense limitation by 0.05%. After giving effect to the proposed expense limitation reductions, the results of the Strategic Insight comparisons showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to

[2]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

286   Semi-Annual Report

which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses for certain Portfolios.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2021, as applicable, compared to performance for the same time periods of:

•	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in

Semi-Annual Report   287

discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2020 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the

288   Semi-Annual Report

Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. For most of the Portfolios, it was noted that, since each of those Portfolios had (1) generally stable or decreased assets from the end of calendar year 2019 to the end of calendar year 2020, and/or (2) not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations3

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $265 billion global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

[3]	At the June 23, 2021 Board meeting, the Board approved liquidation of the International Equity Concentrated Portfolio on or about September 2, 2021, but also approved continuation of the Management Agreement with respect to the Portfolio, which otherwise expire on June 30, 2021, prior to the anticipated liquidation date.

Semi-Annual Report   289

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods, as well as information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than

290   Semi-Annual Report

money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2021 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

Semi-Annual Report   291

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS021

Lazard Funds

Semi-Annual Report

June 30, 2021

Fixed Income Funds

Lazard Emerging Markets Debt Portfolio
Lazard Global Fixed Income Portfolio
Lazard US Corporate Income Portfolio
Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

12	Portfolio Holdings (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Emerging Markets Debt Portfolio

32	Lazard Global Fixed Income Portfolio

44	Lazard US Corporate Income Portfolio

57	Lazard US Short Duration Fixed Income Portfolio

59	Notes to Portfolios of Investments (unaudited)

62	Statements of Assets and Liabilities (unaudited)

66	Statements of Operations (unaudited)

68	Statements of Changes in Net Assets (unaudited)

74	Financial Highlights (unaudited)

85	Notes to Financial Statements (unaudited)

114	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and the Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Progress in the long battle against COVID-19 brightened the economic outlook in many parts of the world in the first six months of 2021, and that was reflected in the global equity markets. The MSCI World Index returned a healthy 13% as vaccination rates rose, many economies reopened, and recovery took hold, especially in the United States where vaccination accelerated dramatically.

Yet, this ride up was far from smooth. During the first half of 2021, investor sentiment seemed to alternate, often from day-to-day, between growing optimism over the economic rebound and worry over the downside risks that could derail the recovery, from uneven vaccine distribution to outbreaks of the virus in Europe and Asia and the emergence of more virus strains.

Increasingly, investors also became concerned with an “upside risk” that could result from faster economic growth: inflation. Amid supply-chain bottlenecks, surging commodity prices, and sharp increases in China’s producer prices, inflation moved front and center in the second quarter. The key concern was that the huge fiscal stimulus in the United States, in particular, could drive inflation higher, forcing the Federal Reserve (the “Fed”) and other central banks to retreat from their easy monetary policy before economic recovery is fully realized. In fact, the US Consumer Price Index (CPI) to date in 2021 jumped to an annualized 5% in May—the highest rate in more than a decade and well above the Fed’s 2% target for inflation.

However, the Fed has maintained that recent higher inflation is temporary and due to the global economy restarting. At their meeting in June, the Federal Open Market Committee moved up its own median estimate for the timing of their next interest rate increase to 2023 from 2024, a signal that the economy is recovering more quickly than the central bank had expected, but also that it is not currently overheating, which would warrant action sooner. In sum, the Fed seemed to relieve many investors’ concerns over inflation, for now.

2   Semi-Annual Report

In this tug-of-war market environment, the equity bulls won out as many companies reported higher earnings, brighter outlooks, or both. Although stock markets in both developed and emerging markets generally gained, developed markets generally performed better than emerging markets as vaccination rates and economic reopening advanced more quickly. In the United States, the S&P 500 Index hit a series of new highs thanks in part to exceptionally strong corporate earnings.

We remain optimistic for the second half of 2021. The Fed expects US real gross domestic product (“GDP”) growth to reach a staggering 7% for the year (after nearly –3.5% in 2020), and vaccination rates should continue to climb, helping to boost growth, particularly in the emerging markets. Still, like the past six months, the journey is likely to be bumpy. Inflation, economic data, and the path of recovery itself may seem volatile at times. As of the end of the semi-annual period, a highly infectious COVID-19 strain has become dominant around the world, a sobering reminder that we are still fighting the pandemic.

In the push-pull of the financial markets, we believe fundamental analysis and stock selection are crucial to staying on track. We value your continued confidence in us, and, as always, we will strive for long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Emerging Markets Debt Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Debt Portfolio, the JPMorgan EMBI Global Diversified® Index, the JPMorgan GBI-EM Global Diversified® Index and the Global Diversified Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	8.81%	3.51%	2.44%	2.80%
Open Shares**	8.58%	3.31%	2.18%	2.54%
R6 Shares**	8.78%	N/A	N/A	3.55%
JPMorgan EMBI Global Diversified Index	7.53%	4.86%	5.65%	5.97%
				(Institutional and Open Shares) 4.58% (R6 Shares)
JPMorgan GBI-EM Global Diversified Index	6.57%	3.25%	0.47%	1.11%
				(Institutional and Open Shares) 3.37% (R6 Shares)
Global Diversified Index	7.07%	4.11%	3.10%	3.59%
				(Institutional and Open Shares) 4.03% (R6 Shares)
†	The inception date for the Institutional and Open Shares was February 28, 2011 and for the R6 Shares was July 28, 2016.

4   Semi-Annual Report

Lazard Global Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Fixed Income Portfolio and the Bloomberg Barclays Global Aggregate® Index*

Average Annual Total Returns*
Periods Ended June 30, 2021

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	1.93%	2.28%	1.37%
Open Shares**	1.61%	1.99%	1.08%
Bloomberg Barclays Global Aggregate Index	2.63%	2.34%	1.99%
†	The inception date for the Portfolio was March 30, 2012.

Semi-Annual Report   5

Lazard US Corporate Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Corporate Income Portfolio and Cash Pay Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One	Five	Ten	Since
	Year	Years	Years	Inception	†
Institutional Shares**	9.95%	5.21%	5.36%	4.45%
Open Shares**	9.76%	4.94%	5.05%	3.97%
R6 Shares**	9.85%	N/A	N/A	4.52%
Cash Pay Index	13.08%	6.98%	6.48%	6.49%
				(Institutional Shares) 6.45% (Open Shares) 6.57% (R6 Shares)
†	The inception date for the Institutional Shares was January 2, 1998, for the Open Shares was February 24, 1998 and for the R6 Shares was November 3, 2016.

6   Semi-Annual Report

Lazard US Short Duration Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Short Duration Fixed Income Portfolio and the ICE BofAML 1-3 Year US Treasury® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One	Five	Since
	Year	Years	Inception	†
Institutional Shares**	-0.04%	1.44%	1.26%
Open Shares**	-0.28%	1.12%	1.07%
ICE BofAML 1-3 Year US Treasury Index	0.07%	1.60%	1.20%
†	The inception date for the Portfolio was February 28, 2011.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for The Emerging Markets Debt Portfolio and settlement proceeds received from a class action lawsuit by The US Corporate Income Portfolio which impacted the total return of R6 Shares but did not impact that of Institutional or Open; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

Semi-Annual Report   7

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The JPMorgan Emerging Markets Bond index (“EMBI”) Global Diversified Index is an unmanaged index of debt instruments of emerging countries. The JPMorgan Government Bond Index-Emerging Markets (“GBI-EM”) Global Diversified Index is a comprehensive Emerging Markets index that consists of regularly traded, liquid, fixed-rate, domestic currency government bonds to which international investors can gain exposure. These indices limit the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The same countries are covered in both indices.

The Global Diversified Index is an unmanaged index created by the Investment Manager and is a 50/50 blend of the JPMorgan EMBI Global Diversified Index and the JPMorgan GBI-EM Global Diversified Index.

The government-related debt, corporate debt, and securitized debt provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt and securitized debt.

The Cash Pay Index is The ICE Bank of America Merrill Lynch High Yield (“BofAML”) BB-B US Cash Pay Non-Distressed High Yield® Index. It is constructed to mirror the BB-B non-distressed sector of the public high yield corporate debt market and is a subset of the ICE BofAML High Yield Cash Pay® Index.

The ICE BofAML 1-3 Year US Treasury Index tracks the performance of the direct sovereign debt of the US government having a maturity of at least one year and less than three years.

**	The performance of Institutional Shares, Open Shares and R6 Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2021 through June 30, 2021 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/21 -	1/1/21-
Portfolio	1/1/21	6/30/21	6/30/21	6/30/21

Emerging Markets Debt
Institutional Shares
Actual	$1,000.00	$983.70	$4.18	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$982.50	$5.16	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
R6 Shares
Actual	$1,000.00	$984.60	$3.94	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Global Fixed Income
Institutional Shares
Actual	$1,000.00	$958.60	$3.40	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$956.80	$4.61	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%

US Corporate Income
Institutional Shares
Actual	$1,000.00	$1,018.60	$2.75	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Open Shares
Actual	$1,000.00	$1,017.40	$4.00	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
R6 Shares
Actual	$1,000.00	$1,018.50	$2.75	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

10   Semi-Annual Report

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account	Account	Period*	During Period
	Value	Value	1/1/21 -	1/1/21-
Portfolio	1/1/21	6/30/21	6/30/21	6/30/21

US Short Duration Fixed Income
Institutional Shares
Actual	$1,000.00	$999.08	$1.98	0.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Open Shares
Actual	$1,000.00	$997.90	$3.22	0.65%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report   11

The Lazard Funds, Inc. Portfolio Holdings Presented by

Asset Class/Credit Rating and Region June 30, 2021 (unaudited)

	Lazard	Lazard US	Lazard US
	Global Fixed	Corporate	Short Duration
	Income	Income	Fixed Income
Asset Class/S&P Credit Rating*	Portfolio	Portfolio	Portfolio

Fixed Income
AAA	23.6%	—%	85.0%
AA+	4.8	—	—
AA	0.5	—	—
AA-	6.0	—	—
A+	8.8	—	—
A	7.4	—	—
A-	7.5	—	3.3
BBB+	10.9	—	10.6
BBB	5.2	1.3	—
BBB-	3.5	7.3	—
BB+	2.8	13.1	—
BB	2.0	19.0	—
BB-	0.1	19.5	—
B+	—	10.7	—
B-	—	7.5	—
B-	—	3.1	—
CCC+	—	0.9	—
CCC-	—	0.2	—
CC	—	1.7	—
Not Applicable	15.8	9.6	0.7
Short- Term Investments	1.1	6.1	0.4
Total Investments	100.0%	100.0%	100.0%

	Lazard
	Emerging
	Markets Debt
Asset Class/Region*	Portfolio

Fixed Income
Africa	15.9%
Asia	29.9
Europe	19.3
North America	13.1
South America	15.7
Short- Term Investments	6.1
Total Investments	100.0%

*	Represents percentage of total investments

12   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2021 (unaudited)

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 6.5%

Brazil | 1.0%
MV24 Capital BV, 6.748%, 06/01/34	USD	187	$206,830

India | 1.0%
Adani Ports & Special Economic Zone, Ltd., 4.200%, 08/04/27	USD	200	208,744

Israel | 0.2%
Delek & Avner Tamar Bond, Ltd., 5.082%, 12/30/23	USD	50	50,405

Kuwait | 1.0%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 08/27/25 (§), (¶)	USD	200	209,038

Malaysia | 0.7%
Petronas Energy Canada, Ltd., 2.112%, 03/23/28 (#)	USD	150	151,565

Mexico | 2.1%
Comision Federal de Electricidad, 3.348%, 02/09/31 (#)	USD	200	198,187
Petroleos Mexicanos:
4.625%, 09/21/23	USD	10	10,402
6.875%, 10/16/25 (#)	USD	60	66,195
6.490%, 01/23/27	USD	30	31,575
6.500%, 01/23/29	USD	35	36,225
7.690%, 01/23/50	USD	35	33,556
6.950%, 01/28/60	USD	85	75,119
			451,259

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Peru | 0.5%
Banco de Credito del Peru, 3.125% (CMT 5 Year + 3.000%), 07/01/30 (#), (§)	USD	100	$98,965

Total Corporate Bonds (Cost $1,355,532)			1,376,806

Foreign Government Obligations | 86.0%

Argentina | 0.6%
Republic of Argentina:
1.000%, 07/09/29	USD	33	12,632
0.125%, 07/09/30 (Ø)	USD	109	39,176
0.125%, 07/09/35 (Ø)	USD	100	31,612
0.125%, 01/09/38 (Ø)	USD	96	36,132
			119,552
Azerbaijan | 1.0%
Republic of Azerbaijan, 3.500%, 09/01/32	USD	200	207,287

Bahamas | 0.5%
Commonwealth of Bahamas, 8.950%, 10/15/32	USD	100	112,688

Bahrain | 1.2%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	230	252,181

Barbados | 0.0%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	10,064

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Belarus | 0.9%
Republic of Belarus, 5.875%, 02/24/26	USD	200	$184,500

Brazil | 5.6%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/24	BRL	2,600	432,240
Brazil NTN-F:
10.000%, 01/01/25	BRL	690	146,400
10.000%, 01/01/27	BRL	1,170	249,347
Federal Republic of Brazil:
2.875%, 06/06/25	USD	25	25,700
4.500%, 05/30/29	USD	95	101,609
3.875%, 06/12/30	USD	100	100,988
5.000%, 01/27/45	USD	25	25,348
5.625%, 02/21/47	USD	40	43,570
4.750%, 01/14/50	USD	65	63,143
			1,188,345

Chile | 0.6%
Bonos de la Tesoreria de la Republica en pesos:
2.300%, 10/01/28	CLP	25,000	29,045
5.000%, 10/01/28	CLP	45,000	62,945
2.800%, 10/01/33	CLP	25,000	27,370
6.000%, 01/01/43	CLP	10,000	15,059
			134,419

China | 5.9%
China Development Bank:
1.860%, 04/09/23	CNY	1,780	270,636
3.500%, 08/13/26	CNY	2,310	360,106
3.450%, 09/20/29	CNY	390	60,003
China Government Bonds:
3.120%, 12/05/26	CNY	2,470	384,820
2.680%, 05/21/30	CNY	810	120,502
3.810%, 09/14/50	CNY	320	50,631
			1,246,698

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Colombia | 3.8%
Colombia Government International Bonds:
3.000%, 01/30/30	USD	50	$48,869
5.200%, 05/15/49	USD	40	43,745
Colombian Titulos De Tesoreria:
6.250%, 11/26/25	COP	301,300	81,402
7.500%, 08/26/26	COP	757,000	213,102
5.750%, 11/03/27	COP	375,000	95,538
6.000%, 04/28/28	COP	217,800	55,697
7.000%, 06/30/32	COP	240,000	62,160
Republic of Colombia:
4.500%, 01/28/26	USD	65	70,943
3.875%, 04/25/27	USD	65	69,054
4.500%, 03/15/29	USD	30	32,649
3.125%, 04/15/31	USD	30	29,303
			802,462
Costa Rica | 0.4%
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	25,348
4.375%, 04/30/25	USD	25	25,614
7.158%, 03/12/45	USD	40	41,658
			92,620
Czech Republic | 0.7%
Czech Republic:
2.500%, 08/25/28	CZK	810	39,453
1.200%, 03/13/31	CZK	1,890	83,004
4.200%, 12/04/36	CZK	600	36,352
			158,809
Dominican Republic | 1.3%
Dominican Republic:
5.500%, 01/27/25	USD	40	43,995
5.950%, 01/25/27	USD	10	11,250
7.450%, 04/30/44	USD	15	18,054
6.400%, 06/05/49	USD	25	26,911

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Dominican Republic International Bonds, 4.500%, 01/30/30 (#)	USD	170	$173,485
			273,695
Ecuador | 0.8%
Ecuador Government International Bonds:
0.000%, 07/31/30	USD	11	6,074
0.500%, 07/31/30 (Ø)	USD	60	51,450
0.500%, 07/31/35 (Ø)	USD	120	82,200
0.500%, 07/31/40 (Ø)	USD	40	24,750
			164,474
Egypt | 2.6%
Arab Republic of Egypt, 5.577%, 02/21/23	USD	200	209,725
Egypt Government Bonds:
14.369%, 10/20/25	EGP	1,060	67,154
14.060%, 01/12/26	EGP	1,320	80,973
Egypt Government International Bonds, 7.500%, 02/16/61 (#)	USD	200	186,437
			544,289
El Salvador | 0.9%
Republic of El Salvador:
5.875%, 01/30/25	USD	25	23,063
6.375%, 01/18/27	USD	60	54,150
7.650%, 06/15/35	USD	35	31,938
7.625%, 02/01/41	USD	15	13,275
7.125%, 01/20/50	USD	75	63,937
			186,363
Ghana | 1.1%
Republic of Ghana, 7.625%, 05/16/29	USD	225	227,503

Guatemala | 0.6%
Guatemala Government Bonds, 5.375%, 04/24/32	USD	10	11,533

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Republic of Guatemala:
4.500%, 05/03/26	USD	55	$60,304
4.875%, 02/13/28	USD	25	28,012
5.375%, 04/24/32 (#)	USD	10	11,533
6.125%, 06/01/50 (#)	USD	15	18,233
			129,615
Honduras | 0.2%
Republic of Honduras, 6.250%, 01/19/27	USD	35	38,124

Hungary | 2.0%
Hungary:
5.375%, 03/25/24	USD	76	85,728
7.625%, 03/29/41	USD	18	29,540
Hungary Government Bonds:
2.500%, 10/24/24	HUF	29,380	101,533
2.750%, 12/22/26	HUF	22,210	77,312
3.000%, 10/27/27	HUF	34,330	120,962
			415,075
Indonesia | 4.4%
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	4,849,000	374,711
9.000%, 03/15/29	IDR	434,000	34,540
8.250%, 05/15/29	IDR	1,545,000	118,432
7.000%, 09/15/30	IDR	1,032,000	73,308
6.500%, 02/15/31	IDR	770,000	52,652
8.750%, 05/15/31	IDR	1,150,000	90,810
8.375%, 03/15/34	IDR	912,000	69,344
8.250%, 05/15/36	IDR	648,000	48,935
8.375%, 04/15/39	IDR	920,000	70,047
			932,779

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Iraq | 1.0%
Republic of Iraq, 5.800%, 01/15/28	USD	219	$211,340

Ivory Coast | 1.0%
Ivory Coast, 6.125%, 06/15/33	USD	200	211,100

Jamaica | 0.4%
Government of Jamaica:
6.750%, 04/28/28	USD	25	29,247
8.000%, 03/15/39	USD	15	20,984
7.875%, 07/28/45	USD	20	27,944
			78,175
Kazakhstan | 1.4%
Republic of Kazakhstan, 6.500%, 07/21/45	USD	200	292,350

Kenya | 1.3%
Republic of Kenya, 8.000%, 05/22/32	USD	250	280,750

Lebanon | 0.8%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	97	11,931
8.250%, 04/12/21 («)	USD	170	21,016
6.100%, 10/04/22 («)	USD	201	25,037
6.000%, 01/27/23 («)	USD	191	23,791
6.650%, 04/22/24 («)	USD	87	10,701
6.250%, 11/04/24 («)	USD	116	14,268
6.200%, 02/26/25 («)	USD	37	4,505
6.600%, 11/27/26 («)	USD	104	12,792
6.850%, 03/23/27 («)	USD	114	14,057
6.750%, 11/29/27 («)	USD	41	5,056
6.650%, 02/26/30 («)	USD	99	12,332

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

7.000%, 03/23/32 («)	USD	49	$6,042
7.050%, 11/02/35 («)	USD	60	7,399
7.250%, 03/23/37 («)	USD	44	5,701
			174,628
Malaysia | 3.5%
Malaysia Government Bonds:
4.048%, 09/30/21	MYR	220	53,282
3.620%, 11/30/21	MYR	210	50,943
3.955%, 09/15/25	MYR	610	155,034
3.906%, 07/15/26	MYR	260	66,100
3.899%, 11/16/27	MYR	1,080	274,128
3.844%, 04/15/33	MYR	240	58,016
3.828%, 07/05/34	MYR	20	4,799
4.893%, 06/08/38	MYR	330	85,756
			748,058
Mexico | 5.1%
Mexican Bonos:
5.750%, 03/05/26	MXN	6,280	306,770
8.500%, 05/31/29	MXN	4,908	270,911
10.000%, 11/20/36	MXN	1,600	100,833
7.750%, 11/13/42	MXN	1,840	94,612
Mexico Government International Bonds:
3.900%, 04/27/25	USD	45	49,804
2.659%, 05/24/31	USD	25	24,411
United Mexican States:
4.125%, 01/21/26	USD	55	62,023
4.500%, 04/22/29	USD	45	50,887
4.500%, 01/31/50	USD	15	15,931
5.000%, 04/27/51	USD	40	45,482
5.750%, 10/12/10	USD	44	52,464
			1,074,128
Mongolia | 0.9%
Mongolia International Bonds:
5.125%, 12/05/22	USD	85	88,336
4.450%, 07/07/31 (#)	USD	95	92,744
			181,080

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Nigeria | 1.0%
Republic of Nigeria, 7.875%, 02/16/32	USD	200	$214,662

Oman | 1.2%
Oman Government International Bonds, 4.750%, 06/15/26	USD	245	253,621

Pakistan | 0.9%
Islamic Republic of Pakistan SR, 6.000%, 04/08/26 (#)	USD	200	201,938

Panama | 1.3%
Republic of Panama:
3.875%, 03/17/28	USD	75	82,467
3.160%, 01/23/30	USD	75	78,600
4.500%, 04/01/56	USD	55	62,349
3.870%, 07/23/60	USD	60	61,174
			284,590
Paraguay | 0.4%
Republic of Paraguay:
5.000%, 04/15/26	USD	35	39,710
4.700%, 03/27/27	USD	35	39,578
			79,288
Peru | 0.8%
Peruvian Government International Bonds,
5.940%, 02/12/29	PEN	80	22,718
Republic of Peru:
6.950%, 08/12/31	PEN	285	83,029
6.900%, 08/12/37	PEN	170	46,761
5.350%, 08/12/40	PEN	55	12,656
			165,164
Philippines | 0.5%
Philippine Government International Bond, 3.200%, 07/06/46	USD	110	110,103

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Poland | 0.6%
Republic of Poland Government Bonds, 2.750%, 04/25/28	PLN	440	$125,141

Qatar | 1.4%
Qatar Government International Bond, 6.400%, 01/20/40	USD	200	292,600

Romania | 2.7%
Romanian Government Bonds:
4.250%, 06/28/23	RON	710	177,319
4.750%, 02/24/25	RON	320	82,623
4.850%, 04/22/26	RON	130	34,165
5.800%, 07/26/27	RON	210	58,474
4.150%, 01/26/28	RON	180	46,070
Romanian Government International Bonds:
4.375%, 08/22/23	USD	48	51,849
3.000%, 02/14/31	USD	46	47,705
4.000%, 02/14/51 (#)	USD	62	65,228
			563,433
Russia | 5.3%
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	21,600	308,692
7.050%, 01/19/28	RUB	7,443	102,328
6.900%, 05/23/29	RUB	6,980	95,018
7.650%, 04/10/30	RUB	4,670	66,372
8.500%, 09/17/31	RUB	6,110	92,050
Russian Foreign Bond - Eurobond, 4.375%, 03/21/29	USD	400	450,600
			1,115,060
Saudi Arabia | 1.9%
Saudi Government International Bond MTN, 2.250%, 02/02/33	USD	415	403,847

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

South Africa | 8.1%
Republic of South Africa:
10.500%, 12/21/26	ZAR	1,720	$136,829
4.850%, 09/30/29	USD	10	10,608
8.000%, 01/31/30	ZAR	7,760	515,418
5.875%, 06/22/30	USD	75	85,561
8.250%, 03/31/32	ZAR	1,740	111,173
8.500%, 01/31/37	ZAR	8,020	482,995
5.650%, 09/27/47	USD	30	30,634
8.750%, 02/28/48	ZAR	1,445	85,542
6.300%, 06/22/48	USD	90	98,398
5.750%, 09/30/49	USD	35	35,838
Republic of South Africa Government Bonds, 8.875%, 02/28/35	ZAR	1,020	64,820
Republic of South Africa Government International Bonds, 4.850%, 09/27/27	USD	60	64,474
			1,722,290
Sri Lanka | 0.5%
Republic of Sri Lanka:
5.750%, 04/18/23	USD	35	26,049
6.350%, 06/28/24	USD	40	27,345
6.125%, 06/03/25	USD	10	6,683
6.825%, 07/18/26	USD	5	3,220
6.200%, 05/11/27	USD	50	30,931
6.750%, 04/18/28	USD	35	21,892
			116,120
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	10	6,186

Thailand | 1.8%
Thailand Government Bonds:
3.650%, 06/20/31	THB	2,420	87,708
3.775%, 06/25/32	THB	2,590	95,138

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

3.400%, 06/17/36	THB	3,390	$120,400
3.300%, 06/17/38	THB	2,190	76,615
			379,861
Turkey | 2.2%
Republic of Turkey:
6.250%, 09/26/22	USD	55	57,200
7.375%, 02/05/25	USD	95	102,677
4.875%, 10/09/26	USD	55	53,756
6.000%, 03/25/27	USD	60	61,155
6.000%, 01/14/41	USD	15	13,526
6.625%, 02/17/45	USD	30	28,449
5.750%, 05/11/47	USD	80	68,390
Turkey Government Bonds:
8.000%, 03/12/25	TRY	600	51,512
10.500%, 08/11/27	TRY	410	35,082
			471,747
Ukraine | 2.7%
Government of Ukraine, 15.840%, 02/26/25	UAH	1,330	53,187
Ukraine Government Bonds:
7.750%, 09/01/21	USD	210	212,008
9.750%, 11/01/28	USD	260	309,611
			574,806
Uruguay | 1.1%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	30	34,478
4.375%, 01/23/31	USD	60	69,892
5.100%, 06/18/50	USD	40	52,370
4.975%, 04/20/55	USD	60	77,467
			234,207
Venezuela | 0.5%
Republic of Venezuela:
8.250%, 10/13/24 («)	USD	1,038	103,800
7.000%, 03/31/38 («)	USD	58	5,873
			109,673

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Zambia | 0.6%
Republic of Zambia, 8.970%, 07/30/27	USD	200	$125,100

Total Foreign Government Obligations (Cost $18,407,924)			18,222,588

Quasi Government Bonds | 0.1%

Mexico | 0.0%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	20	17,550

Venezuela | 0.1%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	10,920
6.000%, 11/15/26 («)	USD	124	5,270
5.500%, 04/12/37 («)	USD	100	4,000
			20,190

Total Quasi Government Bonds (Cost $260,840)			37,740

Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost 14,272)	IDR	200,000	14,619

Description		Shares	Fair Value

Short-Term Investments | 6.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,285,015)		1,285,015	$1,285,015

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Description	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Total Investments | 98.8% (Cost $21,323,583) (»)	$20,936,768

Cash and Other Assets in Excess of Liabilities | 1.2%	253,107

Net Assets | 100.0%	$21,189,875

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

BRL	105,280	USD	21,047	BRC	07/02/21	$120	$—
BRL	488,879	USD	97,733	BRC	07/02/21	558	—
BRL	1,000,448	USD	188,270	BRC	07/02/21	12,874	—
BRL	88,340	USD	17,500	BRC	08/03/21	201	—
BRL	88,401	USD	17,500	BRC	08/03/21	213	—
BRL	88,445	USD	17,500	BRC	08/03/21	222	—
BRL	88,611	USD	17,500	BRC	08/03/21	255	—
BRL	341,996	USD	68,369	CIT	07/02/21	390	—
BRL	165,136	USD	32,681	SCB	07/02/21	520	—
BRL	229,428	USD	45,865	SCB	07/02/21	262	—
BRL	181,230	USD	35,978	SSB	08/03/21	335	—
BRL	203,942	USD	40,445	SSB	08/03/21	420	—
CLP	136,088,908	USD	187,280	BOA	07/26/21	—	2,081
CLP	37,187,500	USD	50,000	HSB	07/26/21	607	—
CNH	653,261	USD	100,933	CIT	07/19/21	—	32
CNH	175,157	USD	27,162	HSB	07/19/21	—	107
CNH	64,667	USD	10,000	SCB	07/19/21	—	12
CNH	916,469	USD	141,191	SCB	07/19/21	364	—
CNH	3,752	USD	586	UBS	07/19/21	—	7
COP	125,044,128	USD	33,363	BOA	07/07/21	—	52
COP	241,567,424	USD	64,573	BOA	07/07/21	—	222
COP	74,880,000	USD	20,000	BRC	09/07/21	—	113
CZK	2,331,180	EUR	90,000	BOA	07/20/21	1,626	—
CZK	766,463	EUR	30,000	BRC	07/20/21	49	—
CZK	776,289	EUR	30,428	BRC	07/20/21	—	2
CZK	244,267	EUR	9,572	JPM	07/20/21	3	—
CZK	5,120,124	USD	238,223	BOA	07/20/21	—	173
CZK	419,578	USD	20,000	HSB	07/20/21	—	493
CZK	416,212	USD	20,000	SCB	07/20/21	—	649
CZK	794,780	USD	37,815	UBS	07/20/21	—	864
EUR	41,054	USD	50,000	HSB	07/20/21	—	1,302
EUR	50,000	USD	61,146	HSB	07/20/21	—	1,836
EUR	16,416	USD	20,000	JPM	07/20/21	—	527
EUR	1,433	USD	1,742	SCB	07/20/21	—	42
EUR	8,429	USD	10,000	SCB	07/20/21	—	1
EUR	16,739	USD	20,000	SCB	07/20/21	—	145
HUF	10,525,200	EUR	30,000	BRC	07/20/21	—	77

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

HUF	21,070,500	EUR	60,000	CIT	07/20/21	$—	$86
HUF	17,888,500	EUR	51,357	HSB	07/20/21	—	568
HUF	5,920,712	USD	20,000	BRC	07/20/21	—	25
HUF	14,469,500	USD	50,000	BRC	07/20/21	—	1,184
HUF	31,315,350	USD	110,000	HSB	07/20/21	—	4,351
HUF	31,487,570	USD	110,482	SCB	07/20/21	—	4,252
IDR	1,573,880,000	USD	110,000	BRC	07/08/21	—	1,509
IDR	1,739,400,000	USD	120,000	HSB	07/30/21	—	303
IDR	125,380,000	USD	8,644	SCB	07/21/21	—	10
IDR	1,703,058,139	USD	118,853	UBS	07/21/21	—	1,575
KRW	112,436,000	USD	101,187	BRC	07/08/21	—	1,351
KRW	117,328,500	USD	104,017	BRC	08/09/21	148	—
KRW	117,328,500	USD	104,001	CIT	08/09/21	164	—
KRW	122,221,000	USD	110,000	SCB	07/08/21	—	1,475
KZT	7,501,969	USD	17,410	BOA	07/26/21	56	—
KZT	47,055,000	USD	108,066	BRC	07/28/21	1,429	—
KZT	14,043,031	USD	32,590	CIT	07/26/21	105	—
MXN	696,800	USD	34,846	BOA	07/19/21	36	—
MXN	894,710	USD	44,072	BOA	07/19/21	718	—
MXN	754,592	USD	37,759	BRC	07/19/21	16	—
MXN	801,464	USD	40,000	BRC	07/19/21	122	—
MXN	200,158	USD	10,000	SCB	07/19/21	20	—
MXN	381,035	USD	19,035	SCB	07/19/21	40	—
MXN	1,000,476	USD	50,000	SCB	07/19/21	84	—
MYR	619,350	USD	150,000	BOA	08/04/21	—	1,022
MYR	619,350	USD	148,604	BOA	08/25/21	251	—
MYR	124,805	USD	30,000	SCB	08/25/21	—	5
PEN	237,645	USD	61,068	BOA	07/23/21	763	—
PLN	132,162	EUR	29,197	BRC	07/20/21	31	—
PLN	135,187	EUR	30,000	BRC	07/20/21	—	128
PLN	48,900	EUR	10,803	JPM	07/20/21	11	—
PLN	186,880	USD	51,237	BRC	07/20/21	—	2,221
PLN	228,378	USD	60,000	BRC	07/20/21	—	100
PLN	109,862	USD	30,000	SCB	07/20/21	—	1,185
PLN	2,759,123	USD	736,196	SSB	07/20/21	—	12,517
PLN	410,036	USD	109,085	UBS	07/20/21	—	1,538
RON	148,302	EUR	30,000	BRC	07/20/21	85	—

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

RON	158,786	EUR	32,123	BRC	07/20/21	$89	$—
RON	445,122	EUR	90,000	BRC	07/20/21	307	—
RON	38,929	EUR	7,877	JPM	07/20/21	20	—
RON	30,175	USD	7,253	BOA	07/20/21	5	—
RON	80,531	USD	20,000	BRC	07/20/21	—	630
RON	83,081	USD	20,000	BRC	07/20/21	—	16
RUB	7,779,115	USD	106,635	BOA	08/25/21	—	1,114
THB	321,330	USD	10,000	SCB	08/23/21	24	—
THB	8,793,834	USD	281,591	SCB	08/23/21	—	7,261
THB	7,857,609	USD	251,605	SSB	08/23/21	—	6,481
TRY	817,664	USD	91,450	BRC	07/28/21	1,187	—
USD	20,000	BRL	105,280	BRC	07/02/21	—	1,167
USD	96,741	BRL	488,879	BRC	07/02/21	—	1,550
USD	200,002	BRL	1,000,448	BRC	07/02/21	—	1,142
USD	43,039	BRL	216,768	BRC	08/03/21	—	395
USD	67,829	BRL	341,996	CIT	07/02/21	—	930
USD	33,013	BRL	165,136	SCB	07/02/21	—	189
USD	45,430	BRL	229,428	SCB	07/02/21	—	698
USD	32,576	BRL	165,136	SCB	08/03/21	—	513
USD	46,961	BRL	236,517	SCB	08/03/21	—	431
USD	10,000	CLP	7,290,000	HSB	07/26/21	79	—
USD	382,157	CNH	2,483,603	SCB	07/19/21	—	1,454
USD	64,336	COP	241,567,424	BOA	09/07/21	179	—
USD	69,792	COP	255,009,752	BRC	07/07/21	1,860	—
USD	10,000	COP	37,261,800	JPM	07/07/21	74	—
USD	20,000	COP	74,340,000	SCB	07/07/21	197	—
USD	10,000	CZK	215,096	SCB	07/20/21	—	—
USD	129,278	EUR	107,422	BRC	07/20/21	1,853	—
USD	86,513	EUR	71,866	CIT	07/20/21	1,266	—
USD	61,178	EUR	50,000	HSB	07/20/21	1,868	—
USD	124,210	EUR	103,272	JPM	07/20/21	1,710	—
USD	30,000	EUR	24,515	SCB	07/20/21	921	—
USD	108,620	EUR	90,000	SCB	07/20/21	1,862	—
USD	20,000	IDR	291,260,000	CIT	07/21/21	—	57
USD	110,000	IDR	1,602,150,000	CIT	07/21/21	—	329
USD	8,659	IDR	125,380,000	SCB	07/08/21	16	—
USD	100,000	IDR	1,448,500,000	SCB	07/08/21	151	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	104,033	KRW	117,328,500	BRC	07/08/21	$—	$148
USD	104,015	KRW	117,328,500	CIT	07/08/21	—	166
USD	70,000	MXN	1,396,875	BRC	07/19/21	72	—
USD	148,736	MYR	619,350	BOA	08/04/21	—	242
USD	27,570	MYR	114,253	BOA	08/25/21	111	—
USD	10,000	MYR	41,535	SCB	08/25/21	18	—
USD	20,000	PLN	74,939	HSB	07/20/21	345	—
USD	19,961	RON	81,941	BRC	07/20/21	251	—
USD	74,678	RON	306,358	BRC	07/20/21	990	—
USD	30,000	UAH	837,000	BOA	08/17/21	—	259
USD	30,000	UAH	835,500	BRC	08/17/21	—	205
USD	10,113	UYU	439,830	HSB	07/06/21	29	—
USD	97,101	ZAR	1,380,402	BOA	07/19/21	638	—
USD	20,000	ZAR	276,256	BRC	07/19/21	695	—
USD	97,060	ZAR	1,380,402	BRC	07/19/21	597	—
USD	20,000	ZAR	282,725	HSB	07/19/21	243	—
USD	20,000	ZAR	282,640	HSB	07/19/21	249	—
USD	188,419	ZAR	2,679,604	HSB	07/19/21	1,167	—
USD	10,000	ZAR	143,076	SCB	07/19/21	2	—
USD	188,313	ZAR	2,679,604	SSB	07/19/21	1,061	—
UYU	439,830	USD	9,944	CIT	07/06/21	140	—
UYU	439,830	USD	10,022	HSB	09/07/21	—	36
ZAR	499,313	USD	35,054	BRC	07/19/21	—	162
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$43,374	$69,717

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (concluded)

Centrally Cleared Interest Rate Swap Agreements open at June 30, 2021:

			Receive	Payment
	Notional	Expiration	(Pay)	Frequency	Variable	Unrealized
Currency	Amount	Date	Rate	Paid/Received	Rate	Depreciation

BRL	680,190	01/02/24	4.84%	Maturity	1 month Brazilian Interbank Deposit Average	$5,643
BRL	838,319	01/02/24	5.84	Maturity	1 month Brazilian Interbank Deposit Average	3,682
Total gross unrealized depreciation on Centrally Cleared Interest Rate Swap Agreements						$9,325

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 37.9%

Canada | 2.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	125	$124,177
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	120	101,192
			225,369
France | 1.1%
Schneider Electric SE, 2.950%, 09/27/22	USD	100	103,083

Germany | 1.1%
Daimler AG MTN, 0.750%, 09/10/30	EUR	80	97,569

Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	7	9,048

United Kingdom | 2.8%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	147,620
Unilever Capital Corp., 1.375%, 09/14/30	USD	105	101,424
			249,044
United States | 30.3%
Adobe, Inc., 2.300%, 02/01/30	USD	110	114,533
Alphabet, Inc., 1.100%, 08/15/30	USD	115	109,044
Amazon.com, Inc., 3.150%, 08/22/27	USD	45	49,720
American Express Credit Corp., 3.300%, 05/03/27	USD	75	82,967

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

Apple, Inc., 3.000%, 06/20/27	USD	100	$109,947
Ball Corp., 4.875%, 03/15/26	USD	50	55,688
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	60	61,024
3.248%, 10/21/27	USD	90	97,626
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	45	47,137
Constellation Brands, Inc., 4.250%, 05/01/23	USD	85	90,668
Dell International LLC, 5.300%, 10/01/29	USD	85	102,564
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	125	104,555
Johnson & Johnson, 3.625%, 03/03/37	USD	50	58,338
Johnson Controls International PLC, 1.750%, 09/15/30	USD	50	48,150
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	120	131,936
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	55	60,898
McDonald’s Corp., 3.125%, 03/04/25	CAD	110	94,091
Microsoft Corp., 3.500%, 11/15/42	USD	65	75,123
Morgan Stanley, 3.625%, 01/20/27	USD	100	110,882
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	50	51,381
PepsiCo, Inc., 2.875%, 10/15/49	USD	80	82,519
Pfizer, Inc., 2.625%, 04/01/30	USD	90	95,847

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

Prologis LP, 1.250%, 10/15/30	USD	105	$98,794
Sealed Air Corp., 4.875%, 12/01/22	USD	45	46,800
Service Corp. International, 4.625%, 12/15/27	USD	60	63,450
Starbucks Corp., 4.450%, 08/15/49	USD	85	105,431
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	85	82,551
The Home Depot, Inc., 5.875%, 12/16/36	USD	70	100,003
The Procter & Gamble Co., 1.200%, 10/29/30	USD	60	57,217
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	100	102,494
United Rentals North America, Inc., 4.875%, 01/15/28	USD	60	63,630
Verizon Communications, Inc., 3.875%, 02/08/29	USD	125	142,804
Visa, Inc., 0.750%, 08/15/27	USD	45	43,618
			2,741,430
Total Corporate Bonds (Cost $3,347,281)			3,425,543

Foreign Government Obligations | 48.9%

Australia | 2.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	155	111,747
Queensland Treasury Corp., 1.250%, 03/10/31 (#)	AUD	155	111,566
			223,313

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

Bahamas | 1.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	5	$5,262
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	124,180
			129,442
Bermuda | 2.4%
Government of Bermuda, 3.717%, 01/25/27	USD	200	217,534

Canada | 4.0%
City of Vancouver, 2.900%, 11/20/25	CAD	90	77,816
Export Development Canada, 1.650%, 07/31/24	CAD	120	99,269
Province of Quebec:
2.500%, 04/20/26	USD	40	42,838
1.850%, 02/13/27	CAD	170	140,787
			360,710
Chile | 3.6%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	30,000	43,187
2.300%, 10/01/28 (#)	CLP	135,000	159,104
Republic of Chile, 0.830%, 07/02/31	EUR	100	120,117
			322,408
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	46,137

Czech Republic | 3.1%
Czech Republic, 2.000%, 10/13/33	CZK	6,040	285,208

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

Hungary | 3.6%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	25,370	$88,312
3.000%, 10/27/27	HUF	25,210	88,828
2.250%, 04/20/33	HUF	28,620	90,918
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	45	56,537
			324,595
Italy | 1.1%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36 (#)	EUR	83	101,421

Japan | 2.2%
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	200	200,575

Mexico | 1.6%
Mexican Bonos, 7.500%, 06/03/27	MXN	1,630	85,296
United Mexican States, 6.750%, 02/06/24	GBP	35	55,551
			140,847
Morocco | 1.2%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	111,075

Netherlands | 2.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	200	196,918

New Zealand | 3.4%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	120	92,351
New Zealand Local Government Funding Agency Bonds, 2.000%, 04/15/37	NZD	80	50,557

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

New Zealand Local Government Funding Agency Bonds, 1.500%, 04/20/29	NZD	240	$162,024
			304,932
Norway | 2.6%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	119,027
2.350%, 09/04/24	NOK	1,000	119,629
			238,656
Panama | 2.0%
Republic of Panama, 8.875%, 09/30/27	USD	130	179,221

Peru | 1.1%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	365	99,185

Poland | 1.9%
Poland Government Bonds:
2.500%, 07/25/27	PLN	318	88,810
2.750%, 10/25/29	PLN	299	85,894
			174,704
Romania | 3.7%
Romanian Government Bonds:
4.750%, 02/24/25	RON	695	179,447
3.650%, 09/24/31	RON	360	87,502
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	50	69,663
			336,612
Singapore | 1.1%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	110	96,200

Spain | 1.1%
Spain Government Bonds, 1.200%, 10/31/40 (#)	EUR	83	99,837

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

Thailand | 1.0%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,110	$89,823

United Kingdom | 1.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	65	98,309
1.500%, 07/22/47	GBP	32	46,823
			145,132
Total Foreign Government Obligations (Cost $4,445,722)			4,424,485

Quasi Government Bonds | 1.4%

Germany | 1.4%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost 125,987)	USD	125	128,885

Supranational Bonds | 10.0%
Asian Development Bank, 2.125%, 03/19/25	USD	60	63,118
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	55	56,800
European Investment Bank, 1.000%, 01/28/28	CAD	130	101,497
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,160,000	84,176
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	115	96,447
2.500%, 08/03/23	CAD	20	16,773
1.900%, 01/16/25	CAD	70	58,283
2.900%, 11/26/25	AUD	135	109,972

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Global Fixed Income Portfolio (continued)

International Bank for Reconstruction & Development MTN, 1.250%, 03/16/26	NOK	810	$93,646
International Finance Corp., 2.125%, 04/07/26	USD	120	126,914
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	142	97,755

Total Supranational Bonds (Cost $884,003)			905,381

US Municipal Bonds | 1.2%

California | 1.2%
State of California:
4.500%, 04/01/33	USD	45	53,156
7.550%, 04/01/39	USD	30	51,150
			104,306
Total US Municipal Bonds (Cost $96,570)			104,306

US Treasury Securities | 0.4%
US Treasury Notes, 0.625%, 08/15/30 (Cost 32,631)	USD	35	32,607

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

		Fair
Description	Shares	Value

Lazard Global Fixed Income Portfolio (continued)

Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $103,131)	103,131	$103,131

Total Investments | 100.9% (Cost $9,035,325) (»)		$9,124,338

Liabilities in Excess of Cash and Other Assets | (0.9)%		(78,684)

Net Assets | 100.0%		$9,045,654

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	63,094	USD	49,500	JPM	07/16/21	$—	$2,179
AUD	75,017	USD	58,061	JPM	07/16/21	—	1,798
AUD	105,539	USD	81,909	JPM	07/16/21	—	2,755
AUD	135,502	USD	105,383	JPM	07/16/21	—	3,756
CAD	78,913	USD	65,285	HSB	07/16/21	—	1,626
CAD	77,692	USD	61,984	MSC	07/16/21	691	—
CHF	36,425	USD	39,594	HSB	07/16/21	—	212
CHF	61,997	USD	67,392	JPM	07/16/21	—	361
CNH	2,768,949	USD	421,437	HSB	07/16/21	6,337	—
CNH	1,789,642	USD	278,957	HSB	09/03/21	—	3,399
CZK	358,669	USD	17,167	HSB	07/16/21	—	491
CZK	1,631,277	USD	77,300	JPM	07/16/21	—	1,455
EUR	43,544	USD	52,184	CIT	07/16/21	—	537
EUR	29,816	USD	35,382	HSB	07/16/21	—	17
EUR	1,058,603	USD	1,268,535	HSB	07/16/21	—	12,926
EUR	67,547	USD	81,000	JPM	07/16/21	—	882
EUR	100,146	USD	120,011	MSC	07/16/21	—	1,228
GBP	19,786	USD	28,000	JPM	07/16/21	—	628
GBP	45,540	USD	64,653	JPM	07/16/21	—	1,655
GBP	55,103	USD	75,987	JPM	07/16/21	241	—
HUF	7,990,156	USD	27,512	JPM	07/16/21	—	555
HUF	30,527,737	USD	106,654	JPM	07/16/21	—	3,657
IDR	11,365,000	USD	778	JPM	09/30/21	1	—
INR	3,498,117	USD	46,676	JPM	09/30/21	—	75
JPY	44,497,629	USD	409,810	CIT	07/16/21	—	9,229
JPY	94,403,323	USD	869,436	HSB	07/16/21	—	19,588
JPY	9,313,280	USD	85,772	JPM	07/16/21	—	1,931
KRW	118,308,720	USD	104,764	JPM	08/10/21	271	—
MXN	276,625	USD	13,760	JPM	07/16/21	94	—
MXN	714,092	USD	35,600	JPM	07/16/21	161	—
NOK	1,011,275	USD	118,308	HSB	07/16/21	—	848
NZD	67,872	USD	49,500	HSB	07/16/21	—	2,059
NZD	44,004	USD	31,444	JPM	07/16/21	—	686
NZD	62,670	USD	44,860	JPM	07/16/21	—	1,054
PHP	2,245,608	USD	45,901	HSB	09/30/21	—	30

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Lazard Global Fixed Income Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

PLN	222,793	USD	60,200	HSB	07/16/21	$—	$1,766
PLN	102,223	USD	27,449	JPM	07/16/21	—	638
RON	61,475	USD	14,828	HSB	07/16/21	—	40
RUB	1,899,971	USD	25,563	JPM	07/16/21	368	—
SEK	457,176	USD	54,243	JPM	07/16/21	—	816
THB	885,374	USD	28,378	HSB	07/16/21	—	755
USD	97,585	AUD	126,128	CIT	07/16/21	2,989	—
USD	20,853	AUD	26,885	HSB	07/16/21	689	—
USD	25,700	AUD	33,455	HSB	07/16/21	609	—
USD	169,805	AUD	219,506	HSB	07/16/21	5,175	—
USD	190,794	AUD	246,575	JPM	07/16/21	5,861	—
USD	69,025	AUD	89,222	MSC	07/16/21	2,107	—
USD	191,304	CAD	239,796	CIT	07/16/21	—	2,140
USD	21,100	CAD	25,730	HSB	07/16/21	344	—
USD	222,493	CAD	278,868	HSB	07/16/21	—	2,471
USD	53,200	CAD	64,172	JPM	07/16/21	1,432	—
USD	73,157	CAD	91,701	JPM	07/16/21	—	819
USD	100,146	CAD	124,167	JPM	07/16/21	—	19
USD	101,534	CAD	125,854	JPM	07/16/21	7	—
USD	17,400	CHF	15,621	HSB	07/16/21	511	—
USD	215,878	CLP	151,207,189	CIT	09/15/21	10,392	—
USD	33,317	COP	126,104,841	CIT	08/10/21	—	222
USD	36,504	CZK	789,127	HSB	07/16/21	—	185
USD	230,773	CZK	4,988,802	JPM	07/16/21	—	1,176
USD	46,800	EUR	38,579	HSB	07/16/21	1,041	—
USD	51,000	EUR	42,019	HSB	07/16/21	1,161	—
USD	63,000	EUR	51,623	HSB	07/16/21	1,770	—
USD	158,419	EUR	132,202	HSB	07/16/21	1,614	—
USD	27,700	EUR	22,743	JPM	07/16/21	725	—
USD	29,100	GBP	20,534	HSB	07/16/21	694	—
USD	9,900	GBP	7,140	JPM	07/16/21	23	—
USD	13,535	GBP	9,815	JPM	07/16/21	—	43
USD	13,211	HUF	3,984,143	HSB	07/16/21	—	231
USD	90,059	HUF	26,968,597	HSB	07/16/21	—	930
USD	253,963	HUF	76,595,190	JPM	07/16/21	—	4,461
USD	61,000	JPY	6,726,988	CIT	07/16/21	442	—
USD	26,600	JPY	2,927,941	HSB	07/16/21	242	—

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	41,300	JPY	4,511,488	HSB	07/16/21	$686	$—
USD	39,040	MXN	790,743	HSB	07/16/21	—	559
USD	97,274	NOK	812,380	HSB	07/16/21	2,915	—
USD	360,073	NOK	3,010,441	JPM	07/16/21	10,409	—
USD	83,109	NZD	116,322	CIT	07/16/21	1,802	—
USD	110,320	NZD	154,431	HSB	07/16/21	2,374	—
USD	85,686	NZD	119,937	JPM	07/16/21	1,851	—
USD	95,850	NZD	133,044	JPM	07/16/21	2,854	—
USD	90,832	PEN	346,707	JPM	08/10/21	528	—
USD	150,316	PLN	569,923	HSB	07/16/21	836	—
USD	43,005	PLN	163,064	JPM	07/16/21	236	—
USD	15,600	RON	63,438	HSB	07/16/21	339	—
USD	132,785	RON	548,347	HSB	07/16/21	874	—
USD	4,597	SEK	38,748	JPM	07/16/21	69	—
USD	8,721	SGD	11,641	HSB	07/16/21	64	—
USD	77,230	SGD	103,102	JPM	07/16/21	557	—
USD	45,010	THB	1,447,194	HSB	07/16/21	—	143
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$72,386	$93,031

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio

Corporate Bonds | 86.0%

Aerospace & Defense | 0.7%
The Boeing Co., 4.875%, 05/01/25	$1,500	$1,680,702
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	507,500
		2,188,202
Airlines | 0.4%
Continental Airlines Pass Through Trust, 4.150%, 04/11/2024	1,213	1,287,971

Auto Components | 2.0%
BorgWarner, Inc., 5.000%, 10/01/25 (#)	1,925	2,208,986
Tenneco, Inc., 5.000%, 07/15/26	2,100	2,088,870
The Goodyear Tire & Rubber Co.: 5.000%, 05/31/26	250	256,499
5.250%, 07/15/31 (#)	1,500	1,567,500
		6,121,855
Automobiles | 1.1%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	983,500
Stellantis NV, 5.250%, 04/15/23	2,000	2,156,560
		3,140,060
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,859,375

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Capital Markets | 0.7%
Icahn Enterprises LP, 6.250%, 05/15/26	$1,500	$1,591,500
MPT Operating Partnership LP, 3.500%, 03/15/31	500	504,995
		2,096,495
Chemicals | 2.1%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,800,469
Methanex Corp., 5.125%, 10/15/27	1,000	1,080,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	982,949
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,500,000
WR Grace & Co-Conn, 4.875%, 06/15/27 (#)	1,000	1,060,300
		6,423,718
Commercial Services & Supplies | 5.3%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,980,000
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,050,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,990,250
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	2,095,000
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,745,625
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,847,160
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	2,112,500

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	$1,500	$1,455,000
The ADT Security Corp., 4.125%, 06/15/23	500	526,250
		15,801,785
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,863,990

Consumer Finance | 0.4%
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,000	1,060,777

Containers & Packaging | 3.7%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	1,189,890
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,239,000
Ball Corp., 4.000%, 11/15/23	2,100	2,223,123
Crown Americas LLC: 4.500%, 01/15/23	1,550	1,623,625
4.250%, 09/30/26	500	536,250
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,612,000
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,768,000
Silgan Holdings, Inc., 4.125%, 02/01/28	100	103,750
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	931,875
		11,227,513
Diversified Consumer Services | 0.7%
Service Corp. International, 4.625%, 12/15/27	2,000	2,115,000

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Diversified Financial Services | 1.8%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	$1,700	$1,698,810
Level 3 Financing, Inc.: 4.250%, 07/01/28 (#)	1,000	1,014,760
3.625%, 01/15/29 (#)	1,000	965,000
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,791,563
		5,470,133
Diversified Telecommunication Services | 3.0%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,586,250
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,342,296
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	1,122,000
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,035,000
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,986,240
		9,071,786
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,474,050

Electrical Equipment | 1.6%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	2,000	1,935,000
Sensata Tech, Inc., 4.375%, 02/15/30 (#)	1,100	1,159,226
Sensata Technologies, Inc., 3.750%, 02/15/31 (#)	250	247,207
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,507,500
		4,848,933

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Entertainment | 0.9%
Live Nation Entertainment, Inc.: 4.875%, 11/01/24 (#)	$1,550	$1,574,800
3.750%, 01/15/28 (#)	500	502,210
Netflix, Inc., 4.375%, 11/15/26	500	568,610
		2,645,620
Equity Real Estate Investment Trusts (REITs) | 4.0%
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	2,037,200
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,511,250
Iron Mountain, Inc.: 4.875%, 09/15/29 (#)	500	516,100
4.500%, 02/15/31 (#)	1,250	1,265,625
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,921,500
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,551,675
RHP Hotel Properties L.P. / RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,751,435
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,560,330
		12,115,115
Food & Staples Retailing | 2.2%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,483,125
Ingles Markets, Inc., 5.750%, 06/15/23	633	633,949
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,669,574
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,808,935
		6,595,583

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Food Products | 2.4%
B&G Foods, Inc., 5.250%, 04/01/25	$1,500	$1,540,650
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,069,560
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,996,700
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,736,875
		7,343,785
Gas Utilities | 0.6%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,693,375

Health Care Equipment & Supplies | 1.3%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	1,800	1,863,000
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,100,000
		3,963,000
Health Care Providers & Services | 4.5%
Centene Corp., 3.375%, 02/15/30	1,500	1,567,980
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	2,056,440
Encompass Health Corp., 5.125%, 03/15/23	517	518,292
HCA, Inc., 3.500%, 09/01/30	2,000	2,130,740
Indigo Merger Sub, Inc., 2.875%, 07/15/26 (#)	200	203,162
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,265,000
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,778,625

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Tenet Healthcare Corp.: 4.625%, 07/15/24	$750	$761,025
4.875%, 01/01/26 (#)	1,000	1,037,200
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	2,094,750
		13,413,214
Hotels, Restaurants & Leisure | 7.6%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	2,126,250
Boyd Gaming Corp.: 4.750%, 12/01/27	850	879,750
4.750%, 06/15/31 (#)	250	259,375
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,105,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,596,500
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,542,000
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,638,577
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,975,000
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,561,875
MGM Resorts International, 4.625%, 09/01/26	800	845,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,806,875
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,868,500
Station Casinos LLC, 5.000%, 10/01/25 (#)	899	912,485
Travel + Leisure Co., 6.625%, 07/31/26 (#)	100	113,300
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	2,153,720

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Yum! Brands, Inc., 4.625%, 01/31/32	$1,500	$1,575,000
		22,959,207
Household Durables | 0.3%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,000	1,012,450

Household Products | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,229,700
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,844,550
		3,074,250
Independent Power & Renewable Electricity Producers | 1.1%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,530,000
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,893,763
		3,423,763
Interactive Media & Services | 0.5%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,328,125

IT Services | 0.5%
Square, Inc., 3.500%, 06/01/31 (#)	1,450	1,462,688

Machinery | 1.6%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,864,592
Amsted Industries, Inc.: 5.625%, 07/01/27 (#)	750	790,313
4.625%, 05/15/30 (#)	1,000	1,025,000
Terex Corp., 5.000%, 05/15/29 (#)	1,000	1,042,500
		4,722,405

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Media | 10.5%
AMC Networks, Inc., 4.250%, 02/15/29	$1,000	$1,008,750
CCO Holdings LLC: 5.125%, 05/01/27 (#)	500	524,450
4.750%, 03/01/30 (#)	1,500	1,586,250
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	2,050,440
CSC Holdings LLC, 4.500%, 11/15/31 (#)	1,000	1,006,140
CSC Holdings LLC, 7.500%, 04/01/28 (#)	1,690	1,854,775
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	971,250
Entercom Media Corp., 6.750%, 03/31/29 (#)	1,500	1,556,423
GCI LLC, 4.750%, 10/15/28 (#)	250	255,875
Lamar Media Corp., 3.625%, 01/15/31 (#)	1,500	1,466,250
Meredith Corp., 6.875%, 02/01/26	1,567	1,629,680
Nexstar Broadcasting, Inc., 5.625%, 07/15/27 (#)	1,500	1,590,000
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,381,397
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,488,045
Sinclair Television Group, Inc.: 5.125%, 02/15/27 (#)	1,750	1,756,563
4.125%, 12/01/30 (#)	1,000	982,500
Sirius XM Radio, Inc., 5.000%, 08/01/27 (#)	1,750	1,833,562
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,831,340

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Univision Communications, Inc., 5.125%, 02/15/25 (#)	$2,000	$2,040,400
Videotron, Ltd.: 5.000%, 07/15/22	1,558	1,620,476
5.125%, 04/15/27 (#)	500	522,500
Virgin Media Secured Finance PLC, 5.500%, 08/15/26 (#)	1,750	1,804,687
		31,761,753
Metals & Mining | 3.1%
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,867,657
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,903,125
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,392,500
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,575,000
Steel Dynamics, Inc., 5.000%, 12/15/26	1,550	1,622,754
		9,361,036
Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,756,073

Oil, Gas & Consumable Fuels | 6.2%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,537,965
Devon Energy Corp., 5.250%, 10/15/27 (#)	65	70,062
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,379,416
Energy Transfer Operating LP, 5.875%, 01/15/24	750	831,078
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,824,375

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Holly Energy Partners LP, 5.000%, 02/01/28 (#)	$500	$511,250
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,533,750
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,789,375
Ovintiv Exploration, Inc., 5.625%, 07/01/24	1,600	1,781,469
Range Resources Corp., 5.000%, 08/15/22	950	968,079
Southwestern Energy Co., 6.450%, 01/23/25	1,800	1,992,600
Sunoco LP, 5.500%, 02/15/26	1,700	1,751,850
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,271,875
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/32 (#)	1,500	1,542,975
		18,786,119
Pharmaceuticals | 0.5%
Bausch Health Cos., Inc.: 5.000%, 02/15/29 (#)	1,500	1,398,750
5.250%, 02/15/31 (#)	100	93,345
		1,492,095
Professional Services | 1.2%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,571,309
Nielsen Finance LLC: 5.625%, 10/01/28 (#)	1,000	1,056,090
5.875%, 10/01/30 (#)	1,000	1,088,423
		3,715,822
Software | 1.5%
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,501,425

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

J2 Global, Inc., 4.625%, 10/15/30 (#)	$1,500	$1,552,950
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,562,685
		4,617,060
Specialty Retail | 1.7%
Asbury Automotive Group, Inc., 4.500%, 03/01/28	987	1,014,143
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	1,017,500
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,760,922
QVC, Inc., 4.750%, 02/15/27	1,250	1,325,462
		5,118,027
Technology Hardware, Storage & Peripherals | 2.7%
Clarivate Science Holdings Corp., 3.875%, 06/30/28 (#)	1,200	1,210,932
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,564,192
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,058,125
Seagate HDD Cayman, 4.091%, 06/01/29 (#)	2,083	2,135,075
Western Digital Corp., 4.750%, 02/15/26	2,000	2,222,500
		8,190,824
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,855,000

Trading Companies & Distributors | 2.8%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,127,181
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,572,660

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (concluded)

Herc Holdings, Inc., 5.500%, 07/15/27 (#)	$1,500	$1,581,330
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,914,420
United Rentals North America, Inc.: 5.500%, 05/15/27	1,000	1,060,000
3.875%, 11/15/27	1,100	1,155,803
		8,411,394
Wireless Telecommunication Services | 0.9%
Sprint Corp., 7.125%, 06/15/24	500	576,875
T-Mobile USA, Inc., 3.500%, 04/15/31	2,000	2,069,100
		2,645,975
Total Corporate Bonds (Cost $251,788,545)		259,515,401

		Fair
Description	Shares	Value

Exchange-Traded Funds | 7.9%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $23,042,937)	1,222,805	$23,893,610

Short-Term Investments | 6.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $18,351,274)	18,351,274	$18,351,274

Total Investments | 100.0% (Cost $293,182,756)		$301,760,285

Liabilities in Excess of Cash and Other Assets | 0.0%		(125,475)

Net Assets | 100.0%		$301,634,810

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

	Principal
	Amount	Fair
Description	(000)	Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 2.8%

Automobiles | 1.1%
Nissan Auto Lease Trust, 2.270%, 07/15/22	$952	$954,687

Specialty Retail | 1.7%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,400	1,409,728

Total Asset-Backed Securities (Cost $2,351,486)		2,364,415

Corporate Bonds | 13.9%

Banks | 3.3%
Bank of America Corp., 3.300%, 01/11/23	2,650	2,765,938

Capital Markets | 8.7%
Morgan Stanley:
5.500%, 07/28/21	2,875	2,886,022
2.750%, 05/19/22	800	817,840
The Goldman Sachs Group, Inc., 5.250%, 07/27/21	3,488	3,500,136
		7,203,998
Internet & Direct Marketing Retail | 1.9%
eBay, Inc., 2.750%, 01/30/23	1,545	1,598,823

Total Corporate Bonds (Cost $11,457,778)		11,568,759

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

	Principal
	Amount	Fair
Description	(000)	Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

US Government Securities | 0.7%

Mortgage-Backed Securities | 0.7%
Federal National Mortgage Association: Pool# FM1033, 4.500%, 01/01/27 (Cost $ 577,465)	$557	$584,596

US Treasury Securities | 81.7%
US Treasury Notes:
1.500%, 01/31/22	9,725	9,807,055
1.875%, 01/31/22	6,090	6,154,468
1.875%, 07/31/22	9,035	9,207,230
1.875%, 10/31/22	20,060	20,520,753
2.000%, 11/30/22	14,590	14,967,288
0.125%, 01/31/23	7,525	7,517,652

Total US Treasury Securities (Cost $68,177,040)		68,174,446

		Fair
Description	Shares	Value

Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $286,723)	286,723	286,723

Total Investments | 99.4% (Cost $82,850,492)		$82,978,939

Cash and Other Assets in Excess of Liabilities | 0.6%		517,051

Net Assets | 100.0%		$83,495,990

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2021 (unaudited)

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2021.
(¶)	Date shown is the next perpetual call date.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2021, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Debt	6.0%
Global Fixed Income	3.8%
U.S. Corporate Income	56.2%

(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2021 which may step up at a future date.
(«)	Issue in default.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
BBSW	—	Bank Bill Swap Reference Rate
ETF	—	Exchange-Traded Fund
LIBOR	—	London Interbank Offered Rate
NTN- F	—	Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

Currency Abbreviations:

AUD	—	Australian Dollar	MXN	—	Mexican New Peso
BRL	—	Brazilian Real	MYR	—	Malaysian Ringgit
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
CLP	—	Chilean Peso	PEN	—	Peruvian Nuevo Sol
CNH	—	Chinese Yuan Renminbi	PHP	—	Philippine Peso
CNY	—	Chinese Yuan	PLN	—	Polish Zloty
COP	—	Colombian Peso	RON	—	New Romanian Leu
CZK	—	Czech Koruna	RUB	—	Russian Ruble
EGP	—	Egyptian Pound	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound Sterling	THB	—	Thai Baht
HUF	—	Hungarian Forint	TRY	—	New Turkish Lira
IDR	—	Indonesian Rupiah	UAH	—	Ukrainian hryvnia
INR	—	Indian Rupee	USD	—	United States Dollar
JPY	—	Japanese Yen	UYU	—	Uruguayan Peso
KRS	—	South Korean Won	ZAR	—	South African Rand
KZT	—	Kazakhstan Tenge

Counterparty Abbreviations:
BOA	—	Bank of America NA	MSC	—	Morgan Stanley & Co.
BRC	—	Barclays Bank PLC	SCB	—	Standard Chartered Bank
CIT	—	Citibank NA	SSB	—	State Street Bank & Trust Co.
HSB	—	HSBC Bank USA NA	UBS	—	UBS AG
JPM	—	JPMorgan Chase Bank NA

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard	Lazard
	Emerging	Global Fixed
	Markets Debt	Income
Industry†	Portfolio	Portfolio

Corporate & Quasi Government Bonds
Automobiles	—%	2.2%
Banks	1.4	4.6
Beverages	—	1.9
Building Products	—	0.5
Capital Markets	—	4.2
Commercial Services & Suppliers	—	0.5
Consumer Finance	—	1.4
Containers & Packaging	—	1.1
Diversified Consumer Services	—	0.7
Diversified Telecommunication Services	—	1.6
Electrical Equipment	—	1.2
Electronic Equipment, Instruments & Components	—	0.1
Equity Real Estate Investment Trusts (REITs)	—	1.1
Food & Staples Retailing	—	1.6
Hotels, Restaurants & Leisure	—	2.2
Household Products	—	1.3
Interactive Media & Services	—	1.2
Internet & Direct Marketing Retail	—	0.6
IT Services	—	0.5
Machinery	—	1.7
Oil, Gas & Consumable Fuels	3.3	—
Pharmaceuticals	—	1.7
Software	—	2.1
Specialty Retail	—	1.1
Technology Hardware, Storage & Peripherals	—	2.4
Trading Companies & Distributors	—	0.7
Transportation Infrastructure	1.9	—
Wireless Telecommunication Services	—	1.1
Subtotal	6.6	39.3
Foreign Government Obligations	86.0	48.9
Supranational Bonds	0.1	10.0
US Municipal Bonds	—	1.2
US Treasury Securities	—	0.4
Short-Term Investments	6.1	1.1
Total Investments	98.8%	100.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   61

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2021	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio

ASSETS
Investments in securities, at fair value	$20,936,768	$9,124,338
Cash	300,633	—
Foreign currency, at fair value	228,375	15,536
Receivables for:
Dividends and interest	339,164	78,718
Capital stock sold	—	5
Investments sold	165,697	106,646
Amount due from Investment Manager (Note 3)	11,687	8,996
Cash collateral due from broker on swaps	10,664	—
Gross unrealized appreciation on forward currency contracts	43,374	72,386
Total assets	22,036,362	9,406,625

LIABILITIES
Payables for:
Management fees	—	—
Accrued custodian fees	94,596	31,589
Accrued professional services	48,344	28,444
Accrued directors’ fees	5,656	1,344
Accrued distribution fees	91	9
Investments purchased	604,618	205,612
Capital stock redeemed	3,279	171
Dividends	2,499	—
Variation margin on centrally cleared swap	103	—
Gross unrealized depreciation on forward currency contracts	69,717	93,031
Other accrued expenses and payables	17,584	771
Total liabilities	846,487	360,971
Net assets	$21,189,875	$9,045,654

NET ASSETS
Paid in capital	$61,322,973	$8,824,876
Distributable earnings (Accumulated loss)	(40,133,098)	220,778
Net assets	$21,189,875	$9,045,654

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Lazard US
Lazard	Short Duration
US Corporate	Fixed Income
Income Portfolio	Portfolio

$301,760,285	$82,978,939
524,728	—
—	—

3,398,554	482,182
718,493	—
—	7,628,900
—	—
—	—

—	—
306,402,060	91,090,021

105,730	9,536
68,824	26,765
31,739	27,258
6,756	3,004
833	6
4,460,055	7,522,751
49,488	1,019
23,709	876
—	—

—	—
20,116	2,816
4,767,250	7,594,031
$301,634,810	$83,495,990

$301,442,025	$83,553,149
192,785	(57,159)
$301,634,810	$83,495,990

Semi-Annual Report   63

June 30, 2021	Lazard Emerging Markets Debt Portfolio		Lazard Global Fixed Income Portfolio

Institutional Shares
Net assets	$20,787,312		$9,006,916
Shares of capital stock outstanding*	1,342,698		985,698
Net asset value, offering and redemption price per share	$15.48		$9.14

Open Shares
Net assets	$401,357		$38,738
Shares of capital stock outstanding*	25,656		4,237
Net asset value, offering and redemption price per share	$15.64		$9.14

R6 Shares
Net assets	$1,206		—
Shares of capital stock outstanding*	73	†	—
Net asset value, offering and redemption price per share*	$16.60		—

Cost of investments in securities	$21,323,583		$9,035,325
Cost of foreign currency	$232,869		$15,965

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

		Lazard US
Lazard		Short Duration
US Corporate		Fixed Income
Income Portfolio		Portfolio

$297,680,894		$83,471,891
15,038,937		8,461,494

$19.79		$9.86

$3,952,687		$24,099
198,756		2,441

$19.89		$9.87

$1,229		—
62	†	—

$19.87		—

$293,182,756		$82,850,492
$—		$—

Semi-Annual Report   65

The Lazard Funds, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Emerging Markets	Global Fixed
For the Six Months Ended June 30, 2021	Debt Portfolio	Income Portfolio

Investment Income (Loss)

Income
Interest	$506,767	$96,168
Dividends	—	—
Total investment income*	506,767	96,168

Expenses
Management fees (Note 3)	74,811	23,506
Custodian fees	57,977	18,945
Professional services	33,955	20,772
Administration fees	15,852	13,626
Registration fees	32,879	22,486
Shareholders’ services	5,119	4,728
Directors’ fees and expenses	4,070	2,687
Shareholders’ reports	7,983	4,120
Distribution fees (Open Shares)	485	57
Other^	158	62
Total gross expenses	233,289	110,989
Management fees waived and expenses reimbursed	(141,902)	(77,962)
Total net expenses	91,387	33,027
Net investment income (loss)	415,380	63,141

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on: Investments**	165,134	203,158
Foreign currency transactions	(28,966)	(2,555)
Forward currency contracts	9,883	(147,385)
Futures contracts	(14,878)	—
Swap agreements	(12)	—
Total net realized gain (loss)	131,161	53,218
Net change in unrealized appreciation (depreciation) on:
Investments†	(815,680)	(506,929)
Foreign currency translations	(13,954)	(2,811)
Forward currency contracts	(69,653)	25,100
Swap agreements	(15,061)	—
Total net change in unrealized appreciation (depreciation)	(914,348)	(484,640)
Net realized and unrealized gain (loss)	(783,187)	(431,422)
Net increase (decrease) in net assets resulting from operations	$(367,807)	$(368,281)
* Net of foreign withholding taxes of	$10,754	$158
** Net of foreign capital gains taxes of	$5,693	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$11,908	$—
^ Includes interest on line of credit of	$—	$10

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard US
Lazard	Short Duration
US Corporate	Fixed Income
Income Portfolio	Portfolio

$6,037,691	$343,697
422,418	—
6,460,109	343,697

819,954	102,731
50,061	18,617
35,072	24,848
33,151	18,175
18,440	25,247
11,180	6,226
9,724	4,627
8,743	4,268
4,732	33
9,662	4,296
1,000,719	209,068
(174,383)	(44,155)
826,336	164,913
5,633,773	178,784

859,193	240,629
—	—
—	—
—	—
—	—
859,193	240,629

(897,367)	(496,335)
—	—
—	—
—	—
(897,367)	(496,335)
(38,174)	(255,706)

$5,595,599	$(76,922)
—	—
—	—

—	—
—	—

Semi-Annual Report   67

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$415,380	$1,721,818
Net realized gain (loss)	131,161	(3,495,212)
Net change in unrealized appreciation (depreciation)	(914,348)	(1,397,976)
Net increase (decrease) in net assets resulting from operations	(367,807)	(3,171,370)

Distributions to shareholders (Note 2(g))
Net investment income and net realized gains
Institutional Shares	(402,707)	—
Open Shares	(7,069)	—
R6 Shares	(23)	—
Return of capital
Institutional Shares	—	(1,538,228)
Open Shares	—	(14,630)
R6 Shares	—	(41)
Net decrease in net assets resulting from distributions	(409,799)	(1,552,899)

Capital stock transactions
Net proceeds from sales
Institutional Shares	1,643,664	6,071,916
Open Shares	19,320	138,222
Net proceeds from reinvestment of distributions Institutional Shares	388,780	1,412,389
Open Shares	6,049	12,838
R6 Shares	23	41
Cost of shares redeemed
Institutional Shares	(2,361,343)	(71,755,710)
Open Shares	(7,666)	(268,240)
Net increase (decrease) in net assets from capital stock transactions	(311,173)	(64,388,544)
Total increase (decrease) in net assets	(1,088,779)	(69,112,813)
Net assets at beginning of period	22,278,654	91,391,467
Net assets at end of period	$21,189,875	$22,278,654

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

$63,141	$126,368	$5,633,773	$12,080,958
53,218	323,617	859,193	(1,161,985)
(484,640)	430,612	(897,367)	2,196,558

(368,281)	880,597	5,595,599	13,115,531

(63,686)	(309,020)	(5,637,478)	(12,087,050)
(216)	(1,683)	(67,751)	(150,720)
—	—	(23)	(47)

—	—	—	—
—	—	—	—
—	—	—	—

(63,902)	(310,703)	(5,705,252)	(12,237,817)

1,969,699	5,232,553	16,000,741	45,657,501
53,954	6,239	259,101	1,472,978

63,641	308,584	5,494,682	11,769,610
216	1,683	53,701	115,990
—	—	23	47

(2,094,740)	(3,065,810)	(22,340,554)	(56,900,578)
(61,096)	(21,740)	(92,822)	(2,013,457)

(68,326)	2,461,509	(625,128)	102,091
(500,509)	3,031,403	(734,781)	979,805
9,546,163	6,514,760	302,369,591	301,389,786
$9,045,654	$9,546,163	$301,634,810	$302,369,591

Semi-Annual Report   69

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	1,364,341	5,641,531	•
Shares sold	106,613	427,424	•
Shares issued to shareholders from reinvestment of distributions	25,108	94,410	•
Shares redeemed	(153,364)	(4,799,024	)•
Net increase (decrease)	(21,643)	(4,277,190	)•
Shares outstanding at end of period	1,342,698	1,364,341

Open Shares
Shares outstanding at beginning of period	24,524	32,702	•
Shares sold	1,235	9,412	•
Shares issued to shareholders from reinvestment of distributions	387	859	•
Shares redeemed	(490)	(18,449	)•
Net increase (decrease)	1,132	(8,178	)•
Shares outstanding at end of period	25,656	24,524

R6 Shares
Shares outstanding at beginning of period	71	69	•
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	2	2	•
Net increase (decrease)	2	2	•
Shares outstanding at end of period	73	71

•	Shares and share transactions of Lazard Emerging Markets Debt Portfolio and Lazard US Corporate Income Portfolio were adjusted to reflect a 1:2 and 1:4 reverse share split, respectively, effective November 17, 2020.

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

989,793	710,971	15,080,446	15,103,284	•
215,580	577,637	813,798	2,383,359	•

6,904	32,641	279,003	617,982	•
(226,579)	(331,456)	(1,134,310)	(3,024,179	)•
(4,095)	278,822	(41,509)	(22,838	)•
985,698	989,793	15,038,937	15,080,446

5,032	6,518	187,617	210,905	•
5,646	684	13,110	75,398	•

23	178	2,714	6,070	•
(6,464)	(2,348)	(4,685)	(104,756	)•
(795)	(1,486)	11,139	(23,288	)•
4,237	5,032	198,756	187,617

—	—	61	58	•
—	—	—	—

—	—	1	3	•
—	—	1	3	•
—	—	62	61

Semi-Annual Report   71

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$178,784	$1,153,865
Net realized gain (loss)	240,629	720,754
Net change in unrealized appreciation (depreciation)	(496,335)	455,774
Net increase (decrease) in net assets resulting from operations	(76,922)	2,330,393

Distributions to shareholders (Note 2(g))
Net investment income and net realized gains
Institutional Shares	(177,813)	(1,153,515)
Open Shares	(27)	(282)
Net decrease in net assets resulting from distributions	(177,840)	(1,153,797)

Capital stock transactions
Net proceeds from sales
Institutional Shares	5,680,641	25,806,667
Open Shares	4,189	56,978
Net proceeds from reinvestment of distributions
Institutional Shares	161,992	1,072,523
Open Shares	27	273
Cost of shares redeemed
Institutional Shares	(9,861,627)	(36,405,739)
Open Shares	(9,378)	(43,603)
Net increase (decrease) in net assets from capital stock transactions	(4,024,156)	(9,512,901)
Total increase (decrease) in net assets	(4,278,918)	(8,336,305)
Net assets at beginning of period	87,774,908	96,111,213
Net assets at end of period	$83,495,990	$87,774,908

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	8,867,736	9,832,361
Shares sold	575,459	2,607,117
Shares issued to shareholders from reinvestment of distributions	16,396	108,370
Shares redeemed	(998,097)	(3,680,112)
Net increase (decrease)	(406,242)	(964,625)
Shares outstanding at end of period	8,461,494	8,867,736

Open Shares
Shares outstanding at beginning of period	2,964	1,587
Shares sold	423	5,762
Shares issued to shareholders from reinvestment of distributions	3	28
Shares redeemed	(949)	(4,413)
Net increase (decrease)	(523)	1,377
Shares outstanding at end of period	2,441	2,964

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

The Lazard Funds, Inc. Financial Highlights

LAZARD EMERGING MARKETS DEBT PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Institutional Shares
Net asset value, beginning of period	$16.04	$16.10	$14.72	$16.86	$15.80	$15.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.30	0.64	0.80	0.92	0.92	0.96	^
Net realized and unrealized gain (loss)	(0.56)	(0.18)	1.36	(2.14)	1.06	0.38
Total from investment operations	(0.26)	0.46	2.16	(1.22)	1.98	1.34
Less distributions from:
Net investment income	(0.30)	—	(0.38)	(0.44)	(0.86)	(0.38)
Return of capital	—	(0.52)	(0.40)	(0.48)	(0.06)	(0.58)
Total distributions	(0.30)	(0.52)	(0.78)	(0.92)	(0.92)	(0.96)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$15.48	$16.04	$16.10	$14.72	$16.86	$15.80
Total Return (c)	–1.63%	3.19%	15.03%	–7.45%	12.69%	8.64	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,787	$21,880	$90,858	$143,015	$280,808	$240,833
Ratios to average net assets (d):
Net expenses	0.85%	0.92%	0.98%	0.93%	0.93%	0.96	%^
Gross expenses	2.15%	1.57%	1.08%	0.93%	0.93%	0.96%
Net investment income (loss)	3.89%	4.24%	5.15%	5.78%	5.52%	5.90	%^
Portfolio turnover rate	46%	133%	106%	97%	88%	118%

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Open Shares
Net asset value, beginning of period	$16.21	$16.26	$14.86	$17.00	$15.96	$15.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.29	0.61	0.78	0.94	0.88	0.92 ^
Net realized and unrealized gain (loss)	(0.58)	(0.15)	1.38	(2.20)	1.02	0.38
Total from investment operations	(0.29)	0.46	2.16	(1.26)	1.90	1.30
Less distributions from:
Net investment income	(0.28)	—	(0.38)	(0.40)	(0.80)	(0.36)
Return of capital	—	(0.51)	(0.38)	(0.48)	(0.06)	(0.56)
Total distributions	(0.28)	(0.51)	(0.76)	(0.88)	(0.86)	(0.92)
Net asset value, end of period	$15.64	$16.21	$16.26	$14.86	$17.00	$15.96
Total Return (c)	–1.75%	3.11%	14.85%	–7.59%	12.16%	8.27%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$401	$397	$532	$670	$6,520	$6,801
Ratios to average net assets (d):
Net expenses	1.05%	1.02%	1.18%	1.20%	1.22%	1.28%^
Gross expenses	3.14%	2.59%	2.91%	1.62%	1.36%	1.40%
Net investment income (loss)	3.70%	4.05%	4.91%	5.49%	5.21%	5.59%^
Portfolio turnover rate	46%	133%	106%	97%	88%	118%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 7/28/16# to
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16

R6 Shares
Net asset value, beginning of period	$17.19	$17.28	$15.76	$17.76	$15.80	$16.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.41	0.86	0.96	0.90	0.40 ^
Net realized and unrealized gain (loss)	(0.60)	0.09	1.50	(2.24)	1.08	(0.88)
Total from investment operations	(0.27)	0.50	2.36	(1.28)	1.98	(0.48)
Less distributions from:
Net investment income	(0.32)	—	(0.40)	(0.22)	(0.02)	(0.16)
Return of capital	—	(0.59)	(0.44)	(0.50)	— (b)	(0.24)
Total distributions	(0.32)	(0.59)	(0.84)	(0.72)	(0.02)	(0.40)
Net asset value, end of period	$16.60	$17.19	$17.28	$15.76	$17.76	$15.80
Total Return (c)	–1.54%	3.30%	15.22%	–7.24%	12.61%	–2.93%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1	$99,952	$1	$1,145
Ratios to average net assets (d):
Net expenses	0.80%	0.86%	0.93%	0.90%	0.90%	0.90%^
Gross expenses	277.81%	265.72%	1.09%	0.94%	43.88%	2.21%
Net investment income (loss)	3.70%	2.60%	5.18%	5.97%	5.71%	5.73%^
Portfolio turnover rate	46%	133%	106%	97%	88%	118%

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

†	Unaudited.
*	On November 17, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
#	The inception date for the R6 Shares was July 28, 2016.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. For Institutional Shares, there was a 0.14% impact on the total return and the impact on net expenses and net investment income (loss) ratios of the Portfolio was less than 0.005%. For Open and R6 Shares, there was no impact on the total return and the net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to the period custodian fees was offset against the period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

LAZARD GLOBAL FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$9.60	$9.08	$8.65	$9.04	$8.57	$8.74
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.14	0.19	0.20	0.20	0.20
Net realized and unrealized gain (loss)	(0.46)	0.72	0.43	(0.38)	0.47	(0.17)
Total from investment operations	(0.40)	0.86	0.62	(0.18)	0.67	0.03
Less distributions from:
Net investment income	(0.06)	(0.15)	(0.06)	(0.10)	—	(0.12)
Net realized gains	—	(0.19)	—	—	—	—
Return of capital	—	—	(0.13)	(0.11)	(0.20)	(0.08)
Total distributions	(0.06)	(0.34)	(0.19)	(0.21)	(0.20)	(0.20)
Net asset value, end of period	$9.14	$9.60	$9.08	$8.65	$9.04	$8.57
Total Return (b)	–4.14%	9.51%	7.25%	–2.06%	7.87%	0.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,007	$9,498	$6,456	$5,495	$4,705	$4,266
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.72%	0.75%
Gross expenses	2.31%	2.73%	3.51%	3.61%	4.39%	4.70%
Net investment income (loss)	1.34%	1.53%	2.14%	2.33%	2.23%	2.18%
Portfolio turnover rate	39%	65%	65%	60%	42%	47%

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$9.60	$9.08	$8.65	$9.04	$8.57	$8.74
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.12	0.17	0.18	0.17	0.17
Net realized and unrealized gain (loss)	(0.46)	0.71	0.43	(0.39)	0.47	(0.17)
Total from investment operations	(0.41)	0.83	0.60	(0.21)	0.64	— (d)
Less distributions from:
Net investment income	(0.05)	(0.12)	(0.06)	(0.08)	—	(0.10)
Net realized gains	—	(0.19)	—	—	—	—
Return of capital	—	—	(0.11)	(0.10)	(0.17)	(0.07)
Total distributions	(0.05)	(0.31)	(0.17)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$9.14	$9.60	$9.08	$8.65	$9.04	$8.57
Total Return (b)	–4.32%	9.23%	6.98%	–2.31%	7.55%	–0.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39	$48	$59	$33	$34	$34
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.98%	1.02%	1.05%
Gross expenses	12.55%	10.32%	27.52%	38.42%	42.88%	27.52%
Net investment income (loss)	1.07%	1.31%	1.88%	2.08%	1.95%	1.88%
Portfolio turnover rate	39%	65%	65%	60%	42%	47%
†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

LAZARD US CORPORATE INCOME PORTFOLIO

Selected data for a share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Institutional Shares
Net asset value, beginning of period	$19.80	$19.68	$18.16	$19.56	$19.48	$18.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.80	0.88	0.88	0.88	0.92
Net realized and unrealized gain (loss)	(0.01)	0.13	1.52	(1.40)	0.08	0.92
Total from investment operations	0.36	0.93	2.40	(0.52)	0.96	1.84
Less distributions from:
Net investment income	(0.37)	(0.81)	(0.88)	(0.88)	(0.88)	(0.92)
Total distributions	(0.37)	(0.81)	(0.88)	(0.88)	(0.88)	(0.92)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$19.79	$19.80	$19.68	$18.16	$19.56	$19.48
Total Return (c)	1.86%	4.96%	13.34%	–2.73%	5.09%	10.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$297,681	$298,636	$297,219	$308,285	$344,508	$302,997
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.67%	0.67%	0.67%	0.64%	0.67%	0.69%
Net investment income (loss)	3.78%	4.17%	4.47%	4.65%	4.57%	4.78%
Portfolio turnover rate	20%	26%	21%	16%	21%	14%

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Selected data for a share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Open Shares
Net asset value, beginning of period	$19.90	$19.76	$18.28	$19.64	$19.56	$18.64
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.75	0.80	0.84	0.84	0.84
Net realized and unrealized gain (loss)	(0.01)	0.15	1.48	(1.36)	0.08	0.96
Total from investment operations	0.34	0.90	2.28	(0.52)	0.92	1.80
Less distributions from:
Net investment income	(0.35)	(0.76)	(0.80)	(0.84)	(0.84)	(0.88)
Total distributions	(0.35)	(0.76)	(0.80)	(0.84)	(0.84)	(0.88)
Redemption fees	—	—	—	—	—	— (b)
Net asset value, end of period	$19.89	$19.90	$19.76	$18.28	$19.64	$19.56
Total Return (c)	1.74%	4.80%	12.74%	–2.78%	4.77%	9.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,953	$3,733	$4,170	$4,314	$5,708	$7,618
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.83%	0.85%	0.85%	0.85%
Gross expenses	1.01%	1.03%	1.19%	1.11%	1.13%	1.18%
Net investment income (loss)	3.53%	3.94%	4.18%	4.34%	4.28%	4.44%
Portfolio turnover rate	20%	26%	21%	16%	21%	14%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

Selected data for a share of capital stock	Six Months						For the Period
outstanding throughout	Ended	Year Ended					11/3/16# to
each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*		12/31/17*	12/31/16

R6 Shares
Net asset value, beginning of period	$19.88	$19.76	$18.68	$19.56		$19.48	$19.36
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.36	0.81	0.92	0.92		0.88	0.16
Net realized and unrealized gain (loss)	—	0.11	1.04	(1.40)		0.08	0.12
Total from investment operations	0.36	0.92	1.96	(0.48)		0.96	0.28
Less distributions from:
Net investment income	(0.37)	(0.80)	(0.88)	(0.40)		(0.88)	(0.16)
Total distributions	(0.37)	(0.80)	(0.88)	(0.40)		(0.88)	(0.16)
Net asset value, end of period	$19.87	$19.88	$19.76	$18.68		$19.56	$19.48
Total Return (c)	1.85%	4.89%	10.67%	–2.43	%(e)	5.09%	1.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1	$1		$1,783	$1,697
Ratios to average net assets (d):
Net expenses	0.55%	0.55%	0.55%	0.55%		0.55%	0.55%
Gross expenses	246.51%	256.05%	858.55%	4.62%		1.69%	1.73%
Net investment income (loss)	3.67%	4.22%	4.55%	4.61%		4.58%	4.71%
Portfolio turnover rate	20%	26%	21%	16%		21%	14%
†	Unaudited.
*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
#	The inception date for the R6 Shares was November 3, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.62% impact on the total return of the Portfolio’s R6 Shares.

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$9.89	$9.77	$9.70	$9.79	$9.86	$9.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.12	0.21	0.19	0.14	0.13
Net realized and unrealized gain (loss)	(0.03)	0.12	0.07	(0.09)	(0.07)	(0.03)
Total from investment operations	(0.01)	0.24	0.28	0.10	0.07	0.10
Less distributions from:
Net investment income	(0.02)	(0.12)	(0.20)	(0.17)	(0.11)	(0.09)
Return of capital	—	—	(0.01)	(0.02)	(0.03)	(0.04)
Total distributions	(0.02)	(0.12)	(0.21)	(0.19)	(0.14)	(0.13)
Net asset value, end of period	$9.86	$9.89	$9.77	$9.70	$9.79	$9.86
Total Return (b)	–0.09%	2.46%	2.93%	1.08%	0.72%	1.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,472	$87,746	$96,096	$116,276	$100,390	$103,175
Ratios to average net assets (c):
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.50%	0.47%	0.45%	0.43%	0.43%	0.50%
Net investment income (loss)	0.44%	1.21%	2.18%	2.00%	1.43%	1.30%
Portfolio turnover rate	48%	97%	175%	170%	108%	157%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

Selected data for a share of capital stock	Six Months
outstanding throughout	Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$9.90	$9.78	$9.71	$9.79	$9.87	$9.90
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.09	0.19	0.16	0.11	0.10
Net realized and unrealized gain (loss)	(0.03)	0.12	0.06	(0.08)	(0.08)	(0.03)
Total from investment operations	(0.02)	0.21	0.25	0.08	0.03	0.07
Less distributions from:
Net investment income	(0.01)	(0.09)	(0.17)	(0.14)	(0.09)	(0.07)
Return of capital	—	—	(0.01)	(0.02)	(0.02)	(0.03)
Total distributions	(0.01)	(0.09)	(0.18)	(0.16)	(0.11)	(0.10)
Net asset value, end of period	$9.87	$9.90	$9.78	$9.71	$9.79	$9.87
Total Return (b)	–0.21%	2.20%	2.64%	0.88%	0.32%	0.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24	$29	$16	$37	$25	$44
Ratios to average net assets (c):
Net expenses	0.65%	0.65%	0.69%	0.70%	0.70%	0.70%
Gross expenses	17.53%	14.74%	51.53%	38.00%	33.88%	31.22%
Net investment income (loss)	0.18%	0.96%	1.91%	1.68%	1.13%	1.00%
Portfolio turnover rate	48%	97%	175%	170%	108%	157%
†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2021 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2021, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Emerging Markets Debt Portfolio (“Emerging Markets Debt”), the Lazard Global Fixed Income Portfolio (“Global Fixed Income”), the Lazard US Corporate Income Portfolio (“US Corporate Income”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”). The financial statements of the other twenty-six Portfolios are presented separately.

The Portfolios, other than Emerging Markets Debt Portfolio, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last

Semi-Annual Report   85

reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”). Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being deter-

86   Semi-Annual Report

mined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized

Semi-Annual Report   87

gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2021, the Emerging Markets Debt and Global Fixed Income Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. For hedging and investment purposes, certain Portfolios may enter into futures contracts in US domestic markets, or exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio’s net assets.

88   Semi-Annual Report

Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

During the period ended June 30, 2021, the Emerging Markets Debt traded in futures contracts.

(e) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfo-

Semi-Annual Report   89

lio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statement of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

During the period ended June 30, 2021, the Emerging Markets Debt Portfolio traded in swap agreements.

(f) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2020, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Debt	$18,881,060	$19,327,250
US Corporate Income	4,145,042	4,820,238
US Short Duration Fixed Income	57,364	343,499

90   Semi-Annual Report

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2020, the following Portfolios elected to defer such losses as follows:

	Post-October	Late-Year
	Capital Loss	Ordinary Loss
Portfolio	Deferral	Deferral

US Short Duration Fixed Income	$—	$2,182

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Emerging Markets Debt	$21,323,583	$768,402	$1,190,885	$(422,483)
Global Fixed Income	9,035,325	299,953	231,585	68,368
US Corporate Income	293,182,756	9,783,839	1,206,310	8,577,529
US Short Duration Fixed Income	82,851,472	141,236	13,769	127,467

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(g) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid monthly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually,

Semi-Annual Report   91

to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(h) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(i) Redemption Fee—Until August 15, 2016, the Portfolios, other than the US Short Duration Fixed Income Portfolio, imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(j) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabili-

92   Semi-Annual Report

ties and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(k) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Debt	0.70%
Global Fixed Income	0.50
US Corporate Income	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until April 30, 2022 (or such

Semi-Annual Report   93

other date as indicated below) if the aggregate direct expenses of each Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Fund” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, on behalf of the Portfolio, exceed the applicable percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

	Institutional	Open		R6
Portfolio	Shares	Shares		Shares

Emerging Markets Debt	0.85%	1.05%		0.80	%(a)
Global Fixed Income	0.70	0.95		N/A
US Corporate Income	0.55	0.80		0.55	(b)
US Short Duration Fixed Income	0.40	0.65	(c)	N/A

(a)	From April 30, 2022 to April 30, 2031, the annual rates are 1.10%, 1.35%, and 1.05%, respectively.
(b)	This agreement will continue in effect until April 30, 2031 for the R6 Shares.
(c)	This agreement will continue in effect until April 30, 2031 for Open Shares.

In addition, until April 30, 2022, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2021, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
	Management	Expenses	Management	Expenses
Portfolio	Fees Waived	Reimbursed	Fees Waived	Reimbursed

Emerging Markets Debt	$73,449	$62,752	$1,358	$2,695
Global Fixed Income	23,392	51,919	114	2,537
US Corporate Income	169,002	—	3,905	—
US Short Duration Fixed Income	41,932	—	33	2,190

94   Semi-Annual Report

	R6 Shares
	Management	Expenses
Portfolio	Fees Waived	Reimbursed

Emerging Markets Debt	$4	$1,644
US Corporate Income	3	1,473

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, the US Short Duration Fixed Income Portfolio experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other things, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

Semi-Annual Report   95

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For 2021, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex is: (1) an annual fee of $237,000, (2) an additional annual retainer of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2021 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Debt	$9,236,836	$8,642,882
Global Fixed Income	3,682,749	3,250,625
US Corporate Income	59,520,233	58,210,759
US Short Duration Fixed Income	—	9,426,039

96   Semi-Annual Report

	US Government and Treasury Securities
Portfolio	Purchases	Sales

Global Fixed Income	$131,300	$376,933
US Short Duration Fixed Income	39,908,124	32,483,004

For the period ended June 30, 2021, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2021, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance	*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Global Fixed Income	$ 105,000		$ 285,000	1.18%	11

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

Semi-Annual Report   97

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

98   Semi-Annual Report

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any

Semi-Annual Report   99

increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate provide a Portfolio with a certain degree of protection against rises in interest rates or inflation rates, respectively, although adjustable rate securities will participate in any declines in interest rates and inflation-linked securities can also decline in value based on changes in the relevant periodic adjustment rate. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.“The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(d) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed mar-

100   Semi-Annual Report

kets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(e) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; structured products; over-the-counter options on currencies and swap agreements; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default, by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks

Semi-Annual Report   101

than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. The SEC recently adopted Rule 18f-4 under the 1940 Act, which will regulate the use of derivatives for certain Portfolios and may require a Portfolio to alter, perhaps materially, its use of derivatives.

(g) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(h) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage prop-

102   Semi-Annual Report

erties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(i) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Semi-Annual Report   103

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(j) Non-Diversification Risk—A Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(k) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(l) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for pur-

104   Semi-Annual Report

poses of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in

Semi-Annual Report   105

pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

106   Semi-Annual Report

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2021:

	Unadjusted
	Quoted Prices in
	Active Markets	Significant
	for Identical	Other	Significant
	Assets	Observable	Unobservable
	and Liabilities	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2021

Emerging Markets Debt Portfolio
Assets:
Corporate Bonds*	$—	$1,376,806	$—	$1,376,806
Foreign Government Obligations*	—	18,222,588	—	18,222,588
Quasi Government Bonds*	—	37,740	—	37,740
Supranational Bonds	—	14,619	—	14,619
Short-Term Investments	1,285,015	—	—	1,285,015
Other Financial Instruments†
Forward Currency Contracts	—	43,374	—	43,374
Total	$1,285,015	$19,695,127	$—	$20,980,142
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(69,717)	$—	$(69,717)
Interest Rate Swaps	—	(9,325)	—	(9,325)
Total	$—	$(79,042)	$—	$(79,042)
Global Fixed Income Portfolio
Assets:
Corporate Bonds*	$—	$3,425,543	$—	$3,425,543
Foreign Government Obligations*	—	4,424,485	—	4,424,485
Quasi Government Bonds*	—	128,885	—	128,885
Supranational Bonds	—	905,381	—	905,381
US Municipal Bonds	—	104,306	—	104,306
US Treasury Securities	—	32,607	—	32,607
Short-Term Investments	103,131	—	—	103,131
Other Financial Instruments†
Forward Currency Contracts	—	72,386	—	72,386
Total	$103,131	$9,093,593	$—	$9,196,724
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(93,031)	$—	$(93,031)

Semi-Annual Report   107

	Unadjusted
	Quoted Prices in
	Active Markets	Significant
	for Identical	Other	Significant
	Assets	Observable	Unobservable
	and Liabilities	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2021

US Corporate Income Portfolio
Corporate Bonds*	$—	$259,515,401	$—	$259,515,401
Exchange-Traded Funds	23,893,610	—	—	23,893,610
Short-Term Investments	18,351,274	—	—	18,351,274
Total	$42,244,884	$259,515,401	$—	$301,760,285

US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$2,364,415	$—	$2,364,415
Corporate Bonds*	—	11,568,759	—	11,568,759
US Government Securities	—	584,596	—	584,596
US Treasury Securities	—	68,174,446	—	68,174,446
Short-Term Investments	286,723	—	—	286,723
Total	$286,723	$82,692,216	$—	$82,978,939

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

108   Semi-Annual Report

During the period ended June 30, 2021, the approximate average monthly notional exposure for derivative instruments was as follows:

	Emerging		Global
	Markets		Fixed
	Debt		Income
Derivative Instruments	Portfolio		Portfolio

Forward currency contracts:
Average amounts purchased	$4,900,000		$4,700,000
Average amounts sold	$3,200,000		$3,900,000
Futures:
Average notional value of contracts – short	$1,100,000	*

*	Represents average monthly notional exposure for the two months the derivative instrument was open during the period.

Interest rate swap agreements:
Average notional value – receives fixed rate on centrally cleared	$300,000		—
Purchased Options:
Average notional amount	$1,100,000	*	—

*	Represents average monthly notional exposure for the two months the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021:

Emerging Markets Debt Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$43,374

	Foreign	Interest
	Currency	Rate
Liabilities – Derivative Financial Instruments	Contracts	Contracts	Total

Forward currency contracts
Unrealized depreciation on forward currency contracts	$69,717	$—	$69,717
Swaps
Variation margin payable on centrally cleared swaps (a)	—	$103	$103
Total	$69,717	$103	$69,820

(a)	Net cumulative unrealized appreciation (depreciation) on centrally cleared swap agreements, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Semi-Annual Report   109

Global Fixed Income Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$72,386

Liabilities – Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$93,031

Emerging Markets Debt Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$9,883	$—	$9,883
Futures	—	(14,878)	(14,878)
Purchased Options	(4,395)	—	(4,395)
Swap agreements	—	(12)	(12)
Total	$5,488	$(14,890)	$(9,402)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign Currency Contracts	Interest Rate Contracts	Total
Forward currency contracts	$(69,653)	$—	$(69,653)
Swap agreements	—	(15,061)	(15,061)
Total	$(69,653)	$(15,061)	$(84,714)

Global Fixed Income Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Total

Forward currency contracts	$(147,385)

Net Change in Unrealized Appreciation (Depreciation) on:

Forward currency contracts	$25,100

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2021.

110   Semi-Annual Report

As of June 30, 2021, the Emerging Markets Debt and Global Fixed Income Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2021:

Emerging Markets Debt Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$43,374	$—	$43,374

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of America NA	$4,383	$(4,383)	$—	$—
Barclays Bank PLC	24,224	(12,125)	—	12,099
Citibank NA	2,065	(1,600)	—	465
HSBC Bank USA NA	4,587	(4,587)	—	—
JPMorgan Chase Bank NA	1,818	(527)	—	1,291
Standard Chartered Bank	4,481	(4,481)	—	—
State Street Bank and Trust Co.	1,816	(1,816)	—	—
Total	$43,374	$(29,519)	$—	$13,855

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$69,717	$—	$69,717

Semi-Annual Report   111

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America NA	$5,165	$(4,383)	$—	$782
Barclays Bank PLC	12,125	(12,125)	—	—
Citibank NA	1,600	(1,600)	—	—
HSBC Bank USA NA	8,996	(4,587)	—	4,409
JPMorgan Chase Bank NA	527	(527)	—	—
Standard Chartered Bank	18,322	(4,481)	—	13,841
State Street Bank and Trust Co.	18,998	(1,816)	—	17,182
UBS AG	3,984	—	—	3,984
Total	$69,717	$(29,519)	$—	$40,198

Global Fixed Income Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$72,386	$—	$72,386

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$15,625	$(12,128)	$—	$3,497
HSBC Bank USA NA	28,275	(28,275)	—	—
JPMorgan Chase Bank NA	25,688	(25,688)	—	—
Morgan Stanley Capital Services LLC.	2,798	(1,228)	—	1,570
Total	$72,386	$(67,319)	$—	$5,067

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$93,031	$—	$93,031

112   Semi-Annual Report

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$12,128	$(12,128)	$—	$—
HSBC Bank USA NA	48,276	(28,275)	—	20,001
JPMorgan Chase Bank NA	31,399	(25,688)	—	5,711
Morgan Stanley Capital Services LLC.	1,228	(1,228)	—	—
Total	$93,031	$(67,319)	$—	$25,712

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates as of the end of 2021. ASU No. 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU No. 2020-04.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Report   113

The Lazard Funds, Inc. Other Information (unaudited)

Tax Information

Year Ended December 31, 2020

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2020:

Of the dividends paid by the Portfolios, none are qualified dividend income.

Of the dividends paid by the Portfolios, no dividends qualify for the dividends received deduction available to corporate shareholders.

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on May 26, 2021 and June 23, 2021, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of

114   Semi-Annual Report

each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 23, 2021 meeting, additional information requested by the Independent Directors at the May 26, 2021 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $26 billion of the approximately $265 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2021).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The

Semi-Annual Report   115

Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $26 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues

[1]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

116   Semi-Annual Report

to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2021, as applicable, compared to performance for the same time periods of:

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as

Semi-Annual Report   117

well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2020 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representa-

118   Semi-Annual Report

tives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. For each of the Portfolios, it was noted that, since the Portfolio had (1) generally stable or decreased assets from the end of calendar year 2019 to the end of calendar year 2020, and/or (2) not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $265 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the

Semi-Annual Report   119

Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods, as well as information regarding the expected pattern of performance for the Portfolios in different market conditions and/or as compared to the performance of other funds that may be included in a Portfolio’s Performance Peer Group and/or Performance Category; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess

120   Semi-Annual Report

and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2021 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

Semi-Annual Report   121

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS026

Lazard Funds

Semi-Annual Report

June 30, 2021

Multi-Asset Funds

Lazard Global Dynamic Multi-Asset Portfolio
Lazard Opportunistic Strategies Portfolio
Lazard Real Assets Portfolio
Lazard Enhanced Opportunities Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

11	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Global Dynamic Multi-Asset Portfolio

37	Lazard Opportunistic Strategies Portfolio

39	Lazard Real Assets Portfolio

50	Lazard Enhanced Opportunities Portfolio

64	Notes to Portfolios of Investments (unaudited)

70	Statements of Assets and Liabilities (unaudited)

74	Statements of Operations (unaudited)

76	Statements of Changes in Net Assets (unaudited)

82	Financial Highlights (unaudited)

92	Notes to Financial Statements (unaudited)

129	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Progress in the long battle against COVID-19 brightened the economic outlook in many parts of the world in the first six months of 2021, and that was reflected in the global equity markets. The MSCI World Index returned a healthy 13% as vaccination rates rose, many economies reopened, and recovery took hold, especially in the United States where vaccination accelerated dramatically.

Yet, this ride up was far from smooth. During the first half of 2021, investor sentiment seemed to alternate, often from day-to-day, between growing optimism over the economic rebound and worry over the downside risks that could derail the recovery, from uneven vaccine distribution to outbreaks of the virus in Europe and Asia and the emergence of more virus strains.

Increasingly, investors also became concerned with an “upside risk” that could result from faster economic growth: inflation. Amid supply-chain bottlenecks, surging commodity prices, and sharp increases in China’s producer prices, inflation moved front and center in the second quarter. The key concern was that the huge fiscal stimulus in the United States, in particular, could drive inflation higher, forcing the Federal Reserve (the “Fed”) and other central banks to retreat from their easy monetary policy before economic recovery is fully realized. In fact, the US Consumer Price Index (CPI) to date in 2021 jumped to an annualized 5% in May—the highest rate in more than a decade and well above the Fed’s 2% target for inflation.

However, the Fed has maintained that recent higher inflation is temporary and due to the global economy restarting. At their meeting in June, the Federal Open Market Committee moved up its own median estimate for the timing of their next interest rate increase to 2023 from 2024, a signal that the economy is recovering more quickly than the central bank had expected, but also that it is not currently overheating, which would warrant action sooner. In sum, the Fed seemed to relieve many investors’ concerns over inflation, for now.

2   Semi-Annual Report

In this tug-of-war market environment, the equity bulls won out as many companies reported higher earnings, brighter outlooks, or both. Although stock markets in both developed and emerging markets generally gained, developed markets generally performed better than emerging markets as vaccination rates and economic reopening advanced more quickly. In the United States, the S&P 500 Index hit a series of new highs thanks in part to exceptionally strong corporate earnings.

We remain optimistic for the second half of 2021. The Fed expects US real gross domestic product (“GDP”) growth to reach a staggering 7% for the year (after nearly –3.5% in 2020), and vaccination rates should continue to climb, helping to boost growth, particularly in the emerging markets. Still, like the past six months, the journey is likely to be bumpy. Inflation, economic data, and the path of recovery itself may seem volatile at times. As of the end of the semi-annual period, a highly infectious COVID-19 strain has become dominant around the world, a sobering reminder that we are still fighting the pandemic.

In the push-pull of the financial markets, we believe fundamental analysis and stock selection are crucial to staying on track. We value your continued confidence in us, and, as always, we will strive for long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Lazard Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Dynamic Multi-Asset Portfolio, the MSCI® World Index and GDMA Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Year	Since Inception	†
Institutional Shares**	19.20%	7.48%	7.33%
Open Shares**	18.92%	7.17%	7.03%
MSCI World Index	39.04%	14.83%	14.27%
GDMA Index	19.82%	8.68%	8.71%
†	The inception date for the Portfolio was May 27, 2016.

Lazard Opportunistic Strategies Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Opportunistic Strategies Portfolio, MSCI World Index and Global Asset Allocation Blended Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Year	Ten Year
Institutional Shares**	18.27%	7.91%	5.52%
Open Shares**	18.10%	7.61%	5.17%
MSCI World Index	39.04%	14.83%	10.65%
Global Asset Allocation Blended Index	22.15%	10.43%	8.06%

4   Semi-Annual Report

Lazard Real Assets Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Real Assets Portfolio, MSCI World Index and Real Assets Index*, Real Assets Custom Index* and Real Assets Linked Custom Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Since Inception	†
Institutional Shares**	25.55%	6.83%
Open Shares**	25.33%	6.54%
MSCI World Index	39.04%	14.91%
		(Institutional
		Shares	)
		14.62%
		(Open Shares	)
Real Assets Index	30.93%	7.31%
		(Institutional
		Shares	)
		7.30%
		(Open Shares	)
Real Assets Custom Index	31.00%	8.97%
		(Institutional
		Shares	)
		8.92%
		(Open Shares	)
Real Assets Linked Custom Index	26.77%	8.18%
		(Institutional
		Shares	)
		8.12%
		(Open Shares	)
†	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.

Semi-Annual Report   5

Lazard Enhanced Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Enhanced Opportunities Portfolio, the ICE BofAML U.S. Convertible ex Mandatory® Index and the HFRX Global Hedge Fund® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Year	Since Inception	†
Institutional Shares**	17.65%	5.60%	4.16%
Open Shares**	17.51%	5.34%	3.90%
ICE BofAML U.S. Convertible ex Mandatory Index	48.00%	20.65%	15.28%
HFRX Global Hedge Fund Index	12.01%	4.22%	2.51%
†	The inception date for the Portfolio was December 31, 2014.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and may differ from amounts reported in the financial highlights. For the Lazard Enhanced Opportunity Portfolio, a one-time voluntary reimbursement by State Street increased the total return ratio by 0.17% and 0.07% respectively, for period ended June 30, 2021 and 0.49% for year ended December 31, 2017.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

6   Semi-Annual Report

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

The Global Asset Allocation Blended Index is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index and is rebalanced quarterly. The Bloomberg Barclays US Aggregate Index covers the investment-grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities, with maturities of no less than one year.

The Real Assets Index is an index constructed by the Investment Manager that is comprised of 33.3% MSCI World Core Infrastructure USD Hedged Index, 33.3% MSCI ACWI IMI Core Real Estate Index, and 33.3% Bloomberg Barclays Commodity Total Return Index. The Real Assets Index was constructed by the Investment Manager for comparison to the performance of the Lazard Real Assets Portfolio pursuant to its investment strategy effective September 1, 2020. The Real Assets Index will replace the Real Assets Custom Index, which was created by the Investment Manager for comparison to the Portfolio’s performance pursuant to its investment strategy prior to September 1, 2020.

The Real Assets Custom Index is an unmanaged index created by the Investment Manager, and is comprised of 20% MSCI World Index, 20% MSCI World Core Infrastructure USD Hedged Index (the “Infrastructure Index”), 20% MSCI ACWI IMI Core Real Estate Index, 20% Bloomberg Commodity Total Return Index and 20% Bloomberg Barclays World Government Inflation-Linked 1–10 Year USD Hedged Index. The Infrastructure Index captures large and mid-cap securities across the 23 developed market countries of the MSCI World Index and is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that the Investment Manager invests in a range of companies globally, not specifically developed markets countries. The MSCI ACWI IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 developed markets and 27 emerging markets countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Bloomberg Commodity Total Return index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Indices (the “BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. The Bloomberg Barclays World Government Inflation-Linked Bond 1–10 Year

Semi-Annual Report   7

Index measures the performance of investment grade, government inflation-linked debt from 12 different developed market countries.

The Real Assets Linked Custom Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the Real Assets Custom Index for periods through August 31, 2020 (after which the Portfolio’s investment strategy changed) and the Real Assets Index for periods thereafter.

The ICE BofAML U.S. Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

**	The performance of Institutional Shares and Open Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2021 through June 30, 2021 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21	*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

Global Dynamic Multi-Asset
Institutional Shares
Actual	$1,000.00	$1,060.90	$4.60		0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51		0.90%
Open Shares
Actual	$1,000.00	$1,059.00	$5.87		1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76		1.15%

Opportunistic Strategies†
Institutional Shares
Actual	$1,000.00	$1,080.30	$5.67		1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51		1.10%
Open Shares
Actual	$1,000.00	$1,079.80	$6.96		1.35%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76		1.35%

Real Assets
Institutional Shares
Actual	$1,000.00	$1,135.62	$4.24		0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01		0.80%
Open Shares
Actual	$1,000.00	$1,134.10	$5.29		1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01		1.00%

Enhanced Opportunities†
Institutional Shares
Actual	$1,000.00	$1,039.40	$10.26		2.03%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.14		2.03%
Open Shares
Actual	$1,000.00	$1,038.30	$11.83		2.34%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.19	$11.68		2.34%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, with the exception of a one-time voluntary reimbursement by the adminstrator for the Enhanced Opportunities Portfolio, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
†	The expense ratios include broker expense and dividend expense on securities sold short.

10   Semi-Annual Report

The Lazard Funds, Inc. Portfolio Holdings

Presented by Asset Class/Sector June 30, 2021 (unaudited)

Asset Class/Sector*	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio

Equity
Communication Services	7.5%	1.0%
Consumer Discretionary	11.2	0.9
Consumer Staples	7.1	0.4
Energy	1.9	—
Financials	11.7	—
Health Care	10.3	—
Industrials	9.5	11.0
Information Technology	17.5	—
Materials	2.8	1.4
Real Estate	2.2	30.9
Utilities	1.5	15.0
Exchange Traded Funds	—	4.5
Sovereign Debt	14.0	—
US Municipal Bonds	1.3	—
Short-Term Investments	1.5	34.9
Total Investments	100.0%	100.0%

	Lazard Opportunistic Strategies Portfolio
Asset Class/Sector	Long^	Short†

Equity**
Communication Services	4.1%	—%
Consumer Discretionary	5.8	—
Consumer Staples	7.6	—
Energy	1.6	—
Financials	9.7	—
Health Care	12.7	—
Industrials	14.7	—
Information Technology	13.9	—
Materials	1.9	—
Real Estate	1.6	—
Utilities	1.6	—
Fixed Income	16.9	–100.0
Short-Term Investments	7.9	—
Total Investments	100.0%	–100.0%

*	Represents percentage of total investments.
^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
**	Equity sector breakdown is based upon the underlying holdings of exchange- traded funds held by the Portfolio.

Semi-Annual Report   11

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long^	Short†

Convertible Corporate Bonds
Communication Services	7.9%	—%
Consumer Discretionary	9.5	—
Consumer Staples	3.1	—
Energy	0.9	—
Financials	11.3	—
Health Care	15.2	—
Industrials	4.0	—
Information Technology	11.6	—
Materials	1.8	—
Real Estate	2.9	—
Utilities	0.6	—
Equity
Communication Services	—	–6.7
Consumer Discretionary	—	–8.9
Consumer Staples	—	–2.6
Energy	—	–1.0
Financials	—	–6.2
Health Care	0.0 #	–14.2
Industrials	—	–3.2
Information Technology	—	–10.4
Materials	—	–1.4
Real Estate	—	–4.5
Utilities	—	–1.0
US Treasury Securities	—	–39.9
Short-Term Investments	31.2	—
Total Investments	100.0%	–100.0%

^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

12   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2021 (unaudited)

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio

Common Stocks | 67.8%

Australia | 1.2%
Ansell, Ltd.	107	$3,493
Charter Hall Long Wale REIT	919	3,262
CSL, Ltd.	29	6,204
Dexus REIT	8,097	64,550
Fortescue Metals Group, Ltd.	4,073	71,284
Nine Entertainment Co. Holdings, Ltd.	12,390	27,116
Santos, Ltd.	3,064	16,344
Stockland REIT	5,137	18,047
		210,300
Belgium | 0.3%
Ageas SA	834	46,254
Cofinimmo SA REIT	19	2,893
Etablissements Franz Colruyt NV	87	4,865
Proximus SADP	140	2,705
		56,717
Canada | 2.2%
ARC Resources, Ltd.	5,374	45,737
CAE, Inc. (*)	1,359	41,857
Canadian National Railway Co.	464	48,961
Canadian Western Bank	553	15,525
Centerra Gold, Inc.	1,140	8,654
Constellation Software, Inc.	3	4,544
Empire Co., Ltd., Class A	358	11,292
H&R Real Estate Investment Trust	906	11,694
Hydro One, Ltd.	316	7,638
Labrador Iron Ore Royalty Corp.	502	19,021
Loblaw Cos., Ltd.	382	23,510
Magna International, Inc.	282	26,109
Metro, Inc.	283	13,568
Quebecor, Inc., Class B	455	12,135
Rogers Communications, Inc., Class B	75	3,987
Suncor Energy, Inc.	1,146	27,448
The Toronto-Dominion Bank	820	57,441
Thomson Reuters Corp.	123	12,218
		391,339

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

China | 0.1%
SITC International Holdings Co., Ltd.	3,000	$12,539

Denmark | 0.8%
Carlsberg A/S, Class B Sponsored ADR	1,703	63,760
Coloplast A/S, Class B	23	3,776
Novo Nordisk A/S, Class B	525	43,922
Vestas Wind Systems AS ADR	2,720	35,469
		146,927
Finland | 0.1%
Elisa Oyj	42	2,506
Nordea Bank Abp	1,339	14,899
		17,405
France | 1.4%
BNP Paribas SA	381	23,860
Cie de Saint-Gobain	478	31,516
Cie Generale des Etablissements Michelin SCA	61	9,736
Credit Agricole SA	788	11,028
Electricite de France SA	1,147	15,661
La Francaise des Jeux SAEM	317	18,642
LVMH Moet Hennessy Louis Vuitton SE ADR	316	49,865
Orange SA	791	9,020
Pernod Ricard SA ADR	975	43,387
Sartorius Stedim Biotech	8	3,784
Societe Generale SA	796	23,440
		239,939
Germany | 1.8%
Adidas AG Sponsored ADR	221	41,278
Daimler AG	1,283	114,611
Deutsche Bank AG (*)	1,328	17,299
Deutsche Post AG	1,373	93,420
Merck KGaA	17	3,264
Merck KGaA Sponsored ADR	1,087	41,730
		311,602
Hong Kong | 0.5%
AIA Group, Ltd. Sponsored ADR	1,432	71,213
CLP Holdings, Ltd.	500	4,942

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Hysan Development Co., Ltd.	1,000	$3,986
Sun Hung Kai Properties, Ltd.	500	7,451
		87,592
Israel | 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	2,854	3,109

Italy | 0.3%
Banco BPM SpA	4,276	13,743
Buzzi Unicem SpA	1,234	32,823
		46,566
Japan | 5.0%
Activia Properties, Inc. REIT	3	14,206
Advance Residence Investment Corp. REIT	1	3,330
AGC, Inc.	300	12,593
Ajinomoto Co., Inc.	400	10,382
Benesse Holdings, Inc.	100	2,486
Credit Saison Co., Ltd.	1,800	21,839
Dai-ichi Life Holdings, Inc.	1,900	34,773
Daito Trust Construction Co., Ltd.	55	6,013
Daiwa Securities Living Investments Corp. REIT	4	4,350
DCM Holdings Co., Ltd.	300	2,857
Dip Corp.	300	9,279
Electric Power Development Co., Ltd.	3,700	52,799
ENEOS Holdings, Inc.	2,800	11,721
FUJIFILM Holdings Corp.	100	7,413
Hitachi Zosen Corp.	1,800	11,648
Hokkaido Electric Power Co., Inc.	2,100	9,470
Inpex Corp.	1,500	11,242
ITOCHU Corp.	100	2,875
Japan Logistics Fund, Inc. REIT	7	21,048
Japan Petroleum Exploration Co., Ltd.	600	10,801
Japan Post Bank Co., Ltd.	4,600	38,530
Japan Post Holdings Co., Ltd.	600	4,936
Japan Real Estate Investment Corp.	1	6,147
K’s Holdings Corp.	300	3,448
KDDI Corp.	400	12,472

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Kyudenko Corp.	100	$3,201
McDonald’s Holdings Co. Japan, Ltd.	200	8,822
Mitsubishi Estate Co., Ltd.	600	9,700
Mitsubishi UFJ Financial Group, Inc.	2,300	12,416
Mizuho Financial Group, Inc.	5,460	76,935
Nintendo Co., Ltd. ADR	758	54,978
Nippon Telegraph & Telephone Corp.	100	2,605
Nitto Denko Corp.	500	37,291
Nomura Holdings, Inc.	3,600	18,287
Nomura Real Estate Holdings, Inc.	1,500	38,040
Osaka Gas Co., Ltd.	1,300	24,087
Rengo Co., Ltd.	300	2,497
Sankyo Co., Ltd.	100	2,556
Shimano, Inc. ADR	1,750	41,650
Shimizu Corp.	600	4,594
Softbank Corp.	1,600	20,929
Sumitomo Mitsui Financial Group, Inc.	300	10,324
Sumitomo Mitsui Trust Holdings, Inc.	400	12,661
Sumitomo Osaka Cement Co., Ltd.	400	10,870
Sumitomo Realty & Development Co., Ltd.	400	14,289
T&D Holdings, Inc.	900	11,694
Taiheiyo Cement Corp.	800	17,543
Teijin, Ltd.	200	3,038
The Hachijuni Bank, Ltd.	1,000	3,222
The Kansai Electric Power Co., Inc.	1,700	16,158
Tohoku Electric Power Co., Inc.	4,600	36,018
Tokyo Gas Co., Ltd.	400	7,518
Toray Industries, Inc.	2,300	15,250
Toyota Motor Corp.	300	26,189
Unicharm Corp.	100	4,023
		874,043
Macau | 0.2%
Sands China, Ltd. ADR (*)	1,013	42,627

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Malta | 0.1%
Kindred Group PLC	713	$11,180

Netherlands | 1.8%
ASML Holding NV	82	56,457
Eurocommercial Properties NV	599	14,907
Flow Traders	128	5,506
Koninklijke Ahold Delhaize NV	276	8,206
NXP Semiconductors NV	303	62,333
Royal Dutch Shell PLC, A Shares	2,261	45,436
Wolters Kluwer NV	94	9,448
Wolters Kluwer NV Sponsored ADR	1,167	117,808
		320,101
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	134	2,915

Norway | 0.1%
Orkla ASA	1,022	10,411
Telenor ASA	479	8,082
Yara International ASA	59	3,108
		21,601
Singapore | 0.1%
DBS Group Holdings, Ltd.	800	17,753
Singapore Exchange, Ltd.	400	3,330
		21,083
Spain | 0.3%
Corporacion Financiera Alba SA	19	1,036
Iberdrola SA	355	4,326
Industria de Diseno Textil SA ADR	2,261	40,020
		45,382
Sweden | 1.2%
Assa Abloy AB ADR	2,636	39,645
Axfood AB	384	10,621
Epiroc AB ADR	3,708	84,663
Hexagon AB ADR	4,777	70,786

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Swedish Match AB	464	$3,958
Telefonaktiebolaget LM Ericsson, B Shares	350	4,401
		214,074
Switzerland | 1.2%
ABB, Ltd. Sponsored ADR	1,781	60,536
Credit Suisse Group AG	1,360	14,234
Roche Holding AG	147	55,400
Swatch Group AG ADR	3,683	63,200
Swisscom AG	23	13,133
Tecan Group AG	6	2,975
		209,478
United Kingdom | 3.6%
Barclays PLC	19,107	45,317
Coca-Cola Europacific Partners PLC	852	50,541
Diageo PLC Sponsored ADR	560	107,346
Genus PLC	38	2,608
GlaxoSmithKline PLC	193	3,791
HSBC Holdings PLC (*)	1,437	8,293
Imperial Brands PLC	194	4,181
J Sainsbury PLC	2,367	8,905
Lloyds Banking Group PLC (*)	17,302	11,193
National Grid PLC	397	5,055
Natwest Group PLC	8,385	23,561
Prudential PLC ADR	1,648	62,789
RELX PLC Sponsored ADR	2,633	70,222
Rio Tinto PLC	175	14,407
Rio Tinto PLC Sponsored ADR	501	42,029
Rio Tinto, Ltd.	26	2,469
Standard Chartered PLC	9,828	62,619
Unilever PLC Sponsored ADR	1,445	84,532
Vodafone Group PLC	6,408	10,778
		620,636
United States | 45.5%
3M Co.	105	20,856
Accenture PLC, Class A	389	114,673
Activision Blizzard, Inc.	548	52,301

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Adobe, Inc. (*)	164	$96,045
Adtalem Global Education, Inc. (*)	278	9,908
Advanced Micro Devices, Inc. (*)	169	15,874
Aflac, Inc.	374	20,069
AGCO Corp.	65	8,475
Agilent Technologies, Inc.	28	4,139
Akamai Technologies, Inc. (*)	104	12,126
Alleghany Corp. (*)	6	4,002
Allegion PLC	87	12,119
Alphabet, Inc., Class A (*)	61	148,949
Alphabet, Inc., Class C (*)	60	150,379
Altria Group, Inc.	85	4,053
Amazon.com, Inc. (*)	70	240,811
Amdocs, Ltd.	47	3,636
AMERCO	27	15,914
Ameren Corp.	28	2,241
American Electric Power Co., Inc.	60	5,075
American Tower Corp. REIT	15	4,052
American Water Works Co., Inc.	23	3,545
Amgen, Inc.	18	4,388
AMN Healthcare Services, Inc. (*)	33	3,200
Anthem, Inc.	74	28,253
Aon PLC, Class A	460	109,830
Apple, Inc.	3,342	457,720
Applied Materials, Inc.	843	120,043
Automatic Data Processing, Inc.	195	38,731
AutoZone, Inc. (*)	19	28,352
Avery Dennison Corp.	145	30,485
Badger Meter, Inc.	33	3,238
Bank of America Corp.	1,656	68,277
Berkshire Hathaway, Inc. Class B (*)	41	11,395
Bio-Rad Laboratories, Inc. Class A (*)	6	3,866
Bio-Techne Corp.	33	14,859
Booz Allen Hamilton Holding Corp.	688	58,604
Boston Scientific Corp. (*)	1,217	52,039
Bristol-Myers Squibb Co.	309	20,647

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Broadcom, Inc.	89	$42,439
BRP, Inc.	577	45,214
Bruker Corp.	150	11,397
Brunswick Corp.	118	11,755
Cabot Oil & Gas Corp.	188	3,282
Cadence Design Systems, Inc. (*)	119	16,282
Campbell Soup Co.	55	2,507
Cboe Global Markets, Inc.	282	33,572
CDW Corp.	313	54,665
Centene Corp. (*)	47	3,428
Charles River Laboratories International, Inc. (*)	36	13,317
Charter Communications, Inc., Class A (*)	21	15,150
Chemed Corp.	13	6,169
Chubb, Ltd.	22	3,497
Cigna Corp.	95	22,522
Cisco Systems, Inc.	530	28,090
Citizens Financial Group, Inc.	425	19,495
Cognizant Technology Solutions Corp., Class A	749	51,876
Colgate-Palmolive Co.	216	17,572
Comcast Corp., Class A	1,038	59,187
Costco Wholesale Corp.	14	5,539
Crown Castle International Corp., REIT	190	37,069
Cummins, Inc.	61	14,872
CVS Health Corp.	654	54,570
D.R. Horton, Inc.	289	26,117
Deckers Outdoor Corp. (*)	9	3,457
Deere & Co.	279	98,406
Devon Energy Corp.	817	23,848
Diamondback Energy, Inc.	394	36,993
DocuSign, Inc. (*)	57	15,935
Dolby Laboratories, Inc., Class A	58	5,701
Dollar General Corp.	393	85,041
Dominion Energy, Inc.	41	3,016
Domino’s Pizza, Inc.	20	9,330
DTE Energy Co.	104	13,478
Electronic Arts, Inc.	89	12,801

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Eli Lilly & Co.	224	$51,412
Equitable Holdings, Inc.	834	25,395
Evergy, Inc.	57	3,445
Exlservice Holdings, Inc. (*)	35	3,719
Extra Space Storage, Inc. REIT	29	4,751
Exxon Mobil Corp.	601	37,911
Facebook, Inc., Class A (*)	440	152,992
Fifth Third Bancorp	392	14,986
Flagstar Bancorp, Inc.	227	9,595
FOX Corp., Class B	1,123	39,530
FTI Consulting, Inc. (*)	23	3,142
Generac Holdings, Inc. (*)	49	20,342
General Mills, Inc.	70	4,265
Graco, Inc.	73	5,526
HCA Healthcare, Inc.	204	42,175
Honeywell International, Inc.	238	52,205
Hormel Foods Corp.	145	6,924
Humana, Inc.	97	42,944
Huntington Ingalls Industries, Inc.	75	15,806
ICON PLC (*)	102	21,084
IDEXX Laboratories, Inc. (*)	72	45,472
Intel Corp.	723	40,589
Intercontinental Exchange, Inc.	767	91,043
Intuit, Inc.	114	55,879
IQVIA Holdings, Inc. (*)	542	131,337
Jack Henry & Associates, Inc.	172	28,124
Johnson & Johnson	1,471	242,333
Kellogg Co.	505	32,487
Keysight Technologies, Inc. (*)	50	7,720
Kimberly-Clark Corp.	53	7,090
KLA Corp.	119	38,581
Laboratory Corp. of America Holdings (*)	131	36,136
Lam Research Corp.	19	12,363
LHC Group, Inc. (*)	83	16,622
Life Storage, Inc. REIT	39	4,187
Lockheed Martin Corp.	245	92,696

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Louisiana-Pacific Corp.	184	$11,093
Lowe’s Cos., Inc.	445	86,317
Manhattan Associates, Inc. (*)	87	12,601
Maravai LifeSciences Holdings, Inc., Class A	281	11,726
Martin Marietta Materials, Inc.	43	15,128
Matson, Inc.	47	3,008
McDonald’s Corp.	369	85,235
McKesson Corp.	264	50,487
MDU Resources Group, Inc.	596	18,679
Medtronic PLC	197	24,454
Merck & Co., Inc.	394	30,641
Mettler-Toledo International, Inc. (*)	13	18,009
Microsoft Corp.	1,545	418,540
Moderna, Inc. (*)	73	17,154
Mohawk Industries, Inc. (*)	72	13,838
Monolithic Power Systems, Inc.	9	3,361
Moody’s Corp.	156	56,530
Motorola Solutions, Inc.	466	101,052
MYR Group, Inc. (*)	46	4,182
Netflix, Inc. (*)	80	42,257
Newmont Corp.	36	2,282
Northrop Grumman Corp.	140	50,880
NVIDIA Corp.	123	98,412
O’Reilly Automotive, Inc. (*)	5	2,831
Old Dominion Freight Line, Inc.	142	36,040
Oracle Corp.	439	34,172
Organon & Co. (*)	17	514
Ovintiv, Inc.	205	6,451
Owens Corning	111	10,867
Paychex, Inc.	237	25,430
PayPal Holdings, Inc. (*)	231	67,332
PennyMac Financial Services, Inc.	203	12,529
PepsiCo, Inc.	78	11,557
Philip Morris International, Inc.	708	70,170
Pioneer Natural Resources Co.	48	7,801
Portland General Electric Co.	56	2,580

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Premier, Inc., Class A	94	$3,270
PTC, Inc. (*)	460	64,980
Public Storage REIT	37	11,126
PulteGroup, Inc.	443	24,175
QUALCOMM, Inc.	282	40,306
Quanta Services, Inc.	133	12,046
Quest Diagnostics, Inc.	33	4,355
Quidel Corp. (*)	28	3,587
Realty Income Corp. REIT	47	3,137
Republic Services, Inc.	145	15,951
ResMed, Inc.	22	5,423
RH (*)	20	13,580
Rockwell Automation, Inc.	186	53,200
RPM International, Inc.	104	9,223
S&P Global, Inc.	285	116,978
SBA Communications Corp. REIT	12	3,824
Select Medical Holdings Corp.	317	13,396
Service Corp. International	193	10,343
ServiceNow, Inc. (*)	24	13,189
Skyworks Solutions, Inc.	67	12,847
SLM Corp.	756	15,831
Southwest Gas Holdings, Inc.	145	9,598
Starbucks Corp.	107	11,964
Stepan Co.	23	2,766
STERIS PLC	22	4,539
Synopsys, Inc. (*)	364	100,388
Targa Resources Corp.	447	19,869
Target Corp.	287	69,379
Tesla, Inc. (*)	131	89,041
Texas Instruments, Inc.	406	78,074
Texas Pacific Land Corp.	7	11,198
The Allstate Corp.	22	2,870
The Charles Schwab Corp.	808	58,830
The Clorox Co.	72	12,954
The Coca-Cola Co.	1,817	98,318
The Hartford Financial Services Group, Inc.	59	3,656

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

The Hershey Co.	150	$26,127
The Home Depot, Inc.	237	75,577
The J.M. Smucker Co.	25	3,239
The Kroger Co.	160	6,130
The Mosaic Co.	363	11,583
The Procter & Gamble Co.	725	97,824
The Sherwin-Williams Co.	100	27,245
Thermo Fisher Scientific, Inc.	261	131,667
TopBuild Corp. (*)	128	25,316
Tractor Supply Co.	151	28,095
Trimble, Inc. (*)	135	11,047
Tyler Technologies, Inc. (*)	7	3,167
Tyson Foods, Inc., Class A	185	13,646
United Parcel Service, Inc., Class B	93	19,341
United Therapeutics Corp. (*)	37	6,638
UnitedHealth Group, Inc.	273	109,320
Universal Health Services, Inc., Class B	71	10,397
Verizon Communications, Inc.	3,186	178,512
Vertex Pharmaceuticals, Inc. (*)	14	2,823
Viatris, Inc.	133	1,901
Visa, Inc., Class A	372	86,981
Walmart, Inc.	279	39,345
Warner Music Group Corp., Class A	724	26,093
Waste Management, Inc.	27	3,783
Waters Corp. (*)	15	5,184
Watts Water Technologies, Inc., Class A	28	4,085
WD-40 Co.	14	3,588
WEC Energy Group, Inc.	53	4,714
Werner Enterprises, Inc.	59	2,627
West Pharmaceutical Services, Inc.	16	5,746
White Mountains Insurance Group, Ltd.	3	3,444
Williams-Sonoma, Inc.	86	13,730
WW Grainger, Inc.	32	14,016
Zoetis, Inc.	547	101,939
		7,944,787
Total Common Stocks (Cost $8,763,553)		11,851,942

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 10.6%

Canada | 0.6%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	65	$64,572
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	44	37,104
			101,676
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	50	51,541

Germany | 0.3%
Daimler AG, 0.750%, 09/10/30	EUR	45	54,883

Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	12	15,512

United Kingdom | 1.4%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	147,620
Unilever Capital Corp., 1.375%, 09/14/30	USD	100	96,594
			244,214
United States | 7.9%
Adobe, Inc., 2.300%, 02/01/30	USD	50	52,060
Alphabet, Inc., 1.100%, 08/15/30	USD	55	52,151
Amazon.com, Inc., 3.150%, 08/22/27	USD	50	55,244
American Express Credit Corp., 3.300%, 05/03/27	USD	45	49,780

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Apple, Inc., 3.000%, 06/20/27	USD	50	$54,973
Ball Corp., 4.875%, 03/15/26	USD	25	27,844
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	25	25,427
3.248%, 10/21/27	USD	50	54,237
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	25	26,188
Dell International LLC, 5.300%, 10/01/29	USD	55	66,365
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	65	54,369
Johnson & Johnson, 3.625%, 03/03/37	USD	23	26,836
Johnson Controls International PLC, 1.750%, 09/15/30	USD	25	24,075
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	60	65,968
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	38	42,075
McDonald’s Corp., 3.125%, 03/04/25	CAD	65	55,599
Microsoft Corp., 3.500%, 11/15/42	USD	30	34,672
Morgan Stanley, 3.625%, 01/20/27	USD	50	55,441
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	25	25,691
PepsiCo, Inc., 2.875%, 10/15/49	USD	35	36,102
Pfizer, Inc., 2.625%, 04/01/30	USD	45	47,924
Prologis LP, 1.250%, 10/15/30	USD	50	47,045

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Sealed Air Corp., 4.875%, 12/01/22	USD	35	$36,400
Service Corp. International, 4.625%, 12/15/27	USD	25	26,437
Starbucks Corp., 4.450%, 08/15/49	USD	40	49,615
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	50	48,560
The Home Depot, Inc., 5.875%, 12/16/36	USD	30	42,858
The Procter & Gamble Co., 1.200%, 10/29/30	USD	25	23,840
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	50	51,247
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	26,512
Verizon Communications, Inc., 3.875%, 02/08/29	USD	59	67,403
Visa, Inc., 0.750%, 08/15/27	USD	25	24,232
			1,377,170
Total Corporate Bonds (Cost $1,759,720)			1,844,996

Description	Shares	Fair Value

Exchange-Traded Funds | 5.0%
iShares MSCI World ETF (Cost $586,004)	6,954	$880,168

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 11.8%

Australia | 0.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	70	$50,466
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	70	50,385
			100,851
Bahamas | 0.5%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	80	84,190

Canada | 1.0%
City of Vancouver, 2.900%, 11/20/25	CAD	40	34,584
Export Development Canada, 1.650%, 07/31/24	CAD	65	53,771
Province of Quebec:
2.500%, 04/20/26	USD	25	26,774
1.850%, 02/13/27	CAD	75	62,112
			177,241
Chile | 1.4%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	15,000	21,279
2.300%, 10/01/28	CLP	85,000	100,177
Republic of Chile, 0.830%, 07/02/31	EUR	100	120,116
			241,572
Colombia | 0.2%
Republic of Colombia, 9.850%, 06/28/27	COP	136,000	42,396

Czech Republic | 0.8%
Czech Republic, 2.000%, 10/13/33	CZK	2,870	135,521

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Hungary | 0.9%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	12,990	$45,218
3.000%, 10/27/27	HUF	12,740	44,889
2.250%, 04/20/33	HUF	14,530	46,158
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	20	25,128
			161,393
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	40	48,877

Mexico | 0.3%
Mexican Bonos, 7.500%, 06/03/27	MXN	900	47,096
United Mexican States, 6.750%, 02/06/24	GBP	5	7,936
			55,032
New Zealand | 1.0%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	80	61,567
New Zealand Local Government Funding Agency Bonds, 2.000%, 04/15/37	NZD	40	25,279
New Zealand Local Government Funding Agency Bonds, 1.500%, 04/20/29	NZD	120	81,012
			167,858
Norway | 1.3%
Oslo Kommune:
2.350%, 09/04/24	NOK	1,000	119,629
0.750% (NIBOR3M + 0.460%), 05/06/26 (§)	NOK	1,000	117,159
			236,788

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Panama | 0.5%
Republic of Panama, 8.875%, 09/30/27	USD	70	$96,504

Peru | 0.2%
Peru Government Bonds, 6.150%, 08/12/32	PEN	165	44,837

Poland | 0.5%
Poland Government Bonds:
2.500%, 07/25/27	PLN	127	35,469
2.750%, 10/25/29	PLN	168	48,261
			83,730
Romania | 1.0%
Romanian Government Bonds:
4.750%, 02/24/25	RON	370	95,533
3.650%, 09/24/31	RON	180	43,751
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	25	34,831
			174,115
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	55	48,100

Spain | 0.3%
Spain Government Bonds, 1.200%, 10/31/40	EUR	39	46,911

Thailand | 0.3%
Thailand Government Bonds, 1.585%, 12/17/35	THB	1,580	45,634

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 0.4%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	30	$45,374
1.500%, 07/22/47	GBP	15	21,948
			67,322
Total Foreign Government Obligations (Cost $2,017,721)			2,058,872

Supranational Bonds | 2.2%
Asian Development Bank, 2.125%, 03/19/25	USD	13	13,676
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	25	25,818
European Investment Bank, 1.000%, 01/28/28	CAD	60	46,845
Inter-American Development Bank, 7.875%, 03/14/23	IDR	630,000	45,716
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	70	58,707
1.900%, 01/16/25	CAD	40	33,304
2.900%, 11/26/25	AUD	55	44,803
International Bank for Reconstruction & Development MTN, 1.250%, 03/16/26	NOK	410	47,401
International Finance Corp., 2.125%, 04/07/26	USD	25	26,440
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	72	49,566

Total Supranational Bonds (Cost $371,024)			392,276

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

US Municipal Bonds | 1.3%

California | 1.0%
State of California: 7.550%, 04/01/39	USD	105	$179,025

New York | 0.3%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	45,397

Total US Municipal Bonds (Cost $217,708)			224,422

Description		Shares	Fair Value

Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $256,444)		256,444	$256,444

Total Investments | 100.2% (Cost $13,972,174) (»)			$17,509,120

Liabilities in Excess of Cash and Other Assets | (0.2)%			(28,490)

Net Assets | 100.0%			$17,480,630

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	73,653	USD	55,718	HSB	07/16/21	$—	$478
AUD	767,777	USD	593,937	HSB	07/16/21	—	18,100
AUD	16,376	USD	12,581	JPM	07/16/21	—	299
AUD	39,641	USD	31,100	JPM	07/16/21	—	1,369
AUD	105,539	USD	81,909	JPM	07/16/21	—	2,755
CAD	9,773	USD	8,015	HSB	07/16/21	—	131
CAD	147,558	USD	119,704	HSB	07/16/21	—	669
CAD	920,467	USD	734,388	HSB	07/16/21	8,156	—
CHF	74,085	USD	80,532	HSB	07/16/21	—	431
CLP	23,430,053	USD	32,273	CIT	09/15/21	—	432
CNH	616,359	USD	93,811	HSB	07/16/21	1,411	—
CNH	2,412,973	USD	376,118	HSB	09/03/21	—	4,583
CZK	389,412	USD	18,638	HSB	07/16/21	—	533
CZK	759,017	USD	35,473	HSB	07/16/21	—	183
CZK	208,275	USD	9,899	JPM	07/16/21	—	215
CZK	827,245	USD	39,200	JPM	07/16/21	—	738
EUR	703,541	USD	843,144	CIT	07/16/21	—	8,675
EUR	6,135	USD	7,280	HSB	07/16/21	—	4
EUR	43,385	USD	52,000	HSB	07/16/21	—	541
EUR	47,297	USD	56,438	HSB	07/16/21	—	339
EUR	13,030	USD	15,989	JPM	07/16/21	—	535
EUR	94,582	USD	112,479	JPM	07/16/21	—	296
EUR	130,233	USD	156,067	JPM	07/16/21	—	1,598
EUR	44,183	USD	52,753	SSB	09/24/21	—	274
GBP	16,235	USD	22,643	HSB	07/16/21	—	184
GBP	363,972	USD	501,874	HSB	07/16/21	1,631	—
GBP	10,563	USD	14,957	JPM	07/16/21	—	345
GBP	14,840	USD	21,000	JPM	07/16/21	—	471
GBP	25,300	USD	35,918	JPM	07/16/21	—	920
HUF	6,930,258	USD	23,256	HSB	07/16/21	126	—
HUF	19,795,701	USD	69,643	HSB	07/16/21	—	2,854
HUF	90,099,605	USD	298,760	HSB	07/16/21	5,226	—
HUF	5,153,792	USD	18,006	JPM	07/16/21	—	617
INR	2,677,780	USD	35,730	JPM	09/30/21	—	103
JPY	41,588,686	USD	383,020	CIT	07/16/21	—	8,626

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

JPY	54,980,289	USD	506,357	HSB	07/16/21	$—	$11,408
JPY	1,454,069	USD	13,176	SSB	09/22/21	—	78
KRW	82,505,468	USD	73,060	JPM	08/10/21	—	56
MXN	243,979	USD	11,898	HSB	07/16/21	320	—
MXN	185,707	USD	9,237	JPM	07/16/21	63	—
MXN	210,617	USD	10,500	JPM	07/16/21	47	—
NOK	100,229	USD	11,774	HSB	07/16/21	—	133
NOK	3,071,590	USD	367,493	HSB	07/16/21	—	10,727
NZD	18,372	USD	13,153	HSB	07/16/21	—	311
NZD	38,444	USD	26,950	HSB	07/16/21	—	78
NZD	42,643	USD	31,100	HSB	07/16/21	—	1,293
NZD	581,004	USD	415,046	HSB	07/16/21	—	8,933
NZD	29,336	USD	20,963	JPM	07/16/21	—	457
PEN	47,785	USD	12,348	CIT	08/10/21	99	—
PLN	82,427	USD	21,629	HSB	07/16/21	—	10
PLN	131,011	USD	35,400	HSB	07/16/21	—	1,038
PLN	54,237	USD	14,786	JPM	07/16/21	—	561
PLN	76,226	USD	20,863	JPM	07/16/21	—	870
RON	7,470	USD	1,802	HSB	07/16/21	—	5
RON	160,880	USD	38,940	HSB	07/16/21	—	238
RON	28,451	USD	7,000	JPM	07/16/21	—	156
RON	51,637	USD	12,723	JPM	07/16/21	—	302
RUB	2,127,197	USD	28,620	JPM	07/16/21	400	—
SEK	262,393	USD	31,127	HSB	07/16/21	—	463
SGD	17,923	USD	13,367	HSB	07/16/21	—	38
SGD	185,671	USD	139,080	JPM	07/16/21	—	1,004
THB	1,043,987	USD	33,462	HSB	07/16/21	—	890
USD	108,249	AUD	139,911	CIT	07/16/21	3,315	—
USD	9,900	AUD	12,887	HSB	07/16/21	234	—
USD	23,900	AUD	31,291	HSB	07/16/21	431	—
USD	48,657	AUD	62,731	HSB	07/16/21	1,608	—
USD	565,957	AUD	731,424	JPM	07/16/21	17,386	—
USD	180,335	AUD	233,105	MSC	07/16/21	5,505	—
USD	491,978	CAD	616,684	CIT	07/16/21	—	5,503
USD	8,200	CAD	10,076	HSB	07/16/21	72	—
USD	10,500	CAD	12,804	HSB	07/16/21	171	—

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	34,600	CAD	42,337	HSB	07/16/21	$447	$—
USD	31,600	CAD	38,117	JPM	07/16/21	851	—
USD	66,387	CAD	82,289	JPM	07/16/21	5	—
USD	66,764	CAD	82,778	JPM	07/16/21	—	13
USD	459,008	CAD	575,361	JPM	07/16/21	—	5,138
USD	28,034	CAD	34,703	SSB	09/24/21	40	—
USD	4,607	CHF	4,238	HSB	07/16/21	25	—
USD	11,900	CHF	10,758	HSB	07/16/21	268	—
USD	18,800	CHF	16,877	HSB	07/16/21	552	—
USD	7,023	CHF	6,443	SSB	09/24/21	44	—
USD	163,959	CLP	114,842,123	CIT	09/15/21	7,893	—
USD	18,000	CNH	117,105	HSB	07/16/21	—	92
USD	92,000	CNH	591,757	HSB	07/16/21	579	—
USD	42,952	COP	162,574,447	CIT	08/10/21	—	287
USD	15,500	CZK	328,479	HSB	07/16/21	228	—
USD	91,660	CZK	1,981,432	HSB	07/16/21	—	465
USD	75,256	CZK	1,626,859	JPM	07/16/21	—	383
USD	12,686	DKK	79,017	SSB	09/24/21	66	—
USD	35,000	EUR	28,839	CIT	07/16/21	794	—
USD	236,477	EUR	197,322	CIT	07/16/21	2,433	—
USD	8,400	EUR	6,883	HSB	07/16/21	236	—
USD	37,600	EUR	30,995	HSB	07/16/21	837	—
USD	52,500	EUR	43,619	HSB	07/16/21	763	—
USD	9,900	EUR	8,128	JPM	07/16/21	259	—
USD	247,300	EUR	205,292	JPM	07/16/21	3,803	—
USD	10,200	GBP	7,197	HSB	07/16/21	243	—
USD	11,700	GBP	8,475	HSB	07/16/21	—	24
USD	62,100	GBP	44,282	HSB	07/16/21	842	—
USD	489,721	GBP	355,159	HSB	07/16/21	—	1,591
USD	7,100	GBP	5,120	JPM	07/16/21	17	—
USD	2,030	GBP	1,459	SSB	09/24/21	11	—
USD	11,314	HKD	87,840	SSB	09/24/21	—	1
USD	8,300	HUF	2,431,236	HSB	07/16/21	97	—
USD	45,722	HUF	13,691,605	HSB	07/16/21	—	472
USD	455,781	HUF	137,463,470	JPM	07/16/21	—	8,006
USD	2,098	IDR	30,664,571	JPM	09/30/21	15	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	37,000	JPY	4,080,304	CIT	07/16/21	$ 268	$ —
USD	6,600	JPY	720,964	HSB	07/16/21	110	—
USD	20,500	JPY	2,256,496	HSB	07/16/21	186	—
USD	34,200	JPY	3,736,897	HSB	07/16/21	559	—
USD	158,900	JPY	17,533,105	JPM	07/16/21	1,062	—
USD	91,903	JPY	10,122,334	SSB	09/24/21	725	—
USD	11,900	MXN	241,707	HSB	07/16/21	—	204
USD	18,429	MXN	373,273	HSB	07/16/21	—	264
USD	61,246	NOK	511,498	HSB	07/16/21	1,836	—
USD	607,343	NOK	5,077,782	JPM	07/16/21	17,557	—
USD	20,942	NOK	180,091	SSB	09/24/21	20	—
USD	9,500	NZD	13,433	HSB	07/16/21	111	—
USD	191,864	NZD	268,582	HSB	07/16/21	4,129	—
USD	379,170	NZD	530,783	HSB	07/16/21	8,161	—
USD	63,900	NZD	88,696	JPM	07/16/21	1,903	—
USD	59,681	PEN	227,827	CIT	08/10/21	341	—
USD	9,500	PLN	35,678	HSB	07/16/21	142	—
USD	14,592	PLN	55,325	HSB	07/16/21	81	—
USD	117,334	PLN	444,900	JPM	07/16/21	645	—
USD	19,100	RON	78,221	HSB	07/16/21	283	—
USD	30,245	RON	124,900	HSB	07/16/21	199	—
USD	80,472	RON	332,472	JPM	07/16/21	492	—
USD	1,866	SEK	15,731	HSB	07/16/21	28	—
USD	187,149	SGD	249,844	JPM	07/16/21	1,350	—
USD	40,757	THB	1,310,461	HSB	07/16/21	—	129

Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$ 107,737	$ 118,919

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 96.9%

Equity Funds | 79.1%
First Trust NASDAQ Cybersecurity ETF	38,599	$1,804,889
Franklin FTSE Japan ETF	80,286	2,385,217
Health Care Select Sector SPDR Fund	40,638	5,118,356
iShares Core Dividend Growth ETF	53,455	2,691,994
iShares Core MSCI EAFE ETF	28,592	2,140,397
iShares Core MSCI Europe ETF	38,032	2,178,473
iShares Expanded Tech Sector ETF	4,597	1,857,096
iShares Expanded Tech-Software Sector ETF	4,791	1,868,682
iShares MSCI Eurozone ETF	46,344	2,287,076
iShares Russell 2000 ETF	29,942	6,867,797
SPDR S&P Regional Banking ETF	37,617	2,465,042
Vanguard Consumer Staples ETF	20,496	3,740,725
Vanguard Industrials ETF	37,797	7,425,221
Vanguard S&P 500 ETF	37,072	14,588,573
Vanguard S&P 500 Value ETF	51,625	7,364,822
		64,784,360
Fixed-Income Funds | 17.8%
Goldman Sachs Access Treasury 0-1 Year ETF	26,759	2,678,843
iShares 1-3 Year Treasury Bond ETF	92,079	7,933,527
Vanguard Intermediate-Term Corporate Bond ETF	41,420	3,937,799
		14,550,169
Total Exchange-Traded Funds (Cost $63,686,898)		79,334,529

Short-Term Investments | 8.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $6,829,917)	6,829,917	6,829,917

Total Investments excluding Securities Sold Short | 105.2% (Cost $70,516,815)		$86,164,446

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (concluded)

Securities Sold Short | (3.8)%

Exchange-Traded Funds | (3.8)%
iShares 20+ Year Treasury Bond ETF (Proceeds $3,238,622)	(21,732)	$(3,137,014)

Total Investments | 101.4% (Cost and short proceeds $67,278,193)		$83,027,432

Liabilities in Excess of Cash and Other Assets | (1.4)%		(1,147,831)

Net Assets | 100.0%		$81,879,601

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 57.2%

Australia | 4.5%
Abacus Property Group REIT	9,617	$22,620
Atlas Arteria, Ltd.	54,839	262,037
Aventus Group REIT	10,159	23,994
BWP Trust REIT	14,471	46,105
Charter Hall Group REIT	7,859	90,897
Charter Hall Long Wale REIT	8,720	30,953
Dexus REIT	6,441	51,348
Goodman Group REIT	8,237	130,145
Growthpoint Properties Australia, Ltd. REIT	8,558	26,130
Ingenia Communities Group REIT	10,685	49,018
Mirvac Group REIT	10,952	23,873
Scentre Group REIT	13,471	27,551
Stockland REIT	5,644	19,829
Transurban Group	66,172	707,810
		1,512,310
Belgium | 0.2%
Cofinimmo SA REIT	165	25,124
Shurgard Self Storage SA	510	24,603
Warehouses De Pauw CVA REIT	853	32,567
		82,294
Canada | 0.9%
Agnico Eagle Mines, Ltd.	1,138	68,792
Allied Properties REIT	800	29,074
Altus Group, Ltd.	984	45,604
Atco, Ltd., Class I	1,493	52,946
Choice Properties REIT	5,100	58,792
FirstService Corp.	200	34,303
True North Commercial REIT	4,697	28,078
		317,589
China | 2.0%
Agile Group Holdings, Ltd.	28,000	36,279
China Resources Land, Ltd.	8,000	32,406
CIFI Holdings Group Co., Ltd.	50,000	39,026

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Country Garden Holdings Co., Ltd.	21,000	$23,531
Gemdale Properties & Investment Corp., Ltd.	140,000	17,851
Hopson Development Holdings, Ltd.	17,900	82,073
KWG Group Holdings, Ltd.	32,500	43,534
Logan Group Co., Ltd.	26,000	38,912
Longfor Group Holdings, Ltd.	13,000	72,837
Powerlong Commercial Management Holdings, Ltd.	9,000	31,645
Powerlong Real Estate Holdings, Ltd.	56,000	48,107
Shenzhen Investment, Ltd.	130,000	40,017
Shoucheng Holdings, Ltd.	96,000	22,998
Sunac China Holdings, Ltd.	7,000	24,027
Sunac Services Holdings, Ltd.	8,000	29,727
Suning Universal Co., Ltd., Class A (*)	18,900	24,402
Yuexiu Property Co., Ltd.	26,400	27,814
Zhongliang Holdings Group Co., Ltd.	46,000	28,375
		663,561
France | 3.0%
Air Liquide SA	374	65,534
Eutelsat Communications SA	12,123	141,688
Gecina SA REIT	179	27,433
Klepierre SA REIT	829	21,371
Nexity SA	783	39,168
Unibail-Rodamco-Westfield REIT (*)	237	20,526
Vinci SA	6,500	694,070
		1,009,790
Germany | 1.1%
Aroundtown SA	3,367	26,233
Deutsche Wohnen SE	1,657	101,437
Sirius Real Estate, Ltd.	21,519	32,945
TAG Immobilien AG	1,194	37,915
Vonovia SE	2,458	159,059
		357,589
Hong Kong | 2.2%
CK Infrastructure Holdings, Ltd.	19,000	113,302
ESR Cayman, Ltd. (*)	7,600	25,646
Henderson Land Development Co., Ltd.	25,000	118,491

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Link REIT	3,100	$29,993
New World Development Co., Ltd.	11,000	57,167
Power Assets Holdings, Ltd.	35,000	214,800
Shimao Group Holdings, Ltd.	7,000	17,166
Sun Hung Kai Properties, Ltd.	8,500	126,663
Wharf Real Estate Investment Co., Ltd.	5,000	29,076
		732,304
Ireland | 0.1%
Hibernia REIT PLC	22,336	32,846

Israel | 0.1%
Adgar Investment and Development, Ltd.	6,380	12,392
Property & Building Corp., Ltd. (*)	133	16,197
		28,589
Italy | 6.8%
Atlantia SpA (*)	26,667	483,263
Hera SpA	60,048	248,182
Italgas SpA	32,862	215,111
Snam SpA	127,648	738,727
Terna SPA	81,473	607,039
		2,292,322
Japan | 2.7%
Advance Residence Investment Corp. REIT	9	29,970
Daito Trust Construction Co., Ltd.	400	43,730
Daiwa House Industry Co., Ltd.	2,500	75,022
Frontier Real Estate Investment Corp. REIT	24	112,107
GLP J-REIT	45	77,635
Hoshino Resorts REIT, Inc. REIT	5	30,374
Japan Logistics Fund, Inc. REIT	9	27,062
Japan Metropolitan Fund Invest REIT	51	55,260
Japan Real Estate Investment Corp.	9	55,322
Katitas Co., Ltd.	700	19,668
Kenedix Office Investment Corp. REIT	4	28,188
LaSalle Logiport REIT	18	30,450
Mitsubishi Estate Co., Ltd.	5,500	88,912

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Mitsui Fudosan Co., Ltd.	1,900	$43,988
Nippon Building Fund, Inc. REIT	5	31,185
NIPPON REIT Investment Corp.	12	49,303
Open House Co., Ltd.	700	32,904
Orix JREIT, Inc.	24	46,178
SRE Holdings Corp. (*)	300	19,804
		897,062
Luxembourg | 0.5%
SES SA	21,299	162,796

Mexico | 0.2%
Corp Inmobiliaria Vesta SAB de CV	23,400	45,523
Fibra Uno Administracion SA de CV REIT	20,900	22,542
		68,065
Netherlands | 0.2%
Eurocommercial Properties NV	2,294	57,089

Norway | 0.1%
Entra ASA	1,467	33,545

Singapore | 0.8%
Keppel DC REIT	21,600	40,037
Keppel Pacific Oak US REIT	29,400	23,078
Mapletree Commercial Trust REIT	13,400	21,552
Mapletree Industrial Trust REIT	36,000	75,816
Mapletree Logistics Trust REIT	17,500	26,717
Parkway Life REIT	10,400	35,507
Sasseur REIT	86,600	60,899
		283,606
South Korea | 0.1%
Korea Asset In Trust Co., Ltd.	5,679	24,184

Spain | 2.2%
Ferrovial SA	25,384	745,159

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Sweden | 1.0%
Atrium Ljungberg AB, B Shares	1,500	$34,171
Castellum AB	2,305	58,673
Catena AB	437	23,399
Cibus Nordic Real Estate AB	1,431	34,184
Dios Fastigheter AB	2,474	25,620
Fabege AB	1,485	23,827
Fastighets AB Balder, B Shares (*)	438	27,486
Kungsleden AB	2,137	25,871
Nyfosa AB	1,704	23,021
Sagax AB, Class D	6,919	26,882
Wallenstam AB Class B	1,541	24,356
		327,490
United Arab Emirates | 0.2%
Aldar Properties PJSC	80,414	83,700

United Kingdom | 6.4%
Anglo American PLC	2,172	86,552
Big Yellow Group PLC REIT	1,467	26,532
Civitas Social Housing PLC REIT	35,663	56,947
National Grid PLC	60,041	764,463
Pennon Group PLC	20,476	321,831
Segro PLC REIT	11,070	167,716
Severn Trent PLC	10,784	373,015
United Utilities Group PLC	25,806	348,016
		2,145,072
United States | 21.9%
Agree Realty Corp. REIT	412	29,042
Alexandria Real Estate Equities, Inc. REIT	387	70,411
Ameren Corp.	2,400	192,096
American Tower Corp. REIT	1,506	406,831
Americold Realty Trust REIT	262	9,917
Apartment Investment and Management Co. REIT, Class A (*)	4,300	28,853
AvalonBay Communities, Inc. REIT	545	113,736
Boston Properties, Inc. REIT	606	69,442

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Brandywine Realty Trust REIT	2,777	$38,073
Brixmor Property Group, Inc. REIT	2,785	63,749
Bunge, Ltd.	1,223	95,577
Camden Property Trust REIT	713	94,594
CareTrust REIT, Inc.	1,184	27,504
CBRE Group, Inc., Class A (*)	1,756	150,542
CF Industries Holdings, Inc.	2,700	138,915
Community Healthcare Trust, Inc. REIT	413	19,601
Consolidated Edison, Inc.	5,840	418,845
Crown Castle International Corp., REIT	1,847	360,350
CSX Corp.	16,386	525,663
CubeSmart REIT	900	41,688
Digital Realty Trust, Inc. REIT	1,155	173,781
Duke Realty Corp. REIT	1,400	66,290
Easterly Government Properties, Inc. REIT	2,346	49,454
EastGroup Properties, Inc. REIT	328	53,940
Equinix, Inc. REIT	294	235,964
Equity Lifestyle Properties, Inc. REIT	1,076	79,958
Equity Residential REIT	1,217	93,709
Essential Properties Realty Trust, Inc. REIT	800	21,632
Essex Property Trust, Inc. REIT	166	49,802
Extra Space Storage, Inc. REIT	649	106,319
Federal Realty Investment Trust REIT	400	46,868
Gaming and Leisure Properties, Inc. REIT	1,148	53,187
Getty Realty Corp. REIT	1,006	31,337
Healthcare Trust of America, Inc., Class A REIT	1,342	35,831
Healthpeak Properties, Inc. REIT	1,984	66,047
Highwoods Properties, Inc. REIT	984	44,447
Hilton Worldwide Holdings, Inc. (*)	2,154	259,815
Host Hotels & Resorts, Inc. REIT (*)	1,702	29,087
Hudson Pacific Properties, Inc. REIT	800	22,256
Innovative Industrial Properties, Inc. REIT	168	32,091
Invitation Homes, Inc., REIT	1,468	54,742
Iron Mountain, Inc. REIT	1,426	60,348

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Jones Lang LaSalle, Inc. (*)	300	$58,638
Lamar Advertising Co., Class A REIT	506	52,837
Life Storage, Inc. REIT	462	49,596
Medical Properties Trust, Inc. REIT	3,775	75,877
MGM Growth Properties LLC, REIT Class A	1,300	47,606
Mid-America Apartment Communities, Inc. REIT	807	135,915
National Retail Properties, Inc. REIT	1,130	52,974
Norfolk Southern Corp.	255	67,680
Omega Healthcare Investors, Inc. REIT	1,055	38,286
Park Hotels & Resorts, Inc. REIT (*)	900	18,549
Pennsylvania Real Estate Investment Trust (*)	4,296	10,697
Pinnacle West Capital Corp.	2,100	172,137
PotlatchDeltic Corp. REIT	861	45,762
Prologis, Inc., REIT	2,944	351,896
PS Business Parks, Inc. REIT	199	29,468
Public Storage REIT	720	216,497
Rayonier, Inc., REIT	1,223	43,942
Realty Income Corp. REIT	1,534	102,379
Redfin Corp. (*)	422	26,759
Regency Centers Corp. REIT	568	36,392
Sabra Health Care REIT, Inc.	1,868	33,998
SBA Communications Corp. REIT	308	98,160
Simon Property Group, Inc. REIT	1,332	173,799
SL Green Realty Corp. REIT	700	56,000
Spirit Realty Capital, Inc. REIT	700	33,488
STAG Industrial, Inc., REIT	656	24,554
STORE Capital Corp. REIT	1,057	36,477
Sun Communities, Inc. REIT	354	60,676
The St. Joe Co.	856	38,186
Tyson Foods, Inc., Class A	517	38,134
UDR, Inc. REIT	900	44,082
Ventas, Inc. REIT	1,331	76,000
VEREIT, Inc. REIT	1,473	67,655
VICI Properties, Inc. REIT	1,933	59,962
Vulcan Materials Co.	407	70,846

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Welltower, Inc. REIT	1,162	$96,562
Weyerhaeuser Co. REIT	2,432	83,709
WP Carey, Inc. REIT	1,112	82,977
		7,371,486
Total Common Stocks (Cost $16,597,189)		19,228,448

Exchange-Traded Funds | 4.3%
Aberdeen Standard Physical Silver Shares ETF (Δ)	5,500	138,545
SPDR Gold Shares (Δ)	7,803	1,292,411

Total Exchange-Traded Funds (Cost $1,453,191)		1,430,956

Short-Term Investments | 33.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Δ) (Cost $11,100,337)	11,100,337	11,100,337

Total Investments | 94.5% (Cost $29,150,717) (»)		$31,759,741

Cash and Other Assets in Excess of Liabilities | 5.5%		1,838,144

Net Assets | 100.0%		$33,597,885

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at June 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation

USD	228,838	AUD	302,644	CIT	09/22/21	$1,914
USD	80,782	AUD	107,417	HSB	09/22/21	240
USD	218,749	AUD	289,408	HSB	09/22/21	1,750
USD	255,243	AUD	337,660	JPM	09/22/21	2,064
USD	210,632	AUD	278,596	SSB	09/22/21	1,740
USD	34,976	CAD	43,193	CIT	09/22/21	156
USD	20,372	CAD	25,157	JPM	09/22/21	92
USD	918,965	EUR	756,630	CIT	09/22/21	20,788
USD	1,521,889	EUR	1,253,088	HSB	09/22/21	34,379
USD	551,709	EUR	454,239	JPM	09/22/21	12,493
USD	1,042,472	EUR	858,390	SSB	09/22/21	23,498
USD	898,568	GBP	645,208	HSB	09/22/21	7,631
USD	525,725	GBP	377,415	JPM	09/22/21	4,570
USD	345,111	GBP	247,777	SSB	09/22/21	2,968
USD	171,676	HKD	1,332,785	CIT	09/24/21	27
USD	156,019	HKD	1,211,292	SSB	09/24/21	17
Total gross unrealized appreciation on Forward Currency Contracts						$114,327

Futures Contracts open at June 30, 2021 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	25	$ 250,000	08/27/2021	$775,806	$906,000	$130,194	$—
Low Sulphur Gasoil	6	600	09/10/2021	350,250	359,850	9,600	—
Sugar 11	2	224,000	09/30/2021	39,423	40,073	650	—
Cotton No. 2	1	50,000	12/08/2021	42,465	42,450	—	15
Soybean Oil	1	60,000	12/14/2021	37,620	37,656	36	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$140,480	$15

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Lazard Real Assets Portfolio (•) (continued)

Total Return Swap Agreements open at June 30, 2021 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation

USD	GSC	$8,356,818	10/22/21	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$2,527,142

(a) For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of June 30, 2021:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	4.60%
Bean Oil	BCOMBO	5.25
Brent Crude	BCOMCO	11.82
Coffee	BCOMKC	2.26
Copper	BCOMHG	8.01
Corn	BCOMCN	8.48
Cotton	BCOMCT	0.61
Crude Oil	BCOMCL	14.29
Gasoline (RBOB)	BCOMRB	4.64
Gold	BCOMGC	0.05
Heating Oil	BCOMHO	2.01
Kansas Wheat	BCOMKW	2.62
Lean Hogs	BCOMLH	0.78
Live Cattle	BCOMLC	5.63
Natural Gas	BCOMNG	4.70
Nickel	BCOMNI	1.04
Silver	BCOMSI	2.83
Soy Meal	BCOMSM	3.42
Soybeans	BCOMSY	7.49
Sugar	BCOMSB	2.68
Wheat	BCOMWH	4.07
Zinc	BCOMZS	2.72
Total		100.0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.0%

United States | 0.0%
Alder Biopharmaceuticals, Inc. (*), (‡)	3,247	$2,857
BioMarin Pharmaceutical, Inc. (*), (±)	11	918

Total Common Stocks (Cost $3,348)		3,775

Description	Security Currency	Principal Amount (000)	Fair Value

Convertible Corporate Bonds | 128.4%

Australia | 0.7%
Afterpay, Ltd., 0.000%, 03/12/26 (±)	AUD	200	$137,841

Austria | 1.1%
ams AG, 2.125%, 11/03/27 (±)	EUR	200	232,291

Brazil | 1.0%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	237	212,263

Canada | 6.4%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	350	295,750
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	283	237,146
Dye & Durham, Ltd., 3.750%, 03/01/26	CAD	125	102,304
Ivanhoe Mines, Ltd., 2.500%, 04/15/26 (±)	USD	120	147,456
Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	262	265,603

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Tricon Residential, Inc., 5.750%, 03/31/22 (±)	USD	276	$307,712
			1,355,971
China | 3.5%
Li Auto, Inc., 0.250%, 05/01/28 (#), (±)	USD	213	296,720
NIO, Inc.:
0.000%, 02/01/26 (±)	USD	285	267,615
0.500%, 02/01/27 (#), (±)	USD	195	183,105
			747,440
Germany | 1.7%
Delivery Hero SE, 1.500%, 01/15/28 (±)	EUR	200	246,944
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	100	120,477
			367,421
Israel | 0.9%
Fiverr International, Ltd., 0.000%, 11/01/25 (±)	USD	150	200,025

Italy | 0.2%
Kaleyra, Inc., 6.125%, 06/01/26 (±)	USD	38	38,610

Netherlands | 0.5%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	100	101,056

Singapore | 1.2%
SGX Treasury I Pte, Ltd., 0.000%, 03/01/24 (±)	EUR	200	244,268

United States | 111.2%
Accolade, Inc., 0.500%, 04/01/26 (±)	USD	60	76,350

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	214	$210,797
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	210	212,898
Alteryx, Inc.:
0.500%, 08/01/24 (±)	USD	150	142,875
1.000%, 08/01/26 (±)	USD	135	127,076
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	428	464,294
Atlas Air Worldwide Holdings, Inc.:
2.250%, 06/01/22 (±)	USD	285	308,883
1.875%, 06/01/24 (±)	USD	180	229,613
Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	218	221,314
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	260	303,550
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	120	164,604
Bentley Systems, Inc., 0.125%, 01/15/26 (±)	USD	300	357,390
Beyond Meat, Inc., 0.000%, 03/15/27 (±)	USD	196	199,798
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	210	210,405
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (#), (±)	USD	75	89,689
Bridgebio Pharma, Inc., 2.250%, 02/01/29 (±)	USD	90	86,911
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	75	72,584
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	90	159,188
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	178	181,931
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	167	178,918

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	365	$376,169
Cutera, Inc., 2.250%, 03/15/26 (±)	USD	122	198,250
DISH Network Corp., 3.375%, 08/15/26 (±)	USD	210	214,305
DraftKings, Inc., 0.000%, 03/15/28 (±)	USD	184	165,784
Dynavax Technologies Corp., 2.500%, 05/15/26 (±)	USD	197	226,796
Encore Capital Group, Inc.:
3.250%, 03/15/22 (±)	USD	394	444,235
3.250%, 10/01/25 (±)	USD	203	274,393
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	150	142,688
Fastly, Inc., 0.000%, 03/15/26 (±)	USD	195	181,643
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	188	168,778
Fortive Corp., 0.875%, 02/15/22 (±)	USD	240	240,600
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	219	215,031
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	135	108,422
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	195	182,203
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	180	223,425
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	266	324,148
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	300	326,437
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	408	399,125

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	168	$169,890
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	117	342,962
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	114	188,769
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	370	376,012
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	198	217,676
Invacare Corp., 4.250%, 03/15/26 (±)	USD	41	40,709
Ironwood Pharmaceuticals, Inc., 1.500%, 06/15/26 (±)	USD	167	198,637
JPMorgan Chase Bank NA, 0.000%, 12/28/23 (±)	USD	200	202,500
Kadmon Holdings, Inc., 3.625%, 02/15/27 (±)	USD	77	66,992
Kaman Corp., 3.250%, 05/01/24 (±)	USD	216	227,888
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	122	121,756
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	270	244,026
Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	360	362,340
2.750%, 09/30/50 (±)	USD	323	339,124
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	246	188,310
3.750%, 02/15/30 (±)	USD	230	173,701
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (±)	USD	186	252,867
Liberty Media Corp.:
1.375%, 10/15/23 (±)	USD	150	199,311
2.125%, 03/31/48 (±)	USD	315	326,812
2.750%, 12/01/49 (±)	USD	345	361,560
0.500%, 12/01/50 (±)	USD	121	139,211

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	242	$239,172
Live Nation Entertainment, Inc., 2.000%, 02/15/25 (±)	USD	120	133,920
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	93	162,199
Magnite, Inc., 0.250%, 03/15/26 (±)	USD	270	240,813
MannKind Corp., 2.500%, 03/01/26 (±)	USD	197	251,454
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26 (±)	USD	120	133,656
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	83	95,243
MicroStrategy, Inc., 0.000%, 02/15/27 (±)	USD	165	123,090
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	150	171,285
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	213	228,704
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	195	205,969
NuVasive, Inc., 1.000%, 06/01/23 (±)	USD	329	342,982
Oil States International, Inc., 4.750%, 04/01/26 (±)	USD	34	36,545
Omeros Corp., 5.250%, 02/15/26 (±)	USD	214	235,935
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	234	248,344
Parsons Corp., 0.250%, 08/15/25 (±)	USD	150	158,775
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	278	299,892
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	180	204,120

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

PennyMac Corp.:
5.500%, 11/01/24 (±)	USD	300	$306,000
5.500%, 03/15/26 (±)	USD	195	202,434
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	183	274,042
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	270	289,912
PROS Holdings, Inc.:
1.000%, 05/15/24 (±)	USD	177	181,757
2.250%, 09/15/27 (±)	USD	89	115,867
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	180	188,325
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	166	184,160
Realogy Group LLC, 0.250%, 06/15/26 (±)	USD	102	102,736
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	384	384,000
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	200	233,331
Royal Caribbean Cruises, Ltd., 2.875%, 11/15/23 (±)	USD	240	300,897
Shift Technologies, Inc., 4.750%, 05/15/26 (±)	USD	150	182,820
SmileDirectClub, Inc., 0.000%, 02/01/26 (±)	USD	337	275,919
Splunk, Inc., 1.125%, 06/15/27 (±)	USD	210	204,619
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	36	33,696
Stride, Inc., 1.125%, 09/01/27 (±)	USD	199	184,314
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	204	210,222
Sunnova Energy International, Inc., 0.250%, 12/01/26 (±)	USD	195	242,482

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

SunPower Corp., 4.000%, 01/15/23 (±)	USD	187	$263,913
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	98	100,332
TechTarget, Inc., 0.125%, 12/15/25 (±)	USD	165	208,065
The Chefs’ Warehouse, Inc.:
1.875%, 12/01/24 (±)	USD	233	241,738
1.875%, 12/01/24 (#), (±)	USD	145	150,438
The Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	198	206,613
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	120	251,850
Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	283	318,375
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	106	114,016
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	219	323,572
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	195	204,997
Vroom, Inc., 0.750%, 07/01/26 (±)	USD	73	75,409
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	195	207,675
Zogenix, Inc., 2.750%, 10/01/27 (±)	USD	169	171,958
			23,601,135
Total Convertible Corporate Bonds (Cost $25,864,624)			27,238,321

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.0%

Call
Avaya Holdings Corp. Expires 07/16/21	MSC	7	$34	$700	$0

Put
American Airlines Group, Inc. Expires 01/20/23	MSC	7	10	700	476
Alteryx Inc. Expires 07/16/21	MSC	2	80	200	136
Biomarin Pharmaceutical Inc. Expires 07/16/21	MSC	6	80	600	414
Cinemark Holdings Inc. Expires 01/21/22	MSC	12	10	1,200	180
Gol Linhas Aereas Inteligentes SA Expires 10/15/21	MSC	11	4	1,100	55
Marcus Corp. Expires 12/17/21	MSC	6	10	600	0
Realogy Holdings Corp. Expires 07/16/21	MSC	7	15	700	35

Total Purchased Options (Cost $4,430)					1,296

Description	Shares	Fair Value

Short-Term Investments | 58.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $12,363,628)	12,363,628	$12,363,628

Total Investments excluding Securities Sold Short | 186.7% (Cost $38,236,030)		$39,607,020

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (90.7)%

Common Stocks | (54.5)%

Austria | (0.3)%
ams AG	(2,886)	(57,908)

Brazil | (0.2)%
Gol Linhas Aereas Inteligentes SA ADR	(3,656)	(33,708)

Canada | (1.9)%
Canopy Growth Corp.	(2,239)	(54,151)
Dye & Durham, Ltd.	(823)	(31,623)
Ivanhoe Mines, Ltd., Class A	(12,256)	(88,489)
Pretium Resources, Inc.	(367)	(3,509)
Tricon Capital Group, Inc.	(19,790)	(227,658)
		(405,430)
China | (0.8)%
NIO, Inc. ADR	(3,235)	(172,102)

Germany | (0.5)%
Delivery Hero SE	(684)	(90,373)
Just Eat Takeaway.com NV	(254)	(23,460)
		(113,833)
Israel | (0.7)%
Fiverr International, Ltd.	(566)	(137,249)

Italy | 0.0%
Kaleyra, Inc.	(804)	(9,841)

Netherlands | (0.1)%
Pharming Group NV	(13,074)	(14,871)

United States | (50.0)%
Accolade, Inc.	(991)	(53,821)
Aerie Pharmaceuticals, Inc.	(5,069)	(81,155)
Afterpay, Ltd.	(478)	(42,301)
Air Transport Services Group, Inc.	(3,086)	(71,688)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Alteryx, Inc., Class A	(180)	$(15,484)
Arbor Realty Trust, Inc. REIT	(12,098)	(215,586)
Atlas Air Worldwide Holdings, Inc.	(4,007)	(272,917)
Avadel Pharmaceuticals PLC ADR	(9,729)	(65,476)
Avaya Holdings Corp.	(6,479)	(174,285)
Avid Bioservices, Inc.	(4,606)	(118,144)
Bentley Systems, Inc., Class B	(3,396)	(219,993)
Beyond Meat, Inc.	(676)	(106,463)
Braemar Hotels & Resorts, Inc. REIT	(8,282)	(51,431)
Bridgebio Pharma, Inc.	(644)	(39,258)
Century Aluminum Co.	(3,340)	(43,053)
Charter Communications, Inc., Class A	(178)	(128,418)
Cinemark Holdings, Inc.	(5,548)	(121,779)
Coherus Biosciences, Inc.	(6,197)	(85,704)
Collegium Pharmaceutical, Inc.	(4,033)	(95,340)
CSG Systems International, Inc.	(806)	(38,027)
Cutera, Inc.	(3,254)	(159,544)
DISH Network Corp., Class A	(1,832)	(76,578)
DraftKings, Inc., Class A	(1,384)	(72,203)
Dynavax Technologies Corp.	(14,324)	(141,091)
Encore Capital Group, Inc.	(9,684)	(458,925)
EZCORP, Inc. Class A	(7,587)	(45,750)
Fastly, Inc., Class A	(1,104)	(65,798)
Flexion Therapeutics, Inc.	(2,264)	(18,633)
fuboTV, Inc.	(2,459)	(78,958)
Gossamer Bio, Inc.	(6,841)	(55,549)
Groupon, Inc.	(2,033)	(87,744)
Guess?, Inc.	(4,863)	(128,383)
Helix Energy Solutions Group, Inc.	(31,789)	(181,515)
Herbalife Nutrition, Ltd.	(2,401)	(126,605)
Hope Bancorp, Inc.	(2,752)	(39,023)
I3 Verticals, Inc., Class A	(2,662)	(80,446)
Impinj, Inc.	(2,953)	(152,345)
Innovative Industrial Properties, Inc. REIT	(1,704)	(325,498)
Innoviva, Inc.	(5,272)	(70,697)
Insmed, Inc.	(4,527)	(128,838)
Invacare Corp.	(3,120)	(25,178)

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Ironwood Pharmaceuticals, Inc.	(9,195)	$(118,340)
Kadmon Holdings, Inc.	(8,865)	(34,308)
Kaman Corp.	(1,120)	(56,448)
Karyopharm Therapeutics, Inc.	(4,738)	(48,896)
LendingTree, Inc.	(292)	(61,869)
Li Auto, Inc. ADR	(6,464)	(225,852)
Liberty Media Corp-Liberty Formula One, Class C	(4,141)	(199,638)
Liberty Media Corp-Liberty MediaLiberty Media Corp-Liberty Media,Class A	(474)	(20,207)
Liberty Media Corp.-Liberty SiriusXM, Class A	(2,407)	(112,118)
Ligand Pharmaceuticals, Inc.	(258)	(33,847)
Live Nation Entertainment, Inc.	(1,567)	(137,254)
LivePerson, Inc.	(2,114)	(133,689)
Magnite, Inc.	(2,024)	(68,492)
MannKind Corp.	(30,702)	(167,326)
Marriott Vacations Worldwide Corp.	(489)	(77,898)
Mesa Laboratories, Inc.	(216)	(58,573)
MicroStrategy, Inc., Class A	(100)	(66,450)
Mitek Systems, Inc.	(5,673)	(109,262)
MP Materials Corp.	(3,656)	(134,760)
Nutanix, Inc., Class A	(1,769)	(67,611)
NuVasive, Inc.	(1,716)	(116,310)
Oil States International, Inc.	(2,529)	(19,853)
Omeros Corp.	(8,865)	(131,557)
OSI Systems, Inc.	(1,040)	(105,706)
Parsons Corp.	(1,945)	(76,555)
Patrick Industries, Inc.	(1,496)	(109,208)
Pebblebrook Hotel Trust REIT	(5,417)	(127,570)
PennyMac Mortgage Investment Trust REIT	(8,104)	(170,670)
PetIQ, Inc.	(5,235)	(202,071)
PRA Group, Inc.	(2,851)	(109,678)
PROS Holdings, Inc.	(3,238)	(147,556)
Pure Storage, Inc., Class A	(2,546)	(49,723)
Rapid7, Inc.	(1,144)	(108,257)
Realogy Holdings Corp.	(1,496)	(27,257)
Redwood Trust, Inc. REIT	(2,108)	(25,444)
Revance Therapeutics, Inc.	(5,089)	(150,838)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Royal Caribbean Cruises, Ltd.	(2,050)	$(174,824)
Shift Technologies, Inc.	(14,197)	(121,810)
Sirius XM Holdings, Inc.	(24,215)	(158,366)
SmileDirectClub, Inc.	(9,679)	(84,014)
Splunk, Inc.	(225)	(32,530)
Spotify Technology SA	(10)	(2,756)
Stride, Inc.	(2,312)	(74,285)
Summit Hotel Properties, Inc. REIT	(11,129)	(103,834)
Sunnova Energy International, Inc.	(4,874)	(183,555)
SunPower Corp.	(5,808)	(169,710)
Tabula Rasa HealthCare, Inc.	(965)	(48,250)
TechTarget, Inc.	(1,892)	(146,611)
The Chefs’ Warehouse, Inc.	(4,213)	(134,100)
The Greenbrier Cos., Inc.	(2,365)	(103,067)
The Marcus Corp.	(9,942)	(210,870)
Turning Point Brands, Inc.	(3,106)	(142,162)
Two Harbors Investment Corp. REIT	(8,474)	(64,063)
Varex Imaging Corp.	(8,888)	(238,376)
Vishay Intertechnology, Inc.	(1,570)	(35,403)
Vroom, Inc.	(916)	(38,344)
Wayfair, Inc., Class A	(295)	(93,134)
Zogenix, Inc.	(4,984)	(86,123)
		(10,616,902)

Total Common Stock (Proceeds $10,712,181)		(11,561,844)

Description	Security Currency	Principal Amount (000)	Fair Value

US Treasury Securities | (36.2)%
US Treasury Bills 0.000%, 07/27/21	USD	(7,500)	$(7,499,749)
U.S. Treasury Notes 1.625%, 05/15/31	USD	(182)	(184,787)
(Proceeds $7,684,991)			(7,684,536)

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (concluded)

Total Securities Sold Short (Proceeds $18,397,172)			$(19,246,380)

Total Investments | 96.0% (Cost and short proceeds $19,838,858) (»)			20,360,640

Cash and Other Assets in Excess of Liabilities | 4.0%			859,116

Net Assets | 100.0%			$21,219,756

Forward Currency Contracts open at June 30, 2021:

Currency		Currency			Settlement	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation

USD	118,338	AUD	157,000	SSB	09/24/21	$555
USD	329,127	CAD	407,000	SSB	09/24/21	806
USD	842,848	EUR	706,000	SSB	09/24/21	4,275
Total gross unrealized appreciation on Forward Currency Contracts						$5,636

Written Options open at June 30, 2021:

		Number of	Strike	Expiration	Notional		Fair
Description	Counterparty	Contracts	Price	Date	Amount	Premiums	Value

Put
Avaya Holdings Corp.	MSC	7	$27	07/16/21	$700	$1,074	$(630)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2021 (unaudited)

(*)	Non-income producing security.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2021.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, these securities amounted to 0.1% of net assets of Lazard Global Dynamic Multi-Asset Portfolio and 5.1% of net assets of Lazard Enhanced Opportunities Portfolio.

(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.

(Δ)	The security is owned by Lazard Real Assets Portfolio, Ltd., a wholly-owned subsidiary of the Lazard Real Assets Portfolio. See Note 1 in the Notes to the Financial Statements.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy - see Note 9 in the Notes to Financial Statements.

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

Security Abbreviations:
ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
LIBOR	—	London Interbank Offered Rate
NIBOR	—	Norway Interbank Offered Rate
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

Currency Abbreviations:
AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican New Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNH	—	Chinese Yuan Renminbi	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	New Romanian Leu
EUR	—	Euro	RUB	—	Russian Ruble
GBP	—	British Pound Sterling	SEK	—	Swedish Krona
HKD	—	Hong Kong Dollar	SGD	—	Singapore Dollar
HUF	—	Hungarian Forint	THB	—	Thai Baht
IDR	—	Indonesian Rupiah	USD	—	United States Dollar
INR	—	Indian Rupee

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Counterparty Abbreviations:
CIT	—	Citibank NA
GSC	—	Goldman Sachs International
HSB	—	HSBC Bank USA NA
JPM	—	JPMorgan Chase Bank NA
MSC	—	Morgan Stanley & Co.
SSB	—	State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    65

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	1.2%	—%
Air Freight & Logistics	0.6	—
Auto Components	0.2	—
Automobiles	1.9	—
Banks	4.6	—
Beverages	2.3	—
Biotechnology	0.2	—
Building Products	0.7	—
Capital Markets	3.8	—
Chemicals	0.6	0.6
Commercial Services & Suppliers	0.3	—
Communications Equipment	0.8	—
Construction & Engineering	0.1	4.3
Construction Materials	0.4	0.2
Consumer Finance	0.2	—
Containers & Packaging	0.6	—
Diversified Consumer Services	0.3	—
Diversified Financial Services	0.2	—
Diversified Telecommunication Services	1.6	—
Electric Utilities	0.6	3.3
Electrical Equipment	1.3	—
Electronic Equipment, Instruments & Components	0.9	—
Entertainment	1.1	—
Equity Real Estate Investment Trusts (REITs)	1.6	21.4
Food & Staples Retailing	1.6	—
Food Products	0.6	0.4
Gas Utilities	0.2	2.8
Health Care Equipment & Supplies	0.9	—
Health Care Providers & Services	2.6	—
Hotels, Restaurants & Leisure	1.7	0.8
Household Durables	0.5	0.1
Household Products	1.2	—
Independent Power & Renewable Electricity Producers	0.3	—
Industrial Conglomerates	0.4	—
Insurance	2.2	—
Interactive Media & Services	2.9	—
Internet & Direct Marketing Retail	1.7	—

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio

IT Services	2.6%	—%
Leisure Products	0.6	—
Life Sciences Tools & Services	2.1	—
Machinery	1.8	—
Marine	0.1	—
Media	0.9	0.9
Metals & Mining	0.9	0.4
Multiline Retail	0.9	—
Multi-Utilities	0.3	5.0
Oil, Gas & Consumable Fuels	1.8	—
Paper & Forest Products	0.1	—
Personal Products	0.5	—
Pharmaceuticals	3.8	—
Professional Services	1.6	—
Real Estate Management & Development	0.5	7.8
Road & Rail	0.6	1.8
Semiconductors & Semiconductor Equipment	3.6	—
Software	5.3	—
Specialty Retail	1.9	—
Technology Hardware, Storage & Peripherals	3.4	—
Textiles, Apparel & Luxury Goods	0.9	—
Thrifts & Mortgage Finance	0.1	—
Tobacco	0.5	—
Trading Companies & Distributors	0.2	—
Transportation Infrastructure	—	4.3
Water Utilities	—	3.1
Wireless Telecommunication Services	0.5	—
Subtotal	78.4	57.2
Exchange Traded Funds	5.0	4.3
Foreign Government Obligations	11.8	—
Supranationals	2.2	—
US Municipal Bonds	1.3	—
Short-Term Investments	1.5	33.0
Total Investments	100.2%	94.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	1.8%	–0.6%
Air Freight & Logistics	3.5	–1.6
Airlines	1.0	–0.2
Auto Components	1.4	–0.5
Automobiles	3.5	–1.9
Banks	2.8	–0.2
Biotechnology	11.1	–4.7
Consumer Finance	6.6	–3.2
Diversified Consumer Services	0.9	–0.3
Diversified Financial Services	2.2	—
Electronic Equipment, Instruments & Components	2.2	–0.7
Energy Equipment & Services	1.7	–0.9
Entertainment	2.6	–3.3
Equity Real Estate Investment Trusts (REITs)	4.0	–2.9
Food & Staples Retailing	1.9	–0.6
Food Products	0.9	–0.5
Health Care Equipment & Supplies	6.0	–3.2
Health Care Providers & Services	1.7	–1.2
Health Care Technology	0.5	–0.2
Hotels, Restaurants & Leisure	2.8	–1.5
Independent Power & Renewable Electricity Producers	1.1	–0.9
Interactive Media & Services	2.0	–0.4
Internet & Direct Marketing Retail	3.7	–2.0
IT Services	4.1	–1.1
Machinery	2.1	–0.5
Media	14.2	–3.2
Metals & Mining	3.4	–1.3
Mortgage Real Estate Investment Trusts (REITs)	6.9	–2.2
Personal Products	1.5	–0.6
Pharmaceuticals	9.1	–3.5
Real Estate Management & Development	1.9	–1.2
Semiconductors & Semiconductor Equipment	3.2	–1.8
Software	11.4	–5.3
Specialty Retail	2.3	–1.4
Technology Hardware, Storage & Peripherals	0.9	–0.2
Tobacco	1.5	–0.7
Subtotal	128.4	–54.5
US Treasury Securities	—	–36.2
Short-Term Investments	58.3	—
Total Investments	186.7%	–90.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   69

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2021	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Opportunistic Strategies Portfolio
ASSETS
Investments in securities, at fair value	$17,509,120	$86,164,446
Cash	227	—
Foreign currency, at fair value	51,357	—
Receivables for:
Dividends and interest	82,514	49,443
Capital stock sold	—	21,529
Investments sold	42,915	—
Amount due from Investment Manager (Note 3)	5,919	—
Cash collateral due from broker on options	—	—
Gross unrealized appreciation on:
Swap agreements	—	—
Forward currency contracts	107,737	—
Prepaid expenses	13,723	—
Total assets	17,813,512	86,235,418

LIABILITIES
Securities sold short, at fair value	—	3,137,014
Cash collateral due to broker on futures contracts and swap agreements	—	—
Payables for:
Management fees	—	54,435
Accrued professional services	24,868	28,110
Accrued custodian fees	79,577	27,696
Accrued directors’ fees	1,985	2,273
Accrued distribution fees	46	36
Capital stock redeemed	—	1,082,654
Investments purchased	105,969	—
Dividends on securities sold short	—	—
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on forward currency contracts	118,919	—
Written options, at fair value	—	—
Other accrued expenses and payables	1,518	23,599
Total liabilities	332,882	4,355,817
Net assets	$17,480,630	$81,879,601

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Lazard Real Assets Portfolio (a)	Lazard Enhanced Opportunities Portfolio

$31,759,741	$39,607,020
—	7,833
3,960	100

105,383	143,614
49,550	75,000
6,140,082	309,556

—	—
—	731,587

2,527,142	—
114,327	5,636
7,026	—
40,707,211	40,880,346

—	19,246,380

839,810	—

2,481	1,077
46,836	28,901
68,988	85,412
1,357	1,392
11	65
6,000,000	—
137,302	274,628
—	5,418
2,101	—

—	—
—	630
10,440	16,687
7,109,326	19,660,590
$33,597,885	$21,219,756

Semi-Annual Report   71

June 30, 2021	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Opportunistic Strategies Portfolio
NET ASSETS
Paid in capital	$10,172,585	$65,245,170
Distributable earnings (Accumulated loss)	7,308,045	16,634,431
Net assets	$17,480,630	$81,879,601

Institutional Shares
Net assets	$17,266,826	$81,724,927
Shares of capital stock outstanding*	1,525,875	7,147,670
Net asset value, offering and redemption price per share	$11.32	$11.43

Open Shares
Net assets	$213,804	$154,674
Shares of capital stock outstanding*	18,911	13,621
Net asset value, offering and redemption price per share	$11.31	$11.36
Cost of investments in securities	$13,972,174	$70,516,815
Proceeds received from securities sold short	$—	$3,238,622
Proceeds received from written options	$—	$—
Cost of foreign currency	$51,565	$—
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

Lazard Real Assets Portfolio (a)	Lazard Enhanced Opportunities Portfolio

$28,598,854	$20,420,356
4,999,031	799,400
$33,597,885	$21,219,756

$33,512,621	$20,681,940
2,862,461	2,178,439

$11.71	$9.49

$85,264	$537,816
7,275	56,717

$11.72	$9.48
$29,150,717	$38,236,030
$—	$18,397,172
$—	$1,074
$3,977	$100

Semi-Annual Report   73

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Period Ended June 30, 2021	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Opportunistic Strategies Portfolio
Investment Income (Loss)

Income
Dividends	$188,287	$521,021
Interest	143,010	277
Total investment income*	331,297	521,298

Expenses
Management fees (Note 3)	143,830	403,479
Custodian fees	49,608	16,205
Professional services	19,111	23,092
Registration fees	17,798	10,160
Administration fees	13,077	15,873
Directors’ fees and expenses	3,883	4,401
Shareholders’ services	5,368	6,214
Shareholders’ reports	6,039	16,097
Distribution fees (Open Shares)	285	189
Other^	3,219	3,265
Total gross expenses before expenses on securities sold short	262,218	498,975
Broker expense on securities sold short	—	16,088
Dividend expense on securities sold short	—	16,389
Total gross expenses	262,218	531,452
Management fees waived and expenses reimbursed	(99,313)	(86,818)
Voluntary reimbursement by administrator	—	—
Total net expenses	162,905	444,634
Net investment income (loss)	168,392	76,664

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,302,463	1,129,130
Securities sold short	—	—
Foreign currency transactions	(53,454)	—
Forward currency contracts	(247,759)	—
Futures contracts	—	—
Written options	—	—
Swap agreements	—	—
Total net realized gain (loss)	5,001,250	1,129,130

Net change in unrealized appreciation (depreciation) on:
Investments	(3,843,362)	4,939,866
Securities sold short	—	101,608
Foreign currency translations	(6,088)	—
Forward currency contracts	58,261	—
Futures contracts	—	—
Written options	—	—
Swap agreements	—	—
Total net change in unrealized appreciation (depreciation)	(3,791,189)	5,041,474
Net realized and unrealized gain (loss)	1,210,061	6,170,604
Net increase (decrease) in net assets resulting from operations	$1,378,453	$6,247,268
* Net of foreign withholding taxes of	$9,153	$—
^ Includes interest on line of credit of	$515	$—
(a) Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

Lazard Real Assets Portfolio (a)	Lazard Enhanced Opportunities Portfolio

$336,230	$226
316	397,679
336,546	397,905

92,324	95,419
46,662	51,999
36,465	24,384
19,501	18,080
12,605	14,294
7,820	2,750
4,926	4,927
3,419	13,355
102	510
7,061	3,369

230,885	229,087
—	50,921
—	27,364
230,885	307,372
(117,016)	(102,780)
—	(33,105)
113,869	171,487
222,677	226,418

345,606	5,737,305
—	(4,439,980)
108	(6,830)
(23,273)	15,163
132,967	—
—	7,674
(433,062)	—
22,346	1,313,332

1,002,963	(3,157,941)
—	2,426,194
(1,732)	(195)
177,302	3,309
134,009	—
—	135
2,119,849	—
3,432,391	(728,498)
3,454,737	584,834

$3,677,414	$811,252
$23,862	$—
$27	$145

Semi-Annual Report   75

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$168,392	$430,657
Net realized gain (loss)	5,001,250	(167,823)
Net change in unrealized appreciation (depreciation)	(3,791,189)	1,850,264
Net increase (decrease) in net assets resulting from operations	1,378,453	2,113,098

Distributions to shareholders (Note 2(i))
Net investment Income and net realized gains Institutional Shares	—	(1,164,138)
Open Shares	—	(4,081)
Net decrease in net assets resulting from distributions	—	(1,168,219)

Capital stock transactions
Net proceeds from sales
Institutional Shares	1,400,239	13,573,016
Open Shares	3,170	38,391
Net proceeds from reinvestment of distributions Institutional Shares	—	1,164,138
Open Shares	—	4,081
Cost of shares redeemed
Institutional Shares	(43,423,748)	(5,246,998)
Open Shares	(38,519)	(90,981)
Net increase (decrease) in net assets from capital stock transactions	(42,058,858)	9,441,647
Total increase (decrease) in net assets	(40,680,405)	10,386,526
Net assets at beginning of period	58,161,035	47,774,509
Net assets at end of period	$17,480,630	$58,161,035

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

$76,664	$421,403	$222,677	$344,431
1,129,130	840,299	22,346	(39,763)
5,041,474	5,372,262	3,432,391	538,292
6,247,268	6,633,964	3,677,414	842,960

—	(1,635,417)	(54,848)	(890,908)
—	(2,819)	(49)	(3,741)
—	(1,638,236)	(54,897)	(894,649)

4,066,219	4,433,096	5,969,552	6,113,393
29,729	1,947	6,121	1,056,495

—	1,561,574	52,668	890,908
—	2,617	49	3,741

(6,693,249)	(16,379,299)	(80,914)	(451,652)
(40,247)	(62,305)	(46,364)	(1,066,899)
(2,637,548)	(10,442,370)	5,901,112	6,545,986
3,609,720	(5,446,642)	9,523,629	6,494,297
78,269,881	83,716,523	24,074,256	17,579,959
$81,879,601	$78,269,881	$33,597,885	$24,074,256

Semi-Annual Report    77

	Lazard Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,427,381	4,403,915
Shares sold	129,681	1,431,989
Shares issued to shareholders from reinvestment of distributions	—	110,450
Shares redeemed	(4,031,187)	(518,973)
Net increase (decrease)	(3,901,506)	1,023,466
Shares outstanding at end of period	1,525,875	5,427,381

Open Shares
Shares outstanding at beginning of period	22,108	27,210
Shares sold	287	3,726
Shares issued to shareholders from reinvestment of distributions	—	387
Shares redeemed	(3,484)	(9,215)
Net increase (decrease)	(3,197)	(5,102)
Shares outstanding at end of period	18,911	22,108

(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

7,380,473	8,460,555	2,319,287	1,639,120
369,651	460,110	545,788	636,605
—	148,761	4,728	89,265
(602,454)	(1,688,953)	(7,342)	(45,703)
(232,803)	(1,080,082)	543,174	680,167
7,147,670	7,380,473	2,862,461	2,319,287

14,614	21,180	11,188	6,050
2,733	205	536	119,887
—	251	4	373
(3,726)	(7,022)	(4,453)	(115,122)
(993)	(6,566)	(3,913)	5,138
13,621	14,614	7,275	11,188

Semi-Annual Report    79

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$226,418	$288,181
Net realized gain (loss)	1,313,332	237,649
Net change in unrealized appreciation (depreciation)	(728,498)	1,372,416
Net increase (decrease) in net assets resulting from operations	811,252	1,898,246

Distributions to shareholders (Note 2(i))
Net investment Income and net realized gains
Institutional Shares	—	(1,185,411)
Open Shares	—	(9,395)
Net decrease in net assets resulting from distributions	—	(1,194,806)

Capital stock transactions
Net proceeds from sales
Institutional Shares	5,782,018	11,095,505
Open Shares	591,487	3,369,722
Net proceeds from reinvestment of distributions Institutional Shares	—	1,185,411
Open Shares	—	9,395
Cost of shares redeemed
Institutional Shares	(5,441,735)	(2,567,231)
Open Shares	(228,265)	(3,436,893)
Net increase (decrease) in net assets from capital stock transactions	703,505	9,655,909
Total increase (decrease) in net assets	1,514,757	10,359,349
Net assets at beginning of period	19,704,999	9,345,650
Net assets at end of period	$21,219,756	$19,704,999

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	2,140,850	1,043,282
Shares sold	612,756	1,253,802
Shares issued to shareholders from reinvestment of distributions	—	130,284
Shares redeemed	(575,167)	(286,518)
Net increase (decrease)	37,589	1,097,568
Shares outstanding at end of period	2,178,439	2,140,850

Open Shares
Shares outstanding at beginning of period	18,359	13,910
Shares sold	62,501	402,978
Shares issued to shareholders from reinvestment of distributions	—	1,035
Shares redeemed	(24,143)	(399,564)
Net increase (decrease)	38,358	4,449
Shares outstanding at end of period	56,717	18,359

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    81

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 5/27/16* to
the period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Institutional Shares
Net asset value, beginning of period	$10.67	$10.78	$9.27	$11.49	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.14	0.16	0.15	0.06
Net realized and unrealized gain (loss)	0.60	0.02	1.51	(0.92)	1.92	(0.01)
Total from investment operations	0.65	0.10	1.65	(0.76)	2.07	0.05
Less distributions from:
Net investment income	—	(0.21)	(0.14)	(0.20)	(0.14)	(0.05)
Net realized gains	—	—	—	(1.26)	(0.44)	— (b)
Total distributions	—	(0.21)	(0.14)	(1.46)	(0.58)	(0.05)
Net asset value, end of period	$11.32	$10.67	$10.78	$9.27	$11.49	$10.00
Total Return (c)	6.09%	1.00%	17.80%	–6.35%	20.69%	0.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,267	$57,925	$47,481	$42,577	$68,761	$48,544
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.44%	1.32%	1.45%	1.34%	1.42%	2.14%
Net investment income (loss)	0.94%	0.84%	1.36%	1.36%	1.40%	0.95%
Portfolio turnover rate	46%	173%	125%	120%	102%	67%

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 5/27/16* to
the period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Open Shares
Net asset value, beginning of period	$10.68	$10.78	$9.27	$11.49	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.06	0.11	0.12	0.12	0.04
Net realized and unrealized gain (loss)	0.59	0.03	1.51	(0.91)	1.91	(0.01)
Total from investment operations	0.63	0.09	1.62	(0.79)	2.03	0.03
Less distributions from:
Net investment income	—	(0.19)	(0.11)	(0.17)	(0.10)	(0.03)
Net realized gains	—	—	—	(1.26)	(0.44)	— (b)
Total distributions	—	(0.19)	(0.11)	(1.43)	(0.54)	(0.03)
Net asset value, end of period	$11.31	$10.68	$10.78	$9.27	$11.49	$10.00
Total Return (c)	5.90%	0.84%	17.46%	–6.64%	20.33%	0.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214	$236	$293	$225	$414	$210
Ratios to average net assets (d):
Net expenses	1.15%	1.15%	1.18%	1.20%	1.20%	1.20%
Gross expenses	3.60%	3.09%	5.45%	4.20%	5.79%	9.43%
Net investment income (loss)	0.79%	0.61%	1.10%	1.07%	1.09%	0.72%
Portfolio turnover rate	46%	173%	125%	120%	102%	67%

†	Unaudited.
*	The Portfolio commenced operations on May 27, 2016.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Institutional Shares
Net asset value, beginning of period	$10.58	$9.87	$8.74	$10.60	$9.70	$9.36
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.05	0.10	0.14	0.10	0.16	^
Net realized and unrealized gain (loss)	0.84	0.88	1.23	(1.48)	1.62	0.34
Total from investment operations	0.85	0.93	1.33	(1.34)	1.72	0.50
Less distributions from:
Net investment income	—	(0.05)	(0.12)	(0.02)	(0.14)	(0.14)
Net realized gains	—	(0.17)	(0.08)	(0.48)	(0.68)	—
Return of capital	—	—	—	(0.02)	—	(0.02)
Total distributions	—	(0.22)	(0.20)	(0.52)	(0.82)	(0.16)
Redemption fees	—	—	—	—	—	—	(b)
Net asset value, end of period	$11.43	$10.58	$9.87	$8.74	$10.60	$9.70
Total Return (c)	8.03%	9.47%	15.16%	–12.72%	17.74%	5.36	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81,725	$78,116	$83,509	$102,783	$151,767	$141,494
Ratios to average net assets (d):
Net expenses	1.10%	1.04%	1.22%	1.02%	1.05%	1.02	%^
Gross expenses	1.31%	1.30%	1.43%	1.15%	1.18%	1.19%
Gross expenses, excluding expenses on securities sold short	1.23%	1.29%	1.23%	1.15%*	1.15%	1.19%
Net investment income (loss)	0.19%	0.55%	1.08%	1.32%	0.99%	1.72	%^
Portfolio turnover rate:
Excluding securities sold short	15%	88%	82%	227%	142%	238%
Including securities sold short	15%	94%	99%	N/A %*	153%	N/A	%*

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Open Shares
Net asset value, beginning of period	$10.52	$9.82	$8.69	$10.55	$9.65	$9.32
Income (Loss) from investment operations:
Net investment income (loss) (a)	—	0.03	0.07	0.10	0.05	0.13	^
Net realized and unrealized gain (loss)	0.84	0.86	1.23	(1.46)	1.64	0.33
Total from investment operations	0.84	0.89	1.30	(1.36)	1.69	0.46
Less distributions from:
Net investment income	—	(0.02)	(0.09)	—	(0.11)	(0.11)
Net realized gains	—	(0.17)	(0.08)	(0.48)	(0.68)	—
Return of capital	—	—	—	(0.02)	—	(0.02)
Total distributions	—	(0.19)	(0.17)	(0.50)	(0.79)	(0.13)
Net asset value, end of period	$11.36	$10.52	$9.82	$8.69	$10.55	$9.65
Total Return (c)	7.98%	9.14%	14.91%	–13.05%	17.48%	4.97	%^
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155	$154	$208	$286	$428	$823
Ratios to average net assets (d):
Net expenses	1.35%	1.28%	1.51%	1.32%	1.34%	1.32	%^
Gross expenses	4.97%	7.75%	3.78%	4.22%	3.87%	3.31%
Gross expenses, excluding expenses on securities sold short	4.89%	7.74%	3.58%	4.22%*	3.85%	3.31	%*
Net investment income (loss)	-0.08%	0.31%	0.76%	1.00%	0.53%	1.43	%^
Portfolio turnover rate:
Excluding securities sold short	15%	88%	82%	227%	142%	238%
Including securities sold short	15%	94%	99%	N/A %*	153%	N/A	%*

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   85

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended				For the Period 12/31/16* to
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$10.33	$10.69	$9.42	$10.71	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.17	0.16	0.16	0.19	—
Net realized and unrealized gain (loss)	1.31	(0.12)	1.35	(0.96)	0.78	— (b)
Total from investment operations	1.40	0.05	1.51	(0.80)	0.97	— (b)
Less distributions from:
Net investment income	(0.02)	(0.20)	(0.24)	(0.25)	(0.13)	—
Net realized gains	—	(0.21)	— (b)	(0.24)	(0.13)	—
Total distributions	(0.02)	(0.41)	(0.24)	(0.49)	(0.26)	—
Net asset value, end of period	$11.71	$10.33	$10.69	$9.42	$10.71	$10.00
Total Return (c)	13.56%	0.61%	16.07%	–7.47%	9.80%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,513	$23,959	$17,515	$16,164	$17,812	$13,090
Ratios to average net assets (d):
Net expenses	0.80%	0.86%	0.90%	0.90%	0.90%	0.00%
Gross expenses	1.61%	2.13%	2.20%	2.04%	3.13%	3.49%
Net investment income (loss)	1.57%	1.73%	1.59%	1.53%	1.79%	0.00%
Portfolio turnover rate	19%	109%	44%	72%	76%	0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended			For the Period 1/9/17* to
each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17

Open Shares
Net asset value, beginning of period	$10.34	$10.67	$9.41	$10.70	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.17	0.14	0.14	0.18
Net realized and unrealized gain (loss)	1.32	(0.14)	1.33	(0.96)	0.74
Total from investment operations	1.39	0.03	1.47	(0.82)	0.92
Less distributions from:
Net investment income	(0.01)	(0.15)	(0.21)	(0.23)	(0.12)
Net realized gains	—	(0.21)	— (b)	(0.24)	(0.13)
Total distributions	(0.01)	(0.36)	(0.21)	(0.47)	(0.25)
Net asset value, end of period	$11.72	$10.34	$10.67	$9.41	$10.70
Total Return (c)	13.41%	0.42%	15.70%	–7.70%	9.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85	$116	$65	$43	$135
Ratios to average net assets (d):
Net expenses	1.00%	1.13%	1.10%	1.15%	1.15%
Gross expenses	7.34%	4.64%	23.75%	13.72%	20.65%
Net investment income (loss)	1.23%	1.77%	1.39%	1.29%	1.69%
Portfolio turnover rate	19%	109%	44%	72%	76%

^	Consolidated Financial Highlights.
†	Unaudited.
*	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Report

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended		Year Ended
each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Institutional Shares
Net asset value, beginning of period	$9.13		$8.84	$8.31	$8.67	$9.16	$8.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	#	0.20	0.10	0.06	0.11 ^	0.05
Net realized and unrealized gain (loss)	0.25		0.69	0.52	(0.20)	0.40	0.35
Total from investment operations	0.36		0.89	0.62	(0.14)	0.51	0.40
Less distributions from:
Net investment income	—		(0.22)	—	(0.10)	(0.17)	(0.08)
Net realized gains	—		(0.38)	(0.09)	(0.12)	(0.83)	(0.05)
Total distributions	—		(0.60)	(0.09)	(0.22)	(1.00)	(0.13)
Net asset value, end of period	$9.49		$9.13	$8.84	$8.31	$8.67	$9.16
Total Return (b)	3.94	%#	10.11%	7.44%	–1.66%	5.56%^	4.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,682		$19,537	$9,223	$16,184	$15,206	$14,077
Ratios to average net assets (c):
Net expenses	1.70	%#	2.23%	2.71%	2.36%	2.78%^	1.79%
Gross expenses		3.03%	3.79%	5.52%	3.80%	5.02%^	3.60%
Gross expenses, excluding expenses on securities sold short		2.25%	2.82%	4.06%	2.71%	3.45%	3.51%
Net investment income (loss)	2.26	%#	2.22%	1.19%	0.73%	1.20%^	0.57%
Portfolio turnover rate:
Excluding securities sold short		101%	167%	272%	312%	210%	247%
Including securities sold short		137%	241%	354%	409%	310%	340%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   89

Selected data for a share of capital stock outstanding throughout	Six Months Ended		Year Ended
each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Open Shares
Net asset value, beginning of period	$9.13		$8.82	$8.30	$8.65	$9.15	$8.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	#	0.16	0.10	0.04	0.10 ^	0.04
Net realized and unrealized gain (loss)	0.27		0.70	0.51	(0.19)	0.37	0.33
Total from investment operations	0.35		0.86	0.61	(0.15)	0.47	0.37
Less distributions from:
Net investment income	—		(0.17)	—	(0.08)	(0.14)	(0.06)
Net realized gains	—		(0.38)	(0.09)	(0.12)	(0.83)	(0.05)
Total distributions	—		(0.55)	(0.09)	(0.20)	(0.97)	(0.11)
Net asset value, end of period	$9.48		$9.13	$8.82	$8.30	$8.65	$9.15

Total Return (b)	3.83	%#	9.83%	7.33%	–1.80%	5.16%^	4.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$538		$168	$123	$105	$117	$112
Ratios to average net assets (c):
Net expenses	2.20	%#	2.45%	2.83%	2.60%	3.01%^	2.07%
Gross expenses		4.40%	4.94%	13.76%	14.49%	16.40%^	15.58%
Gross expenses, excluding expenses on securities sold short		3.56%	3.99%	12.30%	13.40%	14.85%	15.46%
Net investment income (loss)	1.76	%#	1.75%	1.10%	0.48%	1.06%^	0.45%
Portfolio turnover rate:
Excluding securities sold short		101%	167%	272%	312%	210%	247%
Including securities sold short		137%	241%	354%	409%	310%	340%

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Report

†	Unaudited.
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.02 and $0.01 per share for Institutional Shares and Open Shares respectively. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.17% and 0.07%, decreased the net expense ratio by 0.33% and 0.14% and increased the net investment income (loss) ratio by 0.33% and 0.14% respectively.
^	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.04 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49%, decreased the gross expense and net expense ratios by 0.44% and increased the net investment income (loss) ratio by 0.44%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Return for a period of less than one year is not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   91

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2021 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2021, the Fund was comprised of thirty no-load portfolios (each referred to as a “Portfolio”).This report includes only the financial statements of the Lazard Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”), the Lazard Real Assets Portfolio (“Real Assets”) and the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”). The financial statements of the other twenty-six Portfolios are presented separately.

The Global Dynamic Multi-Asset, Opportunistic Strategies, and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio commenced investment operations and issued Institutional Shares on December 30, 2016. Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands, was incorporated on October 7, 2016 and commenced operations on December 30, 2016. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2021, net assets of the Portfolio were

92   Semi-Annual Report

$33,597,885 of which $7,426,702, or 22.10%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Semi-Annual Report   93

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in NewYork (i.e., a day on which the NewYork Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in NewYork and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”).The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being deter-

94   Semi-Annual Report

mined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctua-

Semi-Annual Report   95

tions in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2021, the Global Dynamic Multi-Asset, Real Assets and Enhanced Opportunities Portfolios traded in forward currency contracts.

(d) Futures Contracts—For hedging and investment purposes, certain Portfolios may enter into futures contracts in US domestic markets, or exchanges located outside the United States.

Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

96   Semi-Annual Report

Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio’s net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

During the period ended June 30, 2021, the Real Assets Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. The counterparty pays out the total return of the equity security or basket of equity securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indexes underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized

Semi-Annual Report   97

appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2021, the Real Assets Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written.

During the period ended June 30, 2021, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or

98   Semi-Annual Report

other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2021, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and State Street. At June 30, 2021, the Enhanced Opportunities Portfolio had pledged $27,101,282 of securities as collateral under such arrangements.

For the period ended June 30, 2021, the following Portfolio received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions

Opportunistic Strategies	$3,238,622	$—
Enhanced Opportunities	31,969,432	39,867,990

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2020, the Global Dynamic Multi-Asset Portfolio had $896,176 unused short-term realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains.

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of

Semi-Annual Report   99

the following tax year. For the tax year ended December 31, 2020, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Opportunistic Strategies	$314,145	$—
Real Assets	15,048	281,359

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global Dynamic Multi-Asset	$13,972,174	$ 3,761,251	$ 235,487	$ 3,525,764
Opportunistic Strategies	67,278,193	15,883,140	133,901	15,749,239
Real Assets	29,150,717	5,649,684	258,727	5,390,957
Enhanced Opportunities	19,837,784	2,137,032	1,609,170	527,862

Management has analyzed the Portfolios tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be

100   Semi-Annual Report

taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

The Portfolios can, on their 2021 tax return, elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolio’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolio would otherwise be required to distribute as dividends to shareholders in order for the Portfolio to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolio’s shares, the total return on a shareholder’s investment is not affected by the Portfolio’s use of equalization.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, distributions redesignations, Treasury Inflation-Protected Securities, currency straddles, passive foreign investment company gains and losses, 305(c) deemed dividends, equalization, straddles, certain fixed- income securities, expenses, derivatives and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

Semi-Annual Report   101

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(k) Redemption Fee—Until August 15, 2016, the Enhanced Opportunities, the Global Dynamic Multi-Asset and Opportunistic Strategies Portfolios imposed a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees were retained by the Portfolios and are included as paid in capital on the Statements of Assets and Liabilities. As of August 15, 2016, redemption fees no longer apply to transactions in Portfolio shares.

(l) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(m) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the

102   Semi-Annual Report

value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Global Dynamic Multi-Asset	0.80%
Opportunistic Strategies	1.00
Real Assets	0.65
Enhanced Opportunities	0.95

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until April 30, 2022 if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, on behalf of the Portfolio, exceed the percentages of the value of the Portfolio’s

Semi-Annual Report   103

average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares

Global Dynamic Multi-Asset	0.90%	1.15%
Opportunistic Strategies	1.02	1.27
Real Assets	0.80	1.05
Enhanced Opportunities	1.25	1.50

During the period ended June 30, 2021, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Global Dynamic Multi-Asset	$96,529	$ —	$ 913	$1,871
Opportunistic Strategies	84,081	—	756	1,981
Real Assets	92,060	22,378	264	2,314
Enhanced Opportunities	93,481	5,093	1,938	2,268

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, the Lazard Opportunistic Strategies Portfolio experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses

104   Semi-Annual Report

resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other things, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For 2021, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex is: (1) an annual fee of $237,000, (2) an additional annual retainer of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’

Semi-Annual Report   105

fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active Portfolios on the basis of relative net assets. The Statements of Operations shows the Independent Directors’ compensation and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2021 were as follows:

Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$15,662,192	$56,976,399
Opportunistic Strategies	11,375,318	11,628,179
Real Assets	5,665,477	3,592,529
Enhanced Opportunities	33,161,496	41,331,421

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$260,814	$508,421

At June 30, 2021, the Investment Manager owned 31.71% of the outstanding shares of the Global Dynamic Multi-Asset Portfolio and 30.67% of the outstanding shares of the Enhanced Opportunities Portfolio.

For the period ended June 30, 2021, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is

106   Semi-Annual Report

the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2021, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance	*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Global Dynamic Multi-Asset	$1,054,732		$14,621,225	1.20%	17
Real Assets	820,000		820,000	1.20	1
Enhanced Opportunities	622,143		920,000	1.20	7

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or

Semi-Annual Report   107

geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook

108   Semi-Annual Report

for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a speci-

Semi-Annual Report   109

fied asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

110   Semi-Annual Report

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies

Semi-Annual Report   111

against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

(i) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes, currencies and structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default by, the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These deriva-

112   Semi-Annual Report

tives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. The same risks, as applicable, apply to derivative transactions by the Subsidiary. The Securities and Exchange Commission (the “SEC”) recently adopted Rule 18f-4 under the 1940 Act, which will regulate the use of derivatives for certain funds and may require a Portfolio to alter, perhaps materially, its use of derivatives.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural

Semi-Annual Report   113

resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by a Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets.

The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of other types of stocks traded on national exchanges, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no con-

114   Semi-Annual Report

trol over the operations and policies of a REIT, and the Portfolio generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

Semi-Annual Report   115

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their most recent net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. A Portfolio may be limited by the 1940 Act in the amount of its

116   Semi-Annual Report

assets that may be invested in one or more closed-end funds and/or ETFs in the absence of an applicable exemptive order from the SEC on which the Portfolio may rely or an exemption is available. New Rule 12d1-4 under the 1940 Act will allow the Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. The aforementioned exemptive orders will be rescinded effective January 19, 2022, and by such date the Portfolio will have to comply with the requirements of Rule 12d1-4 in order to rely on its exemptions from the requirements of Section 12.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV;

Semi-Annual Report   117

violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assump-

118   Semi-Annual Report

tions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 –	other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Report   119

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2021:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$210,300	$—	$210,300
Belgium	—	56,717	—	56,717
Canada	391,339	—	—	391,339
China	—	12,539	—	12,539
Denmark	99,229	47,698	—	146,927
Finland	—	17,405	—	17,405
France	93,252	146,687	—	239,939
Germany	83,008	228,594	—	311,602
Hong Kong	71,213	16,379	—	87,592
Israel	—	3,109	—	3,109
Italy	—	46,566	—	46,566
Japan	96,628	777,415	—	874,043
Macau	42,627	—	—	42,627
Malta	—	11,180	—	11,180
Netherlands	180,141	139,960	—	320,101
New Zealand	—	2,915	—	2,915
Norway	—	21,601	—	21,601
Singapore	—	21,083	—	21,083
Spain	40,020	5,362	—	45,382
Sweden	195,094	18,980	—	214,074
Switzerland	123,736	85,742	—	209,478
United Kingdom	417,459	203,177	—	620,636
United States	7,944,787	—	—	7,944,787
Corporate Bonds*	—	1,844,996	—	1,844,996
Exchange-Traded Funds	880,168	—	—	880,168
Foreign Government Obligations*	—	2,058,872	—	2,058,872
Supranational Bonds	—	392,276	—	392,276
US Municipal Bonds	—	224,422	—	224,422
Short-Term Investments	256,444	—	—	256,444
Other Financial Instruments†
Forward Currency Contracts	—	107,737	—	107,737
Total	$10,915,145	$6,701,712	$—	$17,616,857
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(118,919)	$—	$(118,919)

120   Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$79,334,529	$—	$—	$79,334,529
Short-Term Investments	6,829,917	—	—	6,829,917
Total	$86,164,446	$—	$—	$86,164,446
Liabilities:
Securities Sold Short Exchange-Traded Fund	$(3,137,014)	$—	$—	$(3,137,014)

Real Assets Portfolio
Assets:
Common Stocks*
Australia	$—	$1,512,310	$—	$1,512,310
Belgium	—	82,294	—	82,294
Canada	317,589	—	—	317,589
China	—	663,561	—	663,561
France	1,471	1,008,319	—	1,009,790
Germany	—	357,589	—	357,589
Hong Kong	—	732,304	—	732,304
Ireland	—	32,846	—	32,846
Israel	—	28,589	—	28,589
Italy	—	2,292,322	—	2,292,322
Japan	—	897,062	—	897,062
Luxembourg	—	162,796	—	162,796
Mexico	68,065	—	—	68,065
Netherlands	—	57,089	—	57,089
Norway	—	33,545	—	33,545
Singapore	—	283,606	—	283,606
South Korea	—	24,184	—	24,184
Spain	—	745,159	—	745,159
Sweden	—	327,490	—	327,490
United Arab Emirates	—	83,700	—	83,700
United Kingdom	—	2,145,072	—	2,145,072
United States	7,371,486	—	—	7,371,486
Exchange-Traded Funds	1,430,956	—	—	1,430,956
Short-Term Investments	11,100,337	—	—	11,100,337
Other Financial Instruments†
Forward Currency Contracts	—	114,327	—	114,327
Futures Contracts	140,480	—	—	140,480
Total Return Swap Agreements	—	2,527,142	—	2,527,142
Total	$20,430,384	$14,111,306	$—	$34,541,690
Liabilities:
Other Financial Instruments†
Futures Contracts	$(15)	$—	$—	$(15)

Semi-Annual Report   121

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Enhanced Opportunities Portfolio
Assets:
Common Stocks*	$918	$2,857	$ —	$3,775
Convertible Corporate Bonds	—	27,238,321	—	27,238,321
Short-Term Investments	12,363,628	—	—	12,363,628
Purchased Options	1,296	—	—	1,296
Other Financial Instruments†
Forward Currency Contracts	—	5,636	—	5,636
Total	$12,365,842	$27,246,814	$ —	$39,612,656
Liabilities:
Securities Sold Short Common Stocks*	$(11,332,931)	$(228,913)	$ —	$(11,561,844)
US Treasury Securities	—	(7,684,536)	—	(7,684,536)
Other Financial Instruments†
Written Options	$(630)	$—	$ —	$(630)
Total	$(11,333,561)	$(7,913,449)	$ —	$(19,247,010)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

122   Semi-Annual Report

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2021, the approximate average monthly notional exposure for derivative instruments was as follows:

Enhanced Opportunities Portfolio

Derivative Instruments	Global Dynamic Multi-Asset Portfolio	Real Assets Portfolio		Enhanced Opportunities Portfolio
Forward currency contracts:
Average amounts purchased	$13,100,000	$300,000	*	$200,000	#
Average amounts sold	12,000,000	7,000,000		900,000

Futures contracts:
Average notional value of contracts – long		700,000

Total return swap agreements:
Average notional value		7,100,000

*	Represents average monthly notional exposure for six months the derivative instrument was open during the period.
#	Represents average monthly notional exposure for five months the derivative instrument was open during the period.

The Enhanced Opportunities Portfolio purchased options having an average monthly notional exposure of less than $50,000. The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

Global Dynamic Multi-Asset Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30,2021:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$107,737

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$118,919

Semi-Annual Report   123

Real Assets Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021:

Assets – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$114,327	$114,327
Swap agreements
Unrealized appreciation on swap agreements	2,527,142	—	2,527,142
Total	$2,527,142	$114,327	$2,641,469

Liabilities – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Future Contracts
Variation margin on open futures contracts (a)	$2,101	$—	$2,101

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Enhanced Opportunities Portfolio

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$5,636
Purchased options	Investment in securities, at fair value	1,296
Total		6,932

Liabilities – Derivative Financial Instruments		Total
Written options	Written options, at fair value	$630

124   Semi-Annual Report

Global Dynamic Multi-Asset Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(247,759)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$58,261

Real Assets Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(23,273)	$(23,273)
Futures Contracts	132,967	—	132,967
Swap agreements	(433,062)	—	(433,062)
Total	$(300,095)	$(23,273)	$(323,368)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$177,302	$177,302
Futures Contracts	134,009	—	134,009
Swap agreements	2,119,849	—	2,119,849
Total	$2,253,858	$177,302	$2,431,160

Enhanced Opportunities Portfolio

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$15,163	$15,163
Purchased options	10,652	—	10,652
Written options	7,674	—	7,674
Total	$18,326	$15,163	$33,489

Semi-Annual Report   125

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$3,309	$3,309
Purchased options	(2,159)	—	(2,159)
Written options	135	—	135
Total	$(2,024)	$3,309	$1,285

As of June 30, 2021, the Global Dynamic Multi-Asset, Opportunistic Strategies, Real Assets and Enhanced Opportunities Portfolios held derivative instruments that are eligible for offset in the Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios are presented in the below table, as of June 30, 2021:

Global Dynamic Multi-Asset Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$107,737	$—	$107,737

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$15,143	$(15,143)	$—	$—
HSBC Bank USA NA	40,328	(40,328)	—	—
JPMorgan Chase Bank NA	45,855	(27,207)	—	18,648
Morgan Stanley Capital Services LLC.	5,505	—	—	5,505
State Street Bank and Trust Co.	906	(353)	—	553
Total	$107,737	$(83,031)	$—	$24,706

126   Semi-Annual Report

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$118,919	$—	$118,919

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$23,523	$(15,143)	$—	$8,380
HSBC Bank USA NA	67,836	(40,328)	—	27,508
JPMorgan Chase Bank NA	27,207	(27,207)	—	—
State Street Bank and Trust Co.	353	(353)	—	—
Total	$118,919	$(83,031)	$—	$35,888

Lazard Real Assets Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$114,327	$—	$114,327
Total Return Swap Agreements	2,527,142	—	2,527,142
Total	$2,641,469	$—	$2,641,469

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$22,885	$—	$—	$22,885
Goldman Sachs International	2,527,142	—	—	2,527,142
HSBC Bank USA NA	44,000	—	—	44,000
JPMorgan Chase Bank NA	19,219	—	—	19,219
State Street Bank and Trust Co.	28,223	—	—	28,223
Total	$2,641,469	$—	$—	$2,641,469

Semi-Annual Report   127

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$5,636	$—	$5,636

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
State Street Bank and Trust Co.	$5,636	$—	$—	$5,636

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates as of the end of 2021. ASU No. 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU No. 2020-04.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

128   Semi-Annual Report

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC website at https://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on May 26, 2021 and June 23, 2021, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 23, 2021 meeting, additional information requested by the Independent Directors at the May 26, 2021 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $26 billion of the

Semi-Annual Report   129

approximately $265 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2021).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $26 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

130   Semi-Annual Report

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the

[1]	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

Semi-Annual Report   131

significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2021, as applicable, compared to performance for the same time periods of:

●	a group of funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2020 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment

132   Semi-Annual Report

Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. For each of the Portfolios, it was noted that, since the Portfolio had (1) generally stable or decreased assets from the end of calendar year 2019 to the end of calendar year 2020, and/or (2) not reached a significant size, the potential

Semi-Annual Report   133

that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $265 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other

134   Semi-Annual Report

services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods, as well as information regarding the expected pattern of performance for the Portfolios in different market conditions and/or as compared to the performance of other funds that may be included in a Portfolio’s Performance Peer Group and/or Performance Category; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a

Semi-Annual Report   135

third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2021 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

136   Semi-Annual Report

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

www.proskauer.com

Semi-Annual Report   137

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS030

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form

N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 25, 2021

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 25, 2021